NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)(1)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS) (1)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF) (1)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU) (1)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2) (1)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2) (1)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PRO FUNDS

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS) (1)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from January 14, 2021 (inception) to December 31, 2021.

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from February 12, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)

J.P. MORGAN INVESTMENT MANAGEWMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

PIMCO FUNDS

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from March 12, 2021 (inception) to December 31, 2021.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 15, 2021 (inception) to December 31, 2021.

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD) (1)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 22, 2021 (inception) to December 31, 2021.

J.P. MORGAN INVESTMENT MANAGEWMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 23, 2021 (inception) to December 31, 2021.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 30, 2021 (inception) to December 31, 2021.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 5, 2021 (inception) to December 31, 2021.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

PIMCO FUNDS

PIMCO Variable Insurance Trust – CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 12, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

HARTFORD MUTUAL FUNDS (THE)

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PRINICIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

WELLS FARGO VARIABLE TRUST

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 14, 2021 (inception) to December 31, 2021.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 20, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 24, 2021 (inception) to December 31, 2021.

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 25, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 26, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 28, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 1, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 11, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 18, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 28, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from July 1, 2021 (inception) to December 31, 2021.

HARTFORD MUTUAL FUNDS (THE)

Hartford MidCap HLS Fund - Class IA (HTMCIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from July 26, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from July 28, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 2, 2021 (inception) to December 31, 2021.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 12, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 17, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 18, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

J.P. MORGAN INVESTMENT MANAGEWMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from November 19, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from December 1, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from December 3, 2021 (inception) to December 31, 2021.

T. ROWE PRICE

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from December 6, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from December 20, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from December 30, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from January 18, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from February 9, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from February 15, 2022 (inception) to December 31, 2022.

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from February 16, 2022 (inception) to December 31, 2022.

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from March 11, 2022 (inception) to December 31, 2022.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from March 21, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from March 24, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from March 30, 2022 (inception) to December 31, 2022.

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 6, 2022 (inception) to December 31, 2022.

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 21, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 17, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2022 (inception) to December 31, 2022.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 9, 2022 (inception) to December 31, 2022.

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 16, 2022 (inception) to December 31, 2022.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 29, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from July 25, 2022 (inception) to December 31, 2022.

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from December 7, 2022 (inception) to December 31, 2022.

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from December 23, 2022 (inception) to December 31, 2022.

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from December 30, 2022 (inception) to December 31, 2022.

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)

Statement of operations for the period from January 1, 2022 to April 29, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 29, 2022 (liquidation) and the year ended December 31, 2021.

GOLDMAN SACHS ASSET MANAGEMENTGROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Statement of operations for the period from January 1, 2022 to December 13, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to December 13, 2022 (liquidation) and the year ended December 31, 2021.

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	79,305	$809,897	$646,339	$-	$646,339	$19	$646,320	$646,320	$-	$646,320
ALVGIA	2,709	87,441	78,563	4	78,567	-	78,567	78,567	-	78,567
ALVIVB	29,943	400,751	386,268	-	386,268	10	386,258	386,258	-	386,258
ALVSVA	874	17,166	14,519	-	14,519	1	14,518	14,518	-	14,518
AASCO	827	15,835	11,731	-	11,731	2	11,729	11,729	-	11,729
WFVSG1	61,382	762,442	493,515	-	493,515	1	493,514	493,514	-	493,514
AAEIP3	459,168	4,424,872	4,545,761	-	4,545,761	43	4,545,718	4,545,718	-	4,545,718
ARLPE3	117,114	1,505,709	1,110,244	20	1,110,264	-	1,110,264	1,110,264	-	1,110,264
ACVGI	76,946	1,505,569	1,064,159	2	1,064,161	-	1,064,161	1,064,161	-	1,064,161
ACVI	7,948	103,732	75,743	2	75,745	-	75,745	75,745	-	75,745
ACVIG	1,250,306	11,510,904	8,964,693	-	8,964,693	70	8,964,623	8,964,623	-	8,964,623
ACVIP1	99,849	1,023,629	938,584	5	938,589	-	938,589	938,589	-	938,589
ACVIP2	1,736,779	17,619,645	16,273,615	-	16,273,615	129	16,273,486	16,273,486	-	16,273,486
ACVMV2	157,979	3,613,524	3,344,425	-	3,344,425	50	3,344,375	3,344,375	-	3,344,375
ACVU1	107,646	2,240,587	2,081,871	-	2,081,871	47	2,081,824	2,081,824	-	2,081,824
ACVV	763,771	8,795,233	9,508,951	-	9,508,951	80	9,508,871	9,508,871	-	9,508,871
ACVV2	238,451	3,032,347	2,971,096	-	2,971,096	42	2,971,054	2,971,054	-	2,971,054
AFGC	47,161	507,274	471,141	-	471,141	-	471,141	471,141	-	471,141
AFGF	16,969	1,508,784	1,294,561	-	1,294,561	8	1,294,553	1,294,553	-	1,294,553
AMVBA1	170,639	1,710,853	1,605,716	-	1,605,716	4	1,605,712	1,605,712	-	1,605,712
AMVBC4	3,249,625	50,029,536	40,100,375	-	40,100,375	71	40,100,304	40,100,304	-	40,100,304
AMVCB4	1,526,719	17,378,243	16,732,840	-	16,732,840	137	16,732,703	16,732,703	-	16,732,703
AMVGS4	392,636	8,452,039	5,999,480	-	5,999,480	94	5,999,386	5,999,386	-	5,999,386
AMVGV2	38,188	384,077	376,912	-	376,912	14	376,898	376,898	-	376,898
AMVI4	642,022	11,804,262	9,623,913	-	9,623,913	43	9,623,870	9,623,870	-	9,623,870
AMVIG1	511	4,500	4,569	3	4,572	-	4,572	4,572	-	4,572
AMVM1	39,594	391,144	374,166	2	374,168	-	374,168	374,168	-	374,168
AMVNW1	46,704	1,177,993	1,041,491	-	1,041,491	2	1,041,489	1,041,489	-	1,041,489
AMVNW4	758,256	19,200,523	16,560,301	-	16,560,301	54	16,560,247	16,560,247	-	16,560,247
PIHYB2	15,318	128,559	119,023	1	119,024	-	119,024	119,024	-	119,024
PIVFI	8,506	120,806	111,005	-	111,005	3	111,002	111,002	-	111,002
BRVDA3	203,320	2,660,412	2,360,542	-	2,360,542	18	2,360,524	2,360,524	-	2,360,524
BRVED3	560,338	6,477,181	5,670,619	-	5,670,619	62	5,670,557	5,670,557	-	5,670,557
BRVEDI	254,085	3,126,068	2,578,958	-	2,578,958	2	2,578,956	2,578,956	-	2,578,956
BRVHY3	2,411,073	17,412,875	15,551,424	75,136	15,626,560	-	15,626,560	15,626,560	-	15,626,560
BRVHYI	214,575	1,552,023	1,384,010	6,922	1,390,932	-	1,390,932	1,390,932	-	1,390,932
BRVMMI	390,524	390,524	390,524	-	390,524	3	390,521	390,521	-	390,521

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
BRVSII	122,302	1,502,764	1,232,806	-	1,232,806	11	1,232,795	1,232,795	-	1,232,795
BRVTR1	29,435	317,199	295,817	849	296,666	-	296,666	296,666	-	296,666
BRVTR3	1,030,357	12,023,776	10,231,445	28,546	10,259,991	-	10,259,991	10,259,991	-	10,259,991
MLVGA3	1,761,703	25,988,553	20,911,410	-	20,911,410	176	20,911,234	20,911,234	-	20,911,234
DCAP	362	12,017	11,561	1	11,562	-	11,562	11,562	-	11,562
DSRG	143	7,063	5,964	-	5,964	1	5,963	5,963	-	5,963
DVMCSS	519,046	9,839,000	8,491,596	-	8,491,596	53	8,491,543	8,491,543	-	8,491,543
CVN1II	573	64,862	53,295	-	53,295	2	53,293	53,293	-	53,293
SASP5I	202,544	12,205,181	11,419,446	4	11,419,450	-	11,419,450	11,419,450	-	11,419,450
CLSCV1	22,287	348,632	256,301	-	256,301	3	256,298	256,298	-	256,298
CLVAB1	8,529	80,831	76,678	-	76,678	-	76,678	76,678	-	76,678
CLVEM1	37,956	477,719	341,608	-	341,608	3	341,605	341,605	-	341,605
CLVHY1	5,816	33,941	33,502	2	33,504	-	33,504	33,504	-	33,504
CLVHY2	629,317	3,693,087	3,580,816	-	3,580,816	43	3,580,773	3,580,773	-	3,580,773
CLVIB1	6,442	56,162	53,276	3	53,279	-	53,279	53,279	-	53,279
CLVLD1	15,694	145,331	143,910	3	143,913	-	143,913	143,913	-	143,913
CLVLG1	223	9,036	9,427	1	9,428	-	9,428	9,428	-	9,428
CLVLV1	39,043	1,421,847	1,434,064	-	1,434,064	3	1,434,061	1,434,061	-	1,434,061
CLVPB1	2,471	24,733	23,250	3	23,253	-	23,253	23,253	-	23,253
CLVSE1	2,974	121,962	124,963	-	124,963	4	124,959	124,959	-	124,959
CLVTB1	11,339	105,651	103,296	-	103,296	1	103,295	103,295	-	103,295
CSCRS	52,501	1,374,642	1,282,075	-	1,282,075	6	1,282,069	1,282,069	-	1,282,069
CSCRS2	17,845	474,024	437,746	-	437,746	14	437,732	437,732	-	437,732
DWVEMD	21,600	473,222	425,528	-	425,528	1	425,527	425,527	-	425,527
DWVSVS	235,293	9,079,041	8,663,502	-	8,663,502	43	8,663,459	8,663,459	-	8,663,459
DWVSVT	361	13,916	13,377	-	13,377	2	13,375	13,375	-	13,375
DFVIV	100,791	1,293,339	1,233,679	3	1,233,682	-	1,233,682	1,233,682	-	1,233,682
ETVFR	2,481,752	21,845,264	20,945,990	465	20,946,455	-	20,946,455	20,926,719	19,736	20,946,455
FHIB	55,294	334,856	295,269	-	295,269	5	295,264	295,264	-	295,264
FQB	7,102	70,187	69,673	4	69,677	-	69,677	69,677	-	69,677
FVUS2	218,777	2,297,905	2,012,746	-	2,012,746	21	2,012,725	2,012,725	-	2,012,725
FAM2	21,531	322,976	298,846	-	298,846	30	298,816	298,816	-	298,816
FB2	3,213,027	68,387,435	60,212,129	-	60,212,129	105	60,212,024	60,212,024	-	60,212,024
FC2	585,176	25,933,877	21,382,346	-	21,382,346	65	21,382,281	21,382,281	-	21,382,281
FEI2	290,664	7,072,427	6,600,969	-	6,600,969	106	6,600,863	6,600,863	-	6,600,863
FEIP	8,914	214,219	210,022	-	210,022	11	210,011	210,011	-	210,011
FEMS2	802,694	8,456,168	7,914,561	-	7,914,561	75	7,914,486	7,914,486	-	7,914,486

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FG2	1,117,503	95,392,000	77,409,413	-	77,409,413	126	77,409,287	77,409,287	-	77,409,287
FGI2	833,937	19,343,588	19,397,380	-	19,397,380	432	19,396,948	19,390,402	6,546	19,396,948
FHI2	232,679	1,075,402	979,578	-	979,578	25	979,553	979,553	-	979,553
FICAP	8,936	152,926	149,134	-	149,134	3	149,131	149,131	-	149,131
FIGBP	115,350	1,261,909	1,245,776	-	1,245,776	-	1,245,776	1,245,776	-	1,245,776
FIGBP2	1,712,351	22,574,207	17,928,315	-	17,928,315	82	17,928,233	17,928,233	-	17,928,233
FIP	8,934	3,659,375	3,348,285	3	3,348,288	-	3,348,288	3,348,288	-	3,348,288
FMCP	8,315	277,061	272,080	-	272,080	2	272,078	272,078	-	272,078
FMMP	793,750	793,750	793,750	-	793,750	20	793,730	793,730	-	793,730
FNRS2	232,056	5,585,310	5,808,369	-	5,808,369	15	5,808,354	5,808,354	-	5,808,354
FRESS2	305,473	6,085,741	4,954,771	-	4,954,771	21	4,954,750	4,954,379	371	4,954,750
FVIII	174,143	1,715,547	1,636,941	3	1,636,944	-	1,636,944	1,636,944	-	1,636,944
FVP	40,434	719,343	676,465	-	676,465	9	676,456	676,456	-	676,456
FVSII	17,396	181,971	174,307	2	174,309	-	174,309	174,309	-	174,309
FVSIS2	1,429,189	15,118,372	14,148,972	-	14,148,972	87	14,148,885	14,148,885	-	14,148,885
FVSS2	50,708	779,300	737,294	-	737,294	14	737,280	737,280	-	737,280
FEOVF	55,598	1,352,145	1,234,831	-	1,234,831	16	1,234,815	1,234,815	-	1,234,815
FTVFA2	807,158	4,357,505	3,559,568	-	3,559,568	71	3,559,497	3,559,497	-	3,559,497
FTVGI2	796,558	12,317,388	9,941,043	-	9,941,043	1,208	9,939,835	9,909,362	30,473	9,939,835
FTVIS2	1,222,130	19,135,720	18,001,981	-	18,001,981	55	18,001,926	18,001,926	-	18,001,926
FTVMD2	406,702	7,045,591	6,755,316	-	6,755,316	128	6,755,188	6,755,188	-	6,755,188
GVGMNS	46,823	535,039	467,765	-	467,765	20	467,745	467,745	-	467,745
GVMSAS	227,545	2,109,596	2,004,672	-	2,004,672	32	2,004,640	2,004,640	-	2,004,640
GVFRB	209,162	4,997,965	4,940,416	-	4,940,416	93	4,940,323	4,940,323	-	4,940,323
RAF	81,551	2,079,793	2,073,837	-	2,073,837	31	2,073,806	2,073,806	-	2,073,806
RBF	65,150	6,105,811	5,170,325	-	5,170,325	9	5,170,316	5,170,316	-	5,170,316
RBKF	17,996	1,882,032	1,712,301	-	1,712,301	34	1,712,267	1,712,267	-	1,712,267
RBMF	24,728	2,547,159	2,304,440	-	2,304,440	32	2,304,408	2,304,408	-	2,304,408
RCPF	80,416	6,001,115	5,785,916	-	5,785,916	29	5,785,887	5,785,887	-	5,785,887
RELF	21,647	4,012,428	2,924,094	-	2,924,094	71	2,924,023	2,924,023	-	2,924,023
RENF	25,682	6,289,561	6,462,454	-	6,462,454	94	6,462,360	6,462,360	-	6,462,360
RESF	11,486	3,357,775	3,615,908	-	3,615,908	128	3,615,780	3,615,780	-	3,615,780
RFSF	73,648	7,528,736	6,181,301	-	6,181,301	144	6,181,157	6,181,157	-	6,181,157
RHCF	109,683	9,444,562	8,815,214	-	8,815,214	141	8,815,073	8,815,073	-	8,815,073
RHYS	6,076	442,709	432,445	-	432,445	22	432,423	432,423	-	432,423
RINF	42,535	5,127,915	2,451,691	-	2,451,691	7	2,451,684	2,451,684	-	2,451,684
RJNF	18,271	1,850,259	1,808,973	3,655	1,812,628	-	1,812,628	1,812,628	-	1,812,628

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RLCE	5,752	545,798	626,539	-	626,539	16	626,523	626,523	-	626,523
RLCJ	5,270	316,910	306,054	-	306,054	17	306,037	306,037	-	306,037
RLF	27,277	3,319,437	2,407,702	-	2,407,702	17	2,407,685	2,407,685	-	2,407,685
RMED	12,357	2,714,919	2,148,882	65	2,148,947	-	2,148,947	2,148,947	-	2,148,947
RMEK	23,838	1,505,024	1,388,326	-	1,388,326	136	1,388,190	1,388,190	-	1,388,190
RNF	64,395	8,220,899	7,645,671	-	7,645,671	62	7,645,609	7,645,609	-	7,645,609
ROF	261,512	15,926,063	12,102,773	-	12,102,773	69	12,102,704	12,102,704	-	12,102,704
RPMF	155,443	6,329,041	5,669,010	-	5,669,010	60	5,668,950	5,668,950	-	5,668,950
RREF	63,051	2,669,745	2,188,496	-	2,188,496	19	2,188,477	2,188,477	-	2,188,477
RRF	17,817	2,250,516	1,713,109	-	1,713,109	15	1,713,094	1,713,094	-	1,713,094
RSRF	242,237	3,517,136	3,655,357	-	3,655,357	62	3,655,295	3,655,295	-	3,655,295
RTEC	64,673	11,976,235	7,897,815	-	7,897,815	46	7,897,769	7,897,769	-	7,897,769
RTEL	8,048	477,079	423,461	-	423,461	41	423,420	423,420	-	423,420
RTF	16,565	4,305,118	3,910,124	-	3,910,124	83	3,910,041	3,910,041	-	3,910,041
RTRF	28,492	3,100,912	2,032,909	-	2,032,909	157	2,032,752	2,032,752	-	2,032,752
RUF	36,686	1,334,539	1,330,226	-	1,330,226	34	1,330,192	1,330,192	-	1,330,192
RUGB	127,754	2,960,387	2,848,903	-	2,848,903	1	2,848,902	2,848,902	-	2,848,902
RUTL	120,999	4,313,585	4,191,390	-	4,191,390	73	4,191,317	4,191,317	-	4,191,317
RVARS	112,941	2,857,140	2,883,372	-	2,883,372	83	2,883,289	2,883,289	-	2,883,289
RVCMD	21,856	2,577,522	2,218,824	-	2,218,824	55	2,218,769	2,218,769	-	2,218,769
RVF	61,218	4,650,212	3,708,607	180	3,708,787	-	3,708,787	3,708,787	-	3,708,787
RVIDD	19,074	916,351	914,217	-	914,217	14	914,203	914,203	-	914,203
RVIMC	2,710	100,426	101,381	-	101,381	13	101,368	101,368	-	101,368
RVISC	18,657	655,367	659,519	-	659,519	31	659,488	659,488	-	659,488
RVLCG	272,507	16,468,414	11,336,283	-	11,336,283	90	11,336,193	11,336,193	-	11,336,193
RVLCV	245,972	14,212,729	12,987,307	-	12,987,307	76	12,987,231	12,987,231	-	12,987,231
RVLDD	59,211	9,481,174	9,248,768	66	9,248,834	-	9,248,834	9,248,834	-	9,248,834
RVMCG	142,327	5,342,998	4,081,946	-	4,081,946	150	4,081,796	4,081,796	-	4,081,796
RVMCV	122,013	4,867,067	4,858,563	-	4,858,563	36	4,858,527	4,858,527	-	4,858,527
RVMFU	160,710	2,883,499	2,823,673	889	2,824,562	-	2,824,562	2,813,762	10,800	2,824,562
RVSCG	71,423	3,594,086	2,972,610	-	2,972,610	98	2,972,512	2,972,512	-	2,972,512
RVSCV	40,553	2,708,594	2,737,718	-	2,737,718	8	2,737,710	2,737,710	-	2,737,710
RVSDL	24,405	1,249,475	1,102,356	-	1,102,356	37	1,102,319	1,102,319	-	1,102,319
RVWDL	25,908	1,107,215	1,115,099	-	1,115,099	15	1,115,084	1,115,084	-	1,115,084
HTDEIA	27,680	492,107	436,793	4	436,797	-	436,797	436,797	-	436,797
HTMCIA	4,123	129,144	105,870	-	105,870	6	105,864	105,864	-	105,864
AVIE2	63,072	2,055,396	1,792,495	-	1,792,495	34	1,792,461	1,792,461	-	1,792,461

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVBRA2	536,528	5,186,838	4,276,129	-	4,276,129	106	4,276,023	4,276,023	-	4,276,023
IVEW52	651,940	17,726,371	15,998,599	-	15,998,599	39	15,998,560	15,998,560	-	15,998,560
IVEW5I	9,123	243,737	232,372	-	232,372	4	232,368	232,368	-	232,368
OVAG	8,064	754,245	447,647	-	447,647	4	447,643	447,643	-	447,643
OVGSS	403,687	16,460,413	12,231,723	-	12,231,723	87	12,231,636	12,231,636	-	12,231,636
OVIG	656,834	1,613,461	1,103,481	2	1,103,483	-	1,103,483	1,103,483	-	1,103,483
OVSC	5,328	138,820	122,980	1	122,981	-	122,981	122,981	-	122,981
OVSCS	396,703	10,027,044	8,949,631	-	8,949,631	277	8,949,354	8,942,379	6,975	8,949,354
WRASP	1,153,832	10,246,493	9,057,583	-	9,057,583	36	9,057,547	9,057,547	-	9,057,547
WRENG	348,796	1,193,296	1,768,394	900	1,769,294	-	1,769,294	1,769,294	-	1,769,294
JPIGA2	149,043	2,659,122	2,322,089	-	2,322,089	43	2,322,046	2,322,046	-	2,322,046
JPIIB2	157,277	1,699,257	1,527,164	-	1,527,164	18	1,527,146	1,527,146	-	1,527,146
JPMMV1	176,525	2,111,906	1,841,152	-	1,841,152	2	1,841,150	1,841,150	-	1,841,150
JPSCE1	16,798	341,619	301,689	-	301,689	1	301,688	301,688	-	301,688
OGBDP	647,098	6,585,084	6,257,442	5	6,257,447	-	6,257,447	6,257,447	-	6,257,447
OGDEP	76,604	2,859,524	2,419,908	-	2,419,908	3	2,419,905	2,419,905	-	2,419,905
JABS	689,789	30,261,240	29,295,330	-	29,295,330	49	29,295,281	29,295,281	-	29,295,281
JAFBS	385,577	5,114,980	4,237,490	-	4,237,490	46	4,237,444	4,237,444	-	4,237,444
JAGTS	2,216,426	36,728,573	23,072,998	-	23,072,998	118	23,072,880	23,072,880	-	23,072,880
JAMGS	288,724	21,190,385	18,126,122	-	18,126,122	7	18,126,115	18,126,115	-	18,126,115
LZREMI	13,760	269,075	243,826	-	243,826	2	243,824	243,824	-	243,824
LZREMS	188,316	3,736,256	3,374,621	-	3,374,621	61	3,374,560	3,374,560	-	3,374,560
LPVAI	7,211	377,018	362,650	-	362,650	1	362,649	362,649	-	362,649
LPVCA2	272,329	4,716,828	4,038,643	-	4,038,643	36	4,038,607	4,038,607	-	4,038,607
LPVCII	66,511	1,505,943	1,408,694	-	1,408,694	2	1,408,692	1,408,692	-	1,408,692
LPVCMI	3,492	75,178	71,098	-	71,098	6	71,092	71,092	-	71,092
LPWHY2	532,698	3,467,112	3,196,186	-	3,196,186	74	3,196,112	3,191,053	5,059	3,196,112
SBVI	75,745	1,531,828	1,526,261	-	1,526,261	-	1,526,261	1,526,261	-	1,526,261
SBVSG2	372,846	8,592,816	8,720,865	-	8,720,865	53	8,720,812	8,720,812	-	8,720,812
LOVSDC	1,356,252	18,834,407	17,617,718	-	17,617,718	57	17,617,661	17,617,661	-	17,617,661
LOVTRC	690,136	11,316,727	9,627,393	-	9,627,393	91	9,627,302	9,627,302	-	9,627,302
MNCPS2	448,900	7,230,134	6,178,214	-	6,178,214	85	6,178,129	6,177,867	262	6,178,129
MNHCBI	99,739	883,165	859,543	1	859,544	-	859,544	859,544	-	859,544
MNVFRI	95,555	821,824	796,560	23	796,583	-	796,583	796,583	-	796,583
MNWLGI	209	4,096	3,955	1	3,956	-	3,956	3,956	-	3,956
M3GRES	34,950	677,405	535,779	-	535,779	29	535,750	535,750	-	535,750
MEGS	1,884	99,984	90,456	-	90,456	4	90,452	90,452	-	90,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MV2RII	3,183	45,135	48,060	-	48,060	4	48,056	48,056	-	48,056
MV2RIS	79,850	1,268,136	1,186,568	-	1,186,568	18	1,186,550	1,186,550	-	1,186,550
MV3MVI	14,532	146,176	133,552	4	133,556	-	133,556	133,556	-	133,556
MV3MVS	1,171,150	11,827,647	10,610,616	-	10,610,616	39	10,610,577	10,610,577	-	10,610,577
MVBRES	57,350	3,362,135	2,685,117	-	2,685,117	38	2,685,079	2,685,079	-	2,685,079
MVFIC	46,033	1,030,629	992,002	4	992,006	-	992,006	992,006	-	992,006
MVGTAS	64,954	900,398	825,571	-	825,571	24	825,547	825,547	-	825,547
MVIGIC	18,589	261,446	248,169	-	248,169	6	248,163	248,163	-	248,163
MVIGSC	225,538	3,142,653	2,965,819	-	2,965,819	26	2,965,793	2,965,793	-	2,965,793
MVITSI	1,786	68,444	57,624	-	57,624	4	57,620	57,620	-	57,620
MVIVSC	1,059,821	31,263,057	28,350,205	-	28,350,205	55	28,350,150	28,350,150	-	28,350,150
MVUSC	201,765	7,501,759	7,176,779	-	7,176,779	34	7,176,745	7,176,745	-	7,176,745
MGRFV	396,299	4,649,823	4,632,735	417	4,633,152	-	4,633,152	4,621,799	11,353	4,633,152
MSEMB	1,306,523	9,065,315	6,963,766	-	6,963,766	580	6,963,186	6,953,292	9,894	6,963,186
MSGI2	807,868	6,225,281	5,598,524	-	5,598,524	67	5,598,457	5,597,999	458	5,598,457
MSVEG2	2,060,964	17,301,884	14,076,384	-	14,076,384	30	14,076,354	14,076,354	-	14,076,354
MSVEM	15,346	233,820	182,923	2	182,925	-	182,925	182,925	-	182,925
MSVGT2	131,119	1,281,881	992,571	-	992,571	81	992,490	992,490	-	992,490
VKVGR2	1,248,621	11,644,626	8,690,406	-	8,690,406	426	8,689,980	8,676,554	13,426	8,689,980
DTRTFB	410,568	3,971,047	3,415,925	-	3,415,925	30	3,415,895	3,415,895	-	3,415,895
EIF2	621,054	12,666,575	11,855,917	-	11,855,917	55	11,855,862	11,855,862	-	11,855,862
GBF	295,036	3,166,503	2,743,834	-	2,743,834	67	2,743,767	2,743,767	-	2,743,767
GBF2	618,266	6,613,387	5,737,512	-	5,737,512	24	5,737,488	5,737,488	-	5,737,488
GEM	107,632	1,164,159	1,102,153	-	1,102,153	64	1,102,089	1,102,089	-	1,102,089
GEM2	832,349	11,404,648	8,390,078	-	8,390,078	118	8,389,960	8,386,641	3,319	8,389,960
GVAAA2	3,598,212	93,963,973	89,667,441	-	89,667,441	127	89,667,314	89,667,314	-	89,667,314
GVABD2	1,348,330	16,420,541	14,076,562	-	14,076,562	40	14,076,522	14,076,522	-	14,076,522
GVAGG2	889,773	29,703,035	28,419,362	-	28,419,362	71	28,419,291	28,419,291	-	28,419,291
GVAGI2	793,372	44,635,830	43,627,551	-	43,627,551	59	43,627,492	43,627,492	-	43,627,492
GVAGR2	670,080	70,206,169	59,000,549	-	59,000,549	95	59,000,454	59,000,454	-	59,000,454
GVDMA	2,819,121	30,361,113	21,989,145	-	21,989,145	607	21,988,538	21,979,506	9,032	21,988,538
GVDMC	2,388,905	24,303,432	19,756,243	-	19,756,243	400	19,755,843	19,615,972	139,871	19,755,843
GVEX1	41,483,959	472,846,549	306,566,457	-	306,566,457	186	306,566,271	306,566,271	-	306,566,271
GVIDA	678,543	7,720,897	5,869,399	-	5,869,399	32	5,869,367	5,869,367	-	5,869,367
GVIDC	1,930,373	19,209,446	16,832,854	-	16,832,854	92	16,832,762	16,832,762	-	16,832,762
GVIDM	8,077,147	83,426,736	60,901,687	-	60,901,687	134	60,901,553	60,901,553	-	60,901,553
HIBF	1,050,008	6,844,802	5,712,045	-	5,712,045	36	5,712,009	5,712,009	-	5,712,009

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IDPG2	315,911	3,370,195	2,852,675	-	2,852,675	22	2,852,653	2,852,653	-	2,852,653
IDPGI2	307,667	3,382,793	2,815,155	-	2,815,155	29	2,815,126	2,815,126	-	2,815,126
MCIF	3,850,261	80,870,449	66,802,026	-	66,802,026	148	66,801,878	66,801,878	-	66,801,878
MSBF	1,130,224	10,467,827	9,731,230	-	9,731,230	18	9,731,212	9,731,018	194	9,731,212
NAMAA2	759,377	8,376,729	6,728,081	-	6,728,081	15	6,728,066	6,728,066	-	6,728,066
NAMGI2	418,513	4,869,958	5,122,605	-	5,122,605	23	5,122,582	5,122,582	-	5,122,582
NCPG2	87,058	1,017,509	959,383	-	959,383	13	959,370	959,370	-	959,370
NCPGI2	141,432	1,558,457	1,472,312	-	1,472,312	37	1,472,275	1,472,275	-	1,472,275
NDESY	47,563	419,166	369,087	-	369,087	1	369,086	369,086	-	369,086
NIFY	63,680	596,130	550,834	-	550,834	2	550,832	550,832	-	550,832
NJMMA2	147,579	1,338,387	1,229,332	-	1,229,332	12	1,229,320	1,229,320	-	1,229,320
NLCGY	162,170	1,495,224	1,482,238	-	1,482,238	8	1,482,230	1,482,230	-	1,482,230
NUSTLY	83,829	764,454	684,881	1	684,882	-	684,882	684,882	-	684,882
NVAMV2	141,192	2,009,373	2,328,254	-	2,328,254	66	2,328,188	2,328,188	-	2,328,188
NVAMVZ	727,788	13,368,064	11,899,335	-	11,899,335	99	11,899,236	11,899,236	-	11,899,236
NVBX	4,508,302	49,055,297	40,439,465	-	40,439,465	74	40,439,391	40,439,391	-	40,439,391
NVCBD2	636,654	7,051,605	5,691,688	-	5,691,688	31	5,691,657	5,691,657	-	5,691,657
NVCCA2	1,102,737	11,312,033	10,961,205	-	10,961,205	15,290	10,945,915	10,624,024	321,891	10,945,915
NVCCN2	1,104,824	11,600,742	10,772,034	-	10,772,034	74	10,771,960	10,771,960	-	10,771,960
NVCMA2	759,113	7,074,376	7,082,528	-	7,082,528	533	7,081,995	7,073,132	8,863	7,081,995
NVCMC2	788,816	8,391,581	8,030,142	-	8,030,142	50	8,030,092	8,030,092	-	8,030,092
NVCMD2	1,604,930	16,038,472	16,402,381	-	16,402,381	27	16,402,354	16,402,354	-	16,402,354
NVCRA2	481,433	4,941,616	5,281,318	-	5,281,318	30	5,281,288	5,281,288	-	5,281,288
NVCRB2	958,108	10,213,771	9,887,678	-	9,887,678	55	9,887,623	9,887,623	-	9,887,623
NVDBL2	919,804	13,794,839	10,651,330	-	10,651,330	69	10,651,261	10,651,261	-	10,651,261
NVDCA2	1,354,793	19,647,216	14,577,570	-	14,577,570	15,792	14,561,778	14,266,256	295,522	14,561,778
NVFIII	655,249	7,145,682	6,087,265	-	6,087,265	22	6,087,243	6,087,243	-	6,087,243
NVGEII	83,651	1,135,192	1,120,083	-	1,120,083	35	1,120,048	1,120,048	-	1,120,048
NVIE6	252,561	2,582,579	2,265,472	-	2,265,472	26	2,265,446	2,265,446	-	2,265,446
NVIX	5,241,965	52,028,772	48,330,917	-	48,330,917	559	48,330,358	48,326,128	4,230	48,330,358
NVLCPP	2,520,502	29,184,543	24,171,610	-	24,171,610	128	24,171,482	24,171,482	-	24,171,482
NVLCPY	5,623	57,904	53,925	-	53,925	1	53,924	53,924	-	53,924
NVMGA2	252,784	2,812,762	2,611,259	-	2,611,259	54	2,611,205	2,611,205	-	2,611,205
NVMIG6	1,208,381	14,198,558	8,180,739	-	8,180,739	133	8,180,606	8,180,606	-	8,180,606
NVMIVZ	389,740	4,282,819	4,045,503	-	4,045,503	97	4,045,406	4,045,406	-	4,045,406
NVMLG2	1,492,622	11,568,072	9,955,786	-	9,955,786	147	9,955,639	9,955,639	-	9,955,639
NVMM2	209,832,361	209,832,361	209,832,361	178	209,832,539	-	209,832,539	209,812,809	19,730	209,832,539

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMMG1	53,581	350,828	278,619	7	278,626	-	278,626	278,626	-	278,626
NVMMG2	1,951,483	13,598,265	8,781,674	-	8,781,674	115	8,781,559	8,781,559	-	8,781,559
NVMMV2	857,856	7,505,480	7,291,772	-	7,291,772	88	7,291,684	7,291,684	-	7,291,684
NVNMO1	26,849	326,808	296,678	-	296,678	13	296,665	296,665	-	296,665
NVNMO2	310,003	3,582,593	3,357,335	-	3,357,335	57	3,357,278	3,357,278	-	3,357,278
NVNSR2	111,549	1,407,423	1,259,384	-	1,259,384	20	1,259,364	1,259,364	-	1,259,364
NVOLG2	814,320	15,273,395	13,867,863	-	13,867,863	41	13,867,822	13,867,822	-	13,867,822
NVRE2	988,845	8,781,278	6,664,816	-	6,664,816	106	6,664,710	6,664,710	-	6,664,710
NVSIX2	5,482,346	44,058,591	37,937,835	-	37,937,835	75	37,937,760	37,937,760	-	37,937,760
NVSTB2	1,805,453	17,485,542	17,025,426	-	17,025,426	72	17,025,354	17,025,354	-	17,025,354
NVTIV3	43,051	444,840	451,179	-	451,179	5	451,174	451,174	-	451,174
SAM	31,297	31,297	31,297	-	31,297	10	31,287	31,287	-	31,287
SCF	338,041	6,461,870	5,462,749	-	5,462,749	72	5,462,677	5,462,677	-	5,462,677
SCF2	425,963	7,685,097	6,078,486	-	6,078,486	22	6,078,464	6,078,464	-	6,078,464
SCGF	248,333	4,467,556	2,900,529	-	2,900,529	52	2,900,477	2,900,477	-	2,900,477
SCGF2	356,271	4,952,804	3,487,898	-	3,487,898	9	3,487,889	3,487,889	-	3,487,889
SCVF	312,791	3,129,892	2,649,339	-	2,649,339	81	2,649,258	2,649,258	-	2,649,258
SCVF2	305,821	3,009,011	2,434,337	-	2,434,337	60	2,434,277	2,434,277	-	2,434,277
TRF	66,478	1,519,594	1,462,513	-	1,462,513	49	1,462,464	1,462,464	-	1,462,464
TRF2	126,534	3,037,355	2,767,291	-	2,767,291	26	2,767,265	2,767,265	-	2,767,265
AMSRS	493	16,287	13,205	1	13,206	-	13,206	13,206	-	13,206
NBARMS	140,983	1,315,416	1,156,062	-	1,156,062	21	1,156,041	1,156,041	-	1,156,041
NOTBBA	1,033,210	8,524,915	7,821,400	-	7,821,400	24	7,821,376	7,821,376	-	7,821,376
PSTRBI	34,576	461,246	461,246	-	461,246	1	461,245	461,245	-	461,245
PMUBA	489,296	4,934,199	4,114,982	-	4,114,982	41	4,114,941	4,114,941	-	4,114,941
PMVAAD	522,061	5,612,198	4,573,258	-	4,573,258	78	4,573,180	4,573,180	-	4,573,180
PMVEBD	432,719	5,466,154	4,348,828	-	4,348,828	39	4,348,789	4,348,789	-	4,348,789
PMVFAD	280,638	2,731,863	2,051,464	-	2,051,464	37	2,051,427	2,051,427	-	2,051,427
PMVFHI	100,810	1,046,843	958,703	-	958,703	78	958,625	958,625	-	958,625
PMVFHV	369,195	4,038,922	3,511,046	4	3,511,050	-	3,511,050	3,511,050	-	3,511,050
PMVGBD	189,078	2,161,576	1,786,791	-	1,786,791	26	1,786,765	1,786,765	-	1,786,765
PMVHYD	798,130	5,752,880	5,403,340	-	5,403,340	39	5,403,301	5,403,301	-	5,403,301
PMVHYI	123,747	952,298	837,770	-	837,770	1	837,769	837,769	-	837,769
PMVII	285,427	2,972,889	2,765,784	-	2,765,784	3	2,765,781	2,765,781	-	2,765,781
PMVIV	1,882,349	19,918,631	18,239,959	-	18,239,959	81	18,239,878	18,239,878	-	18,239,878
PMVLAD	1,187,516	11,841,992	11,257,653	-	11,257,653	62	11,257,591	11,257,591	-	11,257,591
PMVLDI	129,124	1,280,855	1,224,095	-	1,224,095	86	1,224,009	1,224,009	-	1,224,009

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVRI	68,269	919,415	785,094	-	785,094	2	785,092	785,092	-	785,092
PMVRSD	1,128,812	10,198,991	7,912,974	24,512	7,937,486	-	7,937,486	6,038,249	1,899,237	7,937,486
PMVRSI	89,252	738,625	612,269	-	612,269	6	612,263	612,263	-	612,263
PMVSTA	1,369,621	13,977,181	13,833,169	-	13,833,169	29	13,833,140	13,833,140	-	13,833,140
PMVSTI	135,460	1,383,952	1,368,149	-	1,368,149	75	1,368,074	1,368,074	-	1,368,074
PMVTRI	201,983	2,070,530	1,813,806	-	1,813,806	8	1,813,798	1,813,798	-	1,813,798
PNVCA1	741	25,262	22,483	-	22,483	6	22,477	22,477	-	22,477
PNVCB1	9,370	91,505	88,269	-	88,269	4	88,265	88,265	-	88,265
PNVDI1	3,173	47,845	42,391	-	42,391	3	42,388	42,388	-	42,388
PNVMC1	3,925	233,236	201,144	-	201,144	2	201,142	201,142	-	201,142
PNVSC1	384	5,000	5,004	3	5,007	-	5,007	5,007	-	5,007
PNVST1	5,138	12,499	12,383	-	12,383	5	12,378	12,378	-	12,378
PROA30	16,982	616,710	602,176	-	602,176	43	602,133	602,133	-	602,133
PROAHY	117,721	2,826,809	2,777,029	-	2,777,029	23	2,777,006	2,777,006	-	2,777,006
PROBIO	52,643	3,585,105	3,721,854	-	3,721,854	39	3,721,815	3,721,815	-	3,721,815
PROBL	108,893	5,388,967	5,300,914	-	5,300,914	58	5,300,856	5,300,856	-	5,300,856
PROBM	8,612	680,560	657,956	-	657,956	4	657,952	657,952	-	657,952
PROBNK	35,836	944,018	899,850	-	899,850	52	899,798	899,798	-	899,798
PROBR	15,611	265,365	266,014	-	266,014	18	265,996	265,996	-	265,996
PROCG	47,256	2,631,265	2,373,183	-	2,373,183	2	2,373,181	2,373,181	-	2,373,181
PROCS	36,754	2,016,298	1,925,173	7	1,925,180	-	1,925,180	1,925,180	-	1,925,180
PROE30	56,293	1,246,601	1,267,721	-	1,267,721	48	1,267,673	1,267,673	-	1,267,673
PROEM	65,349	1,653,295	1,635,031	-	1,635,031	65	1,634,966	1,634,966	-	1,634,966
PROFIN	45,267	1,861,071	1,911,618	-	1,911,618	37	1,911,581	1,911,581	-	1,911,581
PROGVP	8,983	134,527	119,205	-	119,205	24	119,181	119,181	-	119,181
PROHC	83,368	6,044,680	6,205,890	-	6,205,890	84	6,205,806	6,205,806	-	6,205,806
PROIND	34,879	2,810,518	2,895,658	-	2,895,658	77	2,895,581	2,895,581	-	2,895,581
PROINT	36,740	663,707	654,336	-	654,336	15	654,321	654,321	-	654,321
PROJP	13,530	704,545	655,956	7	655,963	-	655,963	655,963	-	655,963
PRON	129,277	5,384,336	4,939,677	-	4,939,677	105	4,939,572	4,939,572	-	4,939,572
PRONET	165,687	3,014,300	2,717,265	-	2,717,265	66	2,717,199	2,717,199	-	2,717,199
PROOG	191,721	7,833,844	8,491,338	-	8,491,338	74	8,491,264	8,491,264	-	8,491,264
PROPHR	30,485	1,095,517	1,137,387	-	1,137,387	3	1,137,384	1,137,384	-	1,137,384
PROPM	99,074	2,246,531	2,479,822	-	2,479,822	60	2,479,762	2,479,762	-	2,479,762
PRORRO	71,655	2,779,810	3,152,086	23,091	3,175,177	-	3,175,177	1,275,940	1,899,237	3,175,177
PROSCN	41,208	2,704,482	2,712,730	-	2,712,730	17	2,712,713	2,712,713	-	2,712,713
PROSEM	503	13,468	13,449	-	13,449	10	13,439	13,439	-	13,439

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROSIN	4,606	130,063	130,201	-	130,201	10	130,191	130,191	-	130,191
PROSN	9,831	177,338	179,129	-	179,129	21	179,108	179,108	-	179,108
PROTEC	117,459	8,334,800	5,709,664	-	5,709,664	88	5,709,576	5,709,576	-	5,709,576
PROTEL	6,186	187,229	180,629	-	180,629	18	180,611	180,611	-	180,611
PROUN	198,088	3,151,424	2,844,541	-	2,844,541	134	2,844,407	2,844,407	-	2,844,407
PROUSN	47,467	758,128	790,326	-	790,326	89	790,237	790,237	-	790,237
PROUTL	98,498	4,160,809	4,087,686	-	4,087,686	40	4,087,646	4,087,646	-	4,087,646
PVEIB	692,113	17,698,328	18,735,500	-	18,735,500	42	18,735,458	18,735,458	-	18,735,458
PVEIIA	15,681	424,703	430,288	-	430,288	3	430,285	430,285	-	430,285
PVIGIB	93,539	1,023,213	941,001	-	941,001	23	940,978	940,978	-	940,978
PVTIGB	11,773	149,971	151,753	-	151,753	12	151,741	151,741	-	151,741
TRBCGP	107,813	4,165,923	3,335,724	-	3,335,724	7	3,335,717	3,335,717	-	3,335,717
TRHS2	521,820	28,000,125	27,406,008	-	27,406,008	82	27,405,926	27,405,926	-	27,405,926
TRLT1	72,501	338,932	332,778	-	332,778	-	332,778	332,778	-	332,778
VEEMS	86,495	1,014,567	733,475	-	733,475	19	733,456	733,456	-	733,456
VVGGS	605,680	5,489,935	4,597,112	-	4,597,112	78	4,597,034	4,597,034	-	4,597,034
VWEM	174	1,500	1,516	-	1,516	-	1,516	1,516	-	1,516
VWHA	732,062	20,671,709	20,783,242	-	20,783,242	63	20,783,179	20,783,179	-	20,783,179
VWHAS	324,049	7,960,237	8,801,172	-	8,801,172	38	8,801,134	8,800,801	333	8,801,134
VVEI	37,489	870,202	903,854	2	903,856	-	903,856	903,856	-	903,856
VVHGB	350,323	4,160,699	3,615,336	-	3,615,336	4	3,615,332	3,615,332	-	3,615,332
VVI	143,132	4,251,810	3,223,329	-	3,223,329	3	3,223,326	3,223,326	-	3,223,326
VVMCI	106,263	2,628,359	2,271,913	-	2,271,913	4	2,271,909	2,271,909	-	2,271,909
VVSTC	438,103	4,539,655	4,345,977	-	4,345,977	2	4,345,975	4,345,975	-	4,345,975
VVTISI	184,972	4,043,514	3,523,713	-	3,523,713	-	3,523,713	3,523,713	-	3,523,713
VVTSM	81,856	4,194,877	3,462,504	-	3,462,504	2	3,462,502	3,462,502	-	3,462,502
VRVDRA	211,665	4,463,080	3,826,896	-	3,826,896	42	3,826,854	3,826,854	-	3,826,854

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVBWB	ALVGIA	ALVIVB	ALVSVA	AASCO	WFVSG1	AAEIP3	ARLPE3
Reinvested dividends	$23,458	910	14,940	116	-	-	202,327	152,506
Mortality and expense risk charges (note 2)	(9,775)	(228)	(4,079)	(29)	(33)	(1,633)	(63,099)	(17,440)

Net investment income (loss)	13,683	682	10,861	87	(33)	(1,633)	139,228	135,066

Realized gain (loss) on investments	(6,220)	(2,457)	(2,589)	(90)	(1,708)	(56,295)	254,917	(172,651)
Change in unrealized gain (loss) on investments	(256,429)	(10,404)	(59,359)	(2,647)	(4,104)	(238,055)	190,461	(637,509)

Net gain (loss) on investments	(262,649)	(12,861)	(61,948)	(2,737)	(5,812)	(294,350)	445,378	(810,160)

Reinvested capital gains	76,420	10,355	-	1,567	2,161	77,739	-	112,837

Net increase (decrease) in contract owners’ equity resulting from operations	$(172,546)	(1,824)	(51,087)	(1,083)	(3,684)	(218,244)	584,606	(562,257)

Investment Activity*:	ACVGI	ACVI	ACVIG	ACVIP1	ACVIP2	ACVMV2	ACVU1	ACVV
Reinvested dividends	$-	1,065	180,182	37,935	1,623,335	62,817	-	195,972
Mortality and expense risk charges (note 2)	(4,214)	(256)	(148,180)	(2,143)	(329,914)	(35,535)	(28,174)	(131,790)

Net investment income (loss)	(4,214)	809	32,002	35,792	1,293,421	27,282	(28,174)	64,182

Realized gain (loss) on investments	(107,575)	(1,879)	(446,344)	(28,387)	(2,197,910)	(133,407)	49,088	267,458
Change in unrealized gain (loss) on investments	(546,538)	(29,348)	(3,960,742)	(85,110)	(1,878,049)	(395,290)	(1,276,797)	(1,140,540)

Net gain (loss) on investments	(654,113)	(31,227)	(4,407,086)	(113,497)	(4,075,959)	(528,697)	(1,227,709)	(873,082)

Reinvested capital gains	123,378	11,211	2,678,962	1,624	158,259	360,515	243,810	691,913

Net increase (decrease) in contract owners’ equity resulting from operations	$(534,949)	(19,207)	(1,696,122)	(76,081)	(2,624,279)	(140,900)	(1,012,073)	(116,987)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ACVV2	AFGC	AFGF	AMVBA1	AMVBC4	AMVCB4	AMVGS4	AMVGV2
Reinvested dividends	$63,044	19,513	8,044	50,686	710,980	459,154	-	5,888
Mortality and expense risk charges (note 2)	(34,796)	(1,601)	(3,240)	(4,382)	(446,219)	(220,613)	(82,069)	(1,778)

Net investment income (loss)	28,248	17,912	4,804	46,304	264,761	238,541	(82,069)	4,110

Realized gain (loss) on investments	(282,097)	(39,546)	(260,110)	(99,727)	5,449,069	1,416,779	(1,024,631)	(47,820)
Change in unrealized gain (loss) on investments	(121,455)	(32,354)	(219,562)	(94,631)	(19,409,887)	(3,643,070)	(3,920,982)	(7,164)

Net gain (loss) on investments	(403,552)	(71,900)	(479,672)	(194,358)	(13,960,818)	(2,226,291)	(4,945,613)	(54,984)

Reinvested capital gains	256,920	-	178,156	13,723	9,238,380	-	2,299,243	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(118,384)	(53,988)	(296,712)	(134,331)	(4,457,677)	(1,987,750)	(2,728,439)	(50,874)

Investment Activity*:	AMVI4	AMVIG1	AMVM1	AMVNW1	AMVNW4	PIHYB2	PIVFI	BRVDA3
Reinvested dividends	$158,871	146	5,609	16,417	193,504	6,051	535	46,058
Mortality and expense risk charges (note 2)	(114,745)	(1,298)	(1,403)	(3,313)	(184,319)	(1,678)	(133)	(30,520)

Net investment income (loss)	44,126	(1,152)	4,206	13,104	9,185	4,373	402	15,538

Realized gain (loss) on investments	(1,367,502)	(201,380)	(32,832)	(236,164)	(576,494)	(14,698)	(2,267)	40,990
Change in unrealized gain (loss) on investments	(3,006,680)	18,424	(14,034)	(104,350)	(6,343,964)	(7,423)	(9,801)	(500,067)

Net gain (loss) on investments	(4,374,182)	(182,956)	(46,866)	(340,514)	(6,920,458)	(22,121)	(12,068)	(459,077)

Reinvested capital gains	1,493,774	-	-	87,525	1,616,191	-	1,871	730

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,836,282)	(184,108)	(42,660)	(239,885)	(5,295,082)	(17,748)	(9,795)	(442,809)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	BRVED3	BRVEDI	BRVHY3	BRVHYI	BRVMMI	BRVSII	BRVTR1	BRVTR3
Reinvested dividends	$96,789	43,874	826,121	62,456	5,210	12,906	3,357	233,644
Mortality and expense risk charges (note 2)	(82,370)	(8,593)	(187,259)	(4,195)	(1,071)	(3,472)	(549)	(142,691)

Net investment income (loss)	14,419	35,281	638,862	58,261	4,139	9,434	2,808	90,953

Realized gain (loss) on investments	(15,790)	(118,213)	(420,170)	(25,424)	-	(87,356)	(1,329)	(976,738)
Change in unrealized gain (loss) on investments	(1,196,830)	(315,037)	(2,395,849)	(162,240)	-	(159,156)	(21,255)	(1,373,277)

Net gain (loss) on investments	(1,212,620)	(433,250)	(2,816,019)	(187,664)	-	(246,512)	(22,584)	(2,350,015)

Reinvested capital gains	709,814	297,531	-	-	-	20,048	30	2,079

Net increase (decrease) in contract owners’ equity resulting from operations	$(488,387)	(100,438)	(2,177,157)	(129,403)	4,139	(217,030)	(19,746)	(2,256,983)

Investment Activity*:	MLVGA3	DCAP	DSRG	DVMCSS	CVN1II	SASP5I	CLSCV1	CLVAB1
Reinvested dividends	$-	70	35	41,122	109	116,109	1,786	1,484
Mortality and expense risk charges (note 2)	(300,168)	(23)	(17)	(108,391)	(69)	(30,629)	(819)	(130)

Net investment income (loss)	(300,168)	47	18	(67,269)	40	85,480	967	1,354

Realized gain (loss) on investments	(51,657)	(152)	(49)	(105,620)	(21)	(565,294)	(22,858)	(1,437)
Change in unrealized gain (loss) on investments	(4,622,698)	(457)	(1,099)	(3,729,905)	(11,567)	(1,535,121)	(97,873)	(4,153)

Net gain (loss) on investments	(4,674,355)	(609)	(1,148)	(3,835,525)	(11,588)	(2,100,415)	(120,731)	(5,590)

Reinvested capital gains	348,083	-	484	2,267,699	2,823	72,161	91,259	1,244

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,626,440)	(562)	(646)	(1,635,095)	(8,725)	(1,942,774)	(28,505)	(2,992)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	CLVDC1	CLVEM1	CLVHY1	CLVHY2	CLVIB1	CLVLD1	CLVLG1	CLVLV1
Reinvested dividends	$-	-	415	204,448	791	1,413	-	-
Mortality and expense risk charges (note 2)	(44)	(1,150)	(39)	(56,521)	(87)	(613)	(1,095)	(4,563)

Net investment income (loss)	(44)	(1,150)	376	147,927	704	800	(1,095)	(4,563)

Realized gain (loss) on investments	(1,018)	(157,253)	(5)	(827,083)	(623)	(16,591)	(124,551)	4,599
Change in unrealized gain (loss) on investments	(7,828)	(92,699)	(439)	(76,863)	(2,887)	1,128	(9,228)	(38,489)

Net gain (loss) on investments	(8,846)	(249,952)	(444)	(903,946)	(3,510)	(15,463)	(133,779)	(33,890)

Reinvested capital gains	-	102,084	56	28,945	16	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,890)	(149,018)	(12)	(727,074)	(2,790)	(14,663)	(134,874)	(38,453)

Investment Activity*:	CLVPB1	CLVSE1	CLVTB1	CSCRS	CSCRS2	DWVEMD	DWVSVS	DWVSVT
Reinvested dividends	$451	-	887	316,433	58,968	19,052	54,498	-
Mortality and expense risk charges (note 2)	(84)	(193)	(153)	(18,467)	(1,234)	(1,478)	(110,320)	(24)

Net investment income (loss)	367	(193)	734	297,966	57,734	17,574	(55,822)	(24)

Realized gain (loss) on investments	(3,685)	(128)	(55)	77,443	27,592	(163,868)	65,027	(7)
Change in unrealized gain (loss) on investments	(482)	1,268	(2,355)	(6,073)	(34,176)	(8,316)	(2,520,120)	(539)

Net gain (loss) on investments	(4,167)	1,140	(2,410)	71,370	(6,584)	(172,184)	(2,455,093)	(546)

Reinvested capital gains	197	-	-	-	-	-	726,552	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,603)	947	(1,676)	369,336	51,150	(154,610)	(1,784,363)	(570)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DFVIV	ETVFR	FHIB	FQB	FVUS2	FAM2	FB2	FC2
Reinvested dividends	$46,436	967,229	14,060	419	33,580	6,105	732,898	62,406
Mortality and expense risk charges (note 2)	(3,590)	(263,200)	(953)	(105)	(20,035)	(4,511)	(861,122)	(272,093)

Net investment income (loss)	42,846	704,029	13,107	314	13,545	1,594	(128,224)	(209,687)

Realized gain (loss) on investments	(70,544)	(449,943)	(5,237)	(1,774)	(60,989)	(42,640)	2,931,210	878,829
Change in unrealized gain (loss) on investments	(42,654)	(1,083,561)	(42,111)	(674)	(229,089)	(74,450)	(23,489,881)	(9,362,239)

Net gain (loss) on investments	(113,198)	(1,533,504)	(47,348)	(2,448)	(290,078)	(117,090)	(20,558,671)	(8,483,410)

Reinvested capital gains	12,905	-	-	249	-	29,306	4,645,843	1,154,367

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,447)	(829,475)	(34,241)	(1,885)	(276,533)	(86,190)	(16,041,052)	(7,538,730)

Investment Activity*:	FEI2	FEIP	FEMS2	FG2	FGI2	FHI2	FICAP	FIGBP
Reinvested dividends	$116,091	4,146	126,280	304,581	289,304	52,854	431	7,667
Mortality and expense risk charges (note 2)	(100,601)	(562)	(97,936)	(1,053,832)	(238,642)	(18,306)	(297)	(811)

Net investment income (loss)	15,490	3,584	28,344	(749,251)	50,662	34,548	134	6,856

Realized gain (loss) on investments	423,707	(2,596)	(2,905,099)	2,323,975	888,492	(161,675)	(6,940)	(19,136)
Change in unrealized gain (loss) on investments	(1,445,591)	(4,197)	640,008	(35,837,525)	(2,769,934)	(94,415)	(3,793)	(15,354)

Net gain (loss) on investments	(1,021,884)	(6,793)	(2,265,091)	(33,513,550)	(1,881,442)	(256,090)	(10,733)	(34,490)

Reinvested capital gains	233,029	6,986	-	6,668,580	404,572	-	776	2,850

Net increase (decrease) in contract owners’ equity resulting from operations	$(773,365)	3,777	(2,236,747)	(27,594,221)	(1,426,208)	(221,542)	(9,823)	(24,784)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FIGBP2	FIP	FMCP	FMMP	FNRS2	FRESS2	FVIII	FVP
Reinvested dividends	$399,361	51,968	1,323	11,749	108,240	63,726	37,405	8,702
Mortality and expense risk charges (note 2)	(232,451)	(11,860)	(544)	(2,489)	(53,677)	(65,759)	(4,916)	(1,556)

Net investment income (loss)	166,910	40,108	779	9,260	54,563	(2,033)	32,489	7,146

Realized gain (loss) on investments	(683,100)	(358,769)	(14,479)	-	553,641	267,914	(213,633)	(42,652)
Change in unrealized gain (loss) on investments	(3,815,496)	(507,626)	1,509	-	182,837	(2,545,672)	(53,230)	(41,960)

Net gain (loss) on investments	(4,498,596)	(866,395)	(12,970)	-	736,478	(2,277,758)	(266,863)	(84,612)

Reinvested capital gains	1,114,572	23,714	11,657	-	-	174,562	-	16,643

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,217,114)	(802,573)	(534)	9,260	791,041	(2,105,229)	(234,374)	(60,823)

Investment Activity*:	FVSII	FVSIS2	FVSS2	FEOVF	FTVFA2	FTVGI2	FTVIS2	FTVMD2
Reinvested dividends	$5,711	513,083	6,642	27,264	62,326	-	918,514	100,677
Mortality and expense risk charges (note 2)	(404)	(179,091)	(5,037)	(11,820)	(48,894)	(129,510)	(242,571)	(101,119)

Net investment income (loss)	5,307	333,992	1,605	15,444	13,432	(129,510)	675,943	(442)

Realized gain (loss) on investments	(10,699)	(1,394,217)	(104,556)	(70,256)	(463,839)	(789,085)	502,340	(221,477)
Change in unrealized gain (loss) on investments	(7,677)	(1,054,946)	(42,006)	(110,911)	(805,562)	152,355	(3,008,755)	(937,582)

Net gain (loss) on investments	(18,376)	(2,449,163)	(146,562)	(181,167)	(1,269,401)	(636,730)	(2,506,415)	(1,159,059)

Reinvested capital gains	43	15,426	28,217	79,033	374,623	-	372,829	602,047

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,026)	(2,099,745)	(116,740)	(86,690)	(881,346)	(766,240)	(1,457,643)	(557,454)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVGMNS	GVMSAS	GVFRB	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$-	68,821	145,016	-	-	21,566	14,657	41,483
Mortality and expense risk charges (note 2)	(8,346)	(16,869)	(87,746)	(12,357)	(74,417)	(24,500)	(38,610)	(79,456)

Net investment income (loss)	(8,346)	51,952	57,270	(12,357)	(74,417)	(2,934)	(23,953)	(37,973)

Realized gain (loss) on investments	(59,346)	(19,927)	(105,702)	(75,143)	(653,441)	(216,059)	(157,546)	491,169
Change in unrealized gain (loss) on investments	(81,627)	(125,317)	(128,157)	(4,107)	(579,810)	(179,884)	(336,022)	(996,218)

Net gain (loss) on investments	(140,973)	(145,244)	(233,859)	(79,250)	(1,233,251)	(395,943)	(493,568)	(505,049)

Reinvested capital gains	18,984	-	-	-	376,821	-	48,564	335,407

Net increase (decrease) in contract owners’ equity resulting from operations	$(130,335)	(93,292)	(176,589)	(91,607)	(930,847)	(398,877)	(468,957)	(207,615)

Investment Activity*:	RELF	RENF	RESF	RFSF	RHCF	RHYS	RINF	RJNF
Reinvested dividends	$-	68,618	-	40,627	-	6,382	-	-
Mortality and expense risk charges (note 2)	(63,352)	(157,342)	(43,654)	(89,418)	(135,141)	(5,421)	(45,536)	(35,720)

Net investment income (loss)	(63,352)	(88,724)	(43,654)	(48,791)	(135,141)	961	(45,536)	(35,720)

Realized gain (loss) on investments	(36,638)	3,199,644	(194,528)	254,417	702,274	(63,225)	(1,108,497)	740,467
Change in unrealized gain (loss) on investments	(2,372,226)	35,222	531,446	(2,296,943)	(2,514,619)	(7,059)	(1,819,915)	(2,315)

Net gain (loss) on investments	(2,408,864)	3,234,866	336,918	(2,042,526)	(1,812,345)	(70,284)	(2,928,412)	738,152

Reinvested capital gains	188,954	-	-	552,703	497,852	-	709,206	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,283,262)	3,146,142	293,264	(1,538,614)	(1,449,634)	(69,323)	(2,264,742)	702,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$-	-	-	-	-	44,597	-	29,358
Mortality and expense risk charges (note 2)	(8,559)	(5,946)	(38,904)	(34,065)	(24,936)	(141,384)	(231,368)	(88,696)

Net investment income (loss)	(8,559)	(5,946)	(38,904)	(34,065)	(24,936)	(96,787)	(231,368)	(59,338)

Realized gain (loss) on investments	(161,467)	(341,130)	21,339	(355,002)	(951,189)	(1,958,901)	(1,680,845)	(1,226,802)
Change in unrealized gain (loss) on investments	55,620	(1,699)	(1,054,481)	(552,772)	1,423	(3,416,216)	(6,415,539)	281,553

Net gain (loss) on investments	(105,847)	(342,829)	(1,033,142)	(907,774)	(949,766)	(5,375,117)	(8,096,384)	(945,249)

Reinvested capital gains	-	-	-	148,474	-	1,264,327	549,124	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(114,406)	(348,775)	(1,072,046)	(793,365)	(974,702)	(4,207,577)	(7,778,628)	(1,004,587)

Investment Activity*:	RREF	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF
Reinvested dividends	$28,275	-	18,921	-	4,136	-	-	-
Mortality and expense risk charges (note 2)	(44,462)	(25,113)	(52,277)	(150,289)	(7,217)	(214,889)	(34,982)	(13,002)

Net investment income (loss)	(16,187)	(25,113)	(33,356)	(150,289)	(3,081)	(214,889)	(34,982)	(13,002)

Realized gain (loss) on investments	(499,967)	(28,627)	77,532	306,760	(92,365)	(13,016,645)	(304,257)	65,715
Change in unrealized gain (loss) on investments	(820,273)	(598,404)	(748,213)	(6,189,780)	(92,631)	(2,416,836)	(1,147,186)	4,899

Net gain (loss) on investments	(1,320,240)	(627,031)	(670,681)	(5,883,020)	(184,996)	(15,433,481)	(1,451,443)	70,614

Reinvested capital gains	153,941	43,724	-	703,702	-	891,371	268,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,182,486)	(608,420)	(704,037)	(5,329,607)	(188,077)	(14,756,999)	(1,217,452)	57,612

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC
Reinvested dividends	$38,027	37,087	36,800	149,135	-	-	-	-
Mortality and expense risk charges (note 2)	(30,174)	(91,932)	(40,541)	(41,034)	(163,524)	(19,044)	(2,250)	(13,701)

Net investment income (loss)	7,853	(54,845)	(3,741)	108,101	(163,524)	(19,044)	(2,250)	(13,701)

Realized gain (loss) on investments	(1,265,404)	(5,883,944)	98,570	424,825	(8,802,989)	(16,692)	(26,615)	(5,887)
Change in unrealized gain (loss) on investments	(56,258)	(300,292)	(274,758)	(376,101)	(14,644,423)	118,000	2,516	6,161

Net gain (loss) on investments	(1,321,662)	(6,184,236)	(176,188)	48,724	(23,447,412)	101,308	(24,099)	274

Reinvested capital gains	-	29,761	31,971	-	1,103,027	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,313,809)	(6,209,320)	(147,958)	156,825	(22,507,909)	82,264	(26,349)	(13,427)

Investment Activity*:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV
Reinvested dividends	$-	119,113	-	-	53,837	75,375	-	-
Mortality and expense risk charges (note 2)	(200,689)	(203,006)	(111,264)	(63,957)	(76,867)	(39,676)	(50,880)	(46,984)

Net investment income (loss)	(200,689)	(83,893)	(111,264)	(63,957)	(23,030)	35,699	(50,880)	(46,984)

Realized gain (loss) on investments	843,066	1,241,811	(1,486,292)	(1,106,332)	(1,434,836)	234,071	(1,424,915)	(900,044)
Change in unrealized gain (loss) on investments	(8,725,350)	(3,290,105)	(436,473)	(1,189,823)	(95,547)	(10,449)	(721,443)	55,118

Net gain (loss) on investments	(7,882,284)	(2,048,294)	(1,922,765)	(2,296,155)	(1,530,383)	223,622	(2,146,358)	(844,926)

Reinvested capital gains	2,093,904	1,270,783	344,658	882,226	1,069,078	14,918	653,741	457,539

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,989,069)	(861,404)	(1,689,371)	(1,477,886)	(484,335)	274,239	(1,543,497)	(434,371)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RVSDL	RVWDL	HTDEIA	HTMCIA	AVIE2	IVBRA2	IVEW52	IVEW5I
Reinvested dividends	$-	-	4,787	966	26,784	341,896	136,751	1,948
Mortality and expense risk charges (note 2)	(24,989)	(2,963)	(1,492)	(345)	(20,498)	(60,947)	(183,663)	(461)

Net investment income (loss)	(24,989)	(2,963)	3,295	621	6,286	280,949	(46,912)	1,487

Realized gain (loss) on investments	277,739	(93,983)	(64,605)	(23,601)	(337,122)	(155,800)	4,010,515	(3,780)
Change in unrealized gain (loss) on investments	(138,105)	9,752	(61,050)	(20,387)	(318,733)	(1,101,955)	(7,522,203)	(12,441)

Net gain (loss) on investments	139,634	(84,231)	(125,655)	(43,988)	(655,855)	(1,257,755)	(3,511,688)	(16,221)

Reinvested capital gains	-	-	26,413	15,702	209,514	165,412	922,098	10,365

Net increase (decrease) in contract owners’ equity resulting from operations	$114,645	(87,194)	(95,947)	(27,665)	(440,055)	(811,394)	(2,636,502)	(4,369)

Investment Activity*:	OVAG	OVGSS	OVIG	OVSC	OVSCS	WRASP	WRENG	JPIGA2
Reinvested dividends	$-	-	-	621	24,166	149,683	52,981	35,138
Mortality and expense risk charges (note 2)	(1,641)	(164,886)	(3,738)	(244)	(105,007)	(144,699)	(18,733)	(29,287)

Net investment income (loss)	(1,641)	(164,886)	(3,738)	377	(80,841)	4,984	34,248	5,851

Realized gain (loss) on investments	(52,680)	(243,350)	(224,654)	(4,364)	21,094	74,926	428,500	(10,641)
Change in unrealized gain (loss) on investments	(279,923)	(8,316,405)	(397,273)	(15,840)	(2,884,208)	(2,866,946)	125,474	(700,415)

Net gain (loss) on investments	(332,603)	(8,559,755)	(621,927)	(20,204)	(2,863,114)	(2,792,020)	553,974	(711,056)

Reinvested capital gains	134,109	2,436,805	218,471	13,465	1,132,292	792,912	-	154,813

Net increase (decrease) in contract owners’ equity resulting from operations	$(200,135)	(6,287,836)	(407,194)	(6,362)	(1,811,663)	(1,994,124)	588,222	(550,392)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	JPIIB2	JPMMV1	JPSCE1	OGBDP	OGDEP	JABS	JAFBS	JAGTS
Reinvested dividends	$61,634	17,010	802	111,964	10,436	302,227	92,178	-
Mortality and expense risk charges (note 2)	(19,818)	(5,931)	(709)	(20,291)	(6,371)	(365,043)	(52,743)	(309,852)

Net investment income (loss)	41,816	11,079	93	91,673	4,065	(62,816)	39,435	(309,852)

Realized gain (loss) on investments	(33,356)	(78,565)	(29,506)	(666,572)	(196,833)	626,831	(149,888)	(2,599,071)
Change in unrealized gain (loss) on investments	(325,421)	(365,055)	(42,129)	(290,664)	(455,114)	(7,855,524)	(753,419)	(16,644,330)

Net gain (loss) on investments	(358,777)	(443,620)	(71,635)	(957,236)	(651,947)	(7,228,693)	(903,307)	(19,243,401)

Reinvested capital gains	50,026	255,662	37,251	29,271	288,829	925,857	79,764	5,039,408

Net increase (decrease) in contract owners’ equity resulting from operations	$(266,935)	(176,879)	(34,291)	(836,292)	(359,053)	(6,365,652)	(784,108)	(14,513,845)

Investment Activity*:	JAMGS	LZREMI	LZREMS	LPVAI	LPVCA2	LPVCII	LPVCMI	LPWHY2
Reinvested dividends	$15,483	9,482	124,934	3,985	-	17,296	167	207,392
Mortality and expense risk charges (note 2)	(220,106)	(867)	(59,584)	(1,334)	(44,159)	(3,597)	(147)	(45,599)

Net investment income (loss)	(204,623)	8,615	65,350	2,651	(44,159)	13,699	20	161,793

Realized gain (loss) on investments	(51,769)	(36,495)	559,918	(34,986)	(1,547,839)	(82,163)	(4,565)	(483,409)
Change in unrealized gain (loss) on investments	(6,981,962)	(17,991)	(1,423,327)	(25,660)	4,559	(88,618)	(3,561)	(304,868)

Net gain (loss) on investments	(7,033,731)	(54,486)	(863,409)	(60,646)	(1,543,280)	(170,781)	(8,126)	(788,277)

Reinvested capital gains	3,389,851	-	-	18,086	571,253	102,274	2,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,848,503)	(45,871)	(798,059)	(39,909)	(1,016,186)	(54,808)	(5,342)	(626,484)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	SBVI	SBVSG2	LOVSDC	LOVTRC	MNCPS2	MNHCBI	MNVFRI	MNWLGI
Reinvested dividends	$20,425	-	510,768	337,998	202,570	18,842	39,296	-
Mortality and expense risk charges (note 2)	(20,375)	(108,534)	(193,761)	(125,297)	(82,655)	(1,241)	(2,755)	(1)

Net investment income (loss)	50	(108,534)	317,007	212,701	119,915	17,601	36,541	(1)

Realized gain (loss) on investments	208,411	(2,642,200)	(503,975)	(268,576)	(168,493)	(37,504)	(23,132)	-
Change in unrealized gain (loss) on investments	(353,082)	(137,017)	(872,390)	(1,564,763)	(1,797,526)	(12,988)	(24,117)	(141)

Net gain (loss) on investments	(144,671)	(2,779,217)	(1,376,365)	(1,833,339)	(1,966,019)	(50,492)	(47,249)	(141)

Reinvested capital gains	58,716	219,241	-	24,370	754,403	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(85,905)	(2,668,510)	(1,059,358)	(1,596,268)	(1,091,701)	(32,891)	(10,708)	(142)

Investment Activity*:	M3GRES	MEGS	MV2CBI	MV2RII	MV2RIS	MV3MVI	MV3MVS	MVBRES
Reinvested dividends	$6,662	-	407	137	19,684	1,133	86,278	25,170
Mortality and expense risk charges (note 2)	(5,287)	(129)	(13)	(43)	(13,933)	(379)	(121,375)	(34,629)

Net investment income (loss)	1,375	(129)	394	94	5,751	754	(35,097)	(9,459)

Realized gain (loss) on investments	(34,901)	(5,830)	(1,986)	(1,444)	(201,333)	(1,576)	1,207,116	390,785
Change in unrealized gain (loss) on investments	(155,370)	(10,052)	-	2,924	(87,875)	(21,585)	(3,371,931)	(1,511,521)

Net gain (loss) on investments	(190,271)	(15,882)	(1,986)	1,480	(289,208)	(23,161)	(2,164,815)	(1,120,736)

Reinvested capital gains	35,792	3,659	642	167	27,555	9,443	906,911	501,365

Net increase (decrease) in contract owners’ equity resulting from operations	$(153,104)	(12,352)	(950)	1,741	(255,902)	(12,964)	(1,293,001)	(628,830)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MVFIC	MVGTAS	MVIGIC	MVIGSC	MVITSI	MVIVSC	MVUSC	MGRFV
Reinvested dividends	$14,129	17,603	1,269	10,929	443	147,747	136,588	73,471
Mortality and expense risk charges (note 2)	(3,808)	(12,610)	(593)	(31,026)	(255)	(303,506)	(67,789)	(54,610)

Net investment income (loss)	10,321	4,993	676	(20,097)	188	(155,759)	68,799	18,861

Realized gain (loss) on investments	(72,732)	(101,142)	(15,313)	(144,414)	(9,656)	787,611	313,453	48,454
Change in unrealized gain (loss) on investments	(106,674)	(60,393)	(14,423)	(483,361)	(15,895)	(11,248,690)	(769,687)	(67,627)

Net gain (loss) on investments	(179,406)	(161,535)	(29,736)	(627,775)	(25,551)	(10,461,079)	(456,234)	(19,173)

Reinvested capital gains	60,219	61,640	12,044	163,435	8,488	1,301,119	240,154	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,866)	(94,902)	(17,016)	(484,437)	(16,875)	(9,315,719)	(147,281)	(312)

Investment Activity*:	MSEMB	MSGI2	MSVEG2	MSVEM	MSVGT2	VKVGR2	DTRTFB	EIF2
Reinvested dividends	$563,057	175,184	-	676	-	479,841	95,282	154,919
Mortality and expense risk charges (note 2)	(88,716)	(76,783)	(199,762)	(515)	(14,872)	(126,623)	(33,902)	(136,558)

Net investment income (loss)	474,341	98,401	(199,762)	161	(14,872)	353,218	61,380	18,361

Realized gain (loss) on investments	(561,904)	33,359	(31,599,945)	(8,465)	(18,882)	(733,986)	(92,916)	397,691
Change in unrealized gain (loss) on investments	(1,741,157)	(1,148,504)	2,977,448	(50,617)	(389,496)	(3,555,631)	(453,697)	(2,393,389)

Net gain (loss) on investments	(2,303,061)	(1,115,145)	(28,622,497)	(59,082)	(408,378)	(4,289,617)	(546,613)	(1,995,698)

Reinvested capital gains	-	370,553	10,285,483	16,332	187,859	424,526	-	1,260,145

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,828,720)	(646,191)	(18,536,776)	(42,589)	(235,391)	(3,511,873)	(485,233)	(717,192)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GBF	GBF2	GEM	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2
Reinvested dividends	$60,360	108,064	11,070	61,535	-	-	-	-
Mortality and expense risk charges (note 2)	(44,390)	(91,019)	(18,178)	(102,432)	(1,137,836)	(164,864)	(336,250)	(532,422)

Net investment income (loss)	15,970	17,045	(7,108)	(40,897)	(1,137,836)	(164,864)	(336,250)	(532,422)

Realized gain (loss) on investments	(182,502)	(556,551)	(248,391)	(822,007)	579,692	(133,760)	298,820	179,250
Change in unrealized gain (loss) on investments	(335,102)	(712,741)	(71,063)	(2,176,369)	(18,778,259)	(2,333,792)	(12,616,655)	(10,501,403)

Net gain (loss) on investments	(517,604)	(1,269,292)	(319,454)	(2,998,376)	(18,198,567)	(2,467,552)	(12,317,835)	(10,322,153)

Reinvested capital gains	-	-	-	-	3,614,093	321,095	1,859,582	1,146,753

Net increase (decrease) in contract owners’ equity resulting from operations	$(501,634)	(1,252,247)	(326,562)	(3,039,273)	(15,722,310)	(2,311,321)	(10,794,503)	(9,707,822)

Investment Activity*:	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	HIBF
Reinvested dividends	$-	-	-	4,074,181	-	-	-	333,456
Mortality and expense risk charges (note 2)	(746,810)	(315,736)	(291,445)	(3,952,087)	(103,304)	(234,951)	(828,305)	(67,778)

Net investment income (loss)	(746,810)	(315,736)	(291,445)	122,094	(103,304)	(234,951)	(828,305)	265,678

Realized gain (loss) on investments	2,040,313	(2,592,609)	(723,125)	(16,103,367)	(732,508)	(66,045)	(2,506,785)	(96,001)
Change in unrealized gain (loss) on investments	(35,740,011)	(11,833,280)	(7,293,290)	(280,239,081)	(2,983,715)	(3,932,650)	(30,612,069)	(1,025,879)

Net gain (loss) on investments	(33,699,698)	(14,425,889)	(8,016,415)	(296,342,448)	(3,716,223)	(3,998,695)	(33,118,854)	(1,121,880)

Reinvested capital gains	8,077,038	8,718,734	3,938,124	219,366,436	2,011,801	1,305,597	19,787,147	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,369,470)	(6,022,891)	(4,369,736)	(76,853,918)	(1,807,726)	(2,928,049)	(14,160,012)	(856,202)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	IDPG2	IDPGI2	MCIF	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2
Reinvested dividends	$-	-	837,418	365,415	-	-	-	-
Mortality and expense risk charges (note 2)	(33,625)	(37,229)	(809,168)	(134,581)	(76,386)	(57,313)	(15,471)	(19,775)

Net investment income (loss)	(33,625)	(37,229)	28,250	230,834	(76,386)	(57,313)	(15,471)	(19,775)

Realized gain (loss) on investments	(13,707)	(32,807)	(2,377,657)	53,826	(25,052)	33,446	83,872	1,941
Change in unrealized gain (loss) on investments	(867,418)	(827,610)	(28,620,911)	(662,256)	(2,665,456)	(969,363)	(261,866)	(243,573)

Net gain (loss) on investments	(881,125)	(860,417)	(30,998,568)	(608,430)	(2,690,508)	(935,917)	(177,994)	(241,632)

Reinvested capital gains	441,702	331,567	18,825,057	-	1,635,938	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(473,048)	(566,079)	(12,145,261)	(377,596)	(1,130,956)	(993,230)	(193,465)	(261,407)

Investment Activity*:	NDESY	NIFY	NJMMA2	NLCGY	NUSTLY	NVAMV2	NVAMVZ	NVBX
Reinvested dividends	$-	1,296	-	6,456	-	23,955	137,209	977,090
Mortality and expense risk charges (note 2)	(641)	(844)	(11,287)	(1,873)	(741)	(28,486)	(217,328)	(481,735)

Net investment income (loss)	(641)	452	(11,287)	4,583	(741)	(4,531)	(80,119)	495,355

Realized gain (loss) on investments	(204)	(24)	(72,258)	(445)	(168)	52,572	721,659	(437,336)
Change in unrealized gain (loss) on investments	(50,079)	(45,295)	(120,015)	(12,986)	(79,573)	(461,919)	(3,852,771)	(7,321,130)

Net gain (loss) on investments	(50,283)	(45,319)	(192,273)	(13,431)	(79,741)	(409,347)	(3,131,112)	(7,758,466)

Reinvested capital gains	-	-	20,669	-	-	334,247	1,691,707	317,147

Net increase (decrease) in contract owners’ equity resulting from operations	$(50,924)	(44,867)	(182,891)	(8,848)	(80,482)	(79,631)	(1,519,524)	(6,945,964)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2
Reinvested dividends	$125,395	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(73,495)	(161,106)	(175,087)	(99,361)	(128,673)	(256,612)	(70,473)	(154,303)

Net investment income (loss)	51,900	(161,106)	(175,087)	(99,361)	(128,673)	(256,612)	(70,473)	(154,303)

Realized gain (loss) on investments	(222,563)	63,447	277,080	36,198	(19,802)	4,626	151,612	(133,924)
Change in unrealized gain (loss) on investments	(1,013,258)	(2,591,609)	(2,213,200)	(1,483,648)	(1,468,841)	(3,412,886)	(1,139,283)	(2,133,805)

Net gain (loss) on investments	(1,235,821)	(2,528,162)	(1,936,120)	(1,447,450)	(1,488,643)	(3,408,260)	(987,671)	(2,267,729)

Reinvested capital gains	6,783	500,630	232,736	139,795	235,151	517,209	21,144	389,001

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,177,138)	(2,188,638)	(1,878,471)	(1,407,016)	(1,382,165)	(3,147,663)	(1,037,000)	(2,033,031)

Investment Activity*:	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVIX	NVLCPP	NVLCPY
Reinvested dividends	$-	-	112,851	17,759	92,180	1,910,947	649,282	1,578
Mortality and expense risk charges (note 2)	(146,440)	(181,438)	(74,833)	(12,383)	(30,675)	(536,917)	(347,537)	(219)

Net investment income (loss)	(146,440)	(181,438)	38,018	5,376	61,505	1,374,030	301,745	1,359

Realized gain (loss) on investments	(71,370)	(387,761)	(117,778)	1,966	(5,583)	(407,059)	(1,247,063)	(9,320)
Change in unrealized gain (loss) on investments	(4,206,431)	(7,684,399)	(929,463)	(153,987)	(922,046)	(9,766,562)	(4,372,960)	(2,907)

Net gain (loss) on investments	(4,277,801)	(8,072,160)	(1,047,241)	(152,021)	(927,629)	(10,173,621)	(5,620,023)	(12,227)

Reinvested capital gains	2,355,998	5,037,768	-	2	346,037	-	315,138	676

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,068,243)	(3,215,830)	(1,009,223)	(146,643)	(520,087)	(8,799,591)	(5,003,140)	(10,192)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVMGA2	NVMIG6	NVMIVZ	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV2
Reinvested dividends	$-	-	154,496	541,353	2,387,985	-	-	104,333
Mortality and expense risk charges (note 2)	(30,200)	(115,383)	(54,863)	(163,792)	(2,512,373)	(1,948)	(122,959)	(103,560)

Net investment income (loss)	(30,200)	(115,383)	99,633	377,561	(124,388)	(1,948)	(122,959)	773

Realized gain (loss) on investments	(4,279)	(632,838)	217,595	(3,248,393)	-	(116,783)	(6,950,606)	930,024
Change in unrealized gain (loss) on investments	(443,534)	(5,276,165)	(769,309)	(2,838,379)	-	(59,270)	(2,174,752)	(1,866,989)

Net gain (loss) on investments	(447,813)	(5,909,003)	(551,714)	(6,086,772)	-	(176,053)	(9,125,358)	(936,965)

Reinvested capital gains	-	373,602	-	2,126,069	3,946	86,882	3,308,302	571,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(478,013)	(5,650,784)	(452,081)	(3,583,142)	(120,442)	(91,119)	(5,940,015)	(364,212)

Investment Activity*:	NVNMO1	NVNMO2	NVNSR2	NVOLG2	NVRE2	NVSIX2	NVSTB2	NVTIV3
Reinvested dividends	$1,163	11,005	7,454	97,419	100,106	334,210	279,238	16,707
Mortality and expense risk charges (note 2)	(1,207)	(46,284)	(15,249)	(183,179)	(107,361)	(459,020)	(171,524)	(5,390)

Net investment income (loss)	(44)	(35,279)	(7,795)	(85,760)	(7,255)	(124,810)	107,714	11,317

Realized gain (loss) on investments	(43,238)	102,208	(49,808)	652,806	392,288	(528,149)	(991,543)	82,803
Change in unrealized gain (loss) on investments	(54,724)	(1,440,600)	(402,783)	(6,015,219)	(4,315,314)	(15,293,016)	(181,590)	(119,594)

Net gain (loss) on investments	(97,962)	(1,338,392)	(452,591)	(5,362,413)	(3,923,026)	(15,821,165)	(1,173,133)	(36,791)

Reinvested capital gains	39,641	468,741	99,264	1,011,526	628,425	5,277,418	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,365)	(904,930)	(361,122)	(4,436,647)	(3,301,856)	(10,668,557)	(1,065,419)	(25,474)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	SAM	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF
Reinvested dividends	$511	26,787	16,806	-	-	9,553	3,150	17,508
Mortality and expense risk charges (note 2)	(668)	(90,836)	(59,926)	(54,550)	(47,358)	(40,879)	(34,530)	(23,243)

Net investment income (loss)	(157)	(64,049)	(43,120)	(54,550)	(47,358)	(31,326)	(31,380)	(5,735)

Realized gain (loss) on investments	-	410,833	(571,261)	(172,180)	(1,247,481)	282,254	14,936	49,229
Change in unrealized gain (loss) on investments	-	(3,267,532)	(2,184,496)	(2,000,292)	(1,160,707)	(1,141,100)	(895,418)	(401,108)

Net gain (loss) on investments	-	(2,856,699)	(2,755,757)	(2,172,472)	(2,408,188)	(858,846)	(880,482)	(351,879)

Reinvested capital gains	1	1,330,123	1,481,404	564,401	685,840	426,685	453,739	155,613

Net increase (decrease) in contract owners’ equity resulting from operations	$(156)	(1,590,625)	(1,317,473)	(1,662,621)	(1,769,706)	(463,487)	(458,123)	(202,001)

Investment Activity*:	TRF2	AMSRS	NBARMS	NOTBBA	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$26,067	63	-	152,803	111,306	364,702	215,904	33,368
Mortality and expense risk charges (note 2)	(30,651)	(80)	(12,796)	(112,851)	(51,670)	(71,078)	(53,743)	(26,821)

Net investment income (loss)	(4,584)	(17)	(12,796)	39,952	59,636	293,624	162,161	6,547

Realized gain (loss) on investments	37,172	(3,566)	12,104	(1,288,448)	(57,847)	(31,654)	(132,761)	(119,539)
Change in unrealized gain (loss) on investments	(578,215)	(4,153)	(327,990)	(326,426)	(785,843)	(1,345,324)	(950,806)	(433,826)

Net gain (loss) on investments	(541,043)	(7,719)	(315,886)	(1,614,874)	(843,690)	(1,376,978)	(1,083,567)	(553,365)

Reinvested capital gains	289,019	1,328	179,878	-	447,133	380,154	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(256,608)	(6,408)	(148,804)	(1,574,922)	(336,921)	(703,200)	(921,406)	(546,818)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVFHI	PMVFHV	PMVGBD	PMVHYD	PMVHYI	PMVII	PMVIV	PMVLAD
Reinvested dividends	$15,127	54,106	26,969	241,053	50,202	90,833	656,821	198,568
Mortality and expense risk charges (note 2)	(3,122)	(41,186)	(28,462)	(67,700)	(3,341)	(7,981)	(204,645)	(194,622)

Net investment income (loss)	12,005	12,920	(1,493)	173,353	46,861	82,852	452,176	3,946

Realized gain (loss) on investments	(25,398)	(119,451)	(58,798)	(516,379)	(56,176)	(61,289)	(139,433)	(619,477)
Change in unrealized gain (loss) on investments	(79,462)	(377,246)	(247,849)	(335,326)	(108,537)	(193,882)	(2,001,714)	(434,203)

Net gain (loss) on investments	(104,860)	(496,697)	(306,647)	(851,705)	(164,713)	(255,171)	(2,141,147)	(1,053,680)

Reinvested capital gains	366	1,551	28,531	-	-	189	1,451	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(92,489)	(482,226)	(279,609)	(678,352)	(117,852)	(172,130)	(1,687,520)	(1,049,734)

Investment Activity*:	PMVLDI	PMVRI	PMVRSD	PMVRSI	PMVSTA	PMVSTI	PMVTRI	PNVCA1
Reinvested dividends	$19,402	60,664	2,274,616	132,127	221,698	21,874	48,853	198
Mortality and expense risk charges (note 2)	(3,573)	(2,951)	(133,523)	(2,194)	(155,430)	(3,920)	(6,046)	(47)

Net investment income (loss)	15,829	57,713	2,141,093	129,933	66,268	17,954	42,807	151

Realized gain (loss) on investments	(29,030)	(32,053)	737,378	19,158	(228,828)	(7,863)	(77,439)	(340)
Change in unrealized gain (loss) on investments	(50,275)	(134,566)	(2,908,522)	(127,688)	(31,515)	(11,247)	(240,542)	(2,780)

Net gain (loss) on investments	(79,305)	(166,619)	(2,171,144)	(108,530)	(260,343)	(19,110)	(317,981)	(3,120)

Reinvested capital gains	-	-	-	-	24,412	2,199	-	2,952

Net increase (decrease) in contract owners’ equity resulting from operations	$(63,476)	(108,906)	(30,051)	21,403	(169,663)	1,043	(275,174)	(17)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PNVCB1	PNVDI1	PNVMC1	PNVSC1	PNVST1	PROA30	PROAHY	PROBIO
Reinvested dividends	$1,314	1,139	392	-	123	5,597	113,374	-
Mortality and expense risk charges (note 2)	(116)	(93)	(647)	-	(30)	(11,249)	(44,627)	(55,083)

Net investment income (loss)	1,198	1,046	(255)	-	93	(5,652)	68,747	(55,083)

Realized gain (loss) on investments	(1,295)	(2,408)	(31,406)	-	(212)	(381,510)	(713,390)	(1,084,972)
Change in unrealized gain (loss) on investments	(3,236)	(5,455)	(37,118)	4	(116)	(13,904)	(25,980)	(43,319)

Net gain (loss) on investments	(4,531)	(7,863)	(68,524)	4	(328)	(395,414)	(739,370)	(1,128,291)

Reinvested capital gains	497	4,046	21,710	-	15	131,521	-	675,997

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,836)	(2,771)	(47,069)	4	(220)	(269,545)	(670,623)	(507,377)

Investment Activity*:	PROBL	PROBM	PROBNK	PROBR	PROCG	PROCS	PROE30	PROEM
Reinvested dividends	$-	2,518	9,932	-	1,413	-	18,149	7,074
Mortality and expense risk charges (note 2)	(42,977)	(16,063)	(57,533)	(9,734)	(42,059)	(32,599)	(20,233)	(16,941)

Net investment income (loss)	(42,977)	(13,545)	(47,601)	(9,734)	(40,646)	(32,599)	(2,084)	(9,867)

Realized gain (loss) on investments	(806,242)	(124,471)	(2,916,045)	54,885	(479,574)	(744,639)	(197,735)	(241,161)
Change in unrealized gain (loss) on investments	(172,970)	(72,952)	(18,849)	4,688	(582,264)	(194,644)	5,970	26,199

Net gain (loss) on investments	(979,212)	(197,423)	(2,934,894)	59,573	(1,061,838)	(939,283)	(191,765)	(214,962)

Reinvested capital gains	335,828	12,697	-	-	111,244	22,787	53,336	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(686,361)	(198,271)	(2,982,495)	49,839	(991,240)	(949,095)	(140,513)	(224,829)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROFIN	PROGVP	PROHC	PROIND	PROINT	PROJP	PRON	PRONET
Reinvested dividends	$2,327	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(39,055)	(3,977)	(100,462)	(41,308)	(6,234)	(11,727)	(111,965)	(53,334)

Net investment income (loss)	(36,728)	(3,977)	(100,462)	(41,308)	(6,234)	(11,727)	(111,965)	(53,334)

Realized gain (loss) on investments	(397,346)	(143,407)	(359,493)	(650,802)	(103,758)	(121,606)	(3,548,269)	(4,034,636)
Change in unrealized gain (loss) on investments	(119,900)	(11,042)	(602,391)	33,335	(8,198)	(42,293)	(1,434,742)	142,204

Net gain (loss) on investments	(517,246)	(154,449)	(961,884)	(617,467)	(111,956)	(163,899)	(4,983,011)	(3,892,432)

Reinvested capital gains	30,441	-	361,322	42,153	20,734	49,353	1,454,056	1,263,818

Net increase (decrease) in contract owners’ equity resulting from operations	$(523,533)	(158,426)	(701,024)	(616,622)	(97,456)	(126,273)	(3,640,920)	(2,681,948)

Investment Activity*:	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN
Reinvested dividends	$100,832	1,038	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(120,285)	(19,337)	(42,192)	-	(36,997)	(63,048)	(3,701)	(4,542)

Net investment income (loss)	(19,453)	(18,299)	(42,192)	-	(36,997)	(63,048)	(3,701)	(4,542)

Realized gain (loss) on investments	2,412,918	(170,790)	(506,412)	(13)	747,259	(1,507,138)	(28,541)	51,587
Change in unrealized gain (loss) on investments	431,364	(37,101)	137,574	-	382,297	(1,235,906)	169	2,168

Net gain (loss) on investments	2,844,282	(207,891)	(368,838)	(13)	1,129,556	(2,743,044)	(28,372)	53,755

Reinvested capital gains	-	77,902	-	-	-	221,655	656	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,824,829	(148,288)	(411,030)	(13)	1,092,559	(2,584,437)	(31,417)	49,213

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROSN	PROTEC	PROTEL	PROUN	PROUSN	PROUTL	PVEIB	PVEIIA
Reinvested dividends	$-	-	3,987	-	-	37,693	239,790	1,423
Mortality and expense risk charges (note 2)	(10,131)	(125,132)	(4,024)	(114,231)	(7,352)	(61,755)	(198,899)	(508)

Net investment income (loss)	(10,131)	(125,132)	(37)	(114,231)	(7,352)	(24,062)	40,891	915

Realized gain (loss) on investments	164,929	(847,676)	(56,052)	(4,529,256)	(52,793)	269,649	170,343	(13,607)
Change in unrealized gain (loss) on investments	1,587	(4,677,352)	(21,563)	(10,916,471)	38,026	(438,374)	(2,249,589)	5,583

Net gain (loss) on investments	166,516	(5,525,028)	(77,615)	(15,445,727)	(14,767)	(168,725)	(2,079,246)	(8,024)

Reinvested capital gains	-	1,500,987	-	2,197,834	-	41,101	1,389,224	7,120

Net increase (decrease) in contract owners’ equity resulting from operations	$156,385	(4,149,173)	(77,652)	(13,362,124)	(22,119)	(151,686)	(649,131)	11

Investment Activity*:	PVIGIB	PVTIGB	TRBCGP	TRHS2	TRLT1	VEEMS	VVGGS	VWEM
Reinvested dividends	$17,246	4,303	-	-	3,830	-	-	-
Mortality and expense risk charges (note 2)	(10,370)	(2,481)	(14,284)	(309,841)	(555)	(10,252)	(64,651)	-

Net investment income (loss)	6,876	1,822	(14,284)	(309,841)	3,275	(10,252)	(64,651)	-

Realized gain (loss) on investments	(38,015)	(80,536)	(2,042,122)	903,412	(1,623)	(412,136)	(965,061)	-
Change in unrealized gain (loss) on investments	(92,556)	2,788	(305,677)	(5,404,850)	(6,053)	(204,849)	57,844	16

Net gain (loss) on investments	(130,571)	(77,748)	(2,347,799)	(4,501,438)	(7,676)	(616,985)	(907,217)	16

Reinvested capital gains	30,077	30,800	175,680	461,013	526	149,911	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(93,618)	(45,126)	(2,186,403)	(4,350,266)	(3,875)	(477,326)	(971,868)	16

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VWHA	VWHAS	VVEI	VVHGB	VVI	VVMCI	VVSTC	VVTISI
Reinvested dividends	$45,270	144,416	10,039	70,193	30,985	18,055	54,883	82,382
Mortality and expense risk charges (note 2)	(47,558)	(112,907)	(2,086)	(11,911)	(8,810)	(5,718)	(13,101)	(9,942)

Net investment income (loss)	(2,288)	31,509	7,953	58,282	22,175	12,337	41,782	72,440

Realized gain (loss) on investments	737,030	1,908,391	(66,252)	(83,036)	(433,204)	(81,936)	(106,778)	(118,509)
Change in unrealized gain (loss) on investments	(510,190)	(1,578,285)	29,310	(521,602)	(918,064)	(434,947)	(174,128)	(512,964)

Net gain (loss) on investments	226,840	330,106	(36,942)	(604,638)	(1,351,268)	(516,883)	(280,906)	(631,473)

Reinvested capital gains	-	-	42,680	24,907	459,344	171,283	26,195	86,239

Net increase (decrease) in contract owners’ equity resulting from operations	$224,552	361,615	13,691	(521,449)	(869,749)	(333,263)	(212,929)	(472,794)

Investment Activity*:	VVTSM	VRVDRA	NO7TB	GVHQFA
Reinvested dividends	$44,695	43,563	13,975	3,982

Mortality and expense risk charges (note 2)	(11,379)	(55,382)	(7,683)	(16,223)

Net investment income (loss)	33,316	(11,819)	6,292	(12,241)

Realized gain (loss) on investments	(80,870)	519,597	(204,477)	(29,362)

Change in unrealized gain (loss) on investments	(970,900)	(2,167,060)	(88,966)	11,173

Net gain (loss) on investments	(1,051,770)	(1,647,463)	(293,443)	(18,189)

Reinvested capital gains	239,413	110,713	212,601	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(779,041)	(1,548,569)	(74,550)	(30,430)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVBWB		ALVGIA		ALVIVB		ALVSVA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,683	(10,101)	682	(20)	10,861	1,328	87	-
Realized gain (loss) on investments	(6,220)	5,443	(2,457)	-	(2,589)	14,759	(90)	-
Change in unrealized gain (loss) on investments	(256,429)	91,119	(10,404)	1,526	(59,359)	12,459	(2,647)	-
Reinvested capital gains	76,420	21,530	10,355	-	-	-	1,567	-

Net increase (decrease) in contract owners’ equity resulting from operations	(172,546)	107,991	(1,824)	1,506	(51,087)	28,546	(1,083)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,089	31,357	48,693	(1)	-	16,097	-
Transfers between funds	(724)	186,276	11,832	-	108,760	40,914	(117)	-
Redemptions (notes 2, 3, and 4)	(61,598)	(257,934)	(12,981)	(19)	(30,397)	(3,567)	(389)	-
Adjustments to maintain reserves	(35)	(37)	1	2	(19)	(3)	10	-

Net equity transactions	(62,357)	(66,606)	30,209	48,676	78,343	37,344	15,601	-

Net change in contract owners’ equity	(234,903)	41,385	28,385	50,182	27,256	65,890	14,518	-
Contract owners’ equity at beginning of period	881,223	839,838	50,182	-	359,002	293,112	-	-

Contract owners’ equity at end of period	$646,320	881,223	78,567	50,182	386,258	359,002	14,518	-

CHANGE IN UNITS:
Beginning units	46,826	49,893	4,912	-	36,750	32,817	-	-
Units purchased	87	19,069	5,548	4,914	17,384	15,014	1,761	-
Units redeemed	(3,886)	(22,136)	(2,405)	(2)	(7,618)	(11,081)	(59)	-

Ending units	43,027	46,826	8,055	4,912	46,516	36,750	1,702	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AASCO		WFVSG1		AAEIP3		ARLPE3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(33)	-	(1,633)	(858)	139,228	55,808	135,066	59,574
Realized gain (loss) on investments	(1,708)	-	(56,295)	478	254,917	735,828	(172,651)	78,980
Change in unrealized gain (loss) on investments	(4,104)	-	(238,055)	(30,872)	190,461	(2,820)	(637,509)	223,318
Reinvested capital gains	2,161	-	77,739	24,350	-	-	112,837	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,684)	-	(218,244)	(6,902)	584,606	788,816	(562,257)	361,872

Equity transactions:
Purchase payments received from contract owners (note 4)	13,964	-	102,099	624,300	144,765	348,322	42,763	126,377
Transfers between funds	1,620	-	17,053	(4,336)	362,994	811,635	(313,330)	152,390
Redemptions (notes 2, 3, and 4)	(97)	-	(16,395)	(4,063)	(519,920)	(254,725)	(273,449)	(260,548)
Adjustments to maintain reserves	(74)	-	6	(4)	340	43	29	(75)

Net equity transactions	15,413	-	102,763	615,897	(11,821)	905,275	(543,987)	18,144

Net change in contract owners’ equity	11,729	-	(115,481)	608,995	572,785	1,694,091	(1,106,244)	380,016
Contract owners’ equity at beginning of period	-	-	608,995	-	3,972,933	2,278,842	2,216,508	1,836,492

Contract owners’ equity at end of period	$11,729	-	493,514	608,995	4,545,718	3,972,933	1,110,264	2,216,508

CHANGE IN UNITS:
Beginning units	-	-	59,470	-	437,123	341,104	107,419	109,055
Units purchased	1,735	-	28,650	86,097	207,346	537,894	10,019	41,662
Units redeemed	(71)	-	(14,516)	(26,627)	(213,996)	(441,875)	(40,959)	(43,298)

Ending units	1,664	-	73,604	59,470	430,473	437,123	76,479	107,419

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVGI		ACVI		ACVIG		ACVIP1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,214)	(1,841)	809	(5)	32,002	(52,700)	35,792	212
Realized gain (loss) on investments	(107,575)	5,021	(1,879)	-	(446,344)	30,971	(28,387)	(9)
Change in unrealized gain (loss) on investments	(546,538)	105,074	(29,348)	1,359	(3,960,742)	650,573	(85,110)	65
Reinvested capital gains	123,378	155	11,211	-	2,678,962	1,895,249	1,624	-

Net increase (decrease) in contract owners’ equity resulting from operations	(534,949)	108,409	(19,207)	1,354	(1,696,122)	2,524,093	(76,081)	268

Equity transactions:
Purchase payments received from contract owners (note 4)	270,367	1,466,966	53,328	34,017	58,298	63,782	976,689	36,629
Transfers between funds	8,165	32,365	7,099	-	(920,374)	977,218	248,934	-
Redemptions (notes 2, 3, and 4)	(274,242)	(13,773)	(848)	-	(1,221,905)	(2,110,583)	(247,297)	(612)
Adjustments to maintain reserves	6	(8)	6	(4)	1	48	57	2

Net equity transactions	4,296	1,485,550	59,585	34,013	(2,083,980)	(1,069,535)	978,383	36,019

Net change in contract owners’ equity	(530,653)	1,593,959	40,378	35,367	(3,780,102)	1,454,558	902,302	36,287
Contract owners’ equity at beginning of period	1,594,814	855	35,367	-	12,744,725	11,290,167	36,287	-

Contract owners’ equity at end of period	$1,064,161	1,594,814	75,745	35,367	8,964,623	12,744,725	938,589	36,287

CHANGE IN UNITS:
Beginning units	117,540	80	3,653	-	687,683	743,771	3,579	-
Units purchased	44,773	177,513	7,237	3,653	25,924	277,059	146,456	3,640
Units redeemed	(47,797)	(60,053)	(456)	-	(151,377)	(333,147)	(43,418)	(61)

Ending units	114,516	117,540	10,434	3,653	562,230	687,683	106,617	3,579

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIP2		ACVMV2		ACVU1		ACVV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,293,421	319,283	27,282	1,820	(28,174)	(36,766)	64,182	31,218
Realized gain (loss) on investments	(2,197,910)	693,672	(133,407)	53,478	49,088	155,687	267,458	214,627
Change in unrealized gain (loss) on investments	(1,878,049)	(230,012)	(395,290)	105,432	(1,276,797)	267,969	(1,140,540)	1,578,452
Reinvested capital gains	158,259	-	360,515	-	243,810	193,965	691,913	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,624,279)	782,943	(140,900)	160,730	(1,012,073)	580,855	(116,987)	1,824,297

Equity transactions:
Purchase payments received from contract owners (note 4)	2,097,351	2,426,450	663,574	1,016,116	112,166	3,604	84,631	28,173
Transfers between funds	(1,809,177)	5,645,905	757,007	716,285	(1,240)	(144,750)	804,185	656,413
Redemptions (notes 2, 3, and 4)	(1,901,287)	(1,283,589)	(82,223)	(50,097)	(85,328)	(143,850)	(670,277)	(1,109,911)
Adjustments to maintain reserves	3,166	(21)	(49)	(25)	(17)	(4)	(194)	(55)

Net equity transactions	(1,609,947)	6,788,745	1,338,309	1,682,279	25,581	(285,000)	218,345	(425,380)

Net change in contract owners’ equity	(4,234,226)	7,571,688	1,197,409	1,843,009	(986,492)	295,855	101,358	1,398,917
Contract owners’ equity at beginning of period	20,507,712	12,936,024	2,146,966	303,957	3,068,316	2,772,461	9,407,513	8,008,596

Contract owners’ equity at end of period	$16,273,486	20,507,712	3,344,375	2,146,966	2,081,824	3,068,316	9,508,871	9,407,513

CHANGE IN UNITS:
Beginning units	1,652,915	1,095,603	136,116	23,374	95,856	105,437	574,186	601,194
Units purchased	4,176,387	1,377,212	226,398	132,575	17,275	4,859	179,357	105,591
Units redeemed	(4,314,208)	(819,900)	(144,995)	(19,833)	(6,436)	(14,440)	(167,811)	(132,599)

Ending units	1,515,094	1,652,915	217,519	136,116	106,695	95,856	585,732	574,186

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVV2		AFGC		AFGF		AMVBA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$28,248	11,561	17,912	4,115	4,804	190	46,304	8,435
Realized gain (loss) on investments	(282,097)	148,039	(39,546)	194	(260,110)	(2)	(99,727)	(73)
Change in unrealized gain (loss) on investments	(121,455)	54,724	(32,354)	(3,779)	(219,562)	5,339	(94,631)	(10,507)
Reinvested capital gains	256,920	-	-	218	178,156	-	13,723	1,510

Net increase (decrease) in contract owners’ equity resulting from operations	(118,384)	214,324	(53,988)	748	(296,712)	5,527	(134,331)	(635)

Equity transactions:
Purchase payments received from contract owners (note 4)	211,419	1,798,869	236,949	359,873	1,568,659	375,940	1,024,542	749,034

Transfers between funds	471,514	717,822	3,907	467	83,732	-	37,414	48,129
Redemptions (notes 2, 3, and 4)	(305,242)	(171,838)	(74,575)	(2,640)	(446,346)	(19)	(113,952)	(6,450)
Adjustments to maintain reserves	(17)	(18)	405	(5)	3,769	3	1,963	(2)

Net equity transactions	377,674	2,344,835	166,686	357,695	1,209,814	375,924	949,967	790,711

Net change in contract owners’ equity	259,290	2,559,159	112,698	358,443	913,102	381,451	815,636	790,076
Contract owners’ equity at beginning of period	2,711,764	152,605	358,443	-	381,451	-	790,076	-

Contract owners’ equity at end of period	$2,971,054	2,711,764	471,141	358,443	1,294,553	381,451	1,605,712	790,076

CHANGE IN UNITS:
Beginning units	168,674	11,665	35,368	-	39,074	-	78,036	-
Units purchased	273,769	352,348	35,629	35,650	329,921	60,053	125,335	78,828
Units redeemed	(256,009)	(195,339)	(18,729)	(282)	(179,552)	(20,979)	(21,980)	(792)

Ending units	186,434	168,674	52,268	35,368	189,443	39,074	181,391	78,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVBC4		AMVCB4		AMVGS4		AMVGV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$264,761	84,808	238,541	261,002	(82,069)	(118,053)	4,110	-
Realized gain (loss) on investments	5,449,069	253,281	1,416,779	396,686	(1,024,631)	445,493	(47,820)	-
Change in unrealized gain (loss) on investments	(19,409,887)	8,085,636	(3,643,070)	1,717,186	(3,920,982)	(158,786)	(7,164)	-
Reinvested capital gains	9,238,380	-	-	-	2,299,243	216,444	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,457,677)	8,423,725	(1,987,750)	2,374,874	(2,728,439)	385,098	(50,874)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,455,350	6,761,878	1,761,416	2,253,759	356,800	1,377,509	182,826	-
Transfers between funds	61,040	(169,978)	(2,630,350)	280,534	89,774	654,044	259,175	-
Redemptions (notes 2, 3, and 4)	(2,453,412)	(1,542,917)	(1,427,196)	(1,314,634)	(733,225)	(678,678)	(14,215)	-
Adjustments to maintain reserves	267,797	(64)	132,856	37	(1,916)	(17)	(14)	-

Net equity transactions	1,330,775	5,048,919	(2,163,274)	1,219,696	(288,567)	1,352,858	427,772	-

Net change in contract owners’ equity	(3,126,902)	13,472,644	(4,151,024)	3,594,570	(3,017,006)	1,737,956	376,898	-
Contract owners’ equity at beginning of period	43,227,206	29,754,562	20,883,727	17,289,157	9,016,392	7,278,436	-	-

Contract owners’ equity at end of period	$40,100,304	43,227,206	16,732,703	20,883,727	5,999,386	9,016,392	376,898	-

CHANGE IN UNITS:
Beginning units	2,284,772	1,983,725	1,543,177	1,449,565	412,454	351,661	-	-
Units purchased	598,741	673,959	465,256	407,202	116,605	194,446	169,544	-
Units redeemed	(537,377)	(372,912)	(659,096)	(313,590)	(134,620)	(133,653)	(129,868)	-

Ending units	2,346,136	2,284,772	1,349,337	1,543,177	394,439	412,454	39,676	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVI4		AMVIG1		AMVM1		AMVNW1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$44,126	158,618	(1,152)	17,749	4,206	1,488	13,104	6,477
Realized gain (loss) on investments	(1,367,502)	117,160	(201,380)	(301)	(32,832)	(251)	(236,164)	(511)
Change in unrealized gain (loss) on investments	(3,006,680)	(660,462)	18,424	(18,354)	(14,034)	(2,944)	(104,350)	(32,152)
Reinvested capital gains	1,493,774	-	-	-	-	1,202	87,525	588

Net increase (decrease) in contract owners’ equity resulting from operations	(2,836,282)	(384,684)	(184,108)	(906)	(42,660)	(505)	(239,885)	(25,598)

Equity transactions:
Purchase payments received from contract owners (note 4)	325,017	1,557,048	103,833	1,032,849	201,644	391,257	390,818	1,016,758
Transfers between funds	212,170	83,138	(900,599)	8,008	(109,842)	(2,643)	1,924	(20,160)
Redemptions (notes 2, 3, and 4)	(701,400)	(232,138)	(49,848)	(12,581)	(60,368)	(3,169)	(82,241)	(3,228)
Adjustments to maintain reserves	51,298	(64)	7,927	(3)	456	(2)	3,108	(7)

Net equity transactions	(112,915)	1,407,984	(838,687)	1,028,273	31,890	385,443	313,609	993,363

Net change in contract owners’ equity	(2,949,197)	1,023,300	(1,022,795)	1,027,367	(10,770)	384,938	73,724	967,765
Contract owners’ equity at beginning of period	12,573,067	11,549,767	1,027,367	-	384,938	-	967,765	-

Contract owners’ equity at end of period	$9,623,870	12,573,067	4,572	1,027,367	374,168	384,938	1,041,489	967,765

CHANGE IN UNITS:
Beginning units	930,701	831,519	102,392	-	38,556	-	96,965	-
Units purchased	290,112	253,909	14,955	121,391	22,415	39,289	62,091	137,045
Units redeemed	(307,417)	(154,727)	(116,809)	(18,999)	(19,297)	(733)	(25,047)	(40,080)

Ending units	913,396	930,701	538	102,392	41,674	38,556	134,009	96,965

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVNW4		PIHYB2		PIVFI		BRVDA3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,185	(77,115)	4,373	5,139	402	-	15,538	4,736
Realized gain (loss) on investments	(576,494)	339,461	(14,698)	(3,805)	(2,267)	-	40,990	308,827
Change in unrealized gain (loss) on investments	(6,343,964)	(326,298)	(7,423)	4,552	(9,801)	-	(500,067)	(238,237)
Reinvested capital gains	1,616,191	701,429	-	-	1,871	-	730	196,744

Net increase (decrease) in contract owners’ equity resulting from operations	(5,295,082)	637,477	(17,748)	5,886	(9,795)	-	(442,809)	272,070

Equity transactions:
Purchase payments received from contract owners (note 4)	784,290	3,282,370	-	-	122,974	-	2,000	2,500
Transfers between funds	(369,479)	1,074,709	-	(11,093)	(1,853)	-	125,779	26,201
Redemptions (notes 2, 3, and 4)	(802,140)	(623,371)	(2,237)	(16,440)	(345)	-	(163,183)	(110,182)
Adjustments to maintain reserves	69,278	(84)	320	(9)	21	-	37	(45)

Net equity transactions	(318,051)	3,733,624	(1,917)	(27,542)	120,797	-	(35,367)	(81,526)

Net change in contract owners’ equity	(5,613,133)	4,371,101	(19,665)	(21,656)	111,002	-	(478,176)	190,544
Contract owners’ equity at beginning of period	22,173,380	17,802,279	138,689	160,345	-	-	2,838,700	2,648,156

Contract owners’ equity at end of period	$16,560,247	22,173,380	119,024	138,689	111,002	-	2,360,524	2,838,700

CHANGE IN UNITS:
Beginning units	1,315,142	1,093,857	8,316	10,057	-	-	182,273	189,048
Units purchased	322,267	459,732	-	-	13,791	-	24,781	81,143
Units redeemed	(359,650)	(238,447)	(144)	(1,741)	(308)	-	(26,917)	(87,918)

Ending units	1,277,759	1,315,142	8,172	8,316	13,483	-	180,137	182,273

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVED3		BRVEDI		BRVHY3		BRVHYI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,419	6,840	35,281	12,349	638,862	539,928	58,261	9,995
Realized gain (loss) on investments	(15,790)	126,081	(118,213)	(817)	(420,170)	219,630	(25,424)	120
Change in unrealized gain (loss) on investments	(1,196,830)	170,560	(315,037)	(232,073)	(2,395,849)	(216,467)	(162,240)	(5,774)
Reinvested capital gains	709,814	789,168	297,531	280,356	-	50,855	-	2,770

Net increase (decrease) in contract owners’ equity resulting from operations	(488,387)	1,092,649	(100,438)	59,815	(2,177,157)	593,946	(129,403)	7,111

Equity transactions:
Purchase payments received from contract owners (note 4)	19,419	17,448	662,727	2,477,662	1,178,112	3,641,115	742,175	973,370
Transfers between funds	1,184,980	(1,387)	(144,786)	(5,867)	(607,275)	(1,242,885)	(75,692)	24,556
Redemptions (notes 2, 3, and 4)	(1,411,469)	(822,869)	(355,308)	(14,871)	(3,570,795)	(962,377)	(149,422)	(8,722)
Adjustments to maintain reserves	(155)	(75)	23	(1)	13,772	(6,839)	3,459	3,500

Net equity transactions	(207,225)	(806,883)	162,656	2,456,923	(2,986,186)	1,429,014	520,520	992,704

Net change in contract owners’ equity	(695,612)	285,766	62,218	2,516,738	(5,163,343)	2,022,960	391,117	999,815
Contract owners’ equity at beginning of period	6,366,169	6,080,403	2,516,738	-	20,789,903	18,766,943	999,815	-

Contract owners’ equity at end of period	$5,670,557	6,366,169	2,578,956	2,516,738	15,626,560	20,789,903	1,390,932	999,815

CHANGE IN UNITS:
Beginning units	354,131	402,262	193,695	-	1,569,508	1,473,731	93,268	-
Units purchased	181,556	49,610	72,429	267,300	571,665	761,334	84,068	110,023
Units redeemed	(202,648)	(97,741)	(59,003)	(73,605)	(806,247)	(665,557)	(32,102)	(16,755)

Ending units	333,039	354,131	207,121	193,695	1,334,926	1,569,508	145,234	93,268

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVMMI		BRVSII		BRVTR1		BRVTR3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,139	(216)	9,434	8,898	2,808	(5)	90,953	30,562
Realized gain (loss) on investments	-	-	(87,356)	(117)	(1,329)	-	(976,738)	(443,751)
Change in unrealized gain (loss) on investments	-	-	(159,156)	(110,802)	(21,255)	(127)	(1,373,277)	(29,411)
Reinvested capital gains	-	9	20,048	99,258	30	22	2,079	49,061

Net increase (decrease) in contract owners’ equity resulting from operations	4,139	(207)	(217,030)	(2,763)	(19,746)	(110)	(2,256,983)	(393,539)

Equity transactions:
Purchase payments received from contract owners (note 4)	317,846	191,534	674,819	978,586	285,626	27,884	525,859	2,241,668
Transfers between funds	(59,306)	(9,650)	(94,336)	14,677	5,225	-	(1,676,517)	2,730,229
Redemptions (notes 2, 3, and 4)	(51,499)	(2,334)	(115,115)	(5,868)	(3,080)	-	(2,071,259)	(917,983)
Adjustments to maintain reserves	4	(6)	(160)	(15)	851	16	13,364	(1,707)

Net equity transactions	207,045	179,544	465,208	987,380	288,622	27,900	(3,208,553)	4,052,207

Net change in contract owners’ equity	211,184	179,337	248,178	984,617	268,876	27,790	(5,465,536)	3,658,668
Contract owners’ equity at beginning of period	179,337	-	984,617	-	27,790	-	15,725,527	12,066,859

Contract owners’ equity at end of period	$390,521	179,337	1,232,795	984,617	296,666	27,790	10,259,991	15,725,527

CHANGE IN UNITS:
Beginning units	17,989	-	74,333	-	2,781	-	1,411,456	1,055,108
Units purchased	41,769	23,010	99,765	90,330	32,795	2,781	304,486	1,128,615
Units redeemed	(20,990)	(5,021)	(56,702)	(15,997)	(909)	-	(628,464)	(772,267)

Ending units	38,768	17,989	117,396	74,333	34,667	2,781	1,087,478	1,411,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MLVGA3		DCAP		DSRG		DVMCSS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(300,168)	(152,250)	47	-	18	-	(67,269)	(81,296)
Realized gain (loss) on investments	(51,657)	1,056,897	(152)	-	(49)	-	(105,620)	190,011
Change in unrealized gain (loss) on investments	(4,622,698)	(4,183,061)	(457)	-	(1,099)	-	(3,729,905)	2,075,804
Reinvested capital gains	348,083	4,679,536	-	-	484	-	2,267,699	68,985

Net increase (decrease) in contract owners’ equity resulting from operations	(4,626,440)	1,401,122	(562)	-	(646)	-	(1,635,095)	2,253,504

Equity transactions:
Purchase payments received from contract owners (note 4)	710,826	2,466,161	13,328	-	6,952	-	36,921	872,253
Transfers between funds	(523,667)	(364,861)	(1,121)	-	-	-	(412,233)	(548,619)
Redemptions (notes 2, 3, and 4)	(2,813,853)	(4,128,628)	(85)	-	(355)	-	(564,455)	(699,212)
Adjustments to maintain reserves	(375)	(12)	2	-	12	-	222	(4)

Net equity transactions	(2,627,069)	(2,027,340)	12,124	-	6,609	-	(939,545)	(375,582)

Net change in contract owners’ equity	(7,253,509)	(626,218)	11,562	-	5,963	-	(2,574,640)	1,877,922
Contract owners’ equity at beginning of period	28,164,743	28,790,961	-	-	-	-	11,066,183	9,188,261

Contract owners’ equity at end of period	$20,911,234	28,164,743	11,562	-	5,963	-	8,491,543	11,066,183

CHANGE IN UNITS:
Beginning units	1,518,940	1,638,335	-	-	-	-	624,257	644,371
Units purchased	103,603	309,931	1,476	-	797	-	24,761	136,276
Units redeemed	(262,810)	(429,326)	(146)	-	(42)	-	(83,542)	(156,390)

Ending units	1,359,733	1,518,940	1,330	-	755	-	565,476	624,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CVN1II		SASP5I		CLSCV1		CLVAB1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$40	-	85,480	13,725	967	170	1,354	-
Realized gain (loss) on investments	(21)	-	(565,294)	51,830	(22,858)	(423)	(1,437)	-
Change in unrealized gain (loss) on investments	(11,567)	-	(1,535,121)	749,386	(97,873)	5,543	(4,153)	-
Reinvested capital gains	2,823	-	72,161	-	91,259	-	1,244	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,725)	-	(1,942,774)	814,941	(28,505)	5,290	(2,992)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	59,396	-	6,112,812	7,896,013	36,342	341,357	83,116	-
Transfers between funds	2,822	-	194,730	(40,832)	(37,118)	(60,518)	(1,786)	-
Redemptions (notes 2, 3, and 4)	(198)	-	(1,610,246)	(49,847)	(2,833)	(628)	(1,690)	-
Adjustments to maintain reserves	(2)	-	44,662	(9)	2,915	(4)	30	-

Net equity transactions	62,018	-	4,741,958	7,805,325	(694)	280,207	79,670	-

Net change in contract owners’ equity	53,293	-	2,799,184	8,620,266	(29,199)	285,497	76,678	-
Contract owners’ equity at beginning of period	-	-	8,620,266	-	285,497	-	-	-

Contract owners’ equity at end of period	$53,293	-	11,419,450	8,620,266	256,298	285,497	76,678	-

CHANGE IN UNITS:
Beginning units	-	-	634,116	-	28,366	-	-	-
Units purchased	6,381	-	876,222	930,914	5,732	59,504	9,377	-
Units redeemed	(23)	-	(480,997)	(296,798)	(6,118)	(31,138)	(498)	-

Ending units	6,358	-	1,029,341	634,116	27,980	28,366	8,879	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CLVDC1		CLVEM1		CLVHY1		CLVHY2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(44)	(108)	(1,150)	(525)	376	-	147,927	231,318
Realized gain (loss) on investments	(1,018)	119	(157,253)	(529)	(5)	-	(827,083)	154,035
Change in unrealized gain (loss) on investments	(7,828)	7,828	(92,699)	(43,412)	(439)	-	(76,863)	(172,696)
Reinvested capital gains	-	-	102,084	2,538	56	-	28,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,890)	7,839	(149,018)	(41,928)	(12)	-	(727,074)	212,657

Equity transactions:
Purchase payments received from contract owners (note 4)	120	93,502	24,963	444,641	33,585	-	78,738	1,283,451
Transfers between funds	(91,298)	(876)	75,726	5,307	41	-	(1,231,209)	1,398,766
Redemptions (notes 2, 3, and 4)	(154)	(242)	(17,500)	(2,667)	(112)	-	(335,389)	(229,264)
Adjustments to maintain reserves	4	(5)	2,078	3	2	-	8,893	(87)

Net equity transactions	(91,328)	92,379	85,267	447,284	33,516	-	(1,478,967)	2,452,866

Net change in contract owners’ equity	(100,218)	100,218	(63,751)	405,356	33,504	-	(2,206,041)	2,665,523
Contract owners’ equity at beginning of period	100,218	-	405,356	-	-	-	5,786,814	3,121,291

Contract owners’ equity at end of period	$-	100,218	341,605	405,356	33,504	-	3,580,773	5,786,814

CHANGE IN UNITS:
Beginning units	8,689	-	47,094	-	-	-	478,912	267,640
Units purchased	11	14,003	19,590	64,138	3,677	-	444,743	498,203
Units redeemed	(8,700)	(5,314)	(7,344)	(17,044)	(13)	-	(589,403)	(286,931)

Ending units	-	8,689	59,340	47,094	3,664	-	334,252	478,912

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CLVIB1		CLVLD1		CLVLG1		CLVLV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$704	-	800	2,852	(1,095)	(397)	(4,563)	(1,353)
Realized gain (loss) on investments	(623)	-	(16,591)	(3,463)	(124,551)	429	4,599	(475)
Change in unrealized gain (loss) on investments	(2,887)	-	1,128	(2,549)	(9,228)	9,620	(38,489)	50,706
Reinvested capital gains	16	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,790)	-	(14,663)	(3,160)	(134,874)	9,652	(38,453)	48,878

Equity transactions:
Purchase payments received from contract owners (note 4)	58,307	-	45,689	352,610	106,938	366,793	417,951	1,507,655
Transfers between funds	(2,054)	-	(45,425)	(127,479)	(306,358)	(3,501)	(155,694)	(201,079)
Redemptions (notes 2, 3, and 4)	(244)	-	(60,901)	(2,967)	(24,412)	(2,820)	(147,948)	(7,574)
Adjustments to maintain reserves	60	-	214	(5)	(1,988)	(2)	10,333	(8)

Net equity transactions	56,069	-	(60,423)	222,159	(225,820)	360,470	124,642	1,298,994

Net change in contract owners’ equity	53,279	-	(75,086)	218,999	(360,694)	370,122	86,189	1,347,872
Contract owners’ equity at beginning of period	-	-	218,999	-	370,122	-	1,347,872	-

Contract owners’ equity at end of period	$53,279	-	143,913	218,999	9,428	370,122	1,434,061	1,347,872

CHANGE IN UNITS:
Beginning units	-	-	22,038	-	33,964	-	128,767	-
Units purchased	6,704	-	6,274	35,248	17,142	54,487	45,422	263,398
Units redeemed	(397)	-	(12,839)	(13,210)	(49,900)	(20,523)	(34,144)	(134,631)

Ending units	6,307	-	15,473	22,038	1,206	33,964	140,045	128,767

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CLVPB1		CLVSE1		CLVTB1		CSCRS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$367	252	(193)	(37)	734	-	297,966	66,616
Realized gain (loss) on investments	(3,685)	(6)	(128)	3	(55)	-	77,443	151,375
Change in unrealized gain (loss) on investments	(482)	(1,001)	1,268	1,733	(2,355)	-	(6,073)	(113,481)
Reinvested capital gains	197	512	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,603)	(243)	947	1,699	(1,676)	-	369,336	104,510

Equity transactions:
Purchase payments received from contract owners (note 4)	2,485	25,535	94,334	37,692	100,917	-	6,606	335
Transfers between funds	(530)	-	(7,241)	27	4,759	-	(671,147)	1,211,053
Redemptions (notes 2, 3, and 4)	(330)	(112)	(2,817)	(92)	(707)	-	(116,995)	(103,888)
Adjustments to maintain reserves	51	-	408	2	2	-	(666)	(71)

Net equity transactions	1,676	25,423	84,684	37,629	104,971	-	(782,202)	1,107,429

Net change in contract owners’ equity	(1,927)	25,180	85,631	39,328	103,295	-	(412,866)	1,211,939
Contract owners’ equity at beginning of period	25,180	-	39,328	-	-	-	1,694,935	482,996

Contract owners’ equity at end of period	$23,253	25,180	124,959	39,328	103,295	-	1,282,069	1,694,935

CHANGE IN UNITS:
Beginning units	2,501	-	3,723	-	-	-	258,937	92,341
Units purchased	561	2,512	9,859	3,732	12,075	-	178,441	310,746
Units redeemed	(389)	(11)	(1,375)	(9)	(258)	-	(267,498)	(144,150)

Ending units	2,673	2,501	12,207	3,723	11,817	-	169,880	258,937

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CSCRS2		DWVEMD		DWVSVS		DWVSVT
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$57,734	14,412	17,574	(754)	(55,822)	(48,311)	(24)	-
Realized gain (loss) on investments	27,592	842	(163,868)	(216)	65,027	431,810	(7)	-
Change in unrealized gain (loss) on investments	(34,176)	(2,102)	(8,316)	(39,378)	(2,520,120)	1,833,055	(539)	-
Reinvested capital gains	-	-	-	22	726,552	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,150	13,152	(154,610)	(40,326)	(1,784,363)	2,216,554	(570)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	211,059	300,337	118,421	538,883	700,527	2,116,669	13,961	-
Transfers between funds	(90,712)	(3,888)	(42,422)	41,192	(667,626)	639,363	61	-
Redemptions (notes 2, 3, and 4)	(40,420)	(1,929)	(35,419)	(2,321)	(642,559)	(357,100)	(76)	-
Adjustments to maintain reserves	(1,020)	3	2,130	(1)	155,683	(41)	(1)	-

Net equity transactions	78,907	294,523	42,710	577,753	(453,975)	2,398,891	13,945	-

Net change in contract owners’ equity	130,057	307,675	(111,900)	537,427	(2,238,338)	4,615,445	13,375	-
Contract owners’ equity at beginning of period	307,675	-	537,427	-	10,901,797	6,286,352	-	-

Contract owners’ equity at end of period	$437,732	307,675	425,527	537,427	8,663,459	10,901,797	13,375	-

CHANGE IN UNITS:
Beginning units	22,477	-	50,405	-	626,525	478,912	-	-
Units purchased	13,508	30,536	20,347	71,862	327,259	450,830	1,491	-
Units redeemed	(8,404)	(8,059)	(15,448)	(21,457)	(379,425)	(303,217)	(9)	-

Ending units	27,581	22,477	55,304	50,405	574,359	626,525	1,482	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVIV		ETVFR		FHIB		FQB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$42,846	30,145	704,029	295,675	13,107	(308)	314	73
Realized gain (loss) on investments	(70,544)	1,582	(449,943)	(21,382)	(5,237)	53	(1,774)	3
Change in unrealized gain (loss) on investments	(42,654)	(17,006)	(1,083,561)	130,932	(42,111)	2,524	(674)	(289)
Reinvested capital gains	12,905	-	-	-	-	-	249	52

Net increase (decrease) in contract owners’ equity resulting from operations	(57,447)	14,721	(829,475)	405,225	(34,241)	2,269	(1,885)	(161)

Equity transactions:
Purchase payments received from contract owners (note 4)	454,262	1,078,045	2,344,225	2,523,464	121,406	242,621	67,108	-
Transfers between funds	9,697	(106,578)	2,306,574	2,053,521	(8,152)	1,767	3,676	-
Redemptions (notes 2, 3, and 4)	(171,203)	(3,423)	(2,956,242)	(1,406,252)	(28,049)	(2,349)	(5,227)	(6)
Adjustments to maintain reserves	15,617	(9)	(25,408)	52	(6)	(2)	87	5

Net equity transactions	308,373	968,035	1,669,149	3,170,785	85,199	242,037	65,644	(1)

Net change in contract owners’ equity	250,926	982,756	839,674	3,576,010	50,958	244,306	63,759	(162)
Contract owners’ equity at beginning of period	982,756	-	20,106,781	16,530,771	244,306	-	5,918	6,080

Contract owners’ equity at end of period	$1,233,682	982,756	20,946,455	20,106,781	295,264	244,306	69,677	5,918

CHANGE IN UNITS:
Beginning units	83,732	-	1,772,449	1,496,180	22,918	-	298	298
Units purchased	50,353	149,492	1,436,473	1,266,745	12,684	35,843	7,709	-
Units redeemed	(24,849)	(65,760)	(1,284,981)	(990,476)	(4,096)	(12,925)	(565)	-

Ending units	109,236	83,732	1,923,941	1,772,449	31,506	22,918	7,442	298

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVUS2		FAM2		FB2		FC2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,545	23,807	1,594	(641)	(128,224)	(356,317)	(209,687)	(257,469)
Realized gain (loss) on investments	(60,989)	(24,833)	(42,640)	76,653	2,931,210	1,383,667	878,829	1,360,605
Change in unrealized gain (loss) on investments	(229,089)	(61,603)	(74,450)	(27,415)	(23,489,881)	4,659,950	(9,362,239)	1,087,856
Reinvested capital gains	-	-	29,306	2,751	4,645,843	5,241,971	1,154,367	2,835,694

Net increase (decrease) in contract owners’ equity resulting from operations	(276,533)	(62,629)	(86,190)	51,348	(16,041,052)	10,929,271	(7,538,730)	5,026,686

Equity transactions:
Purchase payments received from contract owners (note 4)	159,529	793,400	1,494	1,751	4,821,746	13,387,872	3,032,250	7,082,252
Transfers between funds	201,536	(6,307)	27,838	25,389	(6,804,758)	6,493,544	(31,940)	405,575
Redemptions (notes 2, 3, and 4)	(77,539)	(343,050)	(141,068)	(531,818)	(7,226,072)	(5,979,703)	(1,240,471)	(996,751)
Adjustments to maintain reserves	(60)	(12)	6,923	(33)	43,129	(32)	121	(39)

Net equity transactions	283,466	444,031	(104,813)	(504,711)	(9,165,955)	13,901,681	1,759,960	6,491,037

Net change in contract owners’ equity	6,933	381,402	(191,003)	(453,363)	(25,207,007)	24,830,952	(5,778,770)	11,517,723
Contract owners’ equity at beginning of period	2,005,792	1,624,390	489,819	943,182	85,419,031	60,588,079	27,161,051	15,643,328

Contract owners’ equity at end of period	$2,012,725	2,005,792	298,816	489,819	60,212,024	85,419,031	21,382,281	27,161,051

CHANGE IN UNITS:
Beginning units	192,717	151,476	27,220	57,816	4,475,134	3,704,255	1,262,094	886,805
Units purchased	94,031	125,477	2,325	7,546	971,991	1,575,178	428,045	638,740
Units redeemed	(63,505)	(84,236)	(9,909)	(38,142)	(1,549,485)	(804,299)	(324,123)	(263,451)

Ending units	223,243	192,717	19,636	27,220	3,897,640	4,475,134	1,366,016	1,262,094

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEI2		FEIP		FEMS2		FG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15,490	12,432	3,584	-	28,344	79,781	(749,251)	(1,238,767)
Realized gain (loss) on investments	423,707	357,405	(2,596)	-	(2,905,099)	624,346	2,323,975	4,924,256
Change in unrealized gain (loss) on investments	(1,445,591)	341,328	(4,197)	-	640,008	(2,216,677)	(35,837,525)	(5,966,671)
Reinvested capital gains	233,029	874,736	6,986	-	-	1,010,238	6,668,580	21,377,245

Net increase (decrease) in contract owners’ equity resulting from operations	(773,365)	1,585,901	3,777	-	(2,236,747)	(502,312)	(27,594,221)	19,096,063

Equity transactions:
Purchase payments received from contract owners (note 4)	114,278	99,278	227,037	-	556,603	3,586,422	3,316,815	8,645,786
Transfers between funds	250,078	378,723	(7,737)	-	290,741	1,395,923	(4,026,468)	(272,079)
Redemptions (notes 2, 3, and 4)	(1,160,561)	(1,199,649)	(9,175)	-	(432,937)	(787,727)	(6,055,188)	(6,823,152)
Adjustments to maintain reserves	213,865	(20)	(3,891)	-	127,042	12	3,758	53

Net equity transactions	(582,340)	(721,668)	206,234	-	541,449	4,194,630	(6,761,083)	1,550,608

Net change in contract owners’ equity	(1,355,705)	864,233	210,011	-	(1,695,298)	3,692,318	(34,355,304)	20,646,671
Contract owners’ equity at beginning of period	7,956,568	7,092,335	-	-	9,609,784	5,917,466	111,764,591	91,117,920

Contract owners’ equity at end of period	$6,600,863	7,956,568	210,011	-	7,914,486	9,609,784	77,409,287	111,764,591

CHANGE IN UNITS:
Beginning units	457,886	502,245	-	-	731,605	434,546	3,670,127	3,639,474
Units purchased	73,716	92,344	23,937	-	229,379	742,665	628,933	1,067,375
Units redeemed	(124,664)	(136,703)	(2,146)	-	(195,053)	(445,606)	(888,157)	(1,036,722)

Ending units	406,938	457,886	21,791	-	765,931	731,605	3,410,903	3,670,127

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGI2		FHI2		FICAP		FIGBP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$50,662	210,219	34,548	62,464	134	-	6,856	85
Realized gain (loss) on investments	888,492	777,552	(161,675)	13,906	(6,940)	-	(19,136)	-
Change in unrealized gain (loss) on investments	(2,769,934)	1,583,170	(94,415)	(34,369)	(3,793)	1	(15,354)	(779)
Reinvested capital gains	404,572	777,870	-	-	776	-	2,850	586

Net increase (decrease) in contract owners’ equity resulting from operations	(1,426,208)	3,348,811	(221,542)	42,001	(9,823)	1	(24,784)	(108)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,440,291	4,387,803	64,344	12,352	157,352	2,163	1,252,882	36,158
Transfers between funds	335,895	1,961,744	(381,223)	(280,412)	6,663	-	40,170	-
Redemptions (notes 2, 3, and 4)	(1,927,201)	(1,031,866)	(143,005)	(238,665)	(2,570)	-	(58,542)	-
Adjustments to maintain reserves	(1,474)	(28)	2,622	(65)	(4,654)	(1)	2	(2)

Net equity transactions	(152,489)	5,317,653	(457,262)	(506,790)	156,791	2,162	1,234,512	36,156

Net change in contract owners’ equity	(1,578,697)	8,666,464	(678,804)	(464,789)	146,968	2,163	1,209,728	36,048
Contract owners’ equity at beginning of period	20,975,645	12,309,181	1,658,357	2,123,146	2,163	-	36,048	-

Contract owners’ equity at end of period	$19,396,948	20,975,645	979,553	1,658,357	149,131	2,163	1,245,776	36,048

CHANGE IN UNITS:
Beginning units	1,065,151	777,749	137,461	181,153	217	-	3,600	-
Units purchased	361,862	635,446	353,679	31,906	20,909	217	257,196	3,600
Units redeemed	(376,386)	(348,044)	(397,790)	(75,598)	(723)	-	(117,421)	-

Ending units	1,050,627	1,065,151	93,350	137,461	20,403	217	143,375	3,600

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FIGBP2		FIP		FMCP		FMMP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$166,910	145,854	40,108	19,492	779	213	9,260	(663)
Realized gain (loss) on investments	(683,100)	132,551	(358,769)	4,002	(14,479)	(2)	-	-
Change in unrealized gain (loss) on investments	(3,815,496)	(1,328,831)	(507,626)	196,536	1,509	(6,490)	-	-
Reinvested capital gains	1,114,572	610,608	23,714	2,438	11,657	5,820	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,217,114)	(439,818)	(802,573)	222,468	(534)	(459)	9,260	(663)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,159,279	4,987,272	1,819,333	2,932,511	241,384	40,235	261,679	941,056
Transfers between funds	(1,792,935)	(117,318)	(246,559)	23,713	(4,109)	-	1,408,074	(474,295)
Redemptions (notes 2, 3, and 4)	(1,366,266)	(1,195,216)	(700,138)	(11,334)	(1,551)	(15)	(1,348,386)	(2,991)
Adjustments to maintain reserves	(128)	(12)	110,877	(10)	(2,874)	1	(1)	(3)

Net equity transactions	(2,000,050)	3,674,726	983,513	2,944,880	232,850	40,221	321,366	463,767

Net change in contract owners’ equity	(5,217,164)	3,234,908	180,940	3,167,348	232,316	39,762	330,626	463,104
Contract owners’ equity at beginning of period	23,145,397	19,910,489	3,167,348	-	39,762	-	463,104	-

Contract owners’ equity at end of period	$17,928,233	23,145,397	3,348,288	3,167,348	272,078	39,762	793,730	463,104

CHANGE IN UNITS:
Beginning units	2,013,073	1,701,489	233,204	-	3,973	-	46,483	-
Units purchased	327,373	1,036,797	158,680	277,589	29,194	3,974	198,204	110,256
Units redeemed	(523,307)	(725,213)	(89,416)	(44,385)	(1,168)	(1)	(165,894)	(63,773)

Ending units	1,817,139	2,013,073	302,468	233,204	31,999	3,973	78,793	46,483

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FNRS2		FRESS2		FVIII		FVP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$54,563	27,089	(2,033)	(11,402)	32,489	25,442	7,146	87
Realized gain (loss) on investments	553,641	417,199	267,914	85,201	(213,633)	(497)	(42,652)	-
Change in unrealized gain (loss) on investments	182,837	15,164	(2,545,672)	1,731,932	(53,230)	(25,376)	(41,960)	(918)
Reinvested capital gains	-	-	174,562	39,866	-	1,215	16,643	1,254

Net increase (decrease) in contract owners’ equity resulting from operations	791,041	459,452	(2,105,229)	1,845,597	(234,374)	784	(60,823)	423

Equity transactions:
Purchase payments received from contract owners (note 4)	916,680	662,883	342,910	848,160	515,358	1,108,666	487,870	17,644
Transfers between funds	2,123,174	(79,375)	(406,050)	346,622	544,834	(5,615)	443,988	-
Redemptions (notes 2, 3, and 4)	(238,880)	(50,659)	(411,044)	(459,537)	(305,523)	(5,214)	(241,609)	-
Adjustments to maintain reserves	341,556	(9)	120,492	24	18,024	4	28,966	(3)

Net equity transactions	3,142,530	532,840	(353,692)	735,269	772,693	1,097,841	719,215	17,641

Net change in contract owners’ equity	3,933,571	992,292	(2,458,921)	2,580,866	538,319	1,098,625	658,392	18,064
Contract owners’ equity at beginning of period	1,874,783	882,491	7,413,671	4,832,805	1,098,625	-	18,064	-

Contract owners’ equity at end of period	$5,808,354	1,874,783	4,954,750	7,413,671	1,636,944	1,098,625	676,456	18,064

CHANGE IN UNITS:
Beginning units	105,719	76,157	470,528	420,176	93,793	-	1,775	-
Units purchased	302,429	165,372	145,949	230,739	166,358	135,475	119,999	1,775
Units redeemed	(204,850)	(135,810)	(177,196)	(180,387)	(93,136)	(41,682)	(52,234)	-

Ending units	203,298	105,719	439,281	470,528	167,015	93,793	69,540	1,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSII		FVSIS2		FVSS2		FEOVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,307	-	333,992	226,120	1,605	-	15,444	1,103
Realized gain (loss) on investments	(10,699)	-	(1,394,217)	73,813	(104,556)	-	(70,256)	1,347
Change in unrealized gain (loss) on investments	(7,677)	13	(1,054,946)	(248,862)	(42,006)	-	(110,911)	(11,364)
Reinvested capital gains	43	-	15,426	263,139	28,217	-	79,033	2,025

Net increase (decrease) in contract owners’ equity resulting from operations	(13,026)	13	(2,099,745)	314,210	(116,740)	-	(86,690)	(6,889)

Equity transactions:
Purchase payments received from contract owners (note 4)	227,720	13,774	1,275,950	3,011,721	88,236	-	530,086	490,416
Transfers between funds	65,100	-	(843,691)	2,231,897	789,829	-	184,798	109,816
Redemptions (notes 2, 3, and 4)	(117,775)	-	(1,410,710)	(1,257,352)	(24,031)	-	(132,981)	(11,290)
Adjustments to maintain reserves	(1,494)	(3)	69,130	27	(14)	-	6,101	(9)

Net equity transactions	173,551	13,771	(909,321)	3,986,293	854,020	-	588,004	588,933

Net change in contract owners’ equity	160,525	13,784	(3,009,066)	4,300,503	737,280	-	501,314	582,044
Contract owners’ equity at beginning of period	13,784	-	17,157,951	12,857,448	-	-	733,501	151,457

Contract owners’ equity at end of period	$174,309	13,784	14,148,885	17,157,951	737,280	-	1,234,815	733,501

CHANGE IN UNITS:
Beginning units	1,374	-	1,393,630	1,069,813	-	-	58,730	12,510
Units purchased	47,514	1,374	336,516	594,253	208,936	-	96,694	64,207
Units redeemed	(29,240)	-	(416,399)	(270,436)	(132,373)	-	(46,596)	(17,987)

Ending units	19,648	1,374	1,313,747	1,393,630	76,563	-	108,828	58,730

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVFA2		FTVGI2		FTVIS2		FTVMD2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,432	36,568	(129,510)	(156,680)	675,943	763,698	(442)	113,045
Realized gain (loss) on investments	(463,839)	(117,078)	(789,085)	(533,610)	502,340	14,167	(221,477)	(81,675)
Change in unrealized gain (loss) on investments	(805,562)	617,959	152,355	(159,519)	(3,008,755)	1,996,353	(937,582)	1,296,102
Reinvested capital gains	374,623	-	-	-	372,829	-	602,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	(881,346)	537,449	(766,240)	(849,809)	(1,457,643)	2,774,218	(557,454)	1,327,472

Equity transactions:
Purchase payments received from contract owners (note 4)	14,621	1,094,421	86,683	220,724	2,205,339	2,257,748	36,878	805,932
Transfers between funds	(1,020,837)	(135,243)	(529,059)	240,274	(897,632)	441,651	(357,928)	66,668
Redemptions (notes 2, 3, and 4)	(138,996)	(374,749)	(1,324,530)	(1,246,010)	(2,681,589)	(2,890,679)	(1,045,153)	(397,456)
Adjustments to maintain reserves	(45)	(22)	(990)	(899)	561	15	44	(11)

Net equity transactions	(1,145,257)	584,407	(1,767,896)	(785,911)	(1,373,321)	(191,265)	(1,366,159)	475,133

Net change in contract owners’ equity	(2,026,603)	1,121,856	(2,534,136)	(1,635,720)	(2,830,964)	2,582,953	(1,923,613)	1,802,605
Contract owners’ equity at beginning of period	5,586,100	4,464,244	12,473,971	14,109,691	20,832,890	18,249,937	8,678,801	6,876,196

Contract owners’ equity at end of period	$3,559,497	5,586,100	9,939,835	12,473,971	18,001,926	20,832,890	6,755,188	8,678,801

CHANGE IN UNITS:
Beginning units	260,548	232,241	1,443,770	1,534,584	1,375,520	1,398,466	541,574	505,678
Units purchased	71,087	124,552	130,987	238,897	664,077	582,081	60,539	160,035
Units redeemed	(129,964)	(96,245)	(350,631)	(329,711)	(769,237)	(605,027)	(152,551)	(124,139)

Ending units	201,671	260,548	1,224,126	1,443,770	1,270,360	1,375,520	449,562	541,574

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVGMNS		GVMSAS		GVFRB		RAF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,346)	(10,422)	51,952	586	57,270	100,537	(12,357)	(2,330)
Realized gain (loss) on investments	(59,346)	23,177	(19,927)	53,518	(105,702)	(313,260)	(75,143)	(68,456)
Change in unrealized gain (loss) on investments	(81,627)	5,070	(125,317)	(14,263)	(128,157)	304,619	(4,107)	11,430
Reinvested capital gains	18,984	75,854	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(130,335)	93,679	(93,292)	39,841	(176,589)	91,896	(91,607)	(59,356)

Equity transactions:
Purchase payments received from contract owners (note 4)	599	600	745,834	204,037	334	9,771	11,291	13,086
Transfers between funds	35,524	15,868	693,712	(583,795)	(945,777)	(1,974,105)	1,549,427	703,018
Redemptions (notes 2, 3, and 4)	(70,426)	(162,355)	(85,742)	(14,390)	(594,682)	(2,361,573)	(102,740)	(169,105)
Adjustments to maintain reserves	976	(48)	3,409	(20)	(127)	28	(4,764)	(19)

Net equity transactions	(33,327)	(145,935)	1,357,213	(394,168)	(1,540,252)	(4,325,879)	1,453,214	546,980

Net change in contract owners’ equity	(163,662)	(52,256)	1,263,921	(354,327)	(1,716,841)	(4,233,983)	1,361,607	487,624
Contract owners’ equity at beginning of period	631,407	683,663	740,719	1,095,046	6,657,164	10,891,147	712,199	224,575

Contract owners’ equity at end of period	$467,745	631,407	2,004,640	740,719	4,940,323	6,657,164	2,073,806	712,199

CHANGE IN UNITS:
Beginning units	46,589	57,590	66,907	102,687	583,120	965,068	3,825,573	858,336
Units purchased	8,162	4,101	178,649	37,198	216,750	46,625	60,103,599	13,549,149
Units redeemed	(11,702)	(15,102)	(49,788)	(72,978)	(358,815)	(428,573)	(56,333,175)	(10,581,912)

Ending units	43,049	46,589	195,768	66,907	441,055	583,120	7,595,997	3,825,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RBF		RBKF		RBMF		RCPF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(74,417)	(105,215)	(2,934)	(20,924)	(23,953)	(24,397)	(37,973)	(31,502)
Realized gain (loss) on investments	(653,441)	707,486	(216,059)	636,296	(157,546)	863,101	491,169	347,540
Change in unrealized gain (loss) on investments	(579,810)	(1,225,589)	(179,884)	(109,955)	(336,022)	(366,331)	(996,218)	220,776
Reinvested capital gains	376,821	610,888	-	-	48,564	85,425	335,407	4,797

Net increase (decrease) in contract owners’ equity resulting from operations	(930,847)	(12,430)	(398,877)	505,417	(468,957)	557,798	(207,615)	541,611

Equity transactions:
Purchase payments received from contract owners (note 4)	18,668	121,232	6,958	56,200	8,689	14,675	13,854	78,760
Transfers between funds	334,236	(1,553,893)	(129,364)	159,710	207,602	(400,134)	(276,260)	197,600
Redemptions (notes 2, 3, and 4)	(497,975)	(320,410)	(198,317)	(197,913)	(285,422)	(340,845)	(275,193)	(575,435)
Adjustments to maintain reserves	3,489	(15)	66	(16)	30	18	(1,448)	96

Net equity transactions	(141,582)	(1,753,086)	(320,657)	17,981	(69,101)	(726,286)	(539,047)	(298,979)

Net change in contract owners’ equity	(1,072,429)	(1,765,516)	(719,534)	523,398	(538,058)	(168,488)	(746,662)	242,632
Contract owners’ equity at beginning of period	6,242,745	8,008,261	2,431,801	1,908,403	2,842,466	3,010,954	6,532,549	6,289,917

Contract owners’ equity at end of period	$5,170,316	6,242,745	1,712,267	2,431,801	2,304,408	2,842,466	5,785,887	6,532,549

CHANGE IN UNITS:
Beginning units	149,617	190,890	187,887	194,077	75,193	96,430	169,936	172,021
Units purchased	76,101	95,792	240,050	514,281	63,496	102,468	103,350	74,218
Units redeemed	(80,891)	(137,065)	(266,585)	(520,471)	(69,951)	(123,705)	(121,683)	(76,303)

Ending units	144,827	149,617	161,352	187,887	68,738	75,193	151,603	169,936

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RELF		RENF		RESF		RFSF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(63,352)	(92,242)	(88,724)	(39,428)	(43,654)	(41,618)	(48,791)	(72,182)
Realized gain (loss) on investments	(36,638)	2,156,086	3,199,644	1,395,498	(194,528)	467,835	254,417	1,150,114
Change in unrealized gain (loss) on investments	(2,372,226)	(415,778)	35,222	(29,054)	531,446	(265,432)	(2,296,943)	756,028
Reinvested capital gains	188,954	382,349	-	-	-	-	552,703	152,165

Net increase (decrease) in contract owners’ equity resulting from operations	(2,283,262)	2,030,415	3,146,142	1,327,016	293,264	160,785	(1,538,614)	1,986,125

Equity transactions:
Purchase payments received from contract owners (note 4)	4,353	17,620	113,771	38,121	38,605	28,097	398,922	1,091,130
Transfers between funds	(2,360,811)	(49,188)	(1,257,408)	2,072,473	1,333,857	676,879	(285,094)	851,133
Redemptions (notes 2, 3, and 4)	(137,684)	(485,215)	(883,449)	(722,721)	(448,735)	(287,413)	(384,895)	(1,039,896)
Adjustments to maintain reserves	1,461	(88)	(8,725)	23	3,589	(10)	1,051	2

Net equity transactions	(2,492,681)	(516,871)	(2,035,811)	1,387,896	927,316	417,553	(270,016)	902,369

Net change in contract owners’ equity	(4,775,943)	1,513,544	1,110,331	2,714,912	1,220,580	578,338	(1,808,630)	2,888,494
Contract owners’ equity at beginning of period	7,699,966	6,186,422	5,352,029	2,637,117	2,395,200	1,816,862	7,989,787	5,101,293

Contract owners’ equity at end of period	$2,924,023	7,699,966	6,462,360	5,352,029	3,615,780	2,395,200	6,181,157	7,989,787

CHANGE IN UNITS:
Beginning units	153,634	168,183	413,034	302,618	480,828	419,869	400,604	334,673
Units purchased	20,067	135,619	1,567,039	816,509	1,506,417	1,695,346	185,964	426,789
Units redeemed	(86,352)	(150,168)	(1,635,898)	(706,093)	(1,474,783)	(1,634,387)	(193,023)	(360,858)

Ending units	87,349	153,634	344,175	413,034	512,462	480,828	393,545	400,604

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RHCF		RHYS		RINF		RJNF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(135,141)	(151,984)	961	(11,298)	(45,536)	(88,860)	(35,720)	(36,971)
Realized gain (loss) on investments	702,274	1,009,379	(63,225)	16,111	(1,108,497)	1,484,829	740,467	(302,038)
Change in unrealized gain (loss) on investments	(2,514,619)	127,181	(7,059)	(17,456)	(1,819,915)	(2,485,645)	(2,315)	(35,084)
Reinvested capital gains	497,852	622,761	-	-	709,206	727,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,449,634)	1,607,337	(69,323)	(12,643)	(2,264,742)	(362,658)	702,432	(374,093)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,569	98,064	5,227	5,220	11,377	39,254	71,501	6,056
Transfers between funds	44,593	(355,669)	(37,918)	(1,721,784)	(316,453)	(668,808)	137,067	1,106,836
Redemptions (notes 2, 3, and 4)	(653,825)	(988,033)	(22,119)	(29,881)	(181,272)	(337,681)	(130,730)	(130,976)
Adjustments to maintain reserves	(17,628)	247	(32)	(39)	5,883	(198)	73	(34)

Net equity transactions	(616,291)	(1,245,391)	(54,842)	(1,746,484)	(480,465)	(967,433)	77,911	981,882

Net change in contract owners’ equity	(2,065,925)	361,946	(124,165)	(1,759,127)	(2,745,207)	(1,330,091)	780,343	607,789
Contract owners’ equity at beginning of period	10,880,998	10,519,052	556,588	2,315,715	5,196,891	6,526,982	1,032,285	424,496

Contract owners’ equity at end of period	$8,815,073	10,880,998	432,423	556,588	2,451,684	5,196,891	1,812,628	1,032,285

CHANGE IN UNITS:
Beginning units	251,262	284,724	45,106	184,434	76,346	90,216	602,139	245,369
Units purchased	150,127	78,935	39,891	630,583	25,218	57,027	9,079,056	4,091,288
Units redeemed	(167,524)	(112,397)	(44,965)	(769,911)	(35,414)	(70,897)	(8,955,428)	(3,734,518)

Ending units	233,865	251,262	40,032	45,106	66,150	76,346	725,767	602,139

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLCE		RLCJ		RLF		RMED
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,559)	(9,212)	(5,946)	(17,373)	(38,904)	(51,878)	(34,065)	(45,468)
Realized gain (loss) on investments	(161,467)	184,339	(341,130)	85,689	21,339	303,883	(355,002)	1,093,713
Change in unrealized gain (loss) on investments	55,620	(39,377)	(1,699)	(271,884)	(1,054,481)	(432,937)	(552,772)	(651,931)
Reinvested capital gains	-	-	-	-	-	60,887	148,474	428,660

Net increase (decrease) in contract owners’ equity resulting from operations	(114,406)	135,750	(348,775)	(203,568)	(1,072,046)	(120,045)	(793,365)	824,974

Equity transactions:
Purchase payments received from contract owners (note 4)	2,224	1,919	10,001	22,909	7,490	59,867	17,538	5,448
Transfers between funds	(35,737)	50,459	(75,931)	(499,642)	(410,097)	1,357,811	(243,719)	341,011
Redemptions (notes 2, 3, and 4)	(26,192)	(20,928)	(18,806)	(32,539)	(187,458)	(239,807)	(169,308)	(162,521)
Adjustments to maintain reserves	-	(56)	1,007	(52)	(110)	69	272	(475)

Net equity transactions	(59,705)	31,394	(83,729)	(509,324)	(590,175)	1,177,940	(395,217)	183,463

Net change in contract owners’ equity	(174,111)	167,144	(432,504)	(712,892)	(1,662,221)	1,057,895	(1,188,582)	1,008,437
Contract owners’ equity at beginning of period	800,634	633,490	738,541	1,451,433	4,069,906	3,012,011	3,337,529	2,329,092

Contract owners’ equity at end of period	$626,523	800,634	306,037	738,541	2,407,685	4,069,906	2,148,947	3,337,529

CHANGE IN UNITS:
Beginning units	60,403	55,216	29,993	50,796	90,278	66,759	43,553	40,089
Units purchased	109,919	158,489	489,605	350,762	5,476	51,808	13,329	55,278
Units redeemed	(114,292)	(153,302)	(497,077)	(371,565)	(21,279)	(28,289)	(19,962)	(51,814)

Ending units	56,030	60,403	22,521	29,993	74,475	90,278	36,920	43,553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RMEK		RNF		ROF		RPMF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(24,936)	(55,998)	(96,787)	(130,951)	(231,368)	(320,023)	(59,338)	194,545
Realized gain (loss) on investments	(951,189)	312,029	(1,958,901)	2,717,833	(1,680,845)	3,781,788	(1,226,802)	107,175
Change in unrealized gain (loss) on investments	1,423	(450,990)	(3,416,216)	1,300,051	(6,415,539)	(314,366)	281,553	(1,371,170)
Reinvested capital gains	-	748,762	1,264,327	481,005	549,124	1,647,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(974,702)	553,803	(4,207,577)	4,367,938	(7,778,628)	4,795,100	(1,004,587)	(1,069,450)

Equity transactions:
Purchase payments received from contract owners (note 4)	430	(24,334)	7,636	12,349	37,698	116,267	25,975	14,459
Transfers between funds	(1,265,916)	(2,047,715)	(2,120,523)	2,600,162	(3,279,865)	(107,478)	(154,852)	536,630
Redemptions (notes 2, 3, and 4)	(181,450)	(187,836)	(2,917,227)	(436,822)	(1,155,432)	(2,379,764)	(441,822)	(432,746)
Adjustments to maintain reserves	(9,519)	(36)	(7)	19	23,889	12	(3,864)	55

Net equity transactions	(1,456,455)	(2,259,921)	(5,030,121)	2,175,708	(4,373,710)	(2,370,963)	(574,563)	118,398

Net change in contract owners’ equity	(2,431,157)	(1,706,118)	(9,237,698)	6,543,646	(12,152,338)	2,424,137	(1,579,150)	(951,052)
Contract owners’ equity at beginning of period	3,819,347	5,525,465	16,883,307	10,339,661	24,255,042	21,830,905	7,248,100	8,199,152

Contract owners’ equity at end of period	$1,388,190	3,819,347	7,645,609	16,883,307	12,102,704	24,255,042	5,668,950	7,248,100

CHANGE IN UNITS:
Beginning units	75,503	128,767	290,101	246,736	272,926	304,095	427,483	435,154
Units purchased	97,771	327,369	239,289	239,282	147,908	264,415	351,570	443,720
Units redeemed	(133,266)	(380,633)	(338,356)	(195,917)	(211,427)	(295,584)	(393,040)	(451,391)

Ending units	40,008	75,503	191,034	290,101	209,407	272,926	386,013	427,483

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RREF		RRF		RSRF		RTEC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(16,187)	(31,454)	(25,113)	(35,160)	(33,356)	(36,668)	(150,289)	(220,868)
Realized gain (loss) on investments	(499,967)	721,387	(28,627)	504,881	77,532	88,781	306,760	3,221,354
Change in unrealized gain (loss) on investments	(820,273)	322,553	(598,404)	(421,601)	(748,213)	943,588	(6,189,780)	(1,446,605)
Reinvested capital gains	153,941	-	43,724	174,447	-	-	703,702	922,373

Net increase (decrease) in contract owners’ equity resulting from operations	(1,182,486)	1,012,486	(608,420)	222,567	(704,037)	995,701	(5,329,607)	2,476,254

Equity transactions:
Purchase payments received from contract owners (note 4)	6,107	48,690	3,973	60,912	187,455	133,681	2,735	36,869
Transfers between funds	(1,279,996)	1,248,450	192,548	(188,209)	42,178	(544,582)	(2,128,777)	1,172,891
Redemptions (notes 2, 3, and 4)	(243,749)	(282,321)	(174,239)	(220,491)	(398,535)	(1,121,000)	(555,013)	(1,533,578)
Adjustments to maintain reserves	989	97	63	(94)	(101)	28	7,467	11

Net equity transactions	(1,516,649)	1,014,916	22,345	(347,882)	(169,003)	(1,531,873)	(2,673,588)	(323,807)

Net change in contract owners’ equity	(2,699,135)	2,027,402	(586,075)	(125,315)	(873,040)	(536,172)	(8,003,195)	2,152,447
Contract owners’ equity at beginning of period	4,887,612	2,860,210	2,299,169	2,424,484	4,528,335	5,064,507	15,900,964	13,748,517

Contract owners’ equity at end of period	$2,188,477	4,887,612	1,713,094	2,299,169	3,655,295	4,528,335	7,897,769	15,900,964

CHANGE IN UNITS:
Beginning units	142,071	109,942	46,016	53,681	261,946	348,799	252,767	259,151
Units purchased	200,118	303,808	16,063	26,938	59,278	66,355	37,380	171,252
Units redeemed	(254,041)	(271,679)	(14,692)	(34,603)	(71,916)	(153,208)	(90,557)	(177,636)

Ending units	88,148	142,071	47,387	46,016	249,308	261,946	199,590	252,767

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RTEL		RTF		RTRF		RUF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,081)	(3,540)	(214,889)	(159,305)	(34,982)	(48,097)	(13,002)	(5,787)
Realized gain (loss) on investments	(92,365)	80,579	(13,016,645)	3,200,280	(304,257)	1,251,372	65,715	(139,951)
Change in unrealized gain (loss) on investments	(92,631)	(44,014)	(2,416,836)	1,304,768	(1,147,186)	(747,017)	4,899	7,613
Reinvested capital gains	-	-	891,371	-	268,973	192,413	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(188,077)	33,025	(14,756,999)	4,345,743	(1,217,452)	648,671	57,612	(138,125)

Equity transactions:
Purchase payments received from contract owners (note 4)	5	-	904	18,140	5,573	23,747	392	7,900
Transfers between funds	52,471	63,048	(305,134)	6,797,976	(186,906)	(228,905)	405,982	753,764
Redemptions (notes 2, 3, and 4)	(38,898)	(28,270)	(342,844)	(422,283)	(115,056)	(414,495)	(93,451)	(108,889)
Adjustments to maintain reserves	(22)	(77)	54,119	(88)	925	42	10,304	(36)

Net equity transactions	13,556	34,701	(592,955)	6,393,745	(295,464)	(619,611)	323,227	652,739

Net change in contract owners’ equity	(174,521)	67,726	(15,349,954)	10,739,488	(1,512,916)	29,060	380,839	514,614
Contract owners’ equity at beginning of period	597,941	530,215	19,259,995	8,520,507	3,545,668	3,516,608	949,353	434,739

Contract owners’ equity at end of period	$423,420	597,941	3,910,041	19,259,995	2,032,752	3,545,668	1,330,192	949,353

CHANGE IN UNITS:
Beginning units	49,216	46,954	258,527	181,780	65,430	77,993	1,437,106	485,397
Units purchased	42,557	28,061	2,189,575	778,017	42,791	81,788	12,225,344	5,362,835
Units redeemed	(44,140)	(25,799)	(2,359,529)	(701,270)	(50,151)	(94,351)	(11,947,914)	(4,411,126)

Ending units	47,633	49,216	88,573	258,527	58,070	65,430	1,714,536	1,437,106

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RUGB		RUTL		RVARS		RVCMD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,853	(36,417)	(54,845)	17,239	(3,741)	(43,919)	108,101	(19,005)
Realized gain (loss) on investments	(1,265,404)	(1,083,282)	(5,883,944)	169,019	98,570	70,833	424,825	311,674
Change in unrealized gain (loss) on investments	(56,258)	108,803	(300,292)	141,182	(274,758)	115,555	(376,101)	19,811
Reinvested capital gains	-	-	29,761	-	31,971	81,625	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,313,809)	(1,010,896)	(6,209,320)	327,440	(147,958)	224,094	156,825	312,480

Equity transactions:
Purchase payments received from contract owners (note 4)	93,727	69,056	9,192	14,657	16,418	9,507	1,358	2,128
Transfers between funds	1,060,058	(1,360,395)	7,222,245	651,687	62,002	55,074	401,941	889,602
Redemptions (notes 2, 3, and 4)	(212,091)	(284,756)	(378,730)	(266,953)	(282,838)	(397,135)	(191,929)	(136,734)
Adjustments to maintain reserves	515	1,335	(122)	11	58	(146)	(3,221)	(101)

Net equity transactions	942,209	(1,574,760)	6,852,585	399,402	(204,360)	(332,700)	208,149	754,895

Net change in contract owners’ equity	(371,600)	(2,585,656)	643,265	726,842	(352,318)	(108,606)	364,974	1,067,375
Contract owners’ equity at beginning of period	3,220,502	5,806,158	3,548,052	2,821,210	3,235,607	3,344,213	1,853,795	786,420

Contract owners’ equity at end of period	$2,848,902	3,220,502	4,191,317	3,548,052	2,883,289	3,235,607	2,218,769	1,853,795

CHANGE IN UNITS:
Beginning units	135,702	221,966	149,007	134,745	318,654	351,877	840,851	485,852
Units purchased	898,552	1,248,886	2,091,181	347,707	100,920	37,528	2,286,277	1,738,343
Units redeemed	(826,483)	(1,335,150)	(2,062,756)	(333,445)	(121,704)	(70,751)	(2,295,612)	(1,383,344)

Ending units	207,771	135,702	177,432	149,007	297,870	318,654	831,516	840,851

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVF		RVIDD		RVIMC		RVISC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(163,524)	(680,425)	(19,044)	(33,568)	(2,250)	(1,157)	(13,701)	(3,923)
Realized gain (loss) on investments	(8,802,989)	15,091,802	(16,692)	(1,314,017)	(26,615)	(35,936)	(5,887)	(82,454)
Change in unrealized gain (loss) on investments	(14,644,423)	862,050	118,000	357,398	2,516	11,661	6,161	(4,026)
Reinvested capital gains	1,103,027	6,778,684	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,507,909)	22,052,111	82,264	(990,187)	(26,349)	(25,432)	(13,427)	(90,403)

Equity transactions:
Purchase payments received from contract owners (note 4)	33,652	106,946	1,062,669	75	658	(11)	130	12,358
Transfers between funds	(31,872,208)	(2,785,761)	(2,751,199)	1,500,169	184,876	(21,716)	609,992	10,213
Redemptions (notes 2, 3, and 4)	(777,834)	(7,213,936)	(80,496)	(61,105)	(127,031)	(3,186)	(96,803)	(22,232)
Adjustments to maintain reserves	(461,631)	16,759	12,746	(43)	(124)	(16)	9,676	(37)

Net equity transactions	(33,078,021)	(9,875,992)	(1,756,280)	1,439,096	58,379	(24,929)	522,995	302

Net change in contract owners’ equity	(55,585,930)	12,176,119	(1,674,016)	448,909	32,030	(50,361)	509,568	(90,101)
Contract owners’ equity at beginning of period	59,294,717	47,118,598	2,588,219	2,139,310	69,338	119,699	149,920	240,021

Contract owners’ equity at end of period	$3,708,787	59,294,717	914,203	2,588,219	101,368	69,338	659,488	149,920

CHANGE IN UNITS:
Beginning units	186,634	227,318	40,092,956	21,007,091	105,207	139,170	256,040	329,551
Units purchased	89,783	171,722	120,853,758	101,291,946	4,075,956	535,525	12,095,738	6,089,537
Units redeemed	(242,196)	(212,406)	(148,176,224)	(82,206,081)	(4,036,450)	(569,488)	(11,453,898)	(6,163,048)

Ending units	34,221	186,634	12,770,490	40,092,956	144,713	105,207	897,880	256,040

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVLCG		RVLCV		RVLDD		RVMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(200,689)	(284,211)	(83,893)	(103,884)	(111,264)	(126,140)	(63,957)	(101,240)
Realized gain (loss) on investments	843,066	2,941,060	1,241,811	2,444,663	(1,486,292)	3,466,567	(1,106,332)	2,107,522
Change in unrealized gain (loss) on investments	(8,725,350)	1,550,838	(3,290,105)	687,278	(436,473)	(840,531)	(1,189,823)	(1,791,438)
Reinvested capital gains	2,093,904	82,497	1,270,783	49,652	344,658	-	882,226	561,239

Net increase (decrease) in contract owners’ equity resulting from operations	(5,989,069)	4,290,184	(861,404)	3,077,709	(1,689,371)	2,499,896	(1,477,886)	776,083

Equity transactions:
Purchase payments received from contract owners (note 4)	44,001	46,018	33,064	22,696	18,928	275	3,951	60,290
Transfers between funds	(4,474,638)	2,948,559	2,253,251	(234,527)	4,127,754	(4,198,912)	(674,084)	(908,621)
Redemptions (notes 2, 3, and 4)	(1,030,959)	(2,387,856)	(904,370)	(1,068,235)	(607,350)	(409,574)	(422,464)	(751,543)
Adjustments to maintain reserves	(17,026)	(30)	(5,362)	20	178	(30)	4,344	39

Net equity transactions	(5,478,622)	606,691	1,376,583	(1,280,046)	3,539,510	(4,608,241)	(1,088,253)	(1,599,835)

Net change in contract owners’ equity	(11,467,691)	4,896,875	515,179	1,797,663	1,850,139	(2,108,345)	(2,566,139)	(823,752)
Contract owners’ equity at beginning of period	22,803,884	17,907,009	12,472,052	10,674,389	7,398,695	9,507,040	6,647,935	7,471,687

Contract owners’ equity at end of period	$11,336,193	22,803,884	12,987,231	12,472,052	9,248,834	7,398,695	4,081,796	6,647,935

CHANGE IN UNITS:
Beginning units	511,663	506,025	449,644	506,122	116,657	207,056	176,287	220,875
Units purchased	131,552	375,104	904,077	322,424	325,182	372,630	112,445	288,188
Units redeemed	(283,001)	(369,466)	(865,140)	(378,902)	(261,566)	(463,029)	(147,266)	(332,776)

Ending units	360,214	511,663	488,581	449,644	180,273	116,657	141,466	176,287

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVMCV		RVMFU		RVSCG		RVSCV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(23,030)	(94,063)	35,699	(41,847)	(50,880)	(91,549)	(46,984)	(68,179)
Realized gain (loss) on investments	(1,434,836)	2,256,628	234,071	35,932	(1,424,915)	2,346,662	(900,044)	1,632,048
Change in unrealized gain (loss) on investments	(95,547)	(860,586)	(10,449)	(37,624)	(721,443)	(1,223,974)	55,118	(418,726)
Reinvested capital gains	1,069,078	258,522	14,918	42,557	653,741	26,128	457,539	-

Net increase (decrease) in contract owners’ equity resulting from operations	(484,335)	1,560,501	274,239	(982)	(1,543,497)	1,057,267	(434,371)	1,145,143

Equity transactions:
Purchase payments received from contract owners (note 4)	21,146	70,232	9,242	39,788	26,302	103,608	1,683	69,927
Transfers between funds	(194,075)	(175,501)	164,860	80,092	(339,672)	(1,665,509)	(333,090)	1,429,326
Redemptions (notes 2, 3, and 4)	(438,531)	(868,000)	(604,740)	(524,531)	(389,257)	(871,105)	(384,076)	(1,138,038)
Adjustments to maintain reserves	10,135	(39)	(3,278)	11	1,791	(43)	2,269	(15)

Net equity transactions	(601,325)	(973,308)	(433,916)	(404,640)	(700,836)	(2,433,049)	(713,214)	361,200

Net change in contract owners’ equity	(1,085,660)	587,193	(159,677)	(405,622)	(2,244,333)	(1,375,782)	(1,147,585)	1,506,343
Contract owners’ equity at beginning of period	5,944,187	5,356,994	2,984,239	3,389,861	5,216,845	6,592,627	3,885,295	2,378,952

Contract owners’ equity at end of period	$4,858,527	5,944,187	2,824,562	2,984,239	2,972,512	5,216,845	2,737,710	3,885,295

CHANGE IN UNITS:
Beginning units	190,860	223,468	448,529	509,976	147,620	219,164	164,324	143,376
Units purchased	372,246	314,808	289,185	70,266	137,170	268,506	452,689	586,187
Units redeemed	(397,047)	(347,416)	(348,559)	(131,713)	(163,940)	(340,050)	(489,404)	(565,239)

Ending units	166,059	190,860	389,155	448,529	120,850	147,620	127,609	164,324

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVSDL		RVWDL		HTDEIA		HTMCIA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(24,989)	(5,905)	(2,963)	(9,944)	3,295	1,775	621	(87)
Realized gain (loss) on investments	277,739	12,738	(93,983)	(65,176)	(64,605)	353	(23,601)	(61)
Change in unrealized gain (loss) on investments	(138,105)	12,841	9,752	(65,257)	(61,050)	5,736	(20,387)	(2,888)
Reinvested capital gains	-	-	-	-	26,413	14,473	15,702	4,736

Net increase (decrease) in contract owners’ equity resulting from operations	114,645	19,674	(87,194)	(140,377)	(95,947)	22,337	(27,665)	1,700

Equity transactions:
Purchase payments received from contract owners (note 4)	1,736	16,364	89,817	(6)	79,788	397,377	47,196	98,620
Transfers between funds	(2,132)	773,597	981,866	(643,065)	54,645	(2,851)	(9,043)	-
Redemptions (notes 2, 3, and 4)	(61,775)	(52,431)	(36,706)	(21,302)	(19,543)	(1,013)	(5,331)	(355)
Adjustments to maintain reserves	530	(59)	(4)	(32)	2,000	4	743	(1)

Net equity transactions	(61,641)	737,471	1,034,973	(664,405)	116,890	393,517	33,565	98,264

Net change in contract owners’ equity	53,004	757,145	947,779	(804,782)	20,943	415,854	5,900	99,964
Contract owners’ equity at beginning of period	1,049,315	292,170	167,305	972,087	415,854	-	99,964	-

Contract owners’ equity at end of period	$1,102,319	1,049,315	1,115,084	167,305	436,797	415,854	105,864	99,964

CHANGE IN UNITS:
Beginning units	153,678	47,917	33,003	160,794	31,539	-	8,160	-
Units purchased	1,532,250	524,720	1,237,334	178,558	14,861	48,709	5,395	8,190
Units redeemed	(1,544,217)	(418,959)	(984,712)	(306,349)	(5,390)	(17,170)	(2,099)	(30)

Ending units	141,711	153,678	285,625	33,003	41,010	31,539	11,456	8,160

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AVIE2		IVBRA2		IVEW52		IVEW5I
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,286	562	280,949	91,137	(46,912)	(6,761)	1,487	(5)
Realized gain (loss) on investments	(337,122)	42,136	(155,800)	(24,808)	4,010,515	1,217,756	(3,780)	46
Change in unrealized gain (loss) on investments	(318,733)	(127,699)	(1,101,955)	145,665	(7,522,203)	3,243,726	(12,441)	1,077
Reinvested capital gains	209,514	145,505	165,412	171,658	922,098	-	10,365	-

Net increase (decrease) in contract owners’ equity resulting from operations	(440,055)	60,504	(811,394)	383,652	(2,636,502)	4,454,721	(4,369)	1,118

Equity transactions:
Purchase payments received from contract owners (note 4)	143,442	410,843	198,573	393,018	95,990	1,905,967	206,613	19,800
Transfers between funds	11,775	66,468	(367,008)	282,465	(587,954)	(251,982)	20,396	(1,944)
Redemptions (notes 2, 3, and 4)	(106,036)	(122,013)	(343,993)	(451,956)	(684,941)	(2,074,183)	(9,933)	-
Adjustments to maintain reserves	5,377	(30)	(36,179)	9	129,035	(123)	688	(1)

Net equity transactions	54,558	355,268	(548,607)	223,536	(1,047,870)	(420,321)	217,764	17,855

Net change in contract owners’ equity	(385,497)	415,772	(1,360,001)	607,188	(3,684,372)	4,034,400	213,395	18,973
Contract owners’ equity at beginning of period	2,177,958	1,762,186	5,636,024	5,028,836	19,682,932	15,648,532	18,973	-

Contract owners’ equity at end of period	$1,792,461	2,177,958	4,276,023	5,636,024	15,998,560	19,682,932	232,368	18,973

CHANGE IN UNITS:
Beginning units	157,530	133,253	391,754	378,101	959,740	974,546	1,850	-
Units purchased	24,079	63,270	55,337	77,589	132,452	341,082	25,610	2,049
Units redeemed	(20,648)	(38,993)	(96,650)	(63,936)	(194,981)	(355,888)	(1,680)	(199)

Ending units	160,961	157,530	350,441	391,754	897,211	959,740	25,780	1,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVAG		OVGSS		OVIG		OVIGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,641)	(838)	(164,886)	(218,154)	(3,738)	(1,857)	-	(53,289)
Realized gain (loss) on investments	(52,680)	267	(243,350)	446,228	(224,654)	(293)	-	1,075,904
Change in unrealized gain (loss) on investments	(279,923)	(26,675)	(8,316,405)	1,109,936	(397,273)	(112,707)	-	(886,887)
Reinvested capital gains	134,109	56,953	2,436,805	971,655	218,471	119,224	-	515,834

Net increase (decrease) in contract owners’ equity resulting from operations	(200,135)	29,707	(6,287,836)	2,309,665	(407,194)	4,367	-	651,562

Equity transactions:
Purchase payments received from contract owners (note 4)	90,204	619,014	343,248	1,789,426	351,380	1,515,970	-	701,732
Transfers between funds	(56,089)	(4,077)	12,678	(37,656)	(221,775)	(5,656)	-	(5,982,791)
Redemptions (notes 2, 3, and 4)	(28,121)	(2,588)	(821,526)	(1,281,481)	(129,049)	(4,275)	-	(262,724)
Adjustments to maintain reserves	(269)	(3)	988	81	(283)	(2)	-	17

Net equity transactions	5,725	612,346	(464,612)	470,370	273	1,506,037	-	(5,543,766)

Net change in contract owners’ equity	(194,410)	642,053	(6,752,448)	2,780,035	(406,921)	1,510,404	-	(4,892,204)
Contract owners’ equity at beginning of period	642,053	-	18,984,084	16,204,049	1,510,404	-	-	4,892,204

Contract owners’ equity at end of period	$447,643	642,053	12,231,636	18,984,084	1,103,483	1,510,404	-	-

CHANGE IN UNITS:
Beginning units	48,542	-	759,266	737,957	127,611	-	-	354,738
Units purchased	15,589	67,239	132,024	159,109	57,854	215,266	-	104,433
Units redeemed	(14,924)	(18,697)	(164,867)	(137,800)	(57,084)	(87,655)	-	(459,171)

Ending units	49,207	48,542	726,423	759,266	128,381	127,611	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSC		OVSCS		WRASP		WRENG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$377	-	(80,841)	(89,612)	4,984	19,729	34,248	4,110
Realized gain (loss) on investments	(4,364)	-	21,094	438,447	74,926	253,237	428,500	(142,093)
Change in unrealized gain (loss) on investments	(15,840)	-	(2,884,208)	642,017	(2,866,946)	(481,847)	125,474	622,511
Reinvested capital gains	13,465	-	1,132,292	652,526	792,912	1,316,209	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,362)	-	(1,811,663)	1,643,378	(1,994,124)	1,107,328	588,222	484,528

Equity transactions:
Purchase payments received from contract owners (note 4)	122,926	-	400,815	1,958,804	56,905	162,720	1,660	3,717
Transfers between funds	6,644	-	417,993	(112,472)	(239,758)	(261,494)	(82,192)	(327,945)
Redemptions (notes 2, 3, and 4)	(820)	-	(422,731)	(795,211)	(1,721,153)	(1,361,666)	(173,298)	(53,015)
Adjustments to maintain reserves	593	-	(4,438)	58	4,154	42	(205)	(43)

Net equity transactions	129,343	-	391,639	1,051,179	(1,899,852)	(1,460,398)	(254,035)	(377,286)

Net change in contract owners’ equity	122,981	-	(1,420,024)	2,694,557	(3,893,976)	(353,070)	334,187	107,242
Contract owners’ equity at beginning of period	-	-	10,369,378	7,674,821	12,951,523	13,304,593	1,435,107	1,327,865

Contract owners’ equity at end of period	$122,981	-	8,949,354	10,369,378	9,057,547	12,951,523	1,769,294	1,435,107

CHANGE IN UNITS:
Beginning units	-	-	559,952	501,834	722,054	808,687	271,402	352,248
Units purchased	15,388	-	133,262	250,056	45,817	55,449	91,770	63,218
Units redeemed	(255)	-	(110,744)	(191,938)	(166,651)	(142,082)	(137,361)	(144,064)

Ending units	15,133	-	582,470	559,952	601,220	722,054	225,811	271,402

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JPIGA2		JPIIB2		JPMMV1		JPSCE1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,851	(8,504)	41,816	22,671	11,079	(2,023)	93	(16)
Realized gain (loss) on investments	(10,641)	28,779	(33,356)	8,763	(78,565)	(447)	(29,506)	(12)
Change in unrealized gain (loss) on investments	(700,415)	49,492	(325,421)	68,095	(365,055)	94,301	(42,129)	2,199
Reinvested capital gains	154,813	104,036	50,026	5,425	255,662	1,163	37,251	-

Net increase (decrease) in contract owners’ equity resulting from operations	(550,392)	173,803	(266,935)	104,954	(176,879)	92,994	(34,291)	2,171

Equity transactions:
Purchase payments received from contract owners (note 4)	76,469	866,172	247,803	94,069	600,444	1,768,571	166,254	125,227
Transfers between funds	(78,450)	(62,873)	(108,222)	474,495	(73,278)	(21,429)	62,303	-
Redemptions (notes 2, 3, and 4)	(28,227)	(19,933)	(260,618)	(61,109)	(354,467)	(14,549)	(21,804)	(125)
Adjustments to maintain reserves	7,831	3	10,011	(2)	19,739	4	1,950	3

Net equity transactions	(22,377)	783,369	(111,026)	507,453	192,438	1,732,597	208,703	125,105

Net change in contract owners’ equity	(572,769)	957,172	(377,961)	612,407	15,559	1,825,591	174,412	127,276
Contract owners’ equity at beginning of period	2,894,815	1,937,643	1,905,107	1,292,700	1,825,591	-	127,276	-

Contract owners’ equity at end of period	$2,322,046	2,894,815	1,527,146	1,905,107	1,841,150	1,825,591	301,688	127,276

CHANGE IN UNITS:
Beginning units	192,352	139,182	144,166	104,847	132,927	-	13,048	-
Units purchased	12,978	62,350	21,779	44,381	74,842	197,108	29,077	23,572
Units redeemed	(15,403)	(9,180)	(32,367)	(5,062)	(61,296)	(64,181)	(3,649)	(10,524)

Ending units	189,927	192,352	133,578	144,166	146,473	132,927	38,476	13,048

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OGBDP		OGDEP		JABS		JAFBS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$91,673	(4,087)	4,065	(122)	(62,816)	(159,200)	39,435	26,945
Realized gain (loss) on investments	(666,572)	(2,608)	(196,833)	(1)	626,831	1,146,498	(149,888)	67,460
Change in unrealized gain (loss) on investments	(290,664)	(36,978)	(455,114)	15,498	(7,855,524)	3,264,964	(753,419)	(332,390)
Reinvested capital gains	29,271	2,517	288,829	-	925,857	221,634	79,764	127,525

Net increase (decrease) in contract owners’ equity resulting from operations	(836,292)	(41,156)	(359,053)	15,375	(6,365,652)	4,473,896	(784,108)	(110,460)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,139,856	6,023,842	1,715,633	787,801	2,681,964	7,614,876	361,825	1,396,498
Transfers between funds	(1,292,944)	8,784	502,492	-	(983,068)	(2,273,845)	(172,573)	(338,363)
Redemptions (notes 2, 3, and 4)	(715,635)	(34,243)	(249,829)	(27)	(1,826,060)	(1,808,758)	(514,205)	(505,917)
Adjustments to maintain reserves	5,241	(6)	7,520	(7)	243	(25)	(35)	(53)

Net equity transactions	1,136,518	5,998,377	1,975,816	787,767	(126,921)	3,532,248	(324,988)	552,165

Net change in contract owners’ equity	300,226	5,957,221	1,616,763	803,142	(6,492,573)	8,006,144	(1,109,096)	441,705
Contract owners’ equity at beginning of period	5,957,221	-	803,142	-	35,787,854	27,781,710	5,346,540	4,904,835

Contract owners’ equity at end of period	$6,257,447	5,957,221	2,419,905	803,142	29,295,281	35,787,854	4,237,444	5,346,540

CHANGE IN UNITS:
Beginning units	599,056	-	77,747	-	1,933,168	1,734,852	463,600	416,144
Units purchased	377,279	844,878	244,579	121,328	382,947	676,345	80,304	333,063
Units redeemed	(254,006)	(245,822)	(33,227)	(43,581)	(395,697)	(478,029)	(112,448)	(285,607)

Ending units	722,329	599,056	289,099	77,747	1,920,418	1,933,168	431,456	463,600

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAGTS		JAMGS		LZREMI		LZREMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(309,852)	(371,245)	(204,623)	(179,128)	8,615	2,107	65,350	93,256
Realized gain (loss) on investments	(2,599,071)	3,207,525	(51,769)	330,830	(36,495)	(252)	559,918	569,364
Change in unrealized gain (loss) on investments	(16,644,330)	(2,295,710)	(6,981,962)	840,819	(17,991)	(7,258)	(1,423,327)	117,574
Reinvested capital gains	5,039,408	4,712,296	3,389,851	1,771,826	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,513,845)	5,252,866	(3,848,503)	2,764,347	(45,871)	(5,403)	(798,059)	780,194

Equity transactions:
Purchase payments received from contract owners (note 4)	1,654,691	7,239,990	960,198	2,421,920	50,971	260,621	14,592	355,776
Transfers between funds	(2,974,139)	2,295,281	(374,213)	1,157,820	12,047	445	(985,055)	(10,199,234)
Redemptions (notes 2, 3, and 4)	(1,934,301)	(1,855,342)	(1,219,628)	(1,043,611)	(29,731)	(1,736)	(548,265)	(1,512,182)
Adjustments to maintain reserves	(1,424)	-	(1,563)	(97)	2,475	6	36,069	18

Net equity transactions	(3,255,173)	7,679,929	(635,206)	2,536,032	35,762	259,336	(1,482,659)	(11,355,622)

Net change in contract owners’ equity	(17,769,018)	12,932,795	(4,483,709)	5,300,379	(10,109)	253,933	(2,280,718)	(10,575,428)
Contract owners’ equity at beginning of period	40,841,898	27,909,103	22,609,824	17,309,445	253,933	-	5,655,278	16,230,706

Contract owners’ equity at end of period	$23,072,880	40,841,898	18,126,115	22,609,824	243,824	253,933	3,374,560	5,655,278

CHANGE IN UNITS:
Beginning units	1,017,500	809,871	942,612	831,363	21,307	-	548,611	1,612,124
Units purchased	423,472	674,575	182,379	263,955	6,710	24,154	23,908	134,967
Units redeemed	(515,475)	(466,946)	(212,609)	(152,706)	(3,875)	(2,847)	(181,135)	(1,198,480)

Ending units	925,497	1,017,500	912,382	942,612	24,142	21,307	391,384	548,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LPVAI		LPVCA2		LPVCII		LPVCMI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,651	2,035	(44,159)	(47,594)	13,699	9,622	20	(2)
Realized gain (loss) on investments	(34,986)	468	(1,547,839)	90,386	(82,163)	590	(4,565)	-
Change in unrealized gain (loss) on investments	(25,660)	11,292	4,559	(1,183,214)	(88,618)	(8,631)	(3,561)	(519)
Reinvested capital gains	18,086	13,149	571,253	1,590,747	102,274	67,814	2,764	818

Net increase (decrease) in contract owners’ equity resulting from operations	(39,909)	26,944	(1,016,186)	450,325	(54,808)	69,395	(5,342)	297

Equity transactions:
Purchase payments received from contract owners (note 4)	61,927	358,006	(3)	4,141	680,185	935,181	68,549	9,372
Transfers between funds	(46,325)	57,135	166,705	199,005	(108,394)	(8,429)	2,311	-
Redemptions (notes 2, 3, and 4)	(37,186)	(1,234)	(214,130)	(187,130)	(69,507)	(7,230)	(394)	-
Adjustments to maintain reserves	(16,715)	6	(481,872)	(24)	(27,690)	(11)	(3,705)	4

Net equity transactions	(38,299)	413,913	(529,300)	15,992	474,594	919,511	66,761	9,376

Net change in contract owners’ equity	(78,208)	440,857	(1,545,486)	466,317	419,786	988,906	61,419	9,673
Contract owners’ equity at beginning of period	440,857	-	5,584,093	5,117,776	988,906	-	9,673	-

Contract owners’ equity at end of period	$362,649	440,857	4,038,607	5,584,093	1,408,692	988,906	71,092	9,673

CHANGE IN UNITS:
Beginning units	34,128	-	369,692	369,506	74,377	-	956	-
Units purchased	12,453	46,822	51,477	62,693	58,741	87,617	8,765	956
Units redeemed	(14,409)	(12,694)	(53,307)	(62,507)	(17,427)	(13,240)	(280)	-

Ending units	32,172	34,128	367,862	369,692	115,691	74,377	9,441	956

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LPWHY2		SBVI		SBVSG2		LOVSDC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$161,793	146,079	50	(4,317)	(108,534)	(134,976)	317,007	172,023
Realized gain (loss) on investments	(483,409)	59,633	208,411	35,661	(2,642,200)	698,164	(503,975)	21,410
Change in unrealized gain (loss) on investments	(304,868)	(214,696)	(353,082)	182,280	(137,017)	(1,038,837)	(872,390)	(283,259)
Reinvested capital gains	-	-	58,716	147,227	219,241	1,597,174	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(626,484)	(8,984)	(85,905)	360,851	(2,668,510)	1,121,525	(1,059,358)	(89,826)

Equity transactions:
Purchase payments received from contract owners (note 4)	115,166	118,870	-	-	438,080	3,140,016	4,501,292	1,558,062
Transfers between funds	(927,446)	(502,968)	(60,639)	-	(265,357)	(165,179)	4,361,218	2,906,152
Redemptions (notes 2, 3, and 4)	(593,695)	(374,423)	(94,622)	(47,280)	(570,345)	(501,120)	(5,436,297)	(2,052,226)
Adjustments to maintain reserves	(62,159)	(106)	(46,033)	27	(1,158,819)	(65)	(97)	(69)

Net equity transactions	(1,468,134)	(758,627)	(201,294)	(47,253)	(1,556,441)	2,473,652	3,426,116	2,411,919

Net change in contract owners’ equity	(2,094,618)	(767,611)	(287,199)	313,598	(4,224,951)	3,595,177	2,366,758	2,322,093
Contract owners’ equity at beginning of period	5,290,730	6,058,341	1,813,460	1,499,862	12,945,763	9,350,586	15,250,903	12,928,810

Contract owners’ equity at end of period	$3,196,112	5,290,730	1,526,261	1,813,460	8,720,812	12,945,763	17,617,661	15,250,903

CHANGE IN UNITS:
Beginning units	426,401	487,489	71,601	73,771	538,629	432,311	1,419,079	1,198,036
Units purchased	56,203	100,289	-	-	251,983	293,202	1,403,825	783,237
Units redeemed	(181,690)	(161,377)	(6,351)	(2,170)	(273,892)	(186,884)	(1,076,403)	(562,194)

Ending units	300,914	426,401	65,250	71,601	516,720	538,629	1,746,501	1,419,079

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LOVTRC		MNCPS2		MNHCBI		MNVFRI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$212,701	70,577	119,915	(43,295)	17,601	13,852	36,541	6,646
Realized gain (loss) on investments	(268,576)	32,336	(168,493)	1,011,822	(37,504)	190	(23,132)	(6)
Change in unrealized gain (loss) on investments	(1,564,763)	(264,411)	(1,797,526)	(761,565)	(12,988)	(10,634)	(24,117)	(1,146)
Reinvested capital gains	24,370	55,082	754,403	401,145	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,596,268)	(106,416)	(1,091,701)	608,107	(32,891)	3,408	(10,708)	5,494

Equity transactions:
Purchase payments received from contract owners (note 4)	243,804	1,132,839	172,583	700,414	590,350	372,154	346,112	628,292
Transfers between funds	4,170,269	564,681	(350,803)	(121,040)	(47,656)	955	(42,983)	(2,984)
Redemptions (notes 2, 3, and 4)	(1,424,469)	(530,329)	(845,698)	(812,981)	(26,192)	(1,733)	(123,278)	(2,881)
Adjustments to maintain reserves	(117)	27	19,221	59	1,153	(4)	(470)	(11)

Net equity transactions	2,989,487	1,167,218	(1,004,697)	(233,548)	517,655	371,372	179,381	622,416

Net change in contract owners’ equity	1,393,219	1,060,802	(2,096,398)	374,559	484,764	374,780	168,673	627,910
Contract owners’ equity at beginning of period	8,234,083	7,173,281	8,274,527	7,899,968	374,780	-	627,910	-

Contract owners’ equity at end of period	$9,627,302	8,234,083	6,178,129	8,274,527	859,544	374,780	796,583	627,910

CHANGE IN UNITS:
Beginning units	718,182	616,924	410,743	422,854	34,824	-	59,742	-
Units purchased	584,953	276,631	65,065	230,334	108,126	34,991	50,097	79,490
Units redeemed	(308,467)	(175,373)	(119,455)	(242,445)	(55,826)	(167)	(32,829)	(19,748)

Ending units	994,668	718,182	356,353	410,743	87,124	34,824	77,010	59,742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MNWLGI		M3GRES		MEGS		MV2CBI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1)	-	1,375	815	(129)	(5)	394	-
Realized gain (loss) on investments	-	-	(34,901)	109	(5,830)	-	(1,986)	-
Change in unrealized gain (loss) on investments	(141)	-	(155,370)	13,744	(10,052)	524	-	-
Reinvested capital gains	-	-	35,792	-	3,659	-	642	-

Net increase (decrease) in contract owners’ equity resulting from operations	(142)	-	(153,104)	14,668	(12,352)	519	(950)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	4,097	-	405,135	37,726	81,952	15,738	11,812	-
Transfers between funds	-	-	65,024	180,091	5,629	-	(10,629)	-
Redemptions (notes 2, 3, and 4)	-	-	(16,083)	(1,156)	(986)	-	(240)	-
Adjustments to maintain reserves	1	-	3,454	(5)	(53)	5	7	-

Net equity transactions	4,098	-	457,530	216,656	86,542	15,743	950	-

Net change in contract owners’ equity	3,956	-	304,426	231,324	74,190	16,262	-	-
Contract owners’ equity at beginning of period	-	-	231,324	-	16,262	-	-	-

Contract owners’ equity at end of period	$3,956	-	535,750	231,324	90,452	16,262	-	-

CHANGE IN UNITS:
Beginning units	-	-	19,930	-	1,605	-	-	-
Units purchased	434	-	84,191	20,159	11,632	1,605	1,345	-
Units redeemed	-	-	(40,031)	(229)	(133)	-	(1,345)	-

Ending units	434	-	64,090	19,930	13,104	1,605	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MV2RII		MV2RIS		MV3MVI		MV3MVS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$94	-	5,751	(3,551)	754	570	(35,097)	(39,775)
Realized gain (loss) on investments	(1,444)	-	(201,333)	78,077	(1,576)	144	1,207,116	692,875
Change in unrealized gain (loss) on investments	2,924	-	(87,875)	(54,135)	(21,585)	8,961	(3,371,931)	1,714,162
Reinvested capital gains	167	-	27,555	43,594	9,443	626	906,911	73,360

Net increase (decrease) in contract owners’ equity resulting from operations	1,741	-	(255,902)	63,985	(12,964)	10,301	(1,293,001)	2,440,622

Equity transactions:
Purchase payments received from contract owners (note 4)	42,378	-	380,493	745,668	44,458	116,978	874,184	2,707,362
Transfers between funds	3,984	-	(38,643)	(314,232)	(14,120)	(397)	57,859	(690,883)
Redemptions (notes 2, 3, and 4)	(108)	-	(56,945)	(22,196)	(9,896)	(2,406)	(685,633)	(293,302)
Adjustments to maintain reserves	61	-	6,720	(13)	1,603	(1)	140,866	(63)

Net equity transactions	46,315	-	291,625	409,227	22,045	114,174	387,276	1,723,114

Net change in contract owners’ equity	48,056	-	35,723	473,212	9,081	124,475	(905,725)	4,163,736
Contract owners’ equity at beginning of period	-	-	1,150,827	677,615	124,475	-	11,516,302	7,352,566

Contract owners’ equity at end of period	$48,056	-	1,186,550	1,150,827	133,556	124,475	10,610,577	11,516,302

CHANGE IN UNITS:
Beginning units	-	-	78,497	50,729	8,851	-	643,606	531,599
Units purchased	6,444	-	87,847	85,197	3,465	11,314	168,055	476,899
Units redeemed	(870)	-	(66,692)	(57,429)	(1,869)	(2,463)	(152,352)	(364,892)

Ending units	5,574	-	99,652	78,497	10,447	8,851	659,309	643,606

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVBRES		MVFIC		MVGTAS		MVIGIC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(9,459)	(11,866)	10,321	13,308	4,993	(6,779)	676	(13)
Realized gain (loss) on investments	390,785	397,112	(72,732)	71	(101,142)	(858)	(15,313)	-
Change in unrealized gain (loss) on investments	(1,511,521)	364,042	(106,674)	68,047	(60,393)	(32,897)	(14,423)	1,146
Reinvested capital gains	501,365	270,213	60,219	25,463	61,640	54,754	12,044	-

Net increase (decrease) in contract owners’ equity resulting from operations	(628,830)	1,019,501	(108,866)	106,889	(94,902)	14,220	(17,016)	1,133

Equity transactions:
Purchase payments received from contract owners (note 4)	25,775	163,985	326,787	1,612,118	8,688	8,038	195,668	68,747
Transfers between funds	(200,367)	(1,043,585)	(767,977)	12,287	(35,189)	(36,246)	2,988	-
Redemptions (notes 2, 3, and 4)	(301,755)	(388,589)	(191,017)	(5,084)	(120,293)	(121,815)	(3,657)	-
Adjustments to maintain reserves	15,542	(3)	6,881	(12)	2,653	(15)	300	-

Net equity transactions	(460,805)	(1,268,192)	(625,326)	1,619,309	(144,141)	(150,038)	195,299	68,747

Net change in contract owners’ equity	(1,089,635)	(248,691)	(734,192)	1,726,198	(239,043)	(135,818)	178,283	69,880
Contract owners’ equity at beginning of period	3,774,714	4,023,405	1,726,198	-	1,064,590	1,200,408	69,880	-

Contract owners’ equity at end of period	$2,685,079	3,774,714	992,006	1,726,198	825,547	1,064,590	248,163	69,880

CHANGE IN UNITS:
Beginning units	183,698	250,230	131,668	-	77,368	88,226	7,017	-
Units purchased	51,232	21,222	28,630	218,078	3,949	5,544	23,778	7,017
Units redeemed	(77,096)	(87,754)	(79,602)	(86,410)	(15,810)	(16,402)	(1,391)	-

Ending units	157,834	183,698	80,696	131,668	65,507	77,368	29,404	7,017

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVIGSC		MVITSI		MVIVSC		MVUSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(20,097)	(15,678)	188	263	(155,759)	(313,878)	68,799	16,025
Realized gain (loss) on investments	(144,414)	5,650	(9,656)	29	787,611	885,544	313,453	71,558
Change in unrealized gain (loss) on investments	(483,361)	63,345	(15,895)	5,076	(11,248,690)	1,614,051	(769,687)	260,571
Reinvested capital gains	163,435	105,824	8,488	2,080	1,301,119	971,536	240,154	136,019

Net increase (decrease) in contract owners’ equity resulting from operations	(484,437)	159,141	(16,875)	7,448	(9,315,719)	3,157,253	(147,281)	484,173

Equity transactions:
Purchase payments received from contract owners (note 4)	409,889	947,416	3,516	91,044	889,548	4,228,160	624,255	585,370
Transfers between funds	132,096	328,117	(11,546)	(338)	(267,222)	(41,154)	2,296,714	480,793
Redemptions (notes 2, 3, and 4)	(105,181)	(35,945)	(15,651)	(431)	(1,052,779)	(1,035,531)	(321,442)	(422,603)
Adjustments to maintain reserves	5,477	(74)	459	(6)	35,714	(51)	36,715	(41)

Net equity transactions	442,281	1,239,514	(23,222)	90,269	(394,739)	3,151,424	2,636,242	643,519

Net change in contract owners’ equity	(42,156)	1,398,655	(40,097)	97,717	(9,710,458)	6,308,677	2,488,961	1,127,692
Contract owners’ equity at beginning of period	3,007,949	1,609,294	97,717	-	38,060,608	31,751,931	4,687,784	3,560,092

Contract owners’ equity at end of period	$2,965,793	3,007,949	57,620	97,717	28,350,150	38,060,608	7,176,745	4,687,784

CHANGE IN UNITS:
Beginning units	224,615	129,545	7,343	-	2,091,188	1,905,018	309,520	264,492
Units purchased	111,900	121,491	367	7,404	340,109	492,205	338,857	116,551
Units redeemed	(72,384)	(26,421)	(2,507)	(61)	(366,666)	(306,035)	(170,601)	(71,523)

Ending units	264,131	224,615	5,203	7,343	2,064,631	2,091,188	477,776	309,520

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MGRFV		MSEMB		MSGI2		MSVEG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$18,861	(50,859)	474,341	386,216	98,401	81,249	(199,762)	(323,566)
Realized gain (loss) on investments	48,454	135,045	(561,904)	(122,210)	33,359	87,059	(31,599,945)	1,866,309
Change in unrealized gain (loss) on investments	(67,627)	(255,413)	(1,741,157)	(577,019)	(1,148,504)	388,807	2,977,448	(9,558,405)
Reinvested capital gains	-	182,931	-	-	370,553	255,174	10,285,483	7,210,096

Net increase (decrease) in contract owners’ equity resulting from operations	(312)	11,704	(1,828,720)	(313,013)	(646,191)	812,289	(18,536,776)	(805,566)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,565	348,424	25,170	527,385	113,418	778,320	1,524,888	10,110,316
Transfers between funds	1,329,931	(281,426)	448,553	(47,210)	(77,560)	115,933	233,740	3,907,463
Redemptions (notes 2, 3, and 4)	(625,063)	(619,434)	(1,048,326)	(919,887)	(832,286)	(646,517)	(772,505)	(1,257,319)
Adjustments to maintain reserves	(21,515)	3	(2,199)	34	(1,461)	113	79,146	(73)

Net equity transactions	690,918	(552,433)	(576,802)	(439,678)	(797,889)	247,849	1,065,269	12,760,387

Net change in contract owners’ equity	690,606	(540,729)	(2,405,522)	(752,691)	(1,444,080)	1,060,138	(17,471,507)	11,954,821
Contract owners’ equity at beginning of period	3,942,546	4,483,275	9,368,708	10,121,399	7,042,537	5,982,399	31,547,861	19,593,040

Contract owners’ equity at end of period	$4,633,152	3,942,546	6,963,186	9,368,708	5,598,457	7,042,537	14,076,354	31,547,861

CHANGE IN UNITS:
Beginning units	329,977	375,188	702,004	736,543	490,141	469,914	1,402,351	860,060
Units purchased	234,140	73,415	133,728	150,039	82,402	207,205	1,626,743	1,366,026
Units redeemed	(171,381)	(118,626)	(187,220)	(184,578)	(142,311)	(186,978)	(1,438,821)	(823,735)

Ending units	392,736	329,977	648,512	702,004	430,232	490,141	1,590,273	1,402,351

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVEM		MSVGT2		VKVGR2		DTRTFB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$161	(13)	(14,872)	5,318	353,218	159,112	61,380	28,499
Realized gain (loss) on investments	(8,465)	(1)	(18,882)	12,444	(733,986)	(289,057)	(92,916)	(66,984)
Change in unrealized gain (loss) on investments	(50,617)	(279)	(389,496)	22,843	(3,555,631)	2,925,974	(453,697)	(63,959)
Reinvested capital gains	16,332	-	187,859	46,474	424,526	-	-	10,404

Net increase (decrease) in contract owners’ equity resulting from operations	(42,589)	(293)	(235,391)	87,079	(3,511,873)	2,796,029	(485,233)	(92,040)

Equity transactions:
Purchase payments received from contract owners (note 4)	192,698	34,178	1,859	75,423	48,699	378,308	277,864	314,647
Transfers between funds	22,404	-	7,974	(54,841)	(158,208)	(1,038,498)	549,452	(2,071,500)
Redemptions (notes 2, 3, and 4)	(23,014)	(11)	(157,206)	(73,299)	(1,481,881)	(1,747,067)	(234,546)	(666,685)
Adjustments to maintain reserves	(452)	4	(85)	(82)	(4,548)	27	16	(42)

Net equity transactions	191,636	34,171	(147,458)	(52,799)	(1,595,938)	(2,407,230)	592,786	(2,423,580)

Net change in contract owners’ equity	149,047	33,878	(382,849)	34,280	(5,107,811)	388,799	107,553	(2,515,620)
Contract owners’ equity at beginning of period	33,878	-	1,375,339	1,341,059	13,797,791	13,408,992	3,308,342	5,823,962

Contract owners’ equity at end of period	$182,925	33,878	992,490	1,375,339	8,689,980	13,797,791	3,415,895	3,308,342

CHANGE IN UNITS:
Beginning units	3,459	-	87,857	91,748	967,149	1,154,685	307,057	535,042
Units purchased	32,631	3,460	8,935	16,069	135,526	111,732	169,097	260,451
Units redeemed	(11,079)	(1)	(19,434)	(19,960)	(267,646)	(299,268)	(106,873)	(488,436)

Ending units	25,011	3,459	77,358	87,857	835,029	967,149	369,281	307,057

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	EIF2		GBF		GBF2		GEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$18,361	4,196	15,970	(4,201)	17,045	42,746	(7,108)	(13,078)
Realized gain (loss) on investments	397,691	95,779	(182,502)	(257,173)	(556,551)	(266,135)	(248,391)	194,468
Change in unrealized gain (loss) on investments	(2,393,389)	1,241,791	(335,102)	25,661	(712,741)	(53,228)	(71,063)	(371,514)
Reinvested capital gains	1,260,145	106,048	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(717,192)	1,447,814	(501,634)	(235,713)	(1,252,247)	(276,617)	(326,562)	(190,124)

Equity transactions:
Purchase payments received from contract owners (note 4)	766,770	1,716,504	39,104	3,789	756,069	2,720,631	7,952	1,954
Transfers between funds	1,781,197	740,559	77,569	(2,540,646)	(845,705)	(116,304)	(430,469)	247,138
Redemptions (notes 2, 3, and 4)	(737,121)	(324,144)	(689,832)	(803,574)	(1,079,174)	(238,338)	(76,481)	(433,130)
Adjustments to maintain reserves	11,336	(64)	(98)	6	(48)	(46)	(66,203)	(94)

Net equity transactions	1,822,182	2,132,855	(573,257)	(3,340,425)	(1,168,858)	2,365,943	(565,201)	(184,132)

Net change in contract owners’ equity	1,104,990	3,580,669	(1,074,891)	(3,576,138)	(2,421,105)	2,089,326	(891,763)	(374,256)
Contract owners’ equity at beginning of period	10,750,872	7,170,203	3,818,658	7,394,796	8,158,593	6,069,267	1,993,852	2,368,108

Contract owners’ equity at end of period	$11,855,862	10,750,872	2,743,767	3,818,658	5,737,488	8,158,593	1,102,089	1,993,852

CHANGE IN UNITS:
Beginning units	621,809	492,436	365,577	689,182	784,258	563,355	168,043	182,115
Units purchased	329,461	216,640	141,827	482,111	403,016	841,321	26,145	70,354
Units redeemed	(225,473)	(87,267)	(203,042)	(805,716)	(548,425)	(620,418)	(69,278)	(84,426)

Ending units	725,797	621,809	304,362	365,577	638,849	784,258	124,910	168,043

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GEM2		GVAAA2		GVABD2		GVAGG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(40,897)	(14,422)	(1,137,836)	(127,573)	(164,864)	139,079	(336,250)	(424,557)
Realized gain (loss) on investments	(822,007)	536,681	579,692	1,537,832	(133,760)	193,835	298,820	778,453
Change in unrealized gain (loss) on investments	(2,176,369)	(1,466,111)	(18,778,259)	10,318,371	(2,333,792)	(637,821)	(12,616,655)	3,977,654
Reinvested capital gains	-	-	3,614,093	635,232	321,095	83,235	1,859,582	1,080,293

Net increase (decrease) in contract owners’ equity resulting from operations	(3,039,273)	(943,852)	(15,722,310)	12,363,862	(2,311,321)	(221,672)	(10,794,503)	5,411,843

Equity transactions:
Purchase payments received from contract owners (note 4)	588,033	811,248	10,421,791	14,747,254	590,944	5,231,906	1,162,882	2,944,467
Transfers between funds	594,393	8,103,119	(6,811,658)	607,409	74,471	285,333	(863,086)	(363,042)
Redemptions (notes 2, 3, and 4)	(879,433)	(192,862)	(7,605,231)	(8,305,898)	(873,819)	(632,580)	(3,296,153)	(2,046,502)
Adjustments to maintain reserves	(465)	29	(1,124)	84	(34)	(63)	1,088	(25)

Net equity transactions	302,528	8,721,534	(3,996,222)	7,048,849	(208,438)	4,884,596	(2,995,269)	534,898

Net change in contract owners’ equity	(2,736,745)	7,777,682	(19,718,532)	19,412,711	(2,519,759)	4,662,924	(13,789,772)	5,946,741
Contract owners’ equity at beginning of period	11,126,705	3,349,023	109,385,846	89,973,135	16,596,281	11,933,357	42,209,063	36,262,322

Contract owners’ equity at end of period	$8,389,960	11,126,705	89,667,314	109,385,846	14,076,522	16,596,281	28,419,291	42,209,063

CHANGE IN UNITS:
Beginning units	871,905	240,532	4,722,900	4,413,203	1,430,109	1,011,097	1,918,154	1,892,313
Units purchased	375,156	877,230	1,068,882	1,208,984	275,487	647,323	411,258	308,772
Units redeemed	(361,975)	(245,857)	(1,270,259)	(899,287)	(298,373)	(228,311)	(584,990)	(282,931)

Ending units	885,086	871,905	4,521,523	4,722,900	1,407,223	1,430,109	1,744,422	1,918,154

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(532,422)	(22,980)	(746,810)	(813,608)	(315,736)	(338,204)	(291,445)	(318,066)
Realized gain (loss) on investments	179,250	200,982	2,040,313	2,601,486	(2,592,609)	294,243	(723,125)	68,247
Change in unrealized gain (loss) on investments	(10,501,403)	7,922,720	(35,740,011)	9,938,315	(11,833,280)	3,101,750	(7,293,290)	1,605,451
Reinvested capital gains	1,146,753	881,356	8,077,038	1,232,760	8,718,734	489,688	3,938,124	257,889

Net increase (decrease) in contract owners’ equity resulting from operations	(9,707,822)	8,982,078	(26,369,470)	12,958,953	(6,022,891)	3,547,477	(4,369,736)	1,613,521

Equity transactions:
Purchase payments received from contract owners (note 4)	4,375,504	9,104,861	6,286,092	15,598,443	857,237	2,640,531	297,955	755,311
Transfers between funds	(1,727,736)	(310,606)	(1,999,038)	(1,207,212)	(2,375,699)	(2,003,025)	(1,101,231)	(37,628)
Redemptions (notes 2, 3, and 4)	(2,213,447)	(2,170,787)	(3,952,820)	(3,355,833)	(2,276,774)	(2,349,974)	(5,375,062)	(3,088,491)
Adjustments to maintain reserves	9,332	(104)	2,207	(23)	(861)	(62)	(40,643)	765

Net equity transactions	443,653	6,623,364	336,441	11,035,375	(3,796,097)	(1,712,530)	(6,218,981)	(2,370,043)

Net change in contract owners’ equity	(9,264,169)	15,605,442	(26,033,029)	23,994,328	(9,818,988)	1,834,947	(10,588,717)	(756,522)
Contract owners’ equity at beginning of period	52,891,661	37,286,219	85,033,483	61,039,155	31,807,526	29,972,579	30,344,560	31,101,082

Contract owners’ equity at end of period	$43,627,492	52,891,661	59,000,454	85,033,483	21,988,538	31,807,526	19,755,843	30,344,560

CHANGE IN UNITS:
Beginning units	2,515,961	2,169,698	2,768,517	2,390,710	1,859,950	1,969,492	2,193,690	2,372,269
Units purchased	676,543	817,365	914,507	1,186,253	252,994	391,742	62,261	124,020
Units redeemed	(667,562)	(471,102)	(894,921)	(808,446)	(519,607)	(501,284)	(567,503)	(302,599)

Ending units	2,524,942	2,515,961	2,788,103	2,768,517	1,593,337	1,859,950	1,688,448	2,193,690

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVEX1		GVIDA		GVIDC		GVIDM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$122,094	3,628,963	(103,304)	(115,447)	(234,951)	(221,497)	(828,305)	(840,417)
Realized gain (loss) on investments	(16,103,367)	12,480,387	(732,508)	141,941	(66,045)	144,319	(2,506,785)	(49,222)
Change in unrealized gain (loss) on investments	(280,239,081)	62,665,479	(2,983,715)	944,604	(3,932,650)	271,712	(30,612,069)	6,954,101
Reinvested capital gains	219,366,436	2,525,465	2,011,801	160,790	1,305,597	130,690	19,787,147	924,806

Net increase (decrease) in contract owners’ equity resulting from operations	(76,853,918)	81,300,294	(1,807,726)	1,131,888	(2,928,049)	325,224	(14,160,012)	6,989,268

Equity transactions:
Purchase payments received from contract owners (note 4)	25,878,401	46,247,916	276,323	2,196,830	1,392,699	1,783,895	1,070,081	3,291,394
Transfers between funds	(10,684,421)	(8,071,719)	(137,376)	(649,063)	(526,433)	627,331	(715,231)	(1,772,538)
Redemptions (notes 2, 3, and 4)	(29,131,268)	(16,005,487)	(1,581,916)	(346,239)	(3,279,830)	(1,599,930)	(7,022,996)	(5,418,716)
Adjustments to maintain reserves	51,211	(46)	58	(136)	1,314	11	(895)	(16)

Net equity transactions	(13,886,077)	22,170,664	(1,442,911)	1,201,392	(2,412,250)	811,307	(6,669,041)	(3,899,876)

Net change in contract owners’ equity	(90,739,995)	103,470,958	(3,250,637)	2,333,280	(5,340,299)	1,136,531	(20,829,053)	3,089,392
Contract owners’ equity at beginning of period	397,306,266	293,835,308	9,120,004	6,786,724	22,173,061	21,036,530	81,730,606	78,641,214

Contract owners’ equity at end of period	$306,566,271	397,306,266	5,869,367	9,120,004	16,832,762	22,173,061	60,901,553	81,730,606

CHANGE IN UNITS:
Beginning units	16,369,397	15,376,934	516,117	436,586	1,825,934	1,761,427	5,288,199	5,548,509
Units purchased	4,402,789	5,086,359	41,448	160,093	284,619	285,483	483,436	514,202
Units redeemed	(5,149,516)	(4,093,896)	(144,438)	(80,562)	(514,378)	(220,976)	(991,810)	(774,512)

Ending units	15,622,670	16,369,397	413,127	516,117	1,596,175	1,825,934	4,779,825	5,288,199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	HIBF		IDPG2		IDPGI2		MCIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$265,678	225,292	(33,625)	(34,016)	(37,229)	(34,008)	28,250	77,796
Realized gain (loss) on investments	(96,001)	531,831	(13,707)	75,599	(32,807)	34,331	(2,377,657)	247,459
Change in unrealized gain (loss) on investments	(1,025,879)	(480,286)	(867,418)	163,156	(827,610)	132,031	(28,620,911)	12,889,826
Reinvested capital gains	-	-	441,702	107,055	331,567	84,162	18,825,057	1,350,459

Net increase (decrease) in contract owners’ equity resulting from operations	(856,202)	276,837	(473,048)	311,794	(566,079)	216,516	(12,145,261)	14,565,540

Equity transactions:
Purchase payments received from contract owners (note 4)	362,661	819,586	613,220	105,739	18,984	112,772	2,847,376	10,921,125
Transfers between funds	90,301	3,383,138	10,036	(16,288)	(51,465)	(50,623)	(4,333,656)	1,320,166
Redemptions (notes 2, 3, and 4)	(366,163)	(2,829,687)	(218,501)	(760,110)	(339,154)	(74,674)	(4,446,258)	(3,088,726)
Adjustments to maintain reserves	252	(115)	(40)	(17)	(50)	(39)	21,339	22

Net equity transactions	87,051	1,372,922	404,715	(670,676)	(371,685)	(12,564)	(5,911,199)	9,152,587

Net change in contract owners’ equity	(769,151)	1,649,759	(68,333)	(358,882)	(937,764)	203,952	(18,056,460)	23,718,127
Contract owners’ equity at beginning of period	6,481,160	4,831,401	2,920,986	3,279,868	3,752,890	3,548,938	84,858,338	61,140,211

Contract owners’ equity at end of period	$5,712,009	6,481,160	2,852,653	2,920,986	2,815,126	3,752,890	66,801,878	84,858,338

CHANGE IN UNITS:
Beginning units	484,760	375,806	198,614	246,762	279,905	281,636	4,270,226	3,783,684
Units purchased	99,551	551,523	48,936	12,666	106,800	21,465	1,023,192	1,576,026
Units redeemed	(94,222)	(442,569)	(16,852)	(60,814)	(137,790)	(23,196)	(1,369,867)	(1,089,484)

Ending units	490,089	484,760	230,698	198,614	248,915	279,905	3,923,551	4,270,226

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSBF		NAMAA2		NAMGI2		NCPG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$230,834	451,766	(76,386)	(74,604)	(57,313)	(48,623)	(15,471)	(16,982)
Realized gain (loss) on investments	53,826	387,972	(25,052)	93,498	33,446	134,618	83,872	45,266
Change in unrealized gain (loss) on investments	(662,256)	(443,011)	(2,665,456)	645,460	(969,363)	982,829	(261,866)	147,668
Reinvested capital gains	-	-	1,635,938	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(377,596)	396,727	(1,130,956)	664,354	(993,230)	1,068,824	(193,465)	175,952

Equity transactions:
Purchase payments received from contract owners (note 4)	9,356	364,783	1,407,559	1,977,002	398,243	302,996	120	1,919
Transfers between funds	618,455	(482,619)	(199,337)	(146,257)	10,720	(390,046)	(8,465)	8,980
Redemptions (notes 2, 3, and 4)	(1,089,396)	(876,704)	(982,118)	(265,753)	(270,606)	(396,999)	(58,367)	(265,622)
Adjustments to maintain reserves	(325)	23	50	(54)	(8)	(40)	(5,553)	(87)

Net equity transactions	(461,910)	(994,517)	226,154	1,564,938	138,349	(484,089)	(72,265)	(254,810)

Net change in contract owners’ equity	(839,506)	(597,790)	(904,802)	2,229,292	(854,881)	584,735	(265,730)	(78,858)
Contract owners’ equity at beginning of period	10,570,718	11,168,508	7,632,868	5,403,576	5,977,463	5,392,728	1,225,100	1,303,958

Contract owners’ equity at end of period	$9,731,212	10,570,718	6,728,066	7,632,868	5,122,582	5,977,463	959,370	1,225,100

CHANGE IN UNITS:
Beginning units	902,600	992,124	487,787	385,288	318,507	348,334	83,254	100,459
Units purchased	215,481	469,779	256,304	143,138	34,956	36,676	572	3,303
Units redeemed	(256,188)	(559,303)	(236,556)	(40,639)	(26,825)	(66,503)	(5,772)	(20,508)

Ending units	861,893	902,600	507,535	487,787	326,638	318,507	78,054	83,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NCPGI2		NDESY		NIFY		NJMMA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(19,775)	(16,952)	(641)	-	452	-	(11,287)	8,834
Realized gain (loss) on investments	1,941	18,200	(204)	-	(24)	-	(72,258)	(1,131)
Change in unrealized gain (loss) on investments	(243,573)	123,225	(50,079)	-	(45,295)	-	(120,015)	4,845
Reinvested capital gains	-	-	-	-	-	-	20,669	22,084

Net increase (decrease) in contract owners’ equity resulting from operations	(261,407)	124,473	(50,924)	-	(44,867)	-	(182,891)	34,632

Equity transactions:
Purchase payments received from contract owners (note 4)	9,619	153,490	407,122	-	591,953	-	119,528	119,367
Transfers between funds	193,705	112,994	14,804	-	6,041	-	677,437	41,655
Redemptions (notes 2, 3, and 4)	(112,393)	(79,257)	(1,915)	-	(2,293)	-	(11,847)	(4,257)
Adjustments to maintain reserves	(38)	(31)	(1)	-	(2)	-	(14,251)	2

Net equity transactions	90,893	187,196	420,010	-	595,699	-	770,867	156,767

Net change in contract owners’ equity	(170,514)	311,669	369,086	-	550,832	-	587,976	191,399
Contract owners’ equity at beginning of period	1,642,789	1,331,120	-	-	-	-	641,344	449,945

Contract owners’ equity at end of period	$1,472,275	1,642,789	369,086	-	550,832	-	1,229,320	641,344

CHANGE IN UNITS:
Beginning units	121,577	107,299	-	-	-	-	59,642	44,348
Units purchased	42,626	28,523	47,867	-	63,574	-	93,536	26,864
Units redeemed	(35,792)	(14,245)	(241)	-	(277)	-	(15,583)	(11,570)

Ending units	128,411	121,577	47,626	-	63,297	-	137,595	59,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NLCGY		NUSTLY		NVAMV2		NVAMVZ
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,583	-	(741)	-	(4,531)	(5,878)	(80,119)	(19,575)
Realized gain (loss) on investments	(445)	-	(168)	-	52,572	181,260	721,659	2,427,844
Change in unrealized gain (loss) on investments	(12,986)	-	(79,573)	-	(461,919)	628,346	(3,852,771)	966,456
Reinvested capital gains	-	-	-	-	334,247	-	1,691,707	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,848)	-	(80,482)	-	(79,631)	803,728	(1,519,524)	3,374,725

Equity transactions:
Purchase payments received from contract owners (note 4)	973,842	-	489,631	-	(494)	60	623,851	1,249,976
Transfers between funds	523,972	-	277,964	-	(140,706)	(660,968)	1,189,064	(188,147)
Redemptions (notes 2, 3, and 4)	(6,729)	-	(2,233)	-	(114,601)	(284,088)	(1,321,405)	(1,471,816)
Adjustments to maintain reserves	(7)	-	2	-	(34)	(81)	(1,868)	49

Net equity transactions	1,491,078	-	765,364	-	(255,835)	(945,077)	489,642	(409,938)

Net change in contract owners’ equity	1,482,230	-	684,882	-	(335,466)	(141,349)	(1,029,882)	2,964,787
Contract owners’ equity at beginning of period	-	-	-	-	2,663,654	2,805,003	12,929,118	9,964,331

Contract owners’ equity at end of period	$1,482,230	-	684,882	-	2,328,188	2,663,654	11,899,236	12,929,118

CHANGE IN UNITS:
Beginning units	-	-	-	-	146,630	205,241	826,362	844,329
Units purchased	163,013	-	86,228	-	46,718	43,442	1,278,500	616,317
Units redeemed	(2,330)	-	(447)	-	(61,408)	(102,053)	(1,324,560)	(634,284)

Ending units	160,683	-	85,781	-	131,940	146,630	780,302	826,362

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVBX		NVCBD2		NVCCA2		NVCCN2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$495,355	445,996	51,900	55,459	(161,106)	(169,272)	(175,087)	(230,241)
Realized gain (loss) on investments	(437,336)	563,825	(222,563)	(60,512)	63,447	182,292	277,080	361,781
Change in unrealized gain (loss) on investments	(7,321,130)	(2,854,983)	(1,013,258)	(378,068)	(2,591,609)	1,794,440	(2,213,200)	277,992
Reinvested capital gains	317,147	201,349	6,783	212,776	500,630	-	232,736	35,629

Net increase (decrease) in contract owners’ equity resulting from operations	(6,945,964)	(1,643,813)	(1,177,138)	(170,345)	(2,188,638)	1,807,460	(1,878,471)	445,161

Equity transactions:
Purchase payments received from contract owners (note 4)	2,773,320	3,423,305	192,877	2,604,034	236,039	1,161,603	591,541	579,499
Transfers between funds	(1,766,748)	1,844,159	(744,794)	24,187	(499,677)	(129,103)	(1,293,319)	(357,880)
Redemptions (notes 2, 3, and 4)	(3,013,741)	(1,771,600)	(148,264)	(370,593)	(981,021)	(1,565,549)	(2,043,765)	(2,205,416)
Adjustments to maintain reserves	(97)	(3)	(57)	(24)	(42,521)	447	(34)	(35)

Net equity transactions	(2,007,266)	3,495,861	(700,238)	2,257,604	(1,287,180)	(532,602)	(2,745,577)	(1,983,832)

Net change in contract owners’ equity	(8,953,230)	1,852,048	(1,877,376)	2,087,259	(3,475,818)	1,274,858	(4,624,048)	(1,538,671)
Contract owners’ equity at beginning of period	49,392,621	47,540,573	7,569,033	5,481,774	14,421,733	13,146,875	15,396,008	16,934,679

Contract owners’ equity at end of period	$40,439,391	49,392,621	5,691,657	7,569,033	10,945,915	14,421,733	10,771,960	15,396,008

CHANGE IN UNITS:
Beginning units	4,430,368	4,128,643	660,058	467,298	629,936	681,856	1,126,605	1,268,916
Units purchased	693,501	1,567,995	133,141	505,579	55,073	69,187	388,070	221,558
Units redeemed	(894,569)	(1,266,270)	(201,999)	(312,819)	(111,504)	(121,107)	(627,484)	(363,869)

Ending units	4,229,300	4,430,368	591,200	660,058	573,505	629,936	887,191	1,126,605

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMA2		NVCMC2		NVCMD2		NVCRA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(99,361)	(101,408)	(128,673)	(126,318)	(256,612)	(302,747)	(70,473)	(73,261)
Realized gain (loss) on investments	36,198	163,121	(19,802)	143,690	4,626	687,756	151,612	311,045
Change in unrealized gain (loss) on investments	(1,483,648)	1,240,198	(1,468,841)	637,917	(3,412,886)	2,303,503	(1,139,283)	817,069
Reinvested capital gains	139,795	-	235,151	2,224	517,209	-	21,144	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,407,016)	1,301,911	(1,382,165)	657,513	(3,147,663)	2,688,512	(1,037,000)	1,054,853

Equity transactions:
Purchase payments received from contract owners (note 4)	110,617	682,684	666,276	651,183	817,168	(56,101)	57,083	1,074,803
Transfers between funds	269,687	(281,192)	152,350	(339,674)	(23,458)	618,911	154,924	(1,047,562)
Redemptions (notes 2, 3, and 4)	(467,594)	(941,963)	(573,146)	(870,912)	(2,608,631)	(5,891,786)	(642,859)	(227,603)
Adjustments to maintain reserves	(1,767)	70	(32)	(6)	639	(13)	6	(40)

Net equity transactions	(89,057)	(540,401)	245,448	(559,409)	(1,814,282)	(5,328,989)	(430,846)	(200,402)

Net change in contract owners’ equity	(1,496,073)	761,510	(1,136,717)	98,104	(4,961,945)	(2,640,477)	(1,467,846)	854,451
Contract owners’ equity at beginning of period	8,578,068	7,816,558	9,166,809	9,068,705	21,364,299	24,004,776	6,749,134	5,894,683

Contract owners’ equity at end of period	$7,081,995	8,578,068	8,030,092	9,166,809	16,402,354	21,364,299	5,281,288	6,749,134

CHANGE IN UNITS:
Beginning units	357,334	379,172	548,260	582,852	1,061,546	1,334,244	258,061	267,596
Units purchased	34,403	41,735	91,063	86,221	69,936	66,191	27,081	86,605
Units redeemed	(39,890)	(63,573)	(79,041)	(120,813)	(170,431)	(338,889)	(44,415)	(96,140)

Ending units	351,847	357,334	560,282	548,260	961,051	1,061,546	240,727	258,061

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCRB2		NVDBL2		NVDCA2		NVFIII
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(154,303)	(147,959)	(146,440)	(191,937)	(181,438)	(185,900)	38,018	(2,511)
Realized gain (loss) on investments	(133,924)	103,259	(71,370)	936,109	(387,761)	94,993	(117,778)	25,335
Change in unrealized gain (loss) on investments	(2,133,805)	1,137,178	(4,206,431)	193,630	(7,684,399)	1,599,707	(929,463)	(171,314)
Reinvested capital gains	389,001	-	2,355,998	168,274	5,037,768	264,377	-	1,471

Net increase (decrease) in contract owners’ equity resulting from operations	(2,033,031)	1,092,478	(2,068,243)	1,106,076	(3,215,830)	1,773,177	(1,009,223)	(147,019)

Equity transactions:
Purchase payments received from contract owners (note 4)	360,343	844,739	1,068,842	2,085,482	1,593,479	1,693,967	865,639	1,368,628
Transfers between funds	63,756	522,362	212,463	(6,261,237)	(455,637)	(649,399)	(148,004)	1,609,256
Redemptions (notes 2, 3, and 4)	(1,751,364)	(1,023,455)	(1,201,335)	(2,822,849)	(1,137,915)	(1,658,449)	(436,774)	(169,907)
Adjustments to maintain reserves	(5)	14	40	24	(20,993)	430	(7)	(38)

Net equity transactions	(1,327,270)	343,660	80,010	(6,998,580)	(21,066)	(613,451)	280,854	2,807,939

Net change in contract owners’ equity	(3,360,301)	1,436,138	(1,988,233)	(5,892,504)	(3,236,896)	1,159,726	(728,369)	2,660,920
Contract owners’ equity at beginning of period	13,247,924	11,811,786	12,639,494	18,531,998	17,798,674	16,638,948	6,815,612	4,154,692

Contract owners’ equity at end of period	$9,887,623	13,247,924	10,651,261	12,639,494	14,561,778	17,798,674	6,087,243	6,815,612

CHANGE IN UNITS:
Beginning units	718,252	704,946	881,154	1,383,613	1,058,937	1,126,721	634,749	374,528
Units purchased	54,661	118,649	119,408	272,621	210,637	92,909	204,634	372,456
Units redeemed	(146,335)	(105,343)	(117,578)	(775,080)	(204,904)	(160,693)	(174,157)	(112,235)

Ending units	626,578	718,252	882,984	881,154	1,064,670	1,058,937	665,226	634,749

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVGEII		NVIE6		NVIX		NVLCP2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,376	3,240	61,505	42,781	1,374,030	1,042,453	-	(71,794)
Realized gain (loss) on investments	1,966	52,267	(5,583)	15,545	(407,059)	271,975	-	(60,888)
Change in unrealized gain (loss) on investments	(153,987)	65,189	(922,046)	328,540	(9,766,562)	3,381,052	-	(309,432)
Reinvested capital gains	2	534	346,037	-	-	-	-	247,945

Net increase (decrease) in contract owners’ equity resulting from operations	(146,643)	121,230	(520,087)	386,866	(8,799,591)	4,695,480	-	(194,169)

Equity transactions:
Purchase payments received from contract owners (note 4)	285,053	312,058	47,483	112,494	2,657,323	7,435,393	-	1,011,141
Transfers between funds	(2,836)	87,017	(609,487)	(409,808)	680,274	(915,193)	-	(9,619,814)
Redemptions (notes 2, 3, and 4)	(23,859)	(9,577)	(238,824)	(137,287)	(2,833,113)	(2,465,733)	-	(730,901)
Adjustments to maintain reserves	(39,163)	2	354	(41)	(1,618)	(2)	-	(25)

Net equity transactions	219,195	389,500	(800,474)	(434,642)	502,866	4,054,465	-	(9,339,599)

Net change in contract owners’ equity	72,552	510,730	(1,320,561)	(47,776)	(8,296,725)	8,749,945	-	(9,533,768)
Contract owners’ equity at beginning of period	1,047,496	536,766	3,586,007	3,633,783	56,627,083	47,877,138	-	9,533,768

Contract owners’ equity at end of period	$1,120,048	1,047,496	2,265,446	3,586,007	48,330,358	56,627,083	-	-

CHANGE IN UNITS:
Beginning units	70,589	43,477	266,869	300,908	4,022,365	3,735,656	-	763,244
Units purchased	53,896	41,260	38,493	27,618	661,835	1,041,039	-	173,595
Units redeemed	(33,354)	(14,148)	(106,444)	(61,657)	(634,565)	(754,330)	-	(936,839)

Ending units	91,131	70,589	198,918	266,869	4,049,635	4,022,365	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVLCPP		NVLCPY		NVMGA2		NVMIG6
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$301,745	599,179	1,359	1,105	(30,200)	75,550	(115,383)	(117,590)
Realized gain (loss) on investments	(1,247,063)	(15,348)	(9,320)	-	(4,279)	47,299	(632,838)	435,161
Change in unrealized gain (loss) on investments	(4,372,960)	(639,973)	(2,907)	(1,072)	(443,534)	(35,884)	(5,276,165)	(1,487,199)
Reinvested capital gains	315,138	-	676	-	-	-	373,602	317,278

Net increase (decrease) in contract owners’ equity resulting from operations	(5,003,140)	(56,142)	(10,192)	33	(478,013)	86,965	(5,650,784)	(852,350)

Equity transactions:
Purchase payments received from contract owners (note 4)	978,533	203,911	21,883	62,150	91,711	509,967	176,466	2,216,330
Transfers between funds	(6,136,680)	37,797,729	984	-	104,749	112,281	(1,739,013)	7,701,363
Redemptions (notes 2, 3, and 4)	(3,102,034)	(510,544)	(20,775)	(13)	(126,343)	(300,938)	(890,369)	(795,102)
Adjustments to maintain reserves	(141)	(10)	(150)	4	(53)	(33)	(2,051)	(76)

Net equity transactions	(8,260,322)	37,491,086	1,942	62,141	70,064	321,277	(2,454,967)	9,122,515

Net change in contract owners’ equity	(13,263,462)	37,434,944	(8,250)	62,174	(407,949)	408,242	(8,105,751)	8,270,165
Contract owners’ equity at beginning of period	37,434,944	-	62,174	-	3,019,154	2,610,912	16,286,357	8,016,192

Contract owners’ equity at end of period	$24,171,482	37,434,944	53,924	62,174	2,611,205	3,019,154	8,180,606	16,286,357

CHANGE IN UNITS:
Beginning units	3,782,136	-	6,209	-	226,421	202,528	668,747	324,034
Units purchased	536,779	4,049,831	2,397	6,210	33,836	51,803	119,748	552,348
Units redeemed	(1,458,941)	(267,695)	(2,363)	(1)	(27,578)	(27,910)	(239,573)	(207,635)

Ending units	2,859,974	3,782,136	6,243	6,209	232,679	226,421	548,922	668,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMIVZ		NVMLG2		NVMM2		NVMMG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$99,633	88,677	377,561	(130,504)	(124,388)	(1,892,524)	(1,948)	(2,201)
Realized gain (loss) on investments	217,595	248,430	(3,248,393)	(705,941)	-	-	(116,783)	5,254
Change in unrealized gain (loss) on investments	(769,309)	929	(2,838,379)	2,286,030	-	-	(59,270)	(51,827)
Reinvested capital gains	-	-	2,126,069	1,634,742	3,946	-	86,882	29,502

Net increase (decrease) in contract owners’ equity resulting from operations	(452,081)	338,036	(3,583,142)	3,084,327	(120,442)	(1,892,524)	(91,119)	(19,272)

Equity transactions:
Purchase payments received from contract owners (note 4)	261,007	198,243	947,411	245,840	40,289,684	33,930,265	71,929	196,375
Transfers between funds	(221,802)	982,562	3,071,354	474,453	107,367,970	(4,908,510)	35,071	1,598
Redemptions (notes 2, 3, and 4)	(488,577)	(370,734)	(1,658,581)	(1,192,791)	(69,913,508)	(48,505,744)	(18,451)	(39,158)
Adjustments to maintain reserves	(3)	(2)	41	(160)	(5,894)	23	(42,389)	43

Net equity transactions	(449,375)	810,069	2,360,225	(472,658)	77,738,252	(19,483,966)	46,160	158,858

Net change in contract owners’ equity	(901,456)	1,148,105	(1,222,917)	2,611,669	77,617,810	(21,376,490)	(44,959)	139,586
Contract owners’ equity at beginning of period	4,946,862	3,798,757	11,178,556	8,566,887	132,214,729	153,591,219	323,585	183,999

Contract owners’ equity at end of period	$4,045,406	4,946,862	9,955,639	11,178,556	209,832,539	132,214,729	278,626	323,585

CHANGE IN UNITS:
Beginning units	386,705	323,306	231,801	246,971	15,041,414	17,318,922	19,427	3,083
Units purchased	129,251	161,587	671,247	67,634	66,216,517	47,495,014	16,386	17,092
Units redeemed	(174,962)	(98,188)	(665,742)	(82,804)	(57,378,436)	(49,772,522)	(4,380)	(748)

Ending units	340,994	386,705	237,306	231,801	23,879,495	15,041,414	31,433	19,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMG2		NVMMV2		NVNMO1		NVNMO2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(122,959)	(219,310)	773	(45,979)	(44)	676	(35,279)	(42,971)
Realized gain (loss) on investments	(6,950,606)	2,501,059	930,024	293,305	(43,238)	789	102,208	143,550
Change in unrealized gain (loss) on investments	(2,174,752)	(5,300,951)	(1,866,989)	1,340,579	(54,724)	24,594	(1,440,600)	793,149
Reinvested capital gains	3,308,302	2,248,564	571,980	-	39,641	6,127	468,741	89,020

Net increase (decrease) in contract owners’ equity resulting from operations	(5,940,015)	(770,638)	(364,212)	1,587,905	(58,365)	32,186	(904,930)	982,748

Equity transactions:
Purchase payments received from contract owners (note 4)	310,999	2,766,057	377,172	704,126	63,705	420,230	118,319	318,850
Transfers between funds	(1,009,472)	492,595	(310,571)	1,107,653	(13,903)	(5,660)	(659,234)	11,655
Redemptions (notes 2, 3, and 4)	(1,068,987)	(1,787,654)	(1,291,077)	(1,318,797)	(124,651)	(3,009)	(97,148)	(430,874)
Adjustments to maintain reserves	(1,923)	61	880	51	(13,870)	2	(2)	(112)

Net equity transactions	(1,769,383)	1,471,059	(1,223,596)	493,033	(88,719)	411,563	(638,065)	(100,481)

Net change in contract owners’ equity	(7,709,398)	700,421	(1,587,808)	2,080,938	(147,084)	443,749	(1,542,995)	882,267
Contract owners’ equity at beginning of period	16,490,957	15,790,536	8,879,492	6,798,554	443,749	-	4,900,273	4,018,006

Contract owners’ equity at end of period	$8,781,559	16,490,957	7,291,684	8,879,492	296,665	443,749	3,357,278	4,900,273

CHANGE IN UNITS:
Beginning units	409,517	371,459	308,248	288,719	32,657	-	216,559	222,412
Units purchased	236,020	449,037	107,774	187,730	6,863	45,496	34,147	31,412
Units redeemed	(290,553)	(410,979)	(152,009)	(168,201)	(13,104)	(12,839)	(69,474)	(37,265)

Ending units	354,984	409,517	264,013	308,248	26,416	32,657	181,232	216,559

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNSR2		NVOLG2		NVRE2		NVSIX2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(7,795)	(11,234)	(85,760)	(139,009)	(7,255)	(12,739)	(124,810)	(155,046)
Realized gain (loss) on investments	(49,808)	38,131	652,806	808,714	392,288	716,317	(528,149)	(2,554,989)
Change in unrealized gain (loss) on investments	(402,783)	135,604	(6,015,219)	3,221,111	(4,315,314)	2,333,503	(15,293,016)	7,234,179
Reinvested capital gains	99,264	192,008	1,011,526	294,178	628,425	-	5,277,418	925,779

Net increase (decrease) in contract owners’ equity resulting from operations	(361,122)	354,509	(4,436,647)	4,184,994	(3,301,856)	3,037,081	(10,668,557)	5,449,923

Equity transactions:
Purchase payments received from contract owners (note 4)	131,464	172,107	703,541	2,196,574	653,405	779,800	2,543,072	6,793,925
Transfers between funds	(121,928)	89,702	(582,346)	(281,856)	(1,662,944)	2,514,259	429,539	(3,927,840)
Redemptions (notes 2, 3, and 4)	(263,712)	(23,105)	(935,664)	(1,818,807)	(982,744)	(744,411)	(2,928,973)	(2,350,168)
Adjustments to maintain reserves	(53,326)	2	409	10	1,288	(90)	15,901	52

Net equity transactions	(307,502)	238,706	(814,060)	95,921	(1,990,995)	2,549,558	59,539	515,969

Net change in contract owners’ equity	(668,624)	593,215	(5,250,707)	4,280,915	(5,292,851)	5,586,639	(10,609,018)	5,965,892
Contract owners’ equity at beginning of period	1,927,988	1,334,773	19,118,529	14,837,614	11,957,561	6,370,922	48,546,778	42,580,886

Contract owners’ equity at end of period	$1,259,364	1,927,988	13,867,822	19,118,529	6,664,710	11,957,561	37,937,760	48,546,778

CHANGE IN UNITS:
Beginning units	95,217	82,702	763,239	761,770	596,361	454,095	2,593,518	2,572,422
Units purchased	25,205	22,242	225,419	293,370	165,438	434,910	667,700	1,029,259
Units redeemed	(38,802)	(9,727)	(268,660)	(291,901)	(290,330)	(292,644)	(676,311)	(1,008,163)

Ending units	81,620	95,217	719,998	763,239	471,469	596,361	2,584,907	2,593,518

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVSTB2		NVTIV3		SAM		SCF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$107,714	(33,713)	11,317	5,854	(157)	(411)	(64,049)	(114,152)
Realized gain (loss) on investments	(991,543)	42,310	82,803	33,622	-	-	410,833	1,011,864
Change in unrealized gain (loss) on investments	(181,590)	(306,333)	(119,594)	51,743	-	-	(3,267,532)	1,019,529
Reinvested capital gains	-	-	-	-	1	-	1,330,123	83,843

Net increase (decrease) in contract owners’ equity resulting from operations	(1,065,419)	(297,736)	(25,474)	91,219	(156)	(411)	(1,590,625)	2,001,084

Equity transactions:
Purchase payments received from contract owners (note 4)	2,727,768	3,382,318	(1)	-	-	-	56,921	43,440
Transfers between funds	2,253,215	(2,304,108)	(26,547)	(394,724)	60,639	-	(271,972)	64,069
Redemptions (notes 2, 3, and 4)	(2,606,157)	(2,014,458)	(98,389)	(138,032)	(60,506)	(15)	(876,666)	(1,013,177)
Adjustments to maintain reserves	530	4	(14,471)	(28)	-	(5)	7,571	4

Net equity transactions	2,375,356	(936,244)	(139,408)	(532,784)	133	(20)	(1,084,146)	(905,664)

Net change in contract owners’ equity	1,309,937	(1,233,980)	(164,882)	(441,565)	(23)	(431)	(2,674,771)	1,095,420
Contract owners’ equity at beginning of period	15,715,417	16,949,397	616,056	1,057,621	31,310	31,741	8,137,448	7,042,028

Contract owners’ equity at end of period	$17,025,354	15,715,417	451,174	616,056	31,287	31,310	5,462,677	8,137,448

CHANGE IN UNITS:
Beginning units	1,535,194	1,641,171	54,229	101,653	3,511	3,513	356,480	398,382
Units purchased	1,017,694	1,191,022	1,767	1,404	6,823	-	59,235	124,050
Units redeemed	(754,404)	(1,296,999)	(13,319)	(48,828)	(6,825)	(2)	(117,168)	(165,952)

Ending units	1,798,484	1,535,194	42,677	54,229	3,509	3,511	298,547	356,480

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCF2		SCGF		SCGF2		SCVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(43,120)	(56,203)	(54,550)	(94,881)	(47,358)	(75,596)	(31,326)	(54,735)
Realized gain (loss) on investments	(571,261)	799,543	(172,180)	906,944	(1,247,481)	1,098,378	282,254	772,002
Change in unrealized gain (loss) on investments	(2,184,496)	199,824	(2,000,292)	(763,171)	(1,160,707)	(1,015,784)	(1,141,100)	88,025
Reinvested capital gains	1,481,404	58,039	564,401	504,776	685,840	563,307	426,685	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,317,473)	1,001,203	(1,662,621)	553,668	(1,769,706)	570,305	(463,487)	805,292

Equity transactions:
Purchase payments received from contract owners (note 4)	483,586	1,631,381	34,905	76,757	156,287	1,921,552	38,692	15,191
Transfers between funds	964,418	401,946	(287,705)	(1,050,728)	(1,275,409)	(61,362)	(89,475)	480,681
Redemptions (notes 2, 3, and 4)	(168,340)	(199,422)	(665,387)	(624,358)	(271,579)	(251,866)	(228,125)	(518,737)
Adjustments to maintain reserves	325	(35)	71	3	(1,705)	(102)	(127)	(23)

Net equity transactions	1,279,989	1,833,870	(918,116)	(1,598,326)	(1,392,406)	1,608,222	(279,035)	(22,888)

Net change in contract owners’ equity	(37,484)	2,835,073	(2,580,737)	(1,044,658)	(3,162,112)	2,178,527	(742,522)	782,404
Contract owners’ equity at beginning of period	6,115,948	3,280,875	5,481,214	6,525,872	6,650,001	4,471,474	3,391,780	2,609,376

Contract owners’ equity at end of period	$6,078,464	6,115,948	2,900,477	5,481,214	3,487,889	6,650,001	2,649,258	3,391,780

CHANGE IN UNITS:
Beginning units	294,839	203,616	207,812	269,724	307,642	224,995	197,125	197,758
Units purchased	274,156	282,095	30,825	98,374	138,445	426,794	32,514	149,648
Units redeemed	(202,679)	(190,872)	(77,430)	(160,286)	(211,229)	(344,147)	(50,330)	(150,281)

Ending units	366,316	294,839	161,207	207,812	234,858	307,642	179,309	197,125

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCVF2		TRF		TRF2		AMSRS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(31,380)	(46,182)	(5,735)	(15,341)	(4,584)	(11,534)	(17)	(14)
Realized gain (loss) on investments	14,936	1,385,756	49,229	78,580	37,172	17,584	(3,566)	-
Change in unrealized gain (loss) on investments	(895,418)	(364,978)	(401,108)	227,208	(578,215)	261,268	(4,153)	1,071
Reinvested capital gains	453,739	-	155,613	100,349	289,019	91,233	1,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	(458,123)	974,596	(202,001)	390,796	(256,608)	358,551	(6,408)	1,057

Equity transactions:
Purchase payments received from contract owners (note 4)	273,226	620,817	72	69,699	200,980	604,335	7,501	12,500
Transfers between funds	(724,717)	(854,072)	(332,257)	(123,644)	611,441	23,572	(21,994)	20,837
Redemptions (notes 2, 3, and 4)	(192,300)	(361,473)	(130,251)	(222,331)	(140,217)	(31,426)	(272)	(16)
Adjustments to maintain reserves	385	(73)	(29)	(141)	15,379	1	(3)	4

Net equity transactions	(643,406)	(594,801)	(462,465)	(276,417)	687,583	596,482	(14,768)	33,325

Net change in contract owners’ equity	(1,101,529)	379,795	(664,466)	114,379	430,975	955,033	(21,176)	34,382
Contract owners’ equity at beginning of period	3,535,806	3,156,011	2,126,930	2,012,551	2,336,290	1,381,257	34,382	-

Contract owners’ equity at end of period	$2,434,277	3,535,806	1,462,464	2,126,930	2,767,265	2,336,290	13,206	34,382

CHANGE IN UNITS:
Beginning units	222,320	258,015	91,888	104,470	114,266	81,166	3,311	-
Units purchased	115,771	254,513	3,225	23,016	73,028	64,251	855	3,312
Units redeemed	(159,857)	(290,208)	(25,158)	(35,598)	(37,308)	(31,151)	(2,601)	(1)

Ending units	178,234	222,320	69,955	91,888	149,986	114,266	1,565	3,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NBARMS		NOTBBA		PSTRBI		PMUBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(12,796)	(11,303)	39,952	(142,482)	-	-	59,636	29,198
Realized gain (loss) on investments	12,104	22,583	(1,288,448)	(926,784)	-	-	(57,847)	(9,505)
Change in unrealized gain (loss) on investments	(327,990)	101,391	(326,426)	539,113	-	-	(785,843)	(95,752)
Reinvested capital gains	179,878	80,947	-	-	-	-	447,133	64,693

Net increase (decrease) in contract owners’ equity resulting from operations	(148,804)	193,618	(1,574,922)	(530,153)	-	-	(336,921)	(11,366)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,694	66,097	35,483	48,116	461,246	-	103,436	779,919
Transfers between funds	(3,212)	444	(2,093,826)	(1,714,211)	-	-	199,416	1,080,185
Redemptions (notes 2, 3, and 4)	(42,445)	(21,472)	(1,640,526)	(2,668,229)	-	-	(374,372)	(1,053,827)
Adjustments to maintain reserves	149	(16)	(12,061)	(59)	(1)	-	(110)	(279)

Net equity transactions	(40,814)	45,053	(3,710,930)	(4,334,383)	461,245	-	(71,630)	805,998

Net change in contract owners’ equity	(189,618)	238,671	(5,285,852)	(4,864,536)	461,245	-	(408,551)	794,632
Contract owners’ equity at beginning of period	1,345,659	1,106,988	13,107,228	17,971,764	-	-	4,523,492	3,728,860

Contract owners’ equity at end of period	$1,156,041	1,345,659	7,821,376	13,107,228	461,245	-	4,114,941	4,523,492

CHANGE IN UNITS:
Beginning units	105,301	101,023	1,355,517	1,802,935	-	-	404,525	336,037
Units purchased	28,764	26,600	353,420	724,161	89,392	-	53,304	470,806
Units redeemed	(30,348)	(22,322)	(772,721)	(1,171,579)	(44,698)	-	(60,629)	(402,318)

Ending units	103,717	105,301	936,216	1,355,517	44,694	-	397,200	404,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVAAD		PMVEBD		PMVFAD		PMVFHI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$293,624	507,609	162,161	188,021	6,547	133,635	12,005	2,024
Realized gain (loss) on investments	(31,654)	60,611	(132,761)	33,953	(119,539)	18,200	(25,398)	(48)
Change in unrealized gain (loss) on investments	(1,345,324)	81,398	(950,806)	(460,874)	(433,826)	(412,278)	(79,462)	(8,677)
Reinvested capital gains	380,154	-	-	-	-	4,936	366	589

Net increase (decrease) in contract owners’ equity resulting from operations	(703,200)	649,618	(921,406)	(238,900)	(546,818)	(255,507)	(92,489)	(6,112)

Equity transactions:
Purchase payments received from contract owners (note 4)	327,606	210,115	124,620	444,732	185,454	523,940	629,475	618,175
Transfers between funds	(54,782)	1,351,609	(146,866)	(113,211)	(257,908)	434,285	(73,097)	3,859
Redemptions (notes 2, 3, and 4)	(452,561)	(1,082,069)	(411,296)	(583,528)	(207,767)	(192,073)	(118,306)	(2,895)
Adjustments to maintain reserves	63	32	80	(661)	160	(94)	25	(10)

Net equity transactions	(179,674)	479,687	(433,462)	(252,668)	(280,061)	766,058	438,097	619,129

Net change in contract owners’ equity	(882,874)	1,129,305	(1,354,868)	(491,568)	(826,879)	510,551	345,608	613,017
Contract owners’ equity at beginning of period	5,456,054	4,326,749	5,703,657	6,195,225	2,878,306	2,367,755	613,017	-

Contract owners’ equity at end of period	$4,573,180	5,456,054	4,348,789	5,703,657	2,051,427	2,878,306	958,625	613,017

CHANGE IN UNITS:
Beginning units	374,398	339,247	377,599	396,220	252,777	191,575	61,917	-
Units purchased	37,937	141,722	51,724	93,429	58,081	157,911	69,341	65,720
Units redeemed	(51,790)	(106,571)	(82,964)	(112,050)	(84,451)	(96,709)	(23,272)	(3,803)

Ending units	360,545	374,398	346,359	377,599	226,407	252,777	107,986	61,917

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFHV		PMVGBD		PMVHYD		PMVHYI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$12,920	17,617	(1,493)	92,959	173,353	284,270	46,861	16,333
Realized gain (loss) on investments	(119,451)	(10,207)	(58,798)	(18,621)	(516,379)	119,646	(56,176)	(24)
Change in unrealized gain (loss) on investments	(377,246)	(161,719)	(247,849)	(284,211)	(335,326)	(267,457)	(108,537)	(5,991)
Reinvested capital gains	1,551	34,313	28,531	42,247	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(482,226)	(119,996)	(279,609)	(167,626)	(678,352)	136,459	(117,852)	10,318

Equity transactions:
Purchase payments received from contract owners (note 4)	470,584	260,403	130,381	8,345	4,420	15,957	367,056	1,003,800
Transfers between funds	(89,181)	513,746	52,024	(869,671)	1,217,270	(2,707,640)	(298,583)	26,314
Redemptions (notes 2, 3, and 4)	(613,163)	(59,796)	(332,728)	(508,407)	(415,851)	(3,037,589)	(148,210)	(5,071)
Adjustments to maintain reserves	13	(75)	(57)	(165)	(56)	(333)	1	(4)

Net equity transactions	(231,747)	714,278	(150,380)	(1,369,898)	805,783	(5,729,605)	(79,736)	1,025,039

Net change in contract owners’ equity	(713,973)	594,282	(429,989)	(1,537,524)	127,431	(5,593,146)	(197,588)	1,035,357
Contract owners’ equity at beginning of period	4,225,023	3,630,741	2,216,754	3,754,278	5,275,870	10,869,016	1,035,357	-

Contract owners’ equity at end of period	$3,511,050	4,225,023	1,786,765	2,216,754	5,403,301	5,275,870	837,769	1,035,357

CHANGE IN UNITS:
Beginning units	386,668	322,091	193,570	311,056	317,292	661,036	98,111	-
Units purchased	114,604	114,077	32,699	61,029	306,617	570,161	37,499	125,383
Units redeemed	(139,382)	(49,500)	(48,523)	(178,515)	(258,392)	(913,905)	(46,926)	(27,272)

Ending units	361,890	386,668	177,746	193,570	365,517	317,292	88,684	98,111

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVII		PMVIV		PMVLAD		PMVLDI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$82,852	18,786	452,176	304,833	3,946	(159,359)	15,829	1,025
Realized gain (loss) on investments	(61,289)	(47)	(139,433)	139,183	(619,477)	78,820	(29,030)	(36)
Change in unrealized gain (loss) on investments	(193,882)	(13,223)	(2,001,714)	(315,224)	(434,203)	(289,335)	(50,275)	(6,486)
Reinvested capital gains	189	-	1,451	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(172,130)	5,516	(1,687,520)	128,792	(1,049,734)	(369,874)	(63,476)	(5,497)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,516,945	1,936,826	1,427,995	2,155,292	180,551	83,271	892,081	680,468
Transfers between funds	(183,593)	6,601	1,296,771	(181,268)	926,882	(203,272)	16,530	6,375
Redemptions (notes 2, 3, and 4)	(333,969)	(10,419)	(1,486,239)	(1,005,910)	(2,941,802)	(2,538,964)	(298,004)	(4,449)
Adjustments to maintain reserves	10	(6)	(12)	(841)	(168)	(217)	(19)	-

Net equity transactions	999,393	1,933,002	1,238,515	967,273	(1,834,537)	(2,659,182)	610,588	682,394

Net change in contract owners’ equity	827,263	1,938,518	(449,005)	1,096,065	(2,884,271)	(3,029,056)	547,112	676,897
Contract owners’ equity at beginning of period	1,938,518	-	18,688,883	17,592,818	14,141,862	17,170,918	676,897	-

Contract owners’ equity at end of period	$2,765,781	1,938,518	18,239,878	18,688,883	11,257,591	14,141,862	1,224,009	676,897

CHANGE IN UNITS:
Beginning units	185,959	-	1,594,554	1,515,055	1,438,705	1,710,033	68,289	-
Units purchased	162,977	204,066	728,893	512,780	809,977	625,028	159,055	82,741
Units redeemed	(60,635)	(18,107)	(611,586)	(433,281)	(1,013,182)	(896,356)	(96,115)	(14,452)

Ending units	288,301	185,959	1,711,861	1,594,554	1,235,500	1,438,705	131,229	68,289

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVRI		PMVRSD		PMVRSI		PMVSTA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$57,713	11,992	2,141,093	128,160	129,933	7,527	66,268	(14,368)
Realized gain (loss) on investments	(32,053)	40	737,378	78,064	19,158	285	(228,828)	91,054
Change in unrealized gain (loss) on investments	(134,566)	244	(2,908,522)	742,472	(127,688)	1,332	(31,515)	(231,679)
Reinvested capital gains	-	-	-	-	-	-	24,412	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,906)	12,276	(30,051)	948,696	21,403	9,144	(169,663)	(154,993)

Equity transactions:
Purchase payments received from contract owners (note 4)	285,789	814,680	741,277	215,707	386,371	439,128	6,333,081	6,565,269
Transfers between funds	(93,988)	(2,521)	2,541,876	1,643,896	(112,291)	(2,302)	(4,627,076)	(2,927,313)
Redemptions (notes 2, 3, and 4)	(115,701)	(6,562)	(802,727)	(218,934)	(126,210)	(3,739)	(699,399)	(452,632)
Adjustments to maintain reserves	27	(2)	541,660	16	762	(3)	(938)	(56)

Net equity transactions	76,127	805,595	3,022,086	1,640,685	148,632	433,084	1,005,668	3,185,268

Net change in contract owners’ equity	(32,779)	817,871	2,992,035	2,589,381	170,035	442,228	836,005	3,030,275
Contract owners’ equity at beginning of period	817,871	-	4,945,451	2,356,070	442,228	-	12,997,135	9,966,860

Contract owners’ equity at end of period	$785,092	817,871	7,937,486	4,945,451	612,263	442,228	13,833,140	12,997,135

CHANGE IN UNITS:
Beginning units	75,509	-	622,029	392,016	30,330	-	1,257,369	954,440
Units purchased	36,239	91,315	1,065,809	397,978	36,541	37,654	1,407,834	1,048,435
Units redeemed	(29,320)	(15,806)	(980,400)	(167,965)	(28,140)	(7,324)	(1,307,276)	(745,506)

Ending units	82,428	75,509	707,438	622,029	38,731	30,330	1,357,927	1,257,369

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVSTI		PMVTRD		PMVTRI		PNVCA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$17,954	1,924	-	129,062	42,807	7,740	151	-
Realized gain (loss) on investments	(7,863)	(57)	-	(1,443,669)	(77,439)	(642)	(340)	-
Change in unrealized gain (loss) on investments	(11,247)	(4,556)	-	(850,816)	(240,542)	(16,183)	(2,780)	-
Reinvested capital gains	2,199	-	-	1,327,788	-	3,391	2,952	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,043	(2,689)	-	(837,635)	(275,174)	(5,694)	(17)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	851,626	791,989	-	2,476,975	1,204,945	1,385,657	23,913	-
Transfers between funds	(69,688)	5,269	-	(31,746,977)	(58,597)	15,772	(1,253)	-
Redemptions (notes 2, 3, and 4)	(203,999)	(5,477)	-	(2,178,103)	(431,233)	(21,882)	(164)	-
Adjustments to maintain reserves	-	-	-	(1,031)	10	(6)	(2)	-

Net equity transactions	577,939	791,781	-	(31,449,136)	715,125	1,379,541	22,494	-

Net change in contract owners’ equity	578,982	789,092	-	(32,286,771)	439,951	1,373,847	22,477	-
Contract owners’ equity at beginning of period	789,092	-	-	32,286,771	1,373,847	-	-	-

Contract owners’ equity at end of period	$1,368,074	789,092	-	-	1,813,798	1,373,847	22,477	-

CHANGE IN UNITS:
Beginning units	78,986	-	-	2,566,206	137,885	-	-	-
Units purchased	130,946	98,300	-	891,200	156,295	173,879	2,732	-
Units redeemed	(72,527)	(19,314)	-	(3,457,406)	(81,307)	(35,994)	(174)	-

Ending units	137,405	78,986	-	-	212,873	137,885	2,558	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PNVCB1		PNVDI1		PNVMC1		PNVSC1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,198	-	1,046	-	(255)	(78)	-	-
Realized gain (loss) on investments	(1,295)	-	(2,408)	-	(31,406)	106	-	-
Change in unrealized gain (loss) on investments	(3,236)	-	(5,455)	-	(37,118)	5,026	4	-
Reinvested capital gains	497	-	4,046	-	21,710	2,374	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,836)	-	(2,771)	-	(47,069)	7,428	4	-

Equity transactions:
Purchase payments received from contract owners (note 4)	96,999	-	50,434	-	104,701	141,871	5,000	-
Transfers between funds	(5,298)	-	(4,231)	-	(2,589)	(907)	-	-
Redemptions (notes 2, 3, and 4)	(630)	-	(1,201)	-	(2,304)	(298)	-	-
Adjustments to maintain reserves	30	-	157	-	311	(2)	3	-

Net equity transactions	91,101	-	45,159	-	100,119	140,664	5,003	-

Net change in contract owners’ equity	88,265	-	42,388	-	53,050	148,092	5,007	-
Contract owners’ equity at beginning of period	-	-	-	-	148,092	-	-	-

Contract owners’ equity at end of period	$88,265	-	42,388	-	201,142	148,092	5,007	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	11,527	-	-	-
Units purchased	10,815	-	6,066	-	10,394	11,623	582	-
Units redeemed	(728)	-	(953)	-	(1,523)	(96)	-	-

Ending units	10,087	-	5,113	-	20,398	11,527	582	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PNVST1		PROA30		PROAHY		PROBIO
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$93	-	(5,652)	(24,262)	68,747	140,812	(55,083)	(76,268)
Realized gain (loss) on investments	(212)	-	(381,510)	(448,709)	(713,390)	2,624	(1,084,972)	764,568
Change in unrealized gain (loss) on investments	(116)	-	(13,904)	(139,032)	(25,980)	(269,809)	(43,319)	(52,127)
Reinvested capital gains	15	-	131,521	242,116	-	-	675,997	31,120

Net increase (decrease) in contract owners’ equity resulting from operations	(220)	-	(269,545)	(369,887)	(670,623)	(126,373)	(507,377)	667,293

Equity transactions:
Purchase payments received from contract owners (note 4)	3,875	-	(25,841)	7,731	14,129	28,993	21,954	65,324
Transfers between funds	8,866	-	(323,096)	324,832	(1,356,335)	(902,490)	(468,859)	(209,147)
Redemptions (notes 2, 3, and 4)	(137)	-	(13,171)	(87,167)	(642,324)	(1,247,401)	(462,179)	(705,233)
Adjustments to maintain reserves	(6)	-	18,812	(57)	(58)	(62)	(4,262)	27

Net equity transactions	12,598	-	(343,296)	245,339	(1,984,588)	(2,120,960)	(913,346)	(849,029)

Net change in contract owners’ equity	12,378	-	(612,841)	(124,548)	(2,655,211)	(2,247,333)	(1,420,723)	(181,736)
Contract owners’ equity at beginning of period	-	-	1,214,974	1,339,522	5,432,217	7,679,550	5,142,538	5,324,274

Contract owners’ equity at end of period	$12,378	-	602,133	1,214,974	2,777,006	5,432,217	3,721,815	5,142,538

CHANGE IN UNITS:
Beginning units	-	-	97,682	86,278	341,738	479,034	133,613	158,339
Units purchased	2,409	-	2,029,767	1,644,327	991,940	1,261,548	204,867	135,574
Units redeemed	(1,128)	-	(2,062,628)	(1,632,923)	(1,140,465)	(1,398,844)	(232,510)	(160,300)

Ending units	1,281	-	64,821	97,682	193,213	341,738	105,970	133,613

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROBL		PROBM		PROBNK		PROBR
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(42,977)	(77,347)	(13,545)	(19,383)	(47,601)	(11,517)	(9,734)	(20,092)
Realized gain (loss) on investments	(806,242)	848,627	(124,471)	350,969	(2,916,045)	479,971	54,885	(220,712)
Change in unrealized gain (loss) on investments	(172,970)	(81,516)	(72,952)	(72,870)	(18,849)	(165,627)	4,688	2,232
Reinvested capital gains	335,828	253,708	12,697	55,167	-	-	-	2,645

Net increase (decrease) in contract owners’ equity resulting from operations	(686,361)	943,472	(198,271)	313,883	(2,982,495)	302,827	49,839	(235,927)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,407	79,129	6,257	35,523	785	69,424	-	24,157
Transfers between funds	2,288,490	(1,439,232)	(499,758)	302,689	2,310,062	881,843	118,932	199,482
Redemptions (notes 2, 3, and 4)	(234,793)	(533,656)	(167,102)	(477,462)	(224,014)	(271,926)	(9,375)	(42,541)
Adjustments to maintain reserves	590	(135)	317	(46)	7,115	(64)	(111)	(12)

Net equity transactions	2,068,694	(1,893,894)	(660,286)	(139,296)	2,093,948	679,277	109,446	181,086

Net change in contract owners’ equity	1,382,333	(950,422)	(858,557)	174,587	(888,547)	982,104	159,285	(54,841)
Contract owners’ equity at beginning of period	3,918,523	4,868,945	1,516,509	1,341,922	1,788,345	806,241	106,711	161,552

Contract owners’ equity at end of period	$5,300,856	3,918,523	657,952	1,516,509	899,798	1,788,345	265,996	106,711

CHANGE IN UNITS:
Beginning units	116,173	180,015	98,175	108,885	76,839	46,220	90,477	104,573
Units purchased	802,770	700,944	344,942	468,507	1,372,366	468,487	4,815,699	5,030,178
Units redeemed	(715,891)	(764,786)	(395,536)	(479,217)	(1,400,099)	(437,868)	(4,702,165)	(5,044,274)

Ending units	203,052	116,173	47,581	98,175	49,106	76,839	204,011	90,477

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROCG		PROCS		PROE30		PROEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(40,646)	(36,468)	(32,599)	(51,578)	(2,084)	(9,313)	(9,867)	(28,394)
Realized gain (loss) on investments	(479,574)	656,381	(744,639)	(130,278)	(197,735)	449,397	(241,161)	(70,761)
Change in unrealized gain (loss) on investments	(582,264)	(227,568)	(194,644)	205,038	5,970	(117,181)	26,199	(257,312)
Reinvested capital gains	111,244	169,153	22,787	304,968	53,336	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(991,240)	561,498	(949,095)	328,150	(140,513)	322,903	(224,829)	(356,467)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,054	53,826	5,768	14,002	1,806	56,580	2,554	1,341
Transfers between funds	(839,218)	1,087,569	(404,116)	(246,458)	(207,614)	265,569	457,473	(458,823)
Redemptions (notes 2, 3, and 4)	(357,571)	(810,806)	(230,120)	(432,535)	(101,456)	(260,140)	(87,682)	(138,605)
Adjustments to maintain reserves	2,390	(127)	71	(139)	590	(77)	112	(74)

Net equity transactions	(1,172,345)	330,462	(628,397)	(665,130)	(306,674)	61,932	372,457	(596,161)

Net change in contract owners’ equity	(2,163,585)	891,960	(1,577,492)	(336,980)	(447,187)	384,835	147,628	(952,628)
Contract owners’ equity at beginning of period	4,536,766	3,644,806	3,502,672	3,839,652	1,714,860	1,330,025	1,487,338	2,439,966

Contract owners’ equity at end of period	$2,373,181	4,536,766	1,925,180	3,502,672	1,267,673	1,714,860	1,634,966	1,487,338

CHANGE IN UNITS:
Beginning units	160,777	152,990	95,707	114,259	123,331	117,813	153,589	204,674
Units purchased	179,264	183,960	112,276	76,103	420,214	260,732	911,109	972,290
Units redeemed	(226,737)	(176,173)	(130,025)	(94,655)	(443,409)	(255,214)	(858,591)	(1,023,375)

Ending units	113,304	160,777	77,958	95,707	100,136	123,331	206,107	153,589

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROFIN		PROGVP		PROHC		PROIND
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(36,728)	(42,067)	(3,977)	(9,641)	(100,462)	(116,031)	(41,308)	(62,591)
Realized gain (loss) on investments	(397,346)	451,968	(143,407)	(184,538)	(359,493)	364,137	(650,802)	648,818
Change in unrealized gain (loss) on investments	(119,900)	158,434	(11,042)	30,016	(602,391)	525,192	33,335	(274,621)
Reinvested capital gains	30,441	265,712	-	92,249	361,322	631,615	42,153	253,135

Net increase (decrease) in contract owners’ equity resulting from operations	(523,533)	834,047	(158,426)	(71,914)	(701,024)	1,404,913	(616,622)	564,741

Equity transactions:
Purchase payments received from contract owners (note 4)	19,605	85,751	-	2,107	33,006	85,338	25,562	44,309
Transfers between funds	(1,202,734)	1,594,018	(141,568)	(607,003)	(629,835)	(220,584)	167,809	659,281
Redemptions (notes 2, 3, and 4)	(436,016)	(679,826)	(86,907)	(124,894)	(1,062,695)	(1,045,829)	(532,839)	(694,845)
Adjustments to maintain reserves	8,234	4	101	(68)	299	(73)	2,861	(11)

Net equity transactions	(1,610,911)	999,947	(228,374)	(729,858)	(1,659,225)	(1,181,148)	(336,607)	8,734

Net change in contract owners’ equity	(2,134,444)	1,833,994	(386,800)	(801,772)	(2,360,249)	223,765	(953,229)	573,475
Contract owners’ equity at beginning of period	4,046,025	2,212,031	505,981	1,307,753	8,566,055	8,342,290	3,848,810	3,275,335

Contract owners’ equity at end of period	$1,911,581	4,046,025	119,181	505,981	6,205,806	8,566,055	2,895,581	3,848,810

CHANGE IN UNITS:
Beginning units	152,928	107,645	27,246	64,348	242,111	283,042	141,052	137,088
Units purchased	200,485	332,722	384,516	283,487	270,389	145,498	367,628	289,558
Units redeemed	(266,654)	(287,439)	(400,389)	(320,589)	(323,180)	(186,429)	(381,480)	(285,594)

Ending units	86,759	152,928	11,373	27,246	189,320	242,111	127,200	141,052

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROINT		PROJP		PRON		PRONET
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(6,234)	(9,818)	(11,727)	(15,510)	(111,965)	(189,592)	(53,334)	(112,387)
Realized gain (loss) on investments	(103,758)	123,851	(121,606)	22,598	(3,548,269)	1,860,879	(4,034,636)	898,552
Change in unrealized gain (loss) on investments	(8,198)	(69,129)	(42,293)	(139,686)	(1,434,742)	(1,244,505)	142,204	(1,698,697)
Reinvested capital gains	20,734	-	49,353	145,669	1,454,056	2,154,002	1,263,818	1,276,738

Net increase (decrease) in contract owners’ equity resulting from operations	(97,456)	44,904	(126,273)	13,071	(3,640,920)	2,580,784	(2,681,948)	364,206

Equity transactions:
Purchase payments received from contract owners (note 4)	100	9,167	16,727	41,551	17,144	27,327	6,598	33,633
Transfers between funds	237,323	(157,479)	(166,875)	20,645	(2,446,169)	(4,771,194)	(794,326)	(1,155,116)
Redemptions (notes 2, 3, and 4)	(41,837)	(88,203)	(80,084)	(159,088)	(938,748)	(1,352,868)	(252,634)	(763,111)
Adjustments to maintain reserves	(6)	(53)	(698)	(25)	(14,077)	42	9,580	(68)

Net equity transactions	195,580	(236,568)	(230,930)	(96,917)	(3,381,850)	(6,096,693)	(1,030,782)	(1,884,662)

Net change in contract owners’ equity	98,124	(191,664)	(357,203)	(83,846)	(7,022,770)	(3,515,909)	(3,712,730)	(1,520,456)
Contract owners’ equity at beginning of period	556,197	747,861	1,013,166	1,097,012	11,962,342	15,478,251	6,429,929	7,950,385

Contract owners’ equity at end of period	$654,321	556,197	655,963	1,013,166	4,939,572	11,962,342	2,717,199	6,429,929

CHANGE IN UNITS:
Beginning units	40,929	59,105	54,142	60,367	197,031	311,445	141,414	180,824
Units purchased	261,657	152,445	324,133	301,672	346,066	216,480	199,548	104,957
Units redeemed	(243,565)	(170,621)	(338,759)	(307,897)	(418,249)	(330,894)	(228,476)	(144,367)

Ending units	59,021	40,929	39,516	54,142	124,848	197,031	112,486	141,414

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROOG		PROPHR		PROPM		PRORE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(19,453)	18,404	(18,299)	(17,390)	(42,192)	(47,478)	-	(33,074)
Realized gain (loss) on investments	2,412,918	1,321,737	(170,790)	196,151	(506,412)	(676,016)	(13)	611,042
Change in unrealized gain (loss) on investments	431,364	38,773	(37,101)	(75,869)	137,574	352,820	-	(28,837)
Reinvested capital gains	-	-	77,902	20,783	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,824,829	1,378,914	(148,288)	123,675	(411,030)	(370,674)	(13)	549,131

Equity transactions:
Purchase payments received from contract owners (note 4)	81,764	7,358	910	39,679	17,843	2,126	-	20,613
Transfers between funds	2,278,923	179,764	(8,806)	87,257	496,380	(619,762)	13	(2,275,235)
Redemptions (notes 2, 3, and 4)	(728,633)	(244,515)	(323,445)	(149,497)	(245,342)	(309,304)	-	(293,533)
Adjustments to maintain reserves	(2,195)	20	13	(79)	162	(87)	-	4

Net equity transactions	1,629,859	(57,373)	(331,328)	(22,640)	269,043	(927,027)	13	(2,548,151)

Net change in contract owners’ equity	4,454,688	1,321,541	(479,616)	101,035	(141,987)	(1,297,701)	-	(1,999,020)
Contract owners’ equity at beginning of period	4,036,576	2,715,035	1,617,000	1,515,965	2,621,749	3,919,450	-	1,999,020

Contract owners’ equity at end of period	$8,491,264	4,036,576	1,137,384	1,617,000	2,479,762	2,621,749	-	-

CHANGE IN UNITS:
Beginning units	466,095	473,384	69,790	71,865	581,754	780,670	-	132,130
Units purchased	1,705,136	1,575,103	235,150	97,165	2,743,924	1,989,416	121	367,390
Units redeemed	(1,551,000)	(1,582,392)	(251,557)	(99,240)	(2,700,618)	(2,188,332)	(121)	(499,520)

Ending units	620,231	466,095	53,383	69,790	625,060	581,754	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PRORRO		PROSCN		PROSEM		PROSIN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(36,997)	(3,307)	(63,048)	(86,954)	(3,701)	(305)	(4,542)	(864)
Realized gain (loss) on investments	747,259	22,114	(1,507,138)	1,317,311	(28,541)	(14,019)	51,587	(7,297)
Change in unrealized gain (loss) on investments	382,297	(7,969)	(1,235,906)	680,406	169	(47)	2,168	(1,578)
Reinvested capital gains	-	-	221,655	421,043	656	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,092,559	10,838	(2,584,437)	2,331,806	(31,417)	(14,371)	49,213	(9,739)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	38	10,512	4,282	(7)	-	38	16
Transfers between funds	2,754,435	(114,103)	(1,691,113)	1,509,521	53,823	6,232	96,082	(20,622)
Redemptions (notes 2, 3, and 4)	(269,308)	(31,081)	(327,461)	(499,164)	(9,939)	(11,590)	(64,631)	(10,741)
Adjustments to maintain reserves	(534,873)	(20)	332	(61)	(8,086)	(16)	(1,184)	(9)

Net equity transactions	1,950,254	(145,166)	(2,007,730)	1,014,578	35,791	(5,374)	30,305	(31,356)

Net change in contract owners’ equity	3,042,813	(134,328)	(4,592,167)	3,346,384	4,374	(19,745)	79,518	(41,095)
Contract owners’ equity at beginning of period	132,364	266,692	7,304,880	3,958,496	9,065	28,810	50,673	91,768

Contract owners’ equity at end of period	$3,175,177	132,364	2,712,713	7,304,880	13,439	9,065	130,191	50,673

CHANGE IN UNITS:
Beginning units	71,120	144,436	115,218	91,570	3,048	10,455	21,044	32,696
Units purchased	3,208,412	677,949	197,439	193,180	2,422,088	831,871	3,011,869	283,437
Units redeemed	(2,835,523)	(751,265)	(243,442)	(169,532)	(2,420,841)	(839,278)	(2,982,581)	(295,089)

Ending units	444,009	71,120	69,215	115,218	4,295	3,048	50,332	21,044

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROSN		PROTEC		PROTEL		PROUN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(10,131)	(526)	(125,132)	(181,439)	(37)	(1,723)	(114,231)	(553,309)
Realized gain (loss) on investments	164,929	(2,806)	(847,676)	2,267,995	(56,052)	102,984	(4,529,256)	5,087,601
Change in unrealized gain (loss) on investments	1,587	293	(4,677,352)	137,329	(21,563)	(26,507)	(10,916,471)	2,028,704
Reinvested capital gains	-	463	1,500,987	1,006,138	-	-	2,197,834	10,844,891

Net increase (decrease) in contract owners’ equity resulting from operations	156,385	(2,576)	(4,149,173)	3,230,023	(77,652)	74,754	(13,362,124)	17,407,887

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(129)	21,406	100,371	102	226	72,639	1,406
Transfers between funds	407	37,026	(2,141,982)	(1,587,622)	(169,513)	219,393	(31,361,250)	(2,658,858)
Redemptions (notes 2, 3, and 4)	(12,297)	(9,048)	(776,441)	(1,733,068)	(64,459)	(326,216)	(890,604)	(6,890,678)
Adjustments to maintain reserves	3,951	(7)	74	4	(12)	(42)	108,976	4,518

Net equity transactions	(7,939)	27,842	(2,896,943)	(3,220,315)	(233,882)	(106,639)	(32,070,239)	(9,543,612)

Net change in contract owners’ equity	148,446	25,266	(7,046,116)	9,708	(311,534)	(31,885)	(45,432,363)	7,864,275
Contract owners’ equity at beginning of period	30,662	5,396	12,755,692	12,745,984	492,145	524,030	48,276,770	40,412,495

Contract owners’ equity at end of period	$179,108	30,662	5,709,576	12,755,692	180,611	492,145	2,844,407	48,276,770

CHANGE IN UNITS:
Beginning units	58,292	7,470	228,315	302,431	31,850	39,573	159,065	200,292
Units purchased	11,015,039	3,077,097	109,472	170,477	143,417	120,747	102,551	44,214
Units redeemed	(10,823,803)	(3,026,275)	(176,174)	(244,593)	(160,108)	(128,470)	(236,794)	(85,441)

Ending units	249,528	58,292	161,613	228,315	15,159	31,850	24,822	159,065

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROUSN		PROUTL		PVEIB		PVEIIA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(7,352)	(1,464)	(24,062)	2,154	40,891	(7,605)	915	-
Realized gain (loss) on investments	(52,793)	(74,637)	269,649	7,181	170,343	196,092	(13,607)	-
Change in unrealized gain (loss) on investments	38,026	(1,383)	(438,374)	476,907	(2,249,589)	2,356,339	5,583	2
Reinvested capital gains	-	7,047	41,101	-	1,389,224	485,777	7,120	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,119)	(70,437)	(151,686)	486,242	(649,131)	3,030,603	11	2

Equity transactions:
Purchase payments received from contract owners (note 4)	(573)	263	106,584	19,860	1,876,922	3,099,543	431,256	7,571
Transfers between funds	722,206	45,899	141,290	593,736	1,992,685	685,268	5,931	-
Redemptions (notes 2, 3, and 4)	(10,472)	(3,111)	(443,264)	(299,445)	(1,504,802)	(640,977)	(15,647)	-
Adjustments to maintain reserves	(229)	(5)	257	(161)	485	(140)	1,155	6

Net equity transactions	710,932	43,046	(195,133)	313,990	2,365,290	3,143,694	422,695	7,577

Net change in contract owners’ equity	688,813	(27,391)	(346,819)	800,232	1,716,159	6,174,297	422,706	7,579
Contract owners’ equity at beginning of period	101,424	128,815	4,434,465	3,634,233	17,019,299	10,845,002	7,579	-

Contract owners’ equity at end of period	$790,237	101,424	4,087,646	4,434,465	18,735,458	17,019,299	430,285	7,579

CHANGE IN UNITS:
Beginning units	4,316,879	3,064,367	196,953	183,766	895,184	718,106	751	-
Units purchased	146,219,347	127,564,598	391,327	217,267	401,098	330,320	48,128	751
Units redeemed	(129,297,688)	(126,312,086)	(402,616)	(204,080)	(266,536)	(153,242)	(4,827)	-

Ending units	21,238,538	4,316,879	185,664	196,953	1,029,746	895,184	44,052	751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVIGIB		PVTIGB		TRBCGP		TRHS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,876	965	1,822	(1,346)	(14,284)	(6,438)	(309,841)	(325,006)
Realized gain (loss) on investments	(38,015)	(3,022)	(80,536)	(1,740)	(2,042,122)	8,052	903,412	1,318,258
Change in unrealized gain (loss) on investments	(92,556)	10,340	2,788	(1,006)	(305,677)	(524,522)	(5,404,850)	115,975
Reinvested capital gains	30,077	4,615	30,800	-	175,680	572,528	461,013	1,947,744

Net increase (decrease) in contract owners’ equity resulting from operations	(93,618)	12,898	(45,126)	(4,092)	(2,186,403)	49,620	(4,350,266)	3,056,971

Equity transactions:
Purchase payments received from contract owners (note 4)	100,908	669,625	130,262	179,971	1,064,549	4,865,031	2,138,899	5,605,144
Transfers between funds	119,899	155,367	(134,719)	34,287	(566,690)	580,608	656,161	(471,236)
Redemptions (notes 2, 3, and 4)	(14,713)	(9,405)	(8,794)	(1,887)	(433,482)	(30,789)	(1,993,409)	(1,651,805)
Adjustments to maintain reserves	(14)	(23)	1,832	7	(6,716)	(11)	17,274	(23)

Net equity transactions	206,080	815,564	(11,419)	212,378	57,661	5,414,839	818,925	3,482,080

Net change in contract owners’ equity	112,462	828,462	(56,545)	208,286	(2,128,742)	5,464,459	(3,531,341)	6,539,051
Contract owners’ equity at beginning of period	828,516	54	208,286	-	5,464,459	-	30,937,267	24,398,216

Contract owners’ equity at end of period	$940,978	828,516	151,741	208,286	3,335,717	5,464,459	27,405,926	30,937,267

CHANGE IN UNITS:
Beginning units	53,965	4	20,720	-	452,603	-	1,681,087	1,479,758
Units purchased	41,088	118,672	21,120	31,186	227,655	593,120	646,755	644,436
Units redeemed	(28,534)	(64,711)	(23,943)	(10,466)	(229,377)	(140,517)	(600,919)	(443,107)

Ending units	66,519	53,965	17,897	20,720	450,881	452,603	1,726,923	1,681,087

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRLT1		VEEMS		VVGGS		VWEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,275	7	(10,252)	(1,681)	(64,651)	551,438	-	-
Realized gain (loss) on investments	(1,623)	-	(412,136)	5,617	(965,061)	(374,670)	-	-
Change in unrealized gain (loss) on investments	(6,053)	(101)	(204,849)	(182,594)	57,844	(1,008,095)	16	-
Reinvested capital gains	526	76	149,911	23,672	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,875)	(18)	(477,326)	(154,986)	(971,868)	(831,327)	16	-

Equity transactions:
Purchase payments received from contract owners (note 4)	146,964	12,500	72,042	193,904	324,720	278,710	1,500	-
Transfers between funds	180,714	-	378,785	115,655	17,715	1,862,924	-	-
Redemptions (notes 2, 3, and 4)	(3,506)	-	(28,059)	(17,249)	(284,675)	(515,652)	-	-
Adjustments to maintain reserves	(4)	3	(54)	(2)	7,483	(119)	-	-

Net equity transactions	324,168	12,503	422,714	292,308	65,243	1,625,863	1,500	-

Net change in contract owners’ equity	320,293	12,485	(54,612)	137,322	(906,625)	794,536	1,516	-
Contract owners’ equity at beginning of period	12,485	-	788,068	650,746	5,503,659	4,709,123	-	-

Contract owners’ equity at end of period	$332,778	12,485	733,456	788,068	4,597,034	5,503,659	1,516	-

CHANGE IN UNITS:
Beginning units	1,252	-	78,885	56,522	389,322	282,879	-	-
Units purchased	35,400	1,252	178,565	53,878	213,284	313,087	220	-
Units redeemed	(1,578)	-	(158,924)	(31,515)	(223,069)	(206,644)	-	-

Ending units	35,074	1,252	98,526	78,885	379,537	389,322	220	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWHA		VWHAS		VVEI		VVHGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,288)	(36,862)	31,509	(73,446)	7,953	(65)	58,282	(1,970)
Realized gain (loss) on investments	737,030	123,449	1,908,391	592,467	(66,252)	(3)	(83,036)	(1,997)
Change in unrealized gain (loss) on investments	(510,190)	399,946	(1,578,285)	809,268	29,310	4,342	(521,602)	(23,761)
Reinvested capital gains	-	-	-	-	42,680	-	24,907	934

Net increase (decrease) in contract owners’ equity resulting from operations	224,552	486,533	361,615	1,328,289	13,691	4,274	(521,449)	(26,794)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,692	3,176	117,664	801,515	889,844	169,872	1,076,746	3,362,629
Transfers between funds	17,956,459	(112,790)	(747,170)	242,780	(115,430)	-	67,823	85,563
Redemptions (notes 2, 3, and 4)	(426,376)	(450,936)	(778,074)	(462,594)	(62,179)	(69)	(415,820)	(13,358)
Adjustments to maintain reserves	2,940	(4)	(659)	(56)	3,854	(1)	(3)	(5)

Net equity transactions	17,545,715	(560,554)	(1,408,239)	581,645	716,089	169,802	728,746	3,434,829

Net change in contract owners’ equity	17,770,267	(74,021)	(1,046,624)	1,909,934	729,780	174,076	207,297	3,408,035
Contract owners’ equity at beginning of period	3,012,912	3,086,933	9,847,758	7,937,824	174,076	-	3,408,035	-

Contract owners’ equity at end of period	$20,783,179	3,012,912	8,801,134	9,847,758	903,856	174,076	3,615,332	3,408,035

CHANGE IN UNITS:
Beginning units	461,618	553,456	960,317	908,643	16,879	-	344,801	-
Units purchased	2,758,853	250,902	391,060	500,272	92,858	16,886	170,626	493,925
Units redeemed	(314,642)	(342,740)	(547,570)	(448,598)	(21,203)	(7)	(92,512)	(149,124)

Ending units	2,905,829	461,618	803,807	960,317	88,534	16,879	422,915	344,801

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVI		VVMCI		VVSTC		VVTISI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$22,175	(2,725)	12,337	(1,610)	41,782	(3,503)	72,440	(3,006)
Realized gain (loss) on investments	(433,204)	(87)	(81,936)	7,467	(106,778)	102	(118,509)	(104)
Change in unrealized gain (loss) on investments	(918,064)	(110,417)	(434,947)	78,501	(174,128)	(19,550)	(512,964)	(6,836)
Reinvested capital gains	459,344	-	171,283	1,701	26,195	21	86,239	174

Net increase (decrease) in contract owners’ equity resulting from operations	(869,749)	(113,229)	(333,263)	86,059	(212,929)	(22,930)	(472,794)	(9,772)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,220,534	2,169,055	1,389,849	1,500,283	1,671,645	2,918,281	1,218,509	2,520,230
Transfers between funds	167,865	42,781	(158,706)	(31,164)	1,002,866	19,150	661,555	39,614
Redemptions (notes 2, 3, and 4)	(383,931)	(6,847)	(176,463)	(4,659)	(1,016,969)	(13,124)	(422,254)	(11,404)
Adjustments to maintain reserves	(3,157)	4	(13)	(14)	(14)	(1)	35	(6)

Net equity transactions	2,001,311	2,204,993	1,054,667	1,464,446	1,657,528	2,924,306	1,457,845	2,548,434

Net change in contract owners’ equity	1,131,562	2,091,764	721,404	1,550,505	1,444,599	2,901,376	985,051	2,538,662
Contract owners’ equity at beginning of period	2,091,764	-	1,550,505	-	2,901,376	-	2,538,662	-

Contract owners’ equity at end of period	$3,223,326	2,091,764	2,271,909	1,550,505	4,345,975	2,901,376	3,523,713	2,538,662

CHANGE IN UNITS:
Beginning units	190,494	-	115,256	-	290,454	-	214,590	-
Units purchased	426,083	275,242	187,203	156,535	372,928	411,522	218,769	266,814
Units redeemed	(195,087)	(84,748)	(93,752)	(41,279)	(200,363)	(121,068)	(77,495)	(52,224)

Ending units	421,490	190,494	208,707	115,256	463,019	290,454	355,864	214,590

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVTSM		VRVDRA		NO7TB		GVHQFA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$33,316	(3,956)	(11,819)	(16,806)	6,292	(8,581)	(12,241)	(42,959)
Realized gain (loss) on investments	(80,870)	10,906	519,597	140,797	(204,477)	76,952	(29,362)	(2,640)
Change in unrealized gain (loss) on investments	(970,900)	238,527	(2,167,060)	1,419,748	(88,966)	24,308	11,173	(1,588)
Reinvested capital gains	239,413	1,921	110,713	91,026	212,601	10,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(779,041)	247,398	(1,548,569)	1,634,765	(74,550)	103,431	(30,430)	(47,187)

Equity transactions:
Purchase payments received from contract owners (note 4)	920,561	3,442,342	331,591	507,598	9,151	647	117,683	396,304
Transfers between funds	28,866	22,968	(643,495)	940,496	(598,584)	40,930	(4,310,668)	793,489
Redemptions (notes 2, 3, and 4)	(402,077)	(18,562)	(502,303)	(167,907)	(15,097)	(351,766)	(144,706)	(335,083)
Adjustments to maintain reserves	44	3	(1,708)	(72)	3,112	(21)	80	(49)

Net equity transactions	547,394	3,446,751	(815,915)	1,280,115	(601,418)	(310,210)	(4,337,611)	854,661

Net change in contract owners’ equity	(231,647)	3,694,149	(2,364,484)	2,914,880	(675,968)	(206,779)	(4,368,041)	807,474
Contract owners’ equity at beginning of period	3,694,149	-	6,191,338	3,276,458	675,968	882,747	4,368,041	3,560,567

Contract owners’ equity at end of period	$3,462,502	3,694,149	3,826,854	6,191,338	-	675,968	-	4,368,041

CHANGE IN UNITS:
Beginning units	273,616	-	407,114	311,492	53,242	78,364	452,506	362,589
Units purchased	145,890	414,907	180,722	219,538	3,600	3,812	41,844	149,946
Units redeemed	(99,449)	(141,291)	(243,580)	(123,916)	(56,842)	(28,934)	(494,350)	(60,029)

Ending units	320,057	273,616	344,256	407,114	-	53,242	-	452,506

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)*

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)*

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)

Hartford MidCap HLS Fund - Class IA (HTMCIA)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)*
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
NORTHERN LIGHTS
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
PGIM INVESTMENTS
Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)*
Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
PRINCIPAL INVESTORS
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)
PRO FUNDS
ProFund VP Asia 30 (PROA30)
ProFund Access VP High Yield Fund (PROAHY)
ProFund VP Biotechnology (PROBIO)
ProFund VP Bull (PROBL)
ProFund VP Basic Materials (PROBM)
ProFund VP Banks (PROBNK)
ProFund VP Bear (PROBR)
ProFund VP Consumer Goods (PROCG)
ProFund VP Consumer Services (PROCS)
ProFund VP Europe 30 (PROE30)
ProFund VP Emerging Markets (PROEM)
ProFund VP Financials (PROFIN)
ProFund VP U.S. Government Plus (PROGVP)
ProFund VP Health Care (PROHC)
ProFund VP Industrials (PROIND)
ProFund VP International (PROINT)
ProFund VP Japan (PROJP)
ProFund VP NASDAQ-100 (PRON)
ProFund VP Internet (PRONET)
ProFund VP Oil & Gas (PROOG)
ProFund VP Pharmaceuticals (PROPHR)
ProFund VP Precious Metals (PROPM)
ProFund VP Real Estate (PRORE)*
ProFund VP Rising Rates Opportunity (PRORRO)
ProFund VP Semiconductor (PROSCN)
ProFund VP Short Emerging Markets (PROSEM)
ProFund VP Short International (PROSIN)
ProFund VP Short NASDAQ-100 (PROSN)
ProFund VP Technology (PROTEC)
ProFund VP Telecommunications (PROTEL)
ProFund VP UltraNASDAQ-100 (PROUN)
ProFund VP UltraShort NASDAQ-100 (PROUSN)
ProFund VP Utilities (PROUTL)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2022, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)	1/14/2021
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	1/14/2021
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	1/14/2021
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)	2/12/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	2/12/2021
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)	2/12/2021
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)	2/12/2021
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	2/12/2021
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)	3/12/2021
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)	3/12/2021
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)	3/12/2021
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)	3/12/2021
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	3/12/2021
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)	4/15/2021
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)	4/15/2021
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)	4/15/2021
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/15/2021
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)	4/15/2021
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)	4/15/2021
Vanguard Variable Insurance Fund - International Portfolio (VVI)	4/15/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	4/22/2021
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)	4/22/2021
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)	4/22/2021
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)	4/23/2021
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)	4/23/2021
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)	4/30/2021
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	4/30/2021
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)	5/5/2021
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)	5/5/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	5/5/2021
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)	5/5/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)	5/12/2021
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)	5/12/2021

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)	5/12/2021
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)	5/12/2021
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)	5/12/2021
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)	5/12/2021
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	5/14/2021
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)	5/20/2021
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)	5/20/2021
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)	5/20/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)	5/20/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)	5/24/2021
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)	5/24/2021
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	5/25/2021
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)	5/25/2021
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)	5/26/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)	5/26/2021
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)	5/28/2021
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)	5/28/2021
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)	6/1/2021
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)	6/1/2021
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	6/11/2021
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)	6/18/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)	6/28/2021
Hartford MidCap HLS Fund - Class IA (HTMCIA)	7/1/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)	7/26/2021
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)	7/28/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	11/2/2021
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	11/12/2021
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)	11/17/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	11/17/2021
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	11/18/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)	11/18/2021
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)	11/18/2021
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	11/18/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)	11/18/2021
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	11/19/2021
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	11/19/2021
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)	12/1/2021
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)	12/1/2021
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)	12/3/2021
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	12/6/2021
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)	12/6/2021
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)	12/6/2021
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)	12/6/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)	12/6/2021
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)	12/20/2021
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)	12/30/2021
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)	12/30/2021
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	1/18/2022
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)	2/9/2022
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)	2/15/2022
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	2/16/2022
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	3/11/2022
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	3/11/2022
Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)	3/21/2022
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)	3/24/2022
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)	3/24/2022
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)	3/30/2022
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)	4/6/2022
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)	4/21/2022

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)	4/21/2022
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	4/21/2022
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)	4/21/2022
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)	4/21/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	5/16/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)	5/17/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)	5/17/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)	5/17/2022
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)	5/18/2022
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)	6/9/2022
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)	6/16/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	6/29/2022
Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)	7/25/2022
MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)	12/7/2022
Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)	12/23/2022
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)	12/23/2022
Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)	12/30/2022
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)		4/29/2022
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)		12/13/2022

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVBWB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B	5/1/2022

BRVTR1	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class I	5/1/2022

DWVEMD	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class	Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class	5/1/2022

DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022

RSRF	Rydex Variable Trust - Guggenheim Long Short Equity Fund	Guggenheim Variable Fund - Long Short Equity Fund	5/1/2022

RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022

RVMFU	Rydex Variable Trust - Global Managed Futures Fund	Guggenheim Variable Fund - Global Managed Futures Strategy	5/1/2022

AVIE2	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares	Invesco - Invesco V.I. International Growth Fund: Series II Shares	5/1/2022

SBVSG2	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II	Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II	5/1/2022

NVMIG6	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	7/18/2022

VEEMS	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S	VanEck VIP Trust - Emerging Markets Fund: Class S	5/1/2022

VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022

VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022

VWHAS	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S	VanEck VIP Trust - Global Resources Fund: Class S	5/1/2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $2,092,807 and $1,552,045, respectively, and total transfers from the Separate Account to the fixed account were $2,086,235 and $1,628,184, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$100,241	$72,505
ALVGIA	54,739	13,496
ALVIVB	158,036	68,835
ALVSVA	17,792	536
AASCO	30,500	12,957
WFVSG1	279,186	100,320
AAEIP3	1,746,787	1,619,320
ARLPE3	1,805,608	2,101,833
ACVGI	468,556	345,104
ACVI	75,070	3,471
ACVIG	3,146,984	2,519,922
ACVIP1	1,274,136	258,341
ACVIP2	46,997,405	47,155,602
ACVMV2	3,519,453	1,793,337
ACVU1	408,526	167,287
ACVV	3,360,955	2,386,452
ACVV2	4,172,723	3,509,864
AFGC	817,181	632,588
AFGF	2,933,086	1,540,301
AMVBA1	2,207,208	1,197,213
AMVBC4	55,542,880	44,708,963
AMVCB4	23,323,628	25,248,258
AMVGS4	10,126,883	8,198,173
AMVGV2	1,551,211	1,119,314
AMVI4	13,282,242	11,857,285
AMVIG1	1,073,366	1,913,210
AMVM1	657,761	621,670
AMVNW1	1,503,422	1,089,189
AMVNW4	21,880,556	20,573,258
PIHYB2	133,890	131,478
PIVFI	137,664	14,591
BRVDA3	389,218	408,319
BRVED3	3,476,803	2,959,768
BRVEDI	1,158,092	662,623
BRVHY3	6,175,151	8,535,648
BRVHYI	802,720	227,363
BRVMMI	311,468	100,287
BRVSII	744,039	249,353
BRVTR1	298,555	7,928
BRVTR3	2,239,939	5,368,991
MLVGA3	1,192,438	3,771,503
DCAP	13,399	1,230
DSRG	7,472	360
DVMCSS	2,500,503	1,239,603
CVN1II	65,086	203
SASP5I	16,595,810	11,696,224
CLSCV1	419,247	327,715
CLVAB1	116,164	33,896
CLVDC1	119	91,495

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

CLVEM1	602,855	416,649
CLVHY1	34,103	157
CLVHY2	10,555,935	11,858,075
CLVIB1	85,632	28,847
CLVLD1	252,538	312,169
CLVLG1	522,716	749,633
CLVLV1	1,814,202	1,694,128
CLVPB1	30,312	28,075
CLVSE1	134,895	50,398
CLVTB1	108,203	2,497
CSCRS	2,530,778	3,015,086
CSCRS2	680,255	543,598
DWVEMD	652,769	592,485
DWVSVS	14,412,074	14,195,315
DWVSVT	14,022	99
DFVIV	1,668,058	1,303,945
ETVFR	34,117,506	31,744,718
FHIB	137,082	38,774
FQB	87,813	21,617
FVUS2	752,220	455,195
FAM2	515,057	588,955
FB2	15,020,207	19,668,516
FC2	6,245,284	3,540,597
FEI2	9,062,829	9,396,571
FEIP	425,885	209,070
FEMS2	10,369,759	9,799,911
FG2	11,892,132	12,733,786
FGI2	5,637,140	5,333,960
FHI2	5,437,768	5,860,539
FICAP	229,266	71,563
FIGBP	1,583,003	338,787
FIGBP2	3,617,740	4,336,254
FIP	5,391,880	4,344,557
FMCP	308,127	62,837
FMMP	3,069,303	2,738,660
FNRS2	11,935,716	8,738,608
FRESS2	7,266,227	7,447,369
FVIII	2,354,274	1,549,090
FVP	1,785,757	1,042,747
FVSII	460,936	282,040
FVSIS2	17,747,489	18,307,309
FVSS2	2,141,214	1,257,358
FEOVF	1,804,187	1,121,701
FTVFA2	459,259	1,216,491
FTVGI2	460,927	2,357,106
FTVIS2	9,214,165	9,538,668
FTVMD2	1,337,876	2,102,362
GVGMNS	658,064	680,766
GVMSAS	2,695,358	1,286,184
GVFRB	2,107,459	3,590,347
RAF	13,737,978	12,297,114
RBF	2,615,187	2,454,441
RBKF	2,470,334	2,793,913
RBMF	2,110,851	2,155,325
RCPF	3,832,456	4,073,934
RELF	749,098	3,116,157
RENF	23,493,711	25,618,228
RESF	7,638,169	6,754,449
RFSF	2,948,697	2,714,684
RHCF	5,361,160	5,614,751

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

RHYS	466,020	519,905
RINF	1,876,184	1,693,038
RJNF	17,085,523	17,043,345
RLCE	1,109,358	1,177,671
RLCJ	7,480,076	7,569,804
RLF	181,329	810,366
RMED	925,479	1,206,612
RMEK	3,022,968	4,504,507
RNF	10,169,482	14,032,011
ROF	8,522,682	12,578,606
RPMF	4,345,435	4,979,365
RREF	4,169,684	5,548,577
RRF	615,942	575,079
RSRF	766,192	968,510
RTEC	2,012,887	4,132,959
RTEL	398,875	388,449
RTF	112,552,094	112,468,599
RTRF	1,975,173	2,036,476
RUF	7,864,907	7,554,696
RUGB	11,932,971	10,982,880
RUTL	51,577,953	44,750,383
RVARS	922,524	1,098,677
RVCMD	6,028,707	5,712,517
RVF	11,679,873	43,812,844
RVIDD	7,661,282	9,436,619
RVIMC	2,601,482	2,545,358
RVISC	7,598,096	7,088,814
RVLCG	5,825,153	9,410,468
RVLCV	21,019,092	18,455,557
RVLDD	12,735,170	8,962,346
RVMCG	3,539,847	3,809,669
RVMCV	10,089,159	9,644,395
RVMFU	1,670,815	2,054,999
RVSCG	3,658,697	3,756,605
RVSCV	9,041,435	9,344,114
RVSDL	10,518,871	10,605,526
RVWDL	4,666,514	3,634,532
HTDEIA	676,909	530,312
HTMCIA	165,516	115,625
AVIE2	2,356,545	2,086,205
IVBRA2	6,449,758	6,551,901
IVEW52	18,744,768	18,917,527
IVEW5I	336,331	106,711
OVAG	277,591	139,398
OVGSS	4,126,338	2,318,952
OVIG	734,960	519,957
OVSC	212,487	69,303
OVSCS	2,560,153	1,116,751
WRASP	1,074,494	2,176,430
WRENG	628,446	848,242
JPIGA2	2,825,102	2,686,792
JPIIB2	2,229,714	2,248,893
JPMMV1	2,727,418	2,268,234
JPSCE1	433,321	187,270
OGBDP	8,696,227	7,438,775
OGDEP	4,645,219	2,376,512
JABS	4,835,461	4,099,313
JAFBS	731,972	937,773
JAGTS	13,200,764	11,726,295
JAMGS	4,710,547	2,160,640

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

LZREMI	350,139	305,754
LZREMS	4,185,066	5,602,332
LPVAI	487,113	504,668
LPVCA2	4,840,977	4,843,186
LPVCII	1,768,432	1,177,874
LPVCMI	115,721	46,166
LPWHY2	4,065,060	5,371,463
SBVI	1,558,461	1,700,978
SBVSG2	11,576,089	13,021,847
LOVSDC	10,539,791	6,796,680
LOVTRC	5,453,993	2,227,350
MNCPS2	8,715,542	8,845,805
MNHCBI	1,012,684	477,434
MNVFRI	1,257,664	1,041,775
MNWLGI	4,097	1
M3GRES	1,141,095	646,373
MEGS	122,804	32,723
MV2CBI	15,507	13,521
MV2RII	67,854	21,275
MV2RIS	1,816,855	1,491,940
MV3MVI	170,619	138,382
MV3MVS	13,052,738	11,793,680
MVBRES	3,720,819	3,689,693
MVFIC	1,293,789	1,848,590
MVGTAS	1,059,952	1,137,461
MVIGIC	373,743	165,717
MVIGSC	3,841,330	3,255,759
MVITSI	98,730	113,276
MVIVSC	33,042,772	32,292,170
MVUSC	10,899,610	7,954,429
MGRFV	6,555,802	5,846,462
MSEMB	1,298,175	1,400,096
MSGI2	1,322,125	1,650,939
MSVEG2	24,560,448	13,409,497
MSVEM	231,327	23,195
MSVGT2	201,785	176,226
VKVGR2	1,491,539	2,309,302
DTRTFB	1,476,233	822,078
EIF2	6,158,537	3,057,875
GBF	1,268,504	1,825,747
GBF2	2,576,050	3,727,898
GEM	1,372,677	1,945,029
GEM2	2,626,371	2,364,628
GVAAA2	12,762,056	14,281,851
GVABD2	2,075,571	2,127,804
GVAGG2	3,598,235	5,070,136
GVAGI2	6,396,989	5,339,045
GVAGR2	17,064,978	9,398,218
GVDMA	11,077,281	6,469,890
GVDMC	4,258,893	6,830,629
GVEX1	267,181,210	61,578,678
GVIDA	2,365,803	1,900,282
GVIDC	3,906,200	5,247,707
GVIDM	21,300,482	9,010,590
HIBF	1,083,233	730,590
IDPG2	1,068,930	256,136
IDPGI2	476,435	553,790
MCIF	28,926,955	15,984,675
MSBF	2,291,242	2,522,359
NAMAA2	3,158,786	1,373,103

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NAMGI2	525,149	444,100
NCPG2	1,089,203	1,177,008
NCPGI2	240,838	169,734
NDESY	422,003	2,633
NIFY	599,312	3,158
NJMMA2	2,038,440	1,258,187
NLCGY	1,516,275	20,606
NUSTLY	768,952	4,330
NVAMV2	362,011	288,142
NVAMVZ	20,948,215	18,846,885
NVBX	4,078,642	5,273,364
NVCBD2	574,397	1,215,957
NVCCA2	918,882	1,851,328
NVCCN2	4,482,039	7,169,917
NVCMA2	676,522	724,567
NVCMC2	1,618,308	1,266,388
NVCMD2	1,353,290	2,906,990
NVCRA2	518,059	998,253
NVCRB2	1,304,891	2,397,380
NVDBL2	3,734,374	1,444,766
NVDCA2	6,856,404	2,005,425
NVFIII	1,251,202	932,352
NVGEII	1,382,731	1,158,129
NVIE6	658,696	1,051,645
NVIX	5,464,827	3,587,414
NVLCPP	3,263,503	10,906,823
NVLCPY	101,114	97,132
NVMGA2	218,584	178,727
NVMIG6	1,390,122	3,586,812
NVMIVZ	1,165,429	1,515,124
NVMLG2	32,410,860	27,546,972
NVMM2	512,886,129	435,268,534
NVMMG1	447,430	316,271
NVMMG2	8,014,351	6,598,329
NVMMV2	2,847,037	3,497,800
NVNMO1	453,120	502,227
NVNMO2	1,101,660	1,306,337
NVNSR2	1,589,923	1,805,937
NVOLG2	3,793,398	3,681,677
NVRE2	2,244,068	3,613,868
NVSIX2	10,696,245	5,484,022
NVSTB2	23,907,372	21,424,257
NVTIV3	470,590	598,706
SAM	152,882	152,902
SCF	2,223,572	2,041,600
SCF2	5,631,874	2,913,627
SCGF	1,091,766	1,499,996
SCGF2	2,394,326	3,148,328
SCVF	858,087	741,660
SCVF2	1,821,079	2,042,144
TRF	181,206	493,832
TRF2	1,465,965	493,934
AMSRS	9,009	22,463
NBARMS	391,607	265,355
NOTBBA	13,255,700	16,926,716
PSTRBI	461,246	-
PMUBA	975,415	540,245
PMVAAD	1,073,554	579,395
PMVEBD	468,277	739,571
PMVFAD	343,201	616,701

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PMVFHI	659,230	208,693
PMVFHV	689,921	907,222
PMVGBD	377,488	500,889
PMVHYD	4,836,129	3,856,985
PMVHYI	398,657	431,536
PMVII	1,607,346	524,914
PMVIV	5,681,208	3,989,009
PMVLAD	7,028,487	8,858,992
PMVLDI	1,018,838	392,337
PMVRI	392,449	258,611
PMVRSD	12,602,316	7,463,637
PMVRSI	594,133	315,564
PMVSTA	9,026,820	7,930,390
PMVSTI	909,172	311,005
PMVTRD	-	2
PMVTRI	1,219,872	461,938
PNVCA1	27,898	2,296
PNVCB1	116,672	23,872
PNVDI1	88,019	37,766
PNVMC1	338,301	216,727
PNVSC1	5,000	-
PNVST1	39,482	26,771
PROA30	16,852,725	17,070,165
PROAHY	13,971,340	15,887,220
PROBIO	6,571,932	6,864,360
PROBL	19,647,687	17,286,180
PROBM	4,380,149	5,041,326
PROBNK	33,451,829	31,405,486
PROBR	5,879,135	5,779,422
PROCG	3,769,587	4,871,479
PROCS	2,775,430	3,413,744
PROE30	5,178,809	5,434,288
PROEM	6,606,405	6,243,855
PROFIN	4,170,754	5,787,917
PROGVP	5,442,908	5,675,305
PROHC	7,800,084	9,198,426
PROIND	7,301,549	7,637,274
PROINT	2,670,650	2,460,611
PROJP	5,336,721	5,530,060
PRON	12,977,991	15,017,487
PRONET	6,607,077	6,427,410
PROOG	15,665,992	14,055,520
PROPHR	4,635,341	4,907,161
PROPM	9,849,665	9,622,857
PRORE	2,375	2,363
PRORRO	8,657,635	6,767,490
PROSCN	7,952,933	9,802,078
PROSEM	6,851,824	6,819,086
PROSIN	7,371,470	7,345,710
PROSN	6,424,794	6,442,852
PROTEC	5,195,708	6,716,599
PROTEL	1,866,802	2,100,758
PROUN	16,633,844	46,620,184
PROUSN	4,727,462	4,023,877
PROUTL	7,127,934	7,306,119
PVEIB	6,226,441	2,431,137
PVEIIA	596,834	166,095
PVIGIB	541,360	298,328
PVTIGB	432,003	410,781
TRBCGP	6,037,903	5,818,850

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

TRHS2	6,718,839	5,748,699
TRLT1	398,853	70,880
VEEMS	1,672,397	1,110,011
VVGGS	2,170,948	2,170,405
VWEM	1,500	-
VWHA	19,605,804	2,062,317
VWHAS	3,198,614	4,575,387
VVEI	1,418,187	651,469
VVHGB	1,412,045	600,111
VVI	3,022,997	540,160
VVMCI	1,608,992	370,715
VVSTC	3,023,441	1,297,935
VVTISI	2,052,733	436,214
VVTSM	1,380,957	560,828
VRVDRA	1,618,200	2,335,250
GVHQFA	381,856	4,731,788
NO7TB	878,504	1,261,064

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)
2022	0.45%	to	1.80%	43,027	$16.63	to	$14.18	$646,320	3.17%	-19.53%	to	-20.62%
2021	0.65%	to	1.80%	46,826	20.23	to	17.86	881,223	0.26%	12.63%	to	11.32%
2020	0.65%	to	1.80%	49,893	17.96	to	16.05	839,838	2.16%	8.54%	to	7.29%
2019	0.65%	to	1.80%	44,543	16.55	to	14.96	692,419	2.33%	17.43%	to	16.08%
2018	0.65%	to	1.80%	55,028	14.09	to	12.89	734,394	1.72%	-7.02%	to	-8.10%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.35%			8,055	9.75			78,567	1.39%	-4.53%
2021	0.35%			4,912	10.22			50,182	0.00%	2.16%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.65%	to	1.90%	46,516	8.55	to	8.06	386,258	4.53%	-14.35%	to	-15.43%
2021	0.65%	to	1.90%	36,750	9.98	to	9.53	359,002	1.61%	10.13%	to	8.75%
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
2019	0.85%	to	1.65%	31,874	8.90	to	8.78	282,059	0.99%	15.80%	to	14.86%
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.35%			1,702	8.53			14,518	1.08%	-15.92%			****
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2022	0.35%			1,664	7.05			11,729	0.00%	-29.51%			****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)
2022	0.30%	to	0.35%	73,604	6.71	to	6.70	493,514	0.00%	-34.50%	to	-34.53%
2021	0.30%	to	0.35%	59,470	10.24			608,995	0.00%	2.43%	to	2.38%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2022	0.45%	to	1.95%	430,473	11.42	to	9.94	4,545,718	4.17%	16.80%	to	15.04%
2021	0.45%	to	1.95%	437,123	9.78	to	8.64	3,972,933	2.70%	37.15%	to	35.09%
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
2019	0.45%	to	2.10%	283,039	9.56	to	8.63	2,553,861	1.43%	19.87%	to	17.88%
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2022	0.45%	to	1.95%	76,479	15.53	to	13.72	1,110,264	11.28%	-29.23%	to	-30.29%
2021	0.45%	to	2.10%	107,419	21.94	to	19.47	2,216,508	4.46%	23.38%	to	21.33%
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%
2019	0.45%	to	2.45%	225,654	16.35	to	14.73	3,516,030	0.00%	39.21%	to	36.41%
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
2022	0.30%	to	0.35%	114,516	9.30	to	9.29	1,064,161	0.00%	-31.49%	to	-31.52%
2021	0.30%	to	0.35%	117,540	13.57	to	13.56	1,594,814	0.00%	27.01%	to	26.95%
2020	0.35%			80	10.68			855	0.00%	6.85%			****
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.35%			10,434	7.26			75,745	1.44%	-25.02%
2021	0.35%			3,653	9.68			35,367	0.00%	-3.18%			****
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.45%	to	2.20%	562,230	17.16	to	14.98	8,964,623	1.71%	-13.13%	to	-14.65%
2021	0.45%	to	2.20%	687,683	19.76	to	17.56	12,744,725	1.03%	23.09%	to	20.93%
2020	0.45%	to	2.50%	743,771	16.05	to	14.27	11,290,167	1.91%	11.31%	to	9.01%
2019	0.45%	to	2.50%	881,696	14.42	to	13.09	12,121,930	2.04%	23.39%	to	20.85%
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2022	0.30%	to	0.35%	106,617	8.81	to	8.80	938,589	5.92%	-13.14%	to	-13.18%
2021	0.35%			3,579	10.14			36,287	1.25%	1.39%			****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.45%	to	1.95%	1,515,094	11.69	to	9.79	16,273,486	5.99%	-13.47%	to	-14.77%
2021	0.45%	to	2.15%	1,652,915	13.50	to	11.24	20,507,712	3.26%	5.79%	to	3.98%
2020	0.45%	to	2.35%	1,095,603	12.76	to	10.60	12,936,024	1.37%	9.06%	to	6.98%
2019	0.45%	to	2.50%	954,812	11.70	to	9.77	10,377,629	2.28%	8.41%	to	6.18%
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2022	0.85%	to	1.65%	217,519	15.53	to	15.20	3,344,375	2.16%	-2.22%	to	-3.01%
2021	1.00%	to	1.65%	136,116	15.84	to	15.67	2,146,966	1.37%	21.79%	to	20.99%
2020	1.00%	to	1.30%	23,374	13.01	to	12.98	303,957	0.89%	30.09%	to	29.83%	****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	0.35%	to	1.60%	106,695	6.74	to	20.76	2,081,824	0.00%	-32.61%	to	-33.46%
2021	1.15%	to	1.60%	95,856	32.16	to	31.20	3,068,316	0.00%	21.74%	to	21.19%
2020	1.15%	to	1.60%	105,437	26.42	to	25.74	2,772,461	0.00%	48.13%	to	47.46%
2019	1.15%	to	1.60%	94,417	17.83	to	17.46	1,677,590	0.00%	33.03%	to	32.43%
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	0.45%	to	2.10%	585,732	17.47	to	15.37	9,508,871	2.08%	0.09%	to	-1.56%
2021	0.45%	to	2.15%	574,186	17.45	to	15.56	9,407,513	1.74%	23.95%	to	21.83%
2020	0.45%	to	2.35%	601,194	14.08	to	12.62	8,008,596	2.11%	0.52%	to	-1.40%
2019	0.45%	to	2.35%	939,561	14.01	to	12.80	12,549,070	2.12%	26.46%	to	24.05%
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2022	1.00%	to	1.65%	186,434	15.99	to	15.71	2,971,054	2.01%	-0.69%	to	-1.34%
2021	0.85%	to	1.65%	168,674	16.14	to	15.92	2,711,764	1.70%	23.22%	to	22.23%
2020	1.00%	to	1.30%	11,665	13.08	to	13.06	152,605	4.58%	30.85%	to	30.58%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2022	0.35%			52,268	9.01			471,141	4.27%	-11.06%
2021	0.35%			35,368	10.13			358,443	1.86%	1.35%			****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2022	0.30%	to	0.35%	189,443	6.84	to	6.83	1,294,553	0.83%	-29.97%	to	-30.00%
2021	0.30%	to	0.35%	39,074	9.76			381,451	0.15%	-2.37%	to	-2.38%	****
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)
2022	0.35%			181,391	8.85			1,605,712	4.04%	-12.57%
2021	0.35%			78,036	10.12			790,076	3.22%	1.25%			****
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.85%	to	1.65%	2,346,136	17.42	to	16.40	40,100,304	1.76%	-9.46%	to	-10.19%
2021	0.85%	to	1.65%	2,284,772	19.24	to	18.26	43,227,206	1.34%	26.43%	to	25.41%
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
2019	0.85%	to	1.65%	1,821,436	14.15	to	13.65	25,472,818	1.97%	20.01%	to	19.04%
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2022	0.45%	to	1.95%	1,349,337	13.16	to	11.63	16,732,703	2.47%	-7.79%	to	-9.18%
2021	0.45%	to	2.15%	1,543,177	14.28	to	12.63	20,883,727	2.54%	14.17%	to	12.22%
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
2019	0.45%	to	2.40%	1,657,696	12.07	to	10.90	19,193,960	2.75%	17.09%	to	14.80%
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2022	0.45%	to	1.95%	394,439	16.39	to	14.15	5,999,386	0.00%	-30.01%	to	-31.06%
2021	0.45%	to	2.10%	412,454	23.41	to	20.25	9,016,392	0.00%	5.95%	to	4.19%
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
2019	0.45%	to	2.45%	385,784	17.16	to	14.98	6,256,665	0.01%	30.65%	to	28.03%
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2022	1.00%	to	1.65%	39,676	9.51	to	9.46	376,898	1.94%	-4.95%	to	-5.36%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2022	0.85%	to	1.65%	913,396	10.75	to	10.11	9,623,870	1.54%	-21.69%	to	-22.32%
2021	0.85%	to	1.65%	930,701	13.72	to	13.02	12,573,067	2.37%	-2.55%	to	-3.33%
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
2019	0.85%	to	1.65%	754,038	12.49	to	12.05	9,312,886	1.32%	21.63%	to	20.64%
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)
2022	0.35%			538	8.50			4,572	0.04%	-15.30%
2021	0.30%	to	0.35%	102,392	10.04	to	10.03	1,027,367	3.60%	0.36%	to	0.33%	****
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)
2022	0.35%			41,674	8.98			374,168	1.40%	-10.07%
2021	0.35%			38,556	9.98			384,938	1.19%	-0.67%			****
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
2022	0.30%	to	0.35%	134,009	7.78	to	7.77	1,041,489	1.70%	-22.09%	to	-22.13%
2021	0.30%	to	0.35%	96,965	9.98			967,765	1.32%	-0.17%	to	-0.20%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2022	0.85%	to	1.65%	1,277,759	13.15	to	12.37	16,560,247	1.10%	-22.91%	to	-23.53%
2021	0.85%	to	1.65%	1,315,142	17.05	to	16.18	22,173,380	0.67%	3.74%	to	2.90%
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
2019	0.85%	to	1.65%	998,477	13.45	to	12.97	13,313,802	0.81%	27.72%	to	26.69%
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2022	0.95%	to	1.40%	8,172	23.20	to	14.07	119,024	4.85%	-12.69%	to	-12.66%
2021	0.95%	to	1.40%	8,316	26.57	to	16.10	138,689	4.89%	4.02%	to	3.97%
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
2019	0.95%	to	1.60%	10,180	25.40	to	15.11	161,435	4.67%	12.97%	to	12.46%
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)
2022	0.35%			13,483	8.23			111,002	1.04%	-17.67%			****
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2022	0.45%	to	1.90%	180,137	14.00	to	12.42	2,360,524	1.92%	-15.42%	to	-16.65%
2021	0.45%	to	1.90%	182,273	16.55	to	14.90	2,838,700	1.54%	11.20%	to	9.58%
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
2019	0.45%	to	1.95%	167,237	13.07	to	12.09	2,074,392	3.29%	20.68%	to	18.86%
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2022	0.45%	to	1.95%	333,039	17.91	to	16.18	5,670,557	1.45%	-4.54%	to	-5.97%
2021	0.45%	to	1.95%	354,131	18.76	to	17.21	6,366,169	1.30%	19.76%	to	17.95%
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
2019	0.45%	to	2.35%	485,001	15.19	to	14.15	7,148,385	1.82%	26.89%	to	24.47%
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)
2022	0.30%	to	0.35%	207,121	12.46	to	12.45	2,578,956	1.71%	-4.13%	to	-4.18%
2021	0.30%	to	0.35%	193,695	13.00	to	12.99	2,516,738	1.31%	20.18%	to	20.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2022	0.85%	to	1.65%	1,334,926	11.95	to	11.25	15,626,560	4.99%	-11.32%	to	-12.04%
2021	0.85%	to	1.65%	1,569,508	13.48	to	12.79	20,789,903	4.34%	4.33%	to	3.49%
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
2019	0.85%	to	1.65%	1,346,768	12.18	to	11.74	16,199,858	5.18%	13.89%	to	12.97%
2018	0.85%	to	1.65%	817,280	10.69	to	10.39	8,639,549	5.14%	-3.72%	to	-4.50%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2022	0.30%	to	0.35%	145,234	9.59	to	9.58	1,390,932	5.08%	-10.62%	to	-10.66%
2021	0.30%	to	0.35%	93,268	10.72			999,815	2.65%	5.02%	to	4.97%	****
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)
2022	0.30%	to	0.35%	38,768	10.08	to	10.07	390,521	1.61%	1.08%	to	1.03%
2021	0.30%	to	0.35%	17,989	9.97			179,337	0.00%	-0.27%	to	-0.31%	****
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)
2022	0.30%	to	0.35%	117,396	10.51	to	10.50	1,232,795	1.27%	-20.70%	to	-20.74%
2021	0.30%	to	0.35%	74,333	13.25			984,617	2.20%	14.23%	to	14.17%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
2022	0.35%			34,667	8.56			296,666	2.10%	-14.36%
2021	0.35%			2,781	9.99			27,790	0.00%	-0.07%			****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2022	0.45%	to	2.15%	1,087,478	9.89	to	8.82	10,259,991	1.90%	-14.66%	to	-16.12%
2021	0.45%	to	2.15%	1,411,456	11.59	to	10.51	15,725,527	1.38%	-2.13%	to	-3.80%
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
2019	0.45%	to	2.35%	693,390	10.96	to	10.21	7,383,581	2.59%	8.66%	to	6.58%
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2022	0.45%	to	1.95%	1,359,733	17.14	to	14.15	20,911,234	0.00%	-16.45%	to	-17.71%
2021	0.45%	to	2.10%	1,518,940	20.52	to	16.88	28,164,743	0.82%	5.94%	to	4.18%
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
2019	0.45%	to	2.35%	1,769,137	16.12	to	13.38	26,037,150	1.25%	17.23%	to	14.99%
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2022	0.35%			1,330	8.69			11,562	0.70%	-13.07%			****
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.35%			755	7.90			5,963	0.55%	-23.14%			****
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2022	0.45%	to	1.95%	565,476	16.01	to	14.03	8,491,543	0.45%	-14.67%	to	-15.95%
2021	0.45%	to	2.15%	624,257	18.76	to	16.44	11,066,183	0.44%	25.00%	to	22.86%
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
2019	0.45%	to	2.50%	639,086	13.98	to	12.42	8,543,209	0.39%	19.32%	to	16.86%
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I (CVN1II)
2022	0.35%			6,358	8.38			53,293	0.24%	-16.18%	to	-16.18%	****
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2022	0.30%	to	0.35%	1,029,341	11.10	to	11.09	11,419,450	1.27%	-18.36%	to	-18.40%
2021	0.30%	to	0.35%	634,116	13.60	to	13.59	8,620,266	0.66%	28.29%	to	28.22%	****
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
2022	0.30%	to	0.35%	27,980	9.16			256,298	0.71%	-8.97%	to	-9.01%
2021	0.30%	to	0.35%	28,366	10.07	to	10.06	285,497	0.30%	0.67%	to	0.63%	****
Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)
2022	0.35%			8,879	8.64			76,678	3.09%	-13.64%			****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)
2021	0.30%	to	0.35%	8,689	11.54	to	11.53	100,218	0.00%	15.35%	to	15.32%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)
2022	0.30%	to	0.35%	59,340	5.76	to	5.75	341,605	0.00%	-33.10%	to	-33.13%
2021	0.30%	to	0.35%	47,094	8.61			405,356	0.00%	-13.90%	to	-13.94%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)
2022	0.35%			3,664	9.14			33,504	1.94%	-8.56%			****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2022	0.45%	to	1.90%	334,252	11.16	to	10.27	3,580,773	4.36%	-11.18%	to	-12.47%
2021	0.85%	to	2.10%	478,912	12.33	to	11.62	5,786,814	5.30%	3.90%	to	2.59%
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
2019	0.85%	to	2.10%	382,641	11.26	to	10.88	4,241,839	4.96%	15.53%	to	14.08%
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)
2022	0.35%			6,307	8.45			53,279	2.18%	-15.52%			****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
2022	0.35%			15,473	9.30			143,913	0.81%	-6.40%
2021	0.35%			22,038	9.94			218,999	1.33%	-0.63%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)
2022	0.35%			1,206	7.82			9,428	0.00%	-28.26%
2021	0.30%	to	0.35%	33,964	10.90			370,122	0.00%	9.01%	to	8.97%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2022	0.30%	to	0.35%	140,045	10.25	to	10.24	1,434,061	0.00%	-2.14%	to	-2.19%
2021	0.30%	to	0.35%	128,767	10.47			1,347,872	0.00%	4.70%	to	4.66%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)
2022	0.35%			2,673	8.70			23,253	1.84%	-13.59%
2021	0.35%			2,501	10.07			25,180	1.19%	0.68%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)
2022	0.35%			12,207	10.24			124,959	0.00%	-3.09%
2021	0.35%			3,723	10.56			39,328	0.00%	5.64%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)
2022	0.35%			11,817	8.74			103,295	1.39%	-12.59%			****
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2022	0.45%	to	1.95%	169,880	8.43	to	6.96	1,282,069	23.08%	15.51%	to	13.77%
2021	0.45%	to	1.95%	258,937	7.30	to	6.12	1,694,935	8.27%	27.33%	to	25.41%
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
2019	0.45%	to	2.35%	97,252	5.85	to	4.85	524,102	0.96%	6.21%	to	4.18%
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)
2022	0.30%	to	0.35%	27,581	15.88	to	15.87	437,732	15.84%	16.00%	to	15.94%
2021	0.30%	to	0.35%	22,477	13.69			307,675	8.12%	28.08%	to	28.01%	****
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)
2022	0.30%	to	0.35%	55,304	7.70	to	7.69	425,527	4.28%	-27.80%	to	-27.84%
2021	0.30%	to	0.35%	50,405	10.67	to	10.66	537,427	0.00%	-3.13%	to	-3.18%	****
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.85%	to	1.65%	574,359	15.40	to	14.49	8,663,459	0.56%	-13.10%	to	-13.80%
2021	0.85%	to	1.65%	626,525	17.72	to	16.81	10,901,797	0.59%	32.88%	to	31.81%
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
2019	0.85%	to	1.65%	449,594	13.75	to	13.26	6,101,330	0.74%	26.63%	to	25.61%
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Standard Class (DWVSVT)
2022	0.35%			1,482	9.02			13,375	0.00%	-9.75%			****
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2022	0.30%	to	0.35%	109,236	11.30	to	11.29	1,233,682	4.21%	-3.75%	to	-3.79%
2021	0.30%	to	0.35%	83,732	11.74	to	11.73	982,756	6.38%	17.39%	to	17.34%	****
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.45%	to	2.00%	1,923,941	11.57	to	10.26	20,926,719	4.63%	-3.17%	to	-4.68%
2021	0.45%	to	2.45%	1,772,449	11.95	to	10.44	20,078,585	2.89%	3.16%	to	1.09%
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
2019	0.45%	to	2.50%	1,778,727	11.41	to	10.35	19,503,429	4.32%	6.60%	to	4.40%
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2022	0.30%	to	0.35%	31,506	9.38	to	9.37	295,264	5.05%	-12.04%	to	-12.09%
2021	0.30%	to	0.35%	22,918	10.67	to	10.66	244,306	0.00%	4.53%	to	4.48%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.35%	to	1.30%	7,442	9.01	to	17.78	69,677	2.59%	-9.59%	to	-10.45%
2021	1.30%			298	19.86			5,918	2.50%	-2.68%
2020	1.30%			298	20.40			6,080	2.70%	6.71%
2019	1.30%			299	19.12			5,717	2.90%	8.02%
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2022	0.85%	to	1.65%	223,243	9.08	to	8.81	2,012,725	1.77%	-13.29%	to	-13.99%
2021	0.85%	to	1.65%	192,717	10.47	to	10.24	2,005,792	2.31%	-2.88%	to	-3.66%
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
2019	1.00%	to	1.65%	10,437	10.32	to	10.28	107,706	0.00%	3.22%	to	2.77%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2022	0.45%	to	1.90%	19,636	16.51	to	13.91	298,816	1.59%	-15.53%	to	-16.76%
2021	0.45%	to	1.90%	27,220	19.54	to	16.71	489,819	1.15%	9.19%	to	7.60%
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
2019	0.45%	to	1.95%	31,237	15.70	to	13.76	457,292	1.58%	17.48%	to	15.71%
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2022	0.45%	to	2.20%	3,897,640	16.58	to	14.74	60,212,024	1.05%	-18.55%	to		-19.98%
2021	0.45%	to	2.20%	4,475,134	20.36	to	18.42	85,419,031	0.77%	17.46%	to		15.40%
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to		19.08%
2019	0.45%	to	2.50%	2,527,000	14.26	to	13.21	34,311,080	1.73%	23.56%	to		21.01%
2018	0.45%	to	2.35%	1,701,806	11.54	to	10.96	18,857,303	1.51%	-4.87%	to		-6.70%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2022	0.85%	to	1.65%	1,366,016	13.14	to	16.85	21,382,281	0.28%	-27.11%	to		-27.70%
2021	0.85%	to	1.65%	1,262,094	18.03	to	23.31	27,161,051	0.02%	26.43%	to		25.41%
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to		28.09%
2019	0.85%	to	1.65%	567,853	11.04	to	14.51	8,039,618	0.23%	10.44%	to		29.11%
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to		-8.14%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2022	0.45%	to	1.95%	406,938	17.52	to	15.59	6,600,863	1.66%	-5.67%	to		-7.09%
2021	0.45%	to	2.15%	457,886	18.57	to	16.55	7,956,568	1.62%	24.04%	to		21.93%
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to		3.78%
2019	0.45%	to	2.50%	750,010	14.13	to	12.82	10,084,141	1.74%	26.53%	to		23.93%
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to		-10.84%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2022	0.35%			21,791	9.64			210,011	2.49%	-5.29%			****
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2022	0.45%	to	2.15%	765,931	10.70	to	9.87	7,914,486	1.55%	-20.73%	to		-22.08%
2021	0.45%	to	1.95%	731,605	13.50	to	12.77	9,609,784	2.10%	-2.85%	to		-4.31%
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to		28.33%
2019	0.85%	to	1.95%	281,768	10.59	to	10.40	2,966,590	2.55%	28.10%	to		26.67%
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89	%****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	0.45%	to	2.15%	3,410,903	24.06	to	21.08	77,409,287	0.35%	-24.98%	to		-26.26%
2021	0.45%	to	2.20%	3,670,127	32.07	to	28.50	111,764,591	0.00%	22.35%	to		20.20%
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to		39.96%
2019	0.45%	to	2.50%	3,647,438	18.34	to	16.65	64,340,514	0.05%	33.37%	to		30.63%
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to		-2.94%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2022	0.45%	to	1.95%	1,050,627	19.40	to	17.54	19,390,402	1.45%	-5.60%	to		-7.02%
2021	0.45%	to	1.95%	1,065,151	20.56	to	18.86	20,965,167	2.47%	25.07%	to		23.19%
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to		5.07%
2019	0.45%	to	2.35%	749,733	15.34	to	14.30	11,160,857	3.54%	29.10%	to		26.63%
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to		-11.34%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2022	0.45%	to	1.95%	93,350	11.31	to	10.07	979,553	4.20%	-12.07%	to		-13.39%
2021	0.45%	to	2.10%	137,461	12.87	to	11.51	1,658,357	4.94%	3.82%	to		2.10%
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to		-0.14%
2019	0.45%	to	2.50%	221,771	12.15	to	11.03	2,571,158	4.74%	14.25%	to		11.90%
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to		-6.05%
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)
2022	0.35%			20,403	7.31			149,131	0.50%	-26.65%
2021	0.35%			217	9.97			2,163	0.00%	-0.34%			****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2022	0.30%	to	0.35%	143,375	8.69			1,245,776	3.31%	-13.22%	to		-13.26%
2021	0.35%			3,600	10.01			36,048	0.43%	0.13%			****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2022	0.45%	to	2.10%	1,817,139	10.35	to	9.26	17,928,233	2.01%	-13.60%	to		-15.03%
2021	0.45%	to	2.15%	2,013,073	11.98	to	10.86	23,145,397	1.90%	-1.34%	to		-3.03%
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to		6.82%
2019	0.45%	to	2.15%	1,297,248	11.17	to	10.49	14,013,486	3.09%	8.91%	to		7.05%
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to		-2.68%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2022	0.30%	to	0.35%	302,468	11.08	to	11.07	3,348,288	1.50%	-18.46%	to		-18.50%
2021	0.30%	to	0.35%	233,204	13.59	to	13.58	3,167,348	1.48%	28.19%	to	28.13	%****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2022	0.35%			31,999	8.50			272,078	0.84%	-15.04%
2021	0.35%			3,973	10.01			39,762	0.61%	0.08%			****
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2022	0.30%	to	0.35%	78,793	10.08	to	10.07	793,730	1.58%	1.15%	to		1.09%
2021	0.30%	to	0.35%	46,483	9.97	to	9.96	463,104	0.01%	-0.29%	to	-0.34	%****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.85%	to	1.65%	203,298	28.79	to	28.17	5,808,354	2.29%	61.49%	to		60.19%
2021	0.85%	to	1.65%	105,719	17.83	to	17.59	1,874,783	3.16%	53.51%	to		52.28%
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58	%****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2022	0.45%	to	1.95%	439,281	10.78	to	9.89	4,954,379	1.14%	-28.02%	to		-29.10%
2021	0.45%	to	1.95%	470,528	14.97	to	13.95	7,413,671	1.00%	38.02%	to		35.94%
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to		-8.52%
2019	0.45%	to	1.95%	518,374	11.69	to	11.23	6,452,152	1.53%	22.40%	to		20.55%
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to		-8.20%
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)
2022	0.30%	to	0.35%	167,015	9.81	to	9.80	1,636,944	2.58%	-16.27%	to		-16.31%
2021	0.30%	to	0.35%	93,793	11.72	to	11.71	1,098,625	4.55%	7.40%	to	7.34	%****
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)
2022	0.30%	to	0.35%	69,540	9.73	to	9.72	676,456	1.75%	-4.40%	to		-4.45%
2021	0.35%			1,775	10.18			18,064	0.74%	1.77%			****
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)
2022	0.35%			19,648	8.87			174,309	4.83%	-11.57%
2021	0.35%			1,374	10.03			13,784	0.00%	0.32%			****
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2022	0.45%	to	2.20%	1,313,747	11.48	to	9.94	14,148,885	3.51%	-11.92%	to		-13.46%
2021	0.45%	to	2.20%	1,393,630	13.03	to	11.48	17,157,951	2.75%	3.07%	to		1.25%
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to		4.80%
2019	0.45%	to	2.20%	1,139,452	11.85	to	10.82	12,915,213	3.34%	10.16%	to		8.22%
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to		-5.22%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.85%	to	1.55%	76,563	9.64	to	9.60	737,280	0.85%	-3.60%	to	-4.05	%****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2022	1.00%	to	1.55%	108,828	11.38	to	11.22	1,234,815	2.59%	-9.08%	to		-9.59%
2021	0.85%	to	1.55%	58,730	12.55	to	12.41	733,501	1.38%	3.55%	to		2.82%
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81	%****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.85%	to	1.90%	201,671	18.40	to	16.08	3,559,497	1.48%	-16.71%	to		-17.59%
2021	0.45%	to	1.90%	260,548	23.15	to	19.51	5,586,100	1.82%	11.18%	to		9.56%
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to		9.56%
2019	0.45%	to	2.20%	252,905	18.72	to	15.77	4,394,707	3.58%	19.32%	to		17.22%
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to		-11.65%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.45%	to	1.95%	1,224,126	8.56	to	7.62	9,909,362	0.00%	-5.38%	to		-6.80%
2021	0.45%	to	2.15%	1,443,770	9.04	to	8.06	12,438,717	0.00%	-5.42%	to		-7.04%
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to		-7.32%
2019	0.45%	to	2.15%	1,828,736	10.14	to	9.36	17,904,545	7.18%	1.55%	to		-0.18%
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to		-0.47%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.45%	to	1.95%	1,270,360	15.29	to	13.21	18,001,926	4.73%	-5.90%	to		-7.31%
2021	0.45%	to	2.15%	1,375,520	16.25	to	14.00	20,832,890	4.99%	16.23%	to		14.25%
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to		-1.77%
2019	0.45%	to	2.50%	1,700,024	13.95	to	12.14	22,268,982	5.58%	15.54%	to		13.16%
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to		-6.71%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2022	0.45%	to	1.95%	449,562	16.39	to	14.15	6,755,188	1.32%	-5.18%	to	-6.60%
2021	0.45%	to	1.95%	541,574	17.28	to	15.15	8,678,801	2.64%	18.59%	to	16.81%
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
2019	0.45%	to	2.40%	530,208	15.32	to	13.43	7,649,743	1.64%	23.81%	to	21.38%
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	1.00%	to	1.90%	43,049	11.35	to	10.44	467,745	0.00%	-19.97%	to	-20.70%
2021	0.45%	to	2.45%	46,589	14.84	to	12.58	631,407	0.00%	15.65%	to	13.33%
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
2019	1.00%	to	2.45%	84,216	11.96	to	10.93	973,517	1.66%	10.82%	to	9.19%
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.65%	to	1.65%	195,768	10.47	to	9.99	2,004,640	4.69%	-7.14%	to	-8.08%
2021	0.65%	to	1.65%	66,907	11.28	to	10.87	740,719	1.28%	4.15%	to	3.11%
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
2019	0.65%	to	1.45%	90,146	10.21	to	10.08	912,460	6.30%	8.11%	to	7.24%
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97	%****
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2022	0.45%	to	1.95%	441,055	12.33	to	10.65	4,940,323	2.43%	-1.30%	to	-2.78%
2021	0.45%	to	2.10%	583,120	12.50	to	10.81	6,657,164	2.57%	2.04%	to	0.35%
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
2019	0.45%	to	2.35%	789,575	12.30	to	10.82	9,007,737	4.96%	7.12%	to	5.08%
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	0.45%	to	1.95%	7,595,997	0.67	to	0.23	2,073,806	0.00%	34.23%	to	32.22%
2021	1.15%	to	1.90%	3,825,573	0.20	to	0.17	712,199	0.00%	-26.32%	to	-26.87%
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
2019	1.15%	to	2.15%	458,222	0.45	to	0.51	189,780	0.60%	-28.84%	to	-29.56%
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
Rydex Variable Trust - Biotechnology Fund (RBF)
2022	0.45%	to	2.15%	144,827	48.28	to	42.64	5,170,316	0.00%	-13.70%	to	-15.17%
2021	0.45%	to	2.15%	149,617	55.95	to	50.27	6,242,745	0.00%	0.97%	to	-0.76%
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
2019	0.45%	to	2.45%	192,159	45.89	to	30.79	6,825,695	0.00%	24.11%	to	21.62%
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
Rydex Variable Trust - Banking Fund (RBKF)
2022	0.65%	to	1.90%	161,352	8.98	to	9.66	1,712,267	1.29%	-17.55%	to	-18.59%
2021	0.65%	to	2.10%	187,887	10.89	to	10.76	2,431,801	0.62%	32.62%	to	30.69%
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
2019	0.45%	to	2.45%	196,804	9.26	to	6.60	2,107,303	0.93%	27.81%	to	25.25%
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2022	0.45%	to	2.15%	68,738	18.01	to	31.05	2,304,408	0.54%	-10.05%	to	-11.59%
2021	0.65%	to	2.15%	75,193	19.45	to	35.12	2,842,466	0.62%	22.14%	to	20.30%
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%
2019	0.45%	to	2.45%	92,813	13.73	to	14.05	2,453,751	0.00%	20.89%	to	18.46%
2018	0.45%	to	2.45%	122,448	11.35	to	11.86	2,661,886	0.48%	-17.82%	to	-19.48%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2022	0.45%	to	2.30%	151,603	30.63	to	33.64	5,785,887	0.70%	-1.35%	to	-3.18%
2021	0.45%	to	2.30%	169,936	31.05	to	34.75	6,532,549	0.85%	10.12%	to	8.07%
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
2019	0.45%	to	2.35%	188,110	26.33	to	30.33	6,430,194	0.97%	21.78%	to	19.46%
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
Rydex Variable Trust - Electronics Fund (RELF)
2022	0.90%	to	1.95%	87,349	33.76	to	29.57	2,924,023	0.00%	-33.65%	to	-34.01%
2021	0.45%	to	2.10%	153,634	56.16	to	52.22	7,699,966	0.00%	37.63%	to	35.35%
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
2019	0.45%	to	2.10%	219,555	26.28	to	25.26	5,207,241	0.00%	58.57%	to	55.94%
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Energy Fund (RENF)
2022	0.45%	to	2.15%	344,175	9.19	to	17.98	6,462,360	0.60%	47.62%	to	45.11%
2021	0.45%	to	2.15%	413,034	6.22	to	12.39	5,345,184	0.73%	49.78%	to	47.23%
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
2019	0.45%	to	2.20%	299,660	6.34	to	12.95	3,965,048	0.21%	6.33%	to	4.46%
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
Rydex Variable Trust - Energy Services Fund (RESF)
2022	0.45%	to	2.15%	512,462	2.72	to	5.27	3,615,780	0.00%	41.92%	to	39.51%
2021	0.65%	to	2.15%	480,828	1.86	to	3.78	2,395,200	0.15%	16.74%	to	14.98%
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
2019	0.45%	to	2.50%	223,170	2.63	to	2.60	1,558,498	0.00%	-0.52%	to	-2.56%
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
Rydex Variable Trust - Financial Services Fund (RFSF)
2022	0.65%	to	2.20%	393,545	13.77	to	15.15	6,181,157	0.59%	-18.65%	to	-19.91%
2021	0.45%	to	2.20%	400,604	17.43	to	18.91	7,989,787	0.34%	34.65%	to	32.29%
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
2019	0.45%	to	2.50%	387,410	13.01	to	9.88	5,941,259	0.85%	27.50%	to	24.87%
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
Rydex Variable Trust - Health Care Fund (RHCF)
2022	0.45%	to	2.15%	233,865	36.84	to	38.51	8,815,073	0.00%	-12.40%	to	-13.89%
2021	0.45%	to	2.15%	251,262	42.05	to	44.73	10,858,323	0.00%	18.30%	to	16.28%
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
2019	0.45%	to	2.45%	355,151	30.09	to	23.91	11,194,701	0.00%	22.02%	to	19.56%
2018	0.45%	to	2.45%	450,556	24.66	to	20.00	11,767,789	0.00%	0.79%	to	-1.25%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2022	0.45%	to	1.90%	40,032	11.53	to	10.24	432,423	1.57%	-11.88%	to	-13.16%
2021	0.45%	to	1.90%	45,106	13.09	to	11.79	556,588	0.00%	1.23%	to	-0.24%
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
2019	0.45%	to	1.90%	218,106	13.05	to	12.10	2,709,335	2.45%	13.32%	to	11.67%
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
Rydex Variable Trust - Internet Fund (RINF)
2022	0.45%	to	2.20%	66,150	26.75	to	33.59	2,451,684	0.00%	-45.09%	to	-46.05%
2021	0.45%	to	2.20%	76,346	48.71	to	62.26	5,196,891	0.00%	-5.09%	to	-6.76%
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
2019	0.45%	to	2.20%	84,064	32.18	to	42.61	3,864,933	0.00%	24.90%	to	22.70%
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2022	0.45%	to	1.95%	725,767	3.22	to	2.21	1,812,628	0.00%	45.55%	to	43.37%
2021	0.45%	to	2.00%	602,139	2.21	to	1.53	1,032,285	0.00%	0.51%	to	-1.05%
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
2019	0.45%	to	1.95%	217,287	2.80	to	2.02	489,283	0.00%	-13.68%	to	-14.98%
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2022	0.45%	to	1.90%	56,030	7.22	to	10.15	626,523	0.00%	-13.46%	to	-14.72%
2021	1.15%	to	1.60%	60,403	13.88	to	12.66	800,634	0.24%	17.35%	to	16.82%
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%
2019	1.15%	to	1.60%	112,626	11.94	to	10.99	1,290,298	0.96%	26.95%	to	26.37%
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2022	1.15%	to	1.90%	22,521	14.06	to	11.96	306,037	0.00%	-43.65%	to	-44.08%
2021	0.45%	to	2.10%	29,993	21.83	to	31.07	738,541	0.00%	-14.48%	to	-15.90%
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
2019	0.45%	to	1.95%	39,496	18.26	to	18.25	798,008	1.27%	38.40%	to	36.32%
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Leisure Fund (RLF)
2022	0.65%	to	2.30%	74,475	20.41	to	25.80	2,407,685	0.00%	-28.04%	to	-29.23%
2021	0.65%	to	2.30%	90,278	28.36	to	36.46	4,069,906	0.00%	0.27%	to	-1.40%
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
2019	0.45%	to	2.30%	74,228	24.12	to	31.28	2,800,412	0.25%	28.70%	to	26.31%
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2022	0.45%	to	1.95%	36,920	31.14	to	51.78	2,148,947	0.00%	-23.54%	to	-24.70%
2021	0.45%	to	1.95%	43,553	40.73	to	68.76	3,337,529	0.00%	34.64%	to	32.62%
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
2019	0.45%	to	2.20%	48,427	27.46	to	46.97	2,540,728	1.08%	35.50%	to	33.11%
2018	0.45%	to	2.45%	63,196	20.26	to	17.12	2,418,652	0.26%	-19.76%	to	-21.38%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2022	1.15%	to	1.95%	40,008	36.19	to	30.45	1,388,190	0.00%	-34.22%	to	-34.75%
2021	0.45%	to	2.10%	75,503	31.50	to	51.94	3,805,228	0.06%	18.46%	to	16.50%
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
2019	0.45%	to	2.20%	58,444	22.25	to	37.30	2,145,374	0.00%	34.76%	to	32.39%
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
Rydex Variable Trust - Nova Fund (RNF)
2022	0.65%	to	2.30%	191,034	32.82	to	42.87	7,645,609	0.45%	-30.72%	to	-31.87%
2021	0.45%	to	2.10%	290,101	48.77	to	65.36	16,883,307	0.33%	41.54%	to	39.20%
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
2019	0.45%	to	2.10%	341,426	28.83	to	39.96	12,029,080	0.90%	44.39%	to	42.00%
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2022	0.45%	to	2.10%	209,407	47.48	to	54.13	12,102,704	0.00%	-34.44%	to	-35.52%
2021	0.45%	to	2.15%	272,926	72.42	to	83.16	24,255,042	0.00%	24.98%	to	22.85%
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
2019	0.45%	to	2.45%	382,742	40.16	to	34.74	19,198,467	0.13%	36.25%	to	33.51%
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2022	0.45%	to	2.30%	386,013	7.58	to	10.26	5,668,950	0.46%	-11.48%	to	-13.13%
2021	0.45%	to	2.30%	427,483	8.56	to	11.81	7,241,760	3.85%	-9.60%	to	-11.28%
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
2019	0.45%	to	2.30%	661,519	7.08	to	10.14	9,382,256	0.00%	51.51%	to	48.70%
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
Rydex Variable Trust - Real Estate Fund (RREF)
2022	0.95%	to	2.30%	88,148	24.83	to	18.82	2,188,477	0.90%	-28.44%	to	-29.07%
2021	0.45%	to	2.30%	142,071	20.48	to	26.53	4,887,612	0.58%	33.47%	to	30.99%
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
2019	0.45%	to	2.30%	196,392	16.37	to	22.01	5,270,456	1.76%	23.87%	to	21.57%
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
Rydex Variable Trust - Retailing Fund (RRF)
2022	0.95%	to	1.95%	47,387	36.36	to	32.10	1,713,094	0.00%	-27.64%	to	-27.95%
2021	0.95%	to	1.95%	46,016	50.24	to	44.56	2,299,169	0.00%	10.34%	to	9.57%
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
2019	0.70%	to	2.10%	59,028	33.64	to	29.09	1,891,873	0.00%	23.07%	to	21.86%
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2022	0.65%	to	1.95%	249,308	11.85	to	13.66	3,655,295	0.48%	-14.94%	to	-16.05%
2021	0.65%	to	2.00%	261,946	13.93	to	16.10	4,528,335	0.63%	22.99%	to	21.32%
2020	0.65%	to	2.10%	348,799	11.33	to	15.95	5,064,507	0.84%	4.25%	to	2.73%
2019	0.65%	to	2.10%	392,341	10.87	to	15.52	5,432,340	0.62%	4.85%	to	3.32%
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
Rydex Variable Trust - Technology Fund (RTEC)
2022	0.65%	to	2.15%	199,590	30.80	to	36.74	7,897,769	0.00%	-36.67%	to	-37.62%
2021	0.45%	to	2.15%	252,767	50.07	to	58.90	15,900,964	0.00%	19.96%	to	17.91%
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%
2019	0.45%	to	2.15%	274,636	28.09	to	34.20	9,859,398	0.00%	39.12%	to	36.74%
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Telecommunications Fund (RTEL)
2022	0.65%	to	1.90%	47,633	8.27	to	7.87	423,420	0.75%	-26.33%	to	-27.26%
2021	0.65%	to	1.90%	49,216	11.22	to	10.82	597,941	0.67%	8.27%	to	6.91%
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
2019	0.65%	to	2.15%	60,016	9.53	to	13.81	628,389	0.00%	12.48%	to	10.78%
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	0.45%	to	2.15%	88,573	36.63	to	54.68	3,910,041	0.00%	-40.04%	to	-41.07%
2021	0.45%	to	2.15%	258,527	61.10	to	92.79	19,259,995	0.00%	57.58%	to	54.89%
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
2019	0.45%	to	2.20%	651,354	32.98	to	51.40	27,169,397	0.00%	61.78%	to	58.94%
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
Rydex Variable Trust - Transportation Fund (RTRF)
2022	0.90%	to	2.30%	58,070	35.23	to	27.41	2,032,752	0.00%	-35.96%	to	-36.52%
2021	0.90%	to	2.30%	65,430	55.00	to	43.17	3,545,668	0.00%	20.72%	to	19.37%
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
2019	0.70%	to	2.30%	81,726	33.92	to	26.33	2,648,445	0.00%	20.80%	to	19.43%
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	0.45%	to	1.95%	1,714,536	1.38	to	0.68	1,330,192	0.00%	16.07%	to	14.33%
2021	0.45%	to	1.90%	1,437,106	1.19	to	0.60	949,353	0.00%	-24.78%	to	-25.88%
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
2019	1.15%	to	2.15%	520,836	1.26	to	1.07	633,663	0.92%	-23.80%	to	-24.57%
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2022	0.45%	to	1.95%	207,771	13.76	to	12.43	2,848,902	1.65%	-41.10%	to	-41.99%
2021	0.45%	to	1.95%	135,702	23.36	to	21.43	3,220,502	0.33%	-7.91%	to	-9.30%
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
2019	0.45%	to	2.15%	176,876	20.89	to	16.84	3,830,757	1.12%	16.24%	to	14.25%
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
Rydex Variable Trust - Utilities Fund (RUTL)
2022	0.90%	to	2.20%	177,432	23.98	to	29.04	4,191,317	0.54%	-0.28%	to	-1.18%
2021	0.45%	to	2.20%	149,007	22.78	to	29.39	3,548,052	1.97%	14.01%	to	12.00%
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
2019	0.45%	to	2.35%	206,191	21.16	to	27.57	4,611,219	0.20%	18.48%	to	16.22%
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.45%	to	1.95%	297,870	10.39	to	8.79	2,883,289	1.17%	-3.83%	to	-5.28%
2021	0.45%	to	2.10%	318,654	10.80	to	9.05	3,235,607	0.00%	7.62%	to	5.83%
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
2019	0.45%	to	2.35%	402,853	9.39	to	7.85	3,613,113	2.65%	4.54%	to	2.55%
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2022	0.45%	to	1.90%	831,516	3.98	to	2.45	2,218,769	5.11%	22.33%	to	20.55%
2021	0.45%	to	2.00%	840,851	3.26	to	2.00	1,853,795	0.00%	38.92%	to	36.76%
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
2019	0.45%	to	2.50%	430,314	3.05	to	2.19	922,207	1.47%	14.73%	to	12.37%
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2022	1.15%	to	2.15%	34,221	113.44	to	153.72	3,708,787	0.00%	-61.49%	to	-61.88%
2021	0.45%	to	2.15%	186,634	274.71	to	403.26	53,505,625	0.00%	52.76%	to	50.15%
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
2019	0.45%	to	2.45%	339,548	96.67	to	86.63	34,771,136	0.16%	79.69%	to	76.08%
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2022	1.15%	to	1.90%	12,770,490	0.08	to	0.07	914,203	0.00%	3.86%	to	3.06%
2021	1.15%	to	1.90%	40,092,956	0.07	to	0.06	2,588,219	0.00%	-36.07%	to	-36.56%
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%
2019	1.15%	to	2.15%	15,653,025	0.21	to	0.18	2,998,322	0.00%	-36.83%	to	-37.47%
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2022	1.15%	to	1.95%	144,713	0.74	to	0.64	101,368	0.00%	7.82%	to	6.95%
2021	1.15%	to	1.90%	105,207	0.69	to	0.60	69,338	0.00%	-24.12%	to	-24.69%
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
2019	1.15%	to	2.15%	149,117	1.22	to	1.04	172,335	0.42%	-21.23%	to	-22.02%
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2022	0.45%	to	1.95%	897,880	1.11	to	0.62	659,488	0.00%	16.84%	to	15.08%
2021	0.45%	to	2.20%	256,040	0.95	to	0.52	149,920	0.00%	-18.85%	to	-20.28%
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
2019	1.15%	to	2.20%	344,176	1.13	to	0.96	360,502	0.56%	-21.53%	to	-22.36%
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2022	0.45%	to	2.30%	360,214	33.54	to	26.89	11,336,193	0.00%	-28.67%	to	-30.00%
2021	0.45%	to	2.30%	511,663	47.02	to	38.41	22,803,884	0.00%	27.01%	to	24.65%
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
2019	0.45%	to	2.45%	791,447	29.21	to	23.25	22,535,866	0.00%	26.03%	to	23.50%
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2022	0.45%	to	2.30%	488,581	23.46	to	22.89	12,987,231	0.87%	-2.99%	to	-4.79%
2021	0.45%	to	2.30%	449,644	24.18	to	24.04	12,472,052	0.68%	31.72%	to	29.28%
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
2019	0.45%	to	2.45%	746,594	20.62	to	17.81	17,969,155	0.79%	22.72%	to	20.25%
2018	0.45%	to	2.45%	1,060,163	16.80	to	14.81	20,948,196	0.71%	-13.71%	to	-15.45%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2022	0.45%	to	2.15%	180,273	40.77	to	44.52	9,248,834	0.00%	-20.85%	to	-22.20%
2021	0.45%	to	2.15%	116,657	51.51	to	57.22	7,398,695	0.00%	39.97%	to	37.58%
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
2019	0.45%	to	2.35%	193,021	36.34	to	40.47	8,895,609	0.65%	46.81%	to	44.00%
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2022	0.45%	to	2.30%	141,466	26.52	to	24.36	4,081,796	0.00%	-22.97%	to	-24.40%
2021	0.45%	to	2.30%	176,287	34.43	to	32.22	6,647,935	0.00%	11.71%	to	9.63%
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
2019	0.45%	to	2.45%	241,344	23.73	to	18.63	6,368,507	0.00%	14.89%	to	12.58%
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	0.45%	to	2.30%	166,059	24.60	to	25.40	4,858,527	1.06%	-5.64%	to	-7.39%
2021	0.45%	to	2.30%	190,860	26.07	to	27.43	5,944,187	0.08%	30.66%	to	28.24%
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
2019	0.45%	to	2.50%	272,729	18.66	to	15.63	6,227,908	0.00%	21.91%	to	19.40%
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2022	0.45%	to	1.95%	389,155	8.16	to	6.59	2,813,762	2.41%	10.78%	to	9.12%
2021	0.45%	to	2.15%	448,529	7.37	to	5.88	2,970,223	0.00%	0.49%	to	-1.23%
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
2019	0.45%	to	2.15%	654,175	7.18	to	5.93	4,261,161	0.94%	7.66%	to	5.82%
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2022	0.45%	to	1.90%	120,850	21.95	to	22.45	2,972,512	0.00%	-30.21%	to	-31.23%
2021	0.45%	to	2.10%	147,620	31.46	to	31.50	5,216,845	0.00%	18.62%	to	16.66%
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
2019	0.45%	to	2.45%	223,386	23.01	to	18.32	5,853,634	0.00%	12.07%	to	9.82%
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2022	0.45%	to	2.10%	127,609	19.14	to	19.05	2,737,710	0.00%	-8.65%	to		-10.16%
2021	0.45%	to	2.10%	164,324	20.96	to	21.20	3,885,295	0.00%	42.77%	to		40.40%
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to		-8.27%
2019	0.45%	to	2.45%	217,924	15.68	to	12.16	3,911,036	0.31%	20.13%	to		17.72%
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to		-22.54%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2022	0.95%	to	2.30%	141,711	7.54	to	6.45	1,102,319	0.00%	14.15%	to		13.02%
2021	0.45%	to	2.30%	153,678	8.71	to	5.70	1,049,315	0.00%	10.60%	to		8.54%
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to		-16.01%
2019	0.65%	to	2.30%	80,558	8.97	to	6.26	574,198	0.80%	3.93%	to		2.21%
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to		9.24%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2022	0.45%	to	1.60%	285,625	3.94	to	3.88	1,115,084	0.00%	-18.82%	to		-19.76%
2021	0.45%	to	1.80%	33,003	4.86	to	4.68	167,305	0.00%	-14.36%	to		-15.52%
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to		7.55%
2019	1.15%	to	1.95%	45,858	5.65	to	5.03	250,427	0.86%	-5.94%	to		-6.70%
2018	1.15%	to	1.85%	41,323	6.00	to	5.46	243,052	0.00%	-12.65%	to		-13.28%
Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)
2022	0.30%	to	0.35%	41,010	10.66	to	10.65	436,797	1.04%	-19.20%	to		-19.24%
2021	0.30%	to	0.35%	31,539	13.19	to	13.18	415,854	1.09%	25.14%	to	25.08	%****
Hartford MidCap HLS Fund - Class IA (HTMCIA)
2022	0.35%			11,456	9.24			105,864	0.97%	-24.57%
2021	0.35%			8,160	12.25			99,964	0.00%	9.52%			****
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)
2022	0.85%	to	1.65%	160,961	11.35	to	10.69	1,792,461	1.45%	-19.20%	to		-19.85%
2021	0.85%	to	1.65%	157,530	14.05	to	13.33	2,177,958	1.13%	4.71%	to		3.86%
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to		11.98%
2019	0.85%	to	1.55%	141,430	11.90	to	11.53	1,663,742	1.35%	27.15%	to		26.25%
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to		-16.53%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2022	0.45%	to	1.95%	350,441	13.11	to	11.41	4,276,023	6.99%	-14.90%	to		-16.18%
2021	0.45%	to	2.00%	391,754	15.41	to	13.56	5,636,024	3.04%	8.77%	to		7.08%
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to		7.68%
2019	0.45%	to	2.45%	415,788	12.94	to	11.42	5,085,126	0.00%	14.37%	to		12.07%
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to		-9.01%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2022	0.85%	to	1.65%	897,211	18.15	to	17.08	15,998,560	0.81%	-12.80%	to		-13.51%
2021	0.85%	to	1.65%	959,740	20.81	to	19.75	19,682,932	1.06%	27.79%	to		26.76%
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to		10.56%
2019	0.85%	to	1.65%	846,875	14.61	to	14.09	12,199,026	1.60%	27.36%	to		26.34%
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to		-9.63%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)
2022	0.35%			25,780	9.01			232,368	1.46%	-12.11%
2021	0.35%			1,850	10.26			18,973	0.00%	2.56%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.30%	to	0.35%	49,207	9.10			447,643	0.00%	-31.19%	to		-31.22%
2021	0.30%	to	0.35%	48,542	13.23	to	13.22	642,053	0.00%	18.74%	to	18.68	%****
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2022	0.45%	to	2.10%	726,423	18.06	to	15.37	12,231,636	0.00%	-32.24%	to		-33.37%
2021	0.45%	to	2.10%	759,266	26.66	to	23.06	18,984,084	0.00%	14.65%	to		12.75%
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to		24.15%
2019	0.45%	to	2.50%	825,672	18.34	to	15.97	14,363,436	0.62%	30.86%	to		28.17%
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to		-15.57%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2022	0.30%	to	0.35%	128,381	8.60	to	8.59	1,103,483	0.00%	-27.35%	to		-27.38%
2021	0.30%	to	0.35%	127,611	11.84	to	11.83	1,510,404	0.00%	9.89%	to	9.83	%****
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to		19.05%
2019	0.85%	to	1.65%	307,036	11.68	to	11.26	3,536,516	0.71%	26.86%	to		25.84%
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to		-20.89%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.35%			15,133	8.13			122,981	0.79%	-16.13%			****
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2022	0.85%	to	1.65%	582,470	15.68	to	14.76	8,942,379	0.26%	-16.76%	to		-17.43%
2021	0.85%	to	1.65%	559,952	18.84	to	17.88	10,358,386	0.20%	21.22%	to		20.25%
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to		17.66%
2019	0.85%	to	1.65%	452,111	13.10	to	12.64	5,846,250	0.00%	25.06%	to		24.05%
2018	0.85%	to	1.65%	444,099	10.48	to	10.19	4,603,996	0.06%	-11.30%	to		-12.02%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.45%	to	1.95%	601,220	17.01	to	14.03	9,057,547	1.45%	-15.12%	to		-16.40%
2021	0.45%	to	2.00%	722,054	20.04	to	16.69	12,951,523	1.56%	9.94%	to		8.23%
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to		11.20%
2019	0.45%	to	2.45%	937,626	16.08	to	13.21	13,716,008	2.04%	21.23%	to		18.80%
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to		-7.77%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2022	0.85%	to	1.65%	225,811	8.03	to	7.56	1,769,294	3.27%	49.20%	to		48.00%
2021	0.85%	to	1.65%	271,402	5.38	to	5.11	1,435,107	1.35%	40.79%	to		39.66%
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to		-37.88%
2019	0.85%	to	1.65%	255,138	6.10	to	5.89	1,533,912	0.00%	2.60%	to		1.77%
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to		-35.23%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2022	0.85%	to	1.65%	189,927	12.53	to	11.79	2,322,046	1.42%	-18.52%	to		-19.18%
2021	0.85%	to	1.65%	192,352	15.38	to	14.59	2,894,815	0.84%	8.34%	to		7.46%
2020	0.85%	to	1.65%	139,182	14.20	to	13.58	1,937,643	1.65%	14.42%	to		13.50%
2019	0.85%	to	1.65%	154,466	12.41	to	11.97	1,884,575	1.84%	15.59%	to		14.65%
2018	0.85%	to	1.65%	159,663	10.73	to	10.44	1,692,871	0.00%	-7.11%	to		-7.87%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2022	1.00%	to	1.65%	133,578	11.57	to	11.02	1,527,146	3.65%	-13.38%	to		-13.95%
2021	1.00%	to	1.65%	144,166	13.36	to	12.80	1,905,107	2.54%	7.14%	to		6.43%
2020	1.00%	to	1.65%	104,847	12.47	to	12.03	1,292,700	3.28%	4.16%	to		3.48%
2019	1.00%	to	1.65%	84,136	11.97	to	11.63	997,026	2.95%	13.13%	to		12.38%
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to		-6.49%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2022	0.30%	to	0.35%	146,473	12.58	to	12.57	1,841,150	0.97%	-8.43%	to		-8.48%
2021	0.30%	to	0.35%	132,927	13.74	to	13.73	1,825,591	0.02%	29.50%	to	29.43	%****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2022	0.30%	to	0.35%	38,476	7.84			301,688	0.36%	-19.59%	to		-19.63%
2021	0.30%	to	0.35%	13,048	9.75			127,276	0.00%	-2.45%	to	-2.46	%****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2022	0.30%	to	0.35%	722,329	8.67	to	8.66	6,257,447	1.87%	-12.84%	to		-12.88%
2021	0.30%	to	0.35%	599,056	9.95	to	9.94	5,957,221	0.13%	-1.65%	to	-1.70	%****
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2022	0.30%	to	0.35%	289,099	8.37			2,419,905	0.55%	-18.94%	to		-18.98%
2021	0.30%	to	0.35%	77,747	10.33			803,142	0.00%	3.31%	to	3.30	%****
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.85%	to	1.65%	1,920,418	15.63	to	14.71	29,295,281	0.97%	-17.33%	to		-17.99%
2021	0.85%	to	1.65%	1,933,168	18.91	to	17.94	35,787,854	0.67%	15.92%	to		14.98%
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to		12.15%
2019	0.85%	to	1.65%	1,259,181	14.43	to	13.91	17,867,029	1.89%	21.23%	to		20.26%
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to		-1.23%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2022	0.85%	to	1.65%	431,456	10.03	to	9.44	4,237,444	1.98%	-14.63%	to		-15.32%
2021	0.85%	to	1.65%	463,600	11.75	to	11.15	5,346,540	1.67%	-1.95%	to		-2.75%
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to		8.43%
2019	0.85%	to	1.65%	304,006	10.96	to	10.57	3,290,634	2.60%	8.35%	to		7.47%
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to		-2.92%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.85%	to	1.65%	925,497	25.51	to	24.01	23,072,880	0.00%	-37.66%	to		-38.16%
2021	0.85%	to	1.65%	1,017,500	40.91	to	38.83	40,841,898	0.11%	16.74%	to		15.80%
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to		48.24%
2019	0.85%	to	1.65%	689,984	23.45	to	22.62	15,962,216	0.40%	43.59%	to		42.43%
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to		-0.77%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2022	0.85%	to	1.65%	912,382	20.33	to	19.14	18,126,115	0.08%	-16.86%	to		-17.53%
2021	0.85%	to	1.65%	942,612	24.45	to	23.20	22,609,824	0.24%	15.55%	to		14.62%
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to		17.22%
2019	0.85%	to	1.65%	682,991	17.91	to	17.27	12,077,538	0.05%	34.01%	to		32.93%
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to		-2.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)
2022	0.30%	to	0.35%	24,142	10.11	to	10.10	243,824	3.78%	-15.21%	to		-15.26%
2021	0.30%	to	0.35%	21,307	11.92			253,933	2.31%	5.48%	to	5.43	%****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.45%	to	1.95%	391,384	9.51	to	8.22	3,374,560	3.09%	-15.50%	to		-16.77%
2021	0.45%	to	2.10%	548,611	11.26	to	9.74	5,655,278	1.94%	4.99%	to		3.25%
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to		-3.60%
2019	0.45%	to	2.35%	1,785,696	10.91	to	9.60	18,430,794	0.90%	17.61%	to		15.37%
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to		-20.56%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)
2022	0.30%	to	0.35%	32,172	11.28	to	11.27	362,649	1.01%	-12.71%	to		-12.75%
2021	0.30%	to	0.35%	34,128	12.92	to	12.91	440,857	0.96%	23.29%	to	23.23	%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2022	0.85%	to	1.65%	367,862	11.09	to	10.44	4,038,607	0.00%	-27.21%	to		-27.80%
2021	0.85%	to	1.65%	369,692	15.24	to	14.46	5,584,093	0.17%	9.11%	to		8.23%
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to		15.79%
2019	0.85%	to	1.65%	364,532	11.97	to	11.54	4,331,720	0.77%	23.69%	to		22.69%
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to		-10.08%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2022	0.30%	to	0.35%	115,691	12.19	to	12.17	1,408,692	1.64%	-8.38%	to		-8.42%
2021	0.30%	to	0.35%	74,377	13.30	to	13.29	988,906	2.24%	26.42%	to	26.35	%****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)
2022	0.35%			9,441	7.53			71,092	0.40%	-25.57%
2021	0.35%			956	10.12			9,673	0.00%	1.18%			****
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2022	0.45%	to	1.95%	300,914	11.40	to	9.85	3,191,053	5.69%	-14.25%	to		-15.54%
2021	0.45%	to	2.15%	426,401	13.30	to	11.45	5,283,341	3.83%	0.59%	to		-1.13%
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to		4.82%
2019	0.45%	to	2.35%	560,721	12.40	to	10.90	6,573,798	4.76%	13.50%	to		11.33%
2018	0.45%	to	2.35%	409,609	10.92	to	9.79	4,261,840	4.71%	-4.60%	to		-6.43%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2022	1.30%			65,250	23.39			1,526,261	1.32%	-7.64%
2021	1.30%			71,601	25.33			1,813,460	1.05%	24.57%
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
2019	1.30%			95,974	19.57			1,878,429	1.73%	27.21%
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2022	0.85%	to	1.65%	516,720	17.22	to	16.21	8,720,812	0.00%	-29.61%	to		-30.18%
2021	0.85%	to	1.65%	538,629	24.47	to	23.22	12,945,763	0.00%	11.36%	to		10.46%
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to		40.55%
2019	0.85%	to	1.65%	333,660	15.51	to	14.95	5,100,744	0.00%	25.48%	to		24.46%
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to		1.50%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2022	0.30%	to	1.65%	1,746,501	9.58	to	9.71	17,617,661	2.92%	-5.34%	to		-6.62%
2021	0.35%	to	1.65%	1,419,079	10.12	to	10.40	15,250,903	2.36%	0.27%	to		-1.03%
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to		1.43%
2019	0.85%	to	1.65%	1,171,628	10.74	to	10.36	12,405,990	3.96%	4.16%	to		3.32%
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to		-0.53%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.45%	to	1.95%	994,668	10.02	to	9.06	9,627,302	3.38%	-14.43%	to	-15.72%
2021	0.45%	to	1.95%	718,182	11.71	to	10.75	8,234,083	2.13%	-0.69%	to	-2.19%
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
2019	0.45%	to	2.10%	502,629	11.03	to	10.37	5,500,778	2.92%	7.92%	to	6.13%
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2022	0.65%	to	2.10%	356,353	17.99	to	16.31	6,177,867	2.96%	-13.53%	to	-14.79%
2021	0.65%	to	2.10%	410,743	20.81	to	19.15	8,274,527	0.74%	8.16%	to	6.58%
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
2019	0.65%	to	2.15%	463,226	14.28	to	13.51	6,469,128	1.17%	21.24%	to	19.41%
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)
2022	0.30%	to	0.35%	87,124	9.87	to	9.86	859,544	5.29%	-8.34%	to	-8.38%
2021	0.35%			34,824	10.76			374,780	6.14%	5.14%			****
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)
2022	0.30%	to	0.35%	77,010	10.35	to	10.34	796,583	4.87%	-1.55%	to	-1.59%
2021	0.30%	to	0.35%	59,742	10.52	to	10.51	627,910	2.23%	3.41%	to	3.36%	****
MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)
2022	0.35%			434	9.11			3,956	0.00%	-8.86%			****
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2022	0.85%	to	1.55%	64,090	8.39	to	8.30	535,750	1.35%	-27.75%	to	-28.26%
2021	0.85%	to	1.30%	19,930	11.62	to	11.58	231,324	1.09%	16.18%	to	15.83%	****
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
2022	0.35%			13,104	6.90			90,452	0.00%	-31.87%
2021	0.35%			1,605	10.13			16,262	0.00%	1.32%			****
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)
2022	0.35%			5,574	8.62			48,056	0.84%	-13.79%			****
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2022	1.00%	to	1.65%	99,652	11.97	to	11.76	1,186,550	1.68%	-18.62%	to	-19.16%
2021	1.00%	to	1.65%	78,497	14.70	to	14.54	1,150,827	0.70%	10.15%	to	9.43%
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2022	0.30%	to	0.35%	10,447	12.79	to	12.78	133,556	1.00%	-9.06%	to	-9.10%
2021	0.30%	to	0.35%	8,851	14.07	to	14.06	124,475	0.89%	30.59%	to	30.53%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2022	0.85%	to	1.65%	659,309	16.44	to	15.48	10,610,577	0.81%	-9.78%	to	-10.50%
2021	0.85%	to	1.65%	643,606	18.22	to	17.29	11,516,302	0.75%	29.49%	to	28.45%
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
2019	0.85%	to	1.65%	424,328	13.69	to	13.20	5,723,427	1.05%	29.59%	to	28.55%
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2022	0.85%	to	1.65%	157,834	17.39	to	16.37	2,685,079	0.83%	-16.92%	to	-17.58%
2021	0.85%	to	1.65%	183,698	20.93	to	19.86	3,774,714	0.86%	28.09%	to	27.05%
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
2019	0.85%	to	1.65%	249,039	14.32	to	13.82	3,516,917	1.34%	27.78%	to	26.75%
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2022	0.30%	to	0.35%	80,696	12.30	to	12.29	992,006	1.21%	-6.19%	to	-6.24%
2021	0.30%	to	0.35%	131,668	13.11			1,726,198	1.48%	25.08%	to	25.01%	****
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2022	0.45%	to	1.95%	65,507	14.02	to	11.75	825,547	1.91%	-7.86%	to	-9.24%
2021	0.45%	to	2.10%	77,368	15.22	to	12.73	1,064,590	0.79%	2.12%	to	0.43%
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
2019	0.45%	to	2.45%	120,930	14.12	to	11.84	1,570,076	2.55%	13.79%	to	11.50%
2018	0.45%	to	2.45%	153,383	12.41	to	10.62	1,766,934	0.48%	-5.23%	to	-7.15%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2022	0.35%			29,404	8.44			248,163	0.74%	-15.25%
2021	0.35%			7,017	9.96			69,880	0.00%	-0.41%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2022	0.85%	to	1.65%	264,131	11.34	to	11.00	2,965,793	0.39%	-15.90%	to	-16.58%
2021	0.85%	to	1.65%	224,615	13.48	to	13.19	3,007,949	0.42%	8.07%	to	7.19%
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
2019	1.00%	to	1.55%	39,159	10.88	to	10.84	425,802	0.83%	8.80%	to	8.40%	****
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
2022	0.35%			5,203	11.07			57,620	0.61%	-16.78%
2021	0.35%			7,343	13.31			97,717	0.56%	26.37%			****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.85%	to	1.65%	2,064,631	13.91	to	13.10	28,350,150	0.50%	-24.40%	to	-25.01%
2021	0.85%	to	1.65%	2,091,188	18.40	to	17.46	38,060,608	0.14%	9.34%	to	8.46%
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
2019	0.85%	to	1.65%	1,805,437	14.12	to	13.62	25,292,440	1.50%	24.58%	to	23.58%
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2022	0.85%	to	1.65%	477,776	15.37	to	14.47	7,176,745	2.30%	-0.37%	to	-1.18%
2021	0.85%	to	1.65%	309,520	15.43	to	14.64	4,687,784	1.54%	12.86%	to	11.95%
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%
2019	0.85%	to	1.65%	283,938	13.05	to	12.59	3,656,448	4.08%	23.74%	to	22.74%
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2022	0.65%	to	1.95%	392,736	12.47	to	11.06	4,621,799	1.67%	0.23%	to	-1.08%
2021	0.65%	to	2.15%	329,977	12.44	to	10.99	3,925,380	0.00%	0.43%	to	-1.09%
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
2019	0.45%	to	2.15%	406,348	11.76	to	10.58	4,539,670	0.99%	5.69%	to	3.88%
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2022	0.45%	to	1.95%	648,512	11.66	to	9.77	6,953,292	7.49%	-19.17%	to	-20.39%
2021	0.65%	to	2.15%	702,004	14.12	to	12.01	9,355,530	5.15%	-2.60%	to	-4.07%
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
2019	0.45%	to	2.50%	949,941	14.07	to	11.75	12,443,344	5.33%	13.66%	to	11.32%
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2022	0.85%	to	2.10%	430,232	13.44	to	12.04	5,597,999	2.79%	-9.10%	to	-10.24%
2021	0.45%	to	2.10%	490,141	15.25	to	13.41	7,042,537	2.43%	13.49%	to	11.61%
2020	0.45%	to	2.45%	469,914	13.44	to	11.74	5,982,399	1.49%	-1.88%	to	-3.85%
2019	0.45%	to	2.45%	535,378	13.69	to	12.21	6,997,339	2.49%	27.29%	to	24.74%
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2022	0.85%	to	1.65%	1,590,273	8.95	to	8.69	14,076,354	0.00%	-60.50%	to	-60.82%
2021	0.85%	to	1.65%	1,402,351	22.67	to	22.18	31,547,861	0.00%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
2019	1.00%	to	1.65%	185,261	10.64	to	10.60	1,969,630	0.00%	6.42%	to	5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
2022	0.30%	to	0.35%	25,011	7.32	to	7.31	182,925	0.43%	-25.31%	to	-25.34%
2021	0.35%			3,459	9.79			33,878	0.00%	-2.06%			****
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2022	0.65%	to	2.10%	77,358	13.95	to	11.75	992,490	0.00%	-17.60%	to	-18.81%
2021	0.65%	to	2.10%	87,857	16.93	to	14.47	1,375,339	1.79%	7.52%	to	5.95%
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
2019	0.85%	to	2.10%	107,669	14.05	to	12.58	1,439,620	1.73%	16.74%	to	15.27%
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2022	0.45%	to	1.95%	835,029	11.34	to	9.50	8,676,554	4.52%	-26.53%	to	-27.63%
2021	0.45%	to	2.15%	967,149	15.43	to	12.84	13,778,083	2.35%	23.28%	to	21.17%
2020	0.45%	to	2.15%	1,154,685	12.52	to	10.60	13,391,793	4.36%	-15.23%	to	-16.68%
2019	0.45%	to	2.50%	1,213,064	14.77	to	12.33	16,699,162	2.60%	17.52%	to	15.10%
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2022	0.45%	to	1.65%	369,281	9.53	to	9.00	3,415,895	3.02%	-13.60%	to	-14.64%
2021	0.45%	to	1.65%	307,057	11.03	to	10.55	3,308,342	1.90%	-0.89%	to	-2.09%
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
2019	0.45%	to	1.85%	304,674	10.77	to	10.52	3,237,138	3.78%	6.11%	to	4.61%
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2022	0.85%	to	1.65%	725,797	16.70	to	15.72	11,855,862	1.29%	-5.10%	to	-5.87%
2021	0.85%	to	1.65%	621,809	17.60	to	16.70	10,750,872	1.16%	18.98%	to	18.02%
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
2019	0.85%	to	1.65%	408,775	14.43	to	13.92	5,826,734	2.05%	25.93%	to	24.91%
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.45%	to	2.10%	304,362	9.78	to	8.46	2,743,767	1.89%	-12.94%	to	-14.39%
2021	0.45%	to	2.10%	365,577	11.23	to	9.88	3,818,658	1.32%	-2.52%	to	-4.14%
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
2019	0.45%	to	2.50%	479,086	10.91	to	9.69	4,936,116	2.14%	5.79%	to	3.61%
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2022	0.85%	to	1.65%	638,849	9.17	to	8.64	5,737,488	1.37%	-13.48%	to	-14.17%
2021	0.85%	to	1.65%	784,258	10.60	to	10.06	8,158,593	1.75%	-3.19%	to	-3.97%
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
2019	0.85%	to	1.65%	1,014,657	10.44	to	10.07	10,535,023	2.72%	5.11%	to	4.26%
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.65%	to	1.95%	124,910	9.46	to	8.44	1,102,089	0.91%	-25.23%	to	-26.21%
2021	0.65%	to	1.95%	168,043	12.66	to	11.44	1,993,852	0.91%	-7.88%	to	-9.08%
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
2019	0.45%	to	2.50%	275,696	12.35	to	10.97	3,208,369	2.11%	22.39%	to	19.87%
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2022	0.85%	to	1.65%	885,086	9.64	to	9.08	8,386,641	0.65%	-25.55%	to	-26.15%
2021	0.85%	to	1.65%	871,905	12.95	to	12.29	11,122,871	0.75%	-8.30%	to	-9.04%
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%
2019	0.85%	to	1.65%	332,558	12.61	to	12.16	4,128,181	2.24%	21.62%	to	20.64%
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.45%	to	2.20%	4,521,523	21.67	to	17.62	89,667,314	0.00%	-14.13%	to	-15.64%
2021	0.45%	to	2.45%	4,722,900	25.24	to	20.33	109,385,846	1.14%	14.19%	to	11.90%
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
2019	0.45%	to	2.50%	4,340,290	19.82	to	16.55	79,692,489	1.61%	20.24%	to	17.76%
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.85%	to	1.65%	1,407,223	10.19	to	9.59	14,076,522	0.00%	-13.54%	to	-14.24%
2021	0.85%	to	1.65%	1,430,109	11.78	to	11.18	16,596,281	2.05%	-1.56%	to	-2.35%
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
2019	0.85%	to	1.65%	659,746	11.06	to	10.66	7,212,106	1.92%	8.06%	to	7.19%
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.85%	to	1.65%	1,744,422	16.56	to	15.59	28,419,291	0.00%	-25.69%	to	-26.29%
2021	0.85%	to	1.65%	1,918,154	22.29	to	21.15	42,209,063	0.00%	15.02%	to	14.09%
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
2019	0.85%	to	1.65%	1,800,472	15.04	to	14.51	26,819,061	0.70%	33.63%	to	32.56%
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.85%	to	1.65%	2,524,942	17.68	to	16.64	43,627,492	0.00%	-17.52%	to	-18.19%
2021	0.85%	to	1.65%	2,515,961	21.44	to	20.34	52,891,661	1.11%	22.60%	to	21.61%
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
2019	0.85%	to	1.65%	2,172,257	15.60	to	15.04	33,385,482	1.31%	24.60%	to	23.59%
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.85%	to	1.65%	2,788,103	21.61	to	20.34	59,000,454	0.00%	-30.81%	to	-31.37%
2021	0.85%	to	1.65%	2,768,517	31.23	to	29.64	85,033,483	0.00%	20.50%	to	19.53%
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
2019	0.85%	to	1.65%	2,187,471	17.26	to	16.64	37,287,111	0.36%	29.18%	to	28.14%
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.45%	to	1.95%	1,593,337	14.76	to	12.94	21,979,506	0.00%	-18.65%	to	-19.87%
2021	0.45%	to	1.95%	1,859,950	18.14	to	16.14	31,794,003	0.16%	13.12%	to	11.41%
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
2019	0.45%	to	2.45%	1,961,761	14.34	to	12.78	26,898,238	2.14%	21.28%	to	18.84%
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.45%	to	2.20%	1,688,448	12.44	to	10.66	19,615,972	0.00%	-14.77%	to	-16.27%
2021	0.45%	to	2.20%	2,193,690	14.59	to	12.73	30,116,415	0.21%	6.23%	to	4.36%
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
2019	0.45%	to	2.50%	2,052,141	12.71	to	11.29	24,875,683	2.17%	12.97%	to	10.65%
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	0.45%	to	2.10%	15,622,670	20.79	to	18.15	306,566,271	1.20%	-18.68%	to	-20.03%
2021	0.45%	to	2.35%	16,369,397	25.56	to	22.28	397,306,266	2.23%	27.79%	to	25.35%
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
2019	0.45%	to	2.50%	15,244,444	17.00	to	15.28	249,153,730	2.27%	30.57%	to	27.88%
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.85%	to	1.95%	413,127	14.84	to	13.47	5,869,367	0.00%	-19.58%	to	-20.47%
2021	0.65%	to	2.10%	516,117	18.74	to	16.74	9,120,004	0.14%	14.75%	to	13.08%
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
2019	0.45%	to	2.45%	434,608	14.74	to	13.13	6,048,769	1.97%	23.17%	to	20.70%
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.85%	to	1.95%	1,596,175	10.89	to	9.89	16,832,762	0.00%	-12.94%	to	-13.90%
2021	0.85%	to	1.95%	1,825,934	12.51	to	11.48	22,173,061	0.23%	1.88%	to	0.75%
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%
2019	0.45%	to	2.50%	1,766,874	11.87	to	10.55	19,966,357	2.32%	9.04%	to	6.79%
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.45%	to	2.00%	4,779,825	13.62	to	11.89	60,901,553	0.00%	-16.93%	to	-18.22%
2021	0.45%	to	2.30%	5,288,199	16.40	to	14.20	81,730,606	0.19%	9.82%	to	7.78%
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
2019	0.45%	to	2.50%	5,709,062	13.59	to	12.08	74,204,451	2.27%	17.21%	to	14.80%
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.85%	to	1.90%	490,089	11.94	to	10.89	5,712,009	5.57%	-12.68%	to	-13.60%
2021	0.85%	to	1.90%	484,760	13.68	to	12.60	6,481,160	3.69%	4.07%	to	2.97%
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
2019	0.85%	to	1.90%	350,519	12.50	to	11.77	4,297,230	5.40%	13.77%	to	12.56%
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2022	1.00%	to	1.65%	230,698	12.62	to	11.88	2,852,653	0.00%	-16.01%	to	-16.56%
2021	1.00%	to	1.65%	198,614	15.02	to	14.24	2,920,986	0.17%	10.89%	to	10.16%
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
2019	1.00%	to	1.95%	176,349	12.87	to	12.13	2,224,367	2.05%	14.10%	to	13.00%
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2022	1.00%	to	1.95%	248,915	11.54	to	10.56	2,815,126	0.00%	-15.02%	to	-15.84%
2021	0.85%	to	1.95%	279,905	13.74	to	12.55	3,752,890	0.19%	6.66%	to	5.48%
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
2019	0.85%	to	2.10%	267,858	12.43	to	11.50	3,262,887	2.42%	12.04%	to	10.63%
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.45%	to	2.10%	3,923,551	17.99	to	15.71	66,801,878	1.17%	-13.79%	to	-15.21%
2021	0.45%	to	2.10%	4,270,226	20.87	to	18.52	84,858,338	1.25%	23.70%	to	21.65%
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
2019	0.45%	to	2.15%	3,593,941	14.98	to	13.71	51,908,150	1.52%	25.09%	to	22.95%
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.45%	to	2.10%	861,893	12.30	to	10.46	9,731,018	3.61%	-2.73%	to	-4.34%
2021	0.45%	to	2.10%	902,600	12.64	to	10.94	10,570,718	5.62%	4.76%	to	3.03%
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
2019	0.45%	to	2.35%	1,088,320	11.65	to	10.25	11,947,679	4.52%	8.68%	to	6.60%
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2022	1.00%	to	1.65%	507,535	13.42	to	12.78	6,728,066	0.00%	-15.15%	to	-15.71%
2021	0.85%	to	1.65%	487,787	15.97	to	15.16	7,632,868	0.00%	11.75%	to	10.85%
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
2019	1.00%	to	1.65%	352,573	13.37	to	12.98	4,680,688	1.98%	17.78%	to	17.01%
2018	1.00%	to	1.65%	234,342	11.35	to	11.09	2,646,152	1.51%	-5.78%	to	-6.40%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2022	0.85%	to	1.65%	326,638	15.96	to	15.02	5,122,582	0.00%	-16.13%	to	-16.80%
2021	0.85%	to	1.65%	318,507	19.03	to	18.06	5,977,463	0.21%	21.41%	to	20.44%
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
2019	0.85%	to	1.65%	278,201	14.77	to	14.25	4,075,915	1.53%	20.95%	to	19.97%
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2022	1.00%	to	1.90%	78,054	12.81	to	11.79	959,370	0.00%	-16.08%	to	-16.84%
2021	1.00%	to	1.90%	83,254	15.27	to	14.18	1,225,100	0.15%	14.26%	to	13.22%
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
2019	1.00%	to	2.20%	109,470	12.57	to	11.67	1,342,485	2.53%	14.26%	to	12.88%
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2022	1.00%	to	1.95%	128,411	11.75	to	10.76	1,472,275	0.00%	-14.68%	to	-15.50%
2021	0.85%	to	1.95%	121,577	13.95	to	12.74	1,642,789	0.16%	9.14%	to	7.93%
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%
2019	0.85%	to	2.35%	106,114	12.27	to	11.17	1,268,723	2.52%	12.88%	to	11.18%
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)
2022	0.35%			47,626	7.75			369,086	0.00%	-22.50%			****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)
2022	0.35%			63,297	8.70			550,832	0.33%	-12.98%			****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2022	0.85%	to	1.55%	137,595	8.98	to	8.78	1,229,320	0.00%	-16.75%	to	-17.34%
2021	0.85%	to	1.35%	59,642	10.79	to	10.67	641,344	2.57%	6.16%	to	5.63%
2020	0.85%	to	1.35%	44,348	10.16	to	10.10	449,945	0.31%	0.65%	to	0.14%
2019	1.20%	to	1.30%	4,211	10.09			42,491	0.16%	0.92%	to	0.89%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)
2022	0.30%	to	0.35%	160,683	9.23	to	9.22	1,482,230	0.73%	-7.73%	to	-7.76%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)
2022	0.30%	to	0.35%	85,781	7.99	to	7.98	684,882	0.00%	-20.14%	to	-20.17%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2022	0.85%	to	1.65%	131,940	18.12	to	17.06	2,328,188	0.99%	-2.13%	to	-2.92%
2021	0.85%	to	1.65%	146,630	18.52	to	17.57	2,663,654	0.94%	33.18%	to	32.11%
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
2019	0.85%	to	1.65%	272,063	13.83	to	13.34	3,712,909	2.58%	25.61%	to	24.59%
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2022	0.45%	to	1.95%	780,302	15.55	to	15.02	11,899,236	0.83%	-1.75%	to	-3.22%
2021	0.45%	to	2.10%	826,362	15.83	to	15.49	12,929,118	1.18%	33.75%	to	31.53%
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2022	0.45%	to	1.95%	4,229,300	10.09	to	8.92	40,439,391	2.26%	-13.78%	to	-15.07%
2021	0.45%	to	2.35%	4,430,368	11.70	to	10.20	49,392,621	2.05%	-2.52%	to	-4.38%
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
2019	0.45%	to	2.35%	3,668,625	11.25	to	10.19	39,724,208	2.96%	7.91%	to	5.85%
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2022	0.85%	to	1.65%	591,200	9.84	to	9.27	5,691,657	1.96%	-15.70%	to	-16.38%
2021	0.85%	to	1.65%	660,058	11.68	to	11.08	7,569,033	1.96%	-2.09%	to	-2.88%
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
2019	1.00%	to	1.65%	397,890	11.19	to	10.87	4,422,337	3.32%	7.61%	to	6.90%
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2022	0.45%	to	2.00%	573,505	20.86	to	17.10	10,624,024	0.00%	-15.43%	to	-16.75%
2021	0.45%	to	2.00%	629,936	24.67	to	20.54	13,925,407	0.17%	15.24%	to	13.44%
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
2019	0.45%	to	2.50%	955,276	19.29	to	15.78	16,619,458	2.87%	19.70%	to	17.23%
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2022	0.85%	to	1.95%	887,191	12.94	to	11.24	10,771,960	0.00%	-12.82%	to	-13.78%
2021	0.85%	to	2.30%	1,126,605	14.85	to	12.50	15,396,008	0.11%	3.49%	to	1.98%
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
2019	0.85%	to	2.30%	1,161,469	13.45	to	11.66	14,572,400	2.70%	9.73%	to	8.13%
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2022	0.45%	to	1.95%	351,847	22.43	to	18.51	7,073,132	0.00%	-15.51%	to	-16.78%
2021	0.45%	to	1.95%	357,334	26.55	to	22.24	8,564,318	0.16%	17.53%	to	15.76%
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%
2019	0.45%	to	2.20%	457,481	20.22	to	17.03	8,441,023	3.04%	21.68%	to	19.54%
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2022	0.95%	to	2.30%	560,282	17.20	to	12.88	8,030,092	0.00%	-14.32%	to	-15.07%
2021	0.95%	to	2.30%	548,260	20.08	to	15.17	9,166,809	0.14%	7.57%	to	6.52%
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
2019	0.45%	to	2.50%	690,391	16.02	to	13.10	9,967,543	2.85%	13.79%	to	11.44%
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2022	0.45%	to	2.00%	961,051	19.32	to	15.84	16,402,354	0.00%	-14.51%	to	-15.84%
2021	0.45%	to	2.20%	1,061,546	22.60	to	18.37	21,364,299	0.15%	12.95%	to	10.97%
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
2019	0.45%	to	2.50%	1,152,213	18.15	to	14.85	18,987,372	2.55%	17.61%	to	15.19%
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2022	0.45%	to	1.95%	240,727	24.36	to	20.10	5,281,288	0.00%	-15.60%	to	-16.87%
2021	0.45%	to	1.95%	258,061	28.86	to	24.17	6,749,134	0.13%	19.56%	to	17.76%
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
2019	0.45%	to	2.10%	506,224	21.54	to	18.33	9,898,182	2.80%	23.40%	to	21.36%
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2022	0.45%	to	2.30%	626,578	17.60	to	13.88	9,887,623	0.00%	-14.09%	to	-15.68%
2021	0.45%	to	2.30%	718,252	20.49	to	16.46	13,247,924	0.16%	10.50%	to	8.44%
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
2019	0.45%	to	2.50%	782,961	16.98	to	13.89	12,190,409	2.56%	15.66%	to	13.28%
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.45%	to	2.30%	882,984	12.97	to	11.02	10,651,261	0.00%	-15.37%	to	-16.94%
2021	0.45%	to	2.10%	881,154	15.32	to	13.47	12,639,494	0.21%	7.76%	to	5.97%
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
2019	0.45%	to	2.15%	1,022,290	13.06	to	11.84	12,707,308	3.08%	14.82%	to	12.86%
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.45%	to	2.30%	1,064,670	14.28	to	12.13	14,266,256	0.00%	-17.94%	to	-19.46%
2021	0.45%	to	2.30%	1,058,937	17.40	to	15.07	17,354,026	0.17%	11.66%	to	9.58%
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
2019	0.45%	to	2.30%	696,861	14.03	to	12.61	9,336,451	1.40%	19.40%	to	17.18%
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2022	0.85%	to	1.65%	665,226	9.27	to	9.00	6,087,243	1.82%	-14.47%	to	-15.16%
2021	0.85%	to	1.65%	634,749	10.84	to	10.61	6,815,612	1.16%	-2.86%	to	-3.64%
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
2019	0.85%	to	1.65%	63,425	10.51	to	10.45	665,134	1.49%	5.05%	to	4.49%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2022	1.00%	to	1.90%	91,131	12.36	to	11.95	1,120,048	1.72%	-17.21%	to	-17.97%
2021	0.85%	to	1.65%	70,589	14.99	to	14.67	1,047,496	1.64%	20.83%	to	19.86%
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
2019	1.00%	to	1.65%	22,599	10.80	to	10.75	243,982	0.85%	7.96%	to	7.49%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.85%	to	1.35%	198,918	11.59	to	11.16	2,265,446	3.30%	-15.10%	to	-15.53%
2021	0.85%	to	1.35%	266,869	13.65	to	13.21	3,586,007	2.23%	11.44%	to	10.88%
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
2019	0.85%	to	1.65%	286,598	11.47	to	11.07	3,243,609	2.69%	17.90%	to	16.95%
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2022	0.45%	to	2.10%	4,049,635	12.58	to	10.98	48,326,128	3.90%	-14.68%	to	-16.09%
2021	0.45%	to	2.10%	4,022,365	14.74	to	13.08	56,620,590	3.06%	10.34%	to	8.52%
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%
2019	0.45%	to	2.15%	3,514,715	12.48	to	11.42	42,287,138	3.99%	21.22%	to	19.15%
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
2019	0.45%	to	2.35%	741,230	12.62	to	10.68	8,606,443	2.90%	9.10%	to	7.02%
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2022	0.45%	to	1.95%	2,859,974	8.53	to	8.37	24,171,482	2.28%	-13.99%	to	-15.28%
2021	0.45%	to	2.10%	3,782,136	9.92	to	9.87	37,434,944	3.51%	-0.81%	to	-1.25%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2022	0.35%			6,243	8.64			53,924	2.54%	-13.74%
2021	0.35%			6,209	10.01			62,174	2.21%	0.13%			****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2022	0.85%	to	1.90%	232,679	11.45	to	11.37	2,611,205	0.00%	-15.56%	to	-16.45%
2021	0.85%	to	1.90%	226,421	13.56	to	13.61	3,019,154	3.71%	3.54%	to	2.44%
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
2019	0.85%	to	2.20%	175,216	11.53	to	11.69	1,994,783	0.57%	13.97%	to	12.42%
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2022	0.45%	to	1.95%	548,922	16.42	to	13.55	8,180,606	0.00%	-38.36%	to	-39.29%
2021	0.45%	to	2.10%	668,747	26.63	to	21.92	16,286,357	0.20%	-1.85%	to	-3.48%
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
2019	0.45%	to	2.10%	355,401	18.08	to	15.39	5,875,802	0.94%	32.24%	to	30.05%
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2022	0.45%	to	1.95%	340,994	12.08	to	11.68	4,045,406	3.55%	-6.55%	to	-7.96%
2021	0.45%	to	2.10%	386,705	12.92	to	12.67	4,946,862	3.18%	9.78%	to	7.97%
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2022	0.45%	to	2.05%	237,306	46.62	to	37.97	9,955,639	4.29%	-13.04%	to	-14.43%
2021	0.45%	to	2.10%	231,801	53.60	to	44.11	11,178,556	0.00%	39.24%	to	36.94%
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
2019	0.45%	to	2.50%	292,166	29.77	to	24.35	7,873,262	3.93%	29.63%	to	26.96%
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2022	0.45%	to	2.30%	23,879,495	9.83	to	7.70	209,812,809	1.25%	0.68%	to	-1.19%
2021	0.45%	to	2.50%	15,041,414	9.76	to	7.60	132,184,660	0.00%	-0.45%	to	-2.50%
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
2019	0.45%	to	2.50%	14,182,547	9.83	to	7.98	127,246,368	1.53%	1.07%	to	-1.01%
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.35%	to	1.60%	31,433	6.82	to	33.35	278,626	0.00%	-37.83%	to	-38.61%
2021	0.35%	to	1.60%	19,427	10.96	to	54.32	323,585	0.12%	-5.04%	to	-6.23%
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
2019	1.15%	to	1.60%	3,105	38.41	to	36.59	116,708	0.00%	35.68%	to	35.06%
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.45%	to	1.95%	354,984	27.41	to	22.62	8,781,559	0.00%	-38.10%	to	-39.03%
2021	0.45%	to	2.10%	409,517	44.28	to	36.44	16,490,957	0.00%	-5.36%	to	-6.93%
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
2019	0.45%	to	2.45%	434,104	29.28	to	24.07	11,575,634	0.00%	36.22%	to	33.49%
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.45%	to	2.15%	264,013	30.94	to	24.88	7,291,684	1.34%	-3.10%	to	-4.75%
2021	0.45%	to	2.10%	308,248	31.93	to	26.27	8,879,492	0.76%	23.46%	to	21.41%
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%
2019	0.45%	to	2.45%	338,410	26.28	to	21.60	8,141,954	2.28%	23.29%	to	20.81%
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.35%			26,416	11.23			296,665	0.34%	-17.35%
2021	0.35%			32,657	13.59			443,749	0.40%	26.13%			****
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2022	0.45%	to	1.95%	181,232	19.44	to	17.57	3,357,278	0.28%	-17.48%	to	-18.73%
2021	0.45%	to	1.95%	216,559	23.56	to	21.62	4,900,273	0.22%	25.86%	to	23.96%
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
2019	0.65%	to	2.10%	254,841	16.46	to	15.60	4,109,781	0.58%	27.25%	to	25.40%
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	1.00%	to	1.55%	81,620	15.50	to	14.87	1,259,364	0.53%	-23.72%	to	-24.14%
2021	1.00%	to	1.55%	95,217	20.32	to	19.60	1,927,988	0.36%	25.49%	to	24.79%
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
2019	1.00%	to	1.55%	91,030	14.43	to	14.08	1,308,863	0.73%	24.79%	to	24.09%
2018	1.00%	to	1.55%	90,296	11.57	to	11.34	1,041,698	0.66%	-6.82%	to	-7.34%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2022	0.45%	to	1.95%	719,998	20.68	to	18.68	13,867,822	0.63%	-22.61%	to	-23.78%
2021	0.45%	to	1.95%	763,239	26.72	to	24.51	19,118,529	0.38%	29.33%	to	27.38%
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
2019	0.45%	to	2.50%	736,194	17.51	to	16.22	12,237,711	1.73%	36.71%	to	33.90%
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2022	0.45%	to	1.95%	471,469	15.29	to	13.21	6,664,710	1.17%	-29.04%	to	-30.11%
2021	0.45%	to	2.10%	596,361	21.55	to	18.65	11,957,561	1.01%	45.67%	to	43.26%
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
2019	0.45%	to	2.50%	472,761	15.76	to	13.72	7,047,929	1.70%	29.86%	to	27.18%
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2022	0.65%	to	1.95%	2,584,907	15.24	to	13.69	37,937,760	0.81%	-21.24%	to	-22.27%
2021	0.65%	to	2.15%	2,593,518	19.35	to	17.36	48,546,778	0.81%	13.46%	to	11.75%
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
2019	0.45%	to	2.15%	2,499,929	14.54	to	13.31	35,040,409	1.05%	24.40%	to	22.27%
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.45%	to	2.10%	1,798,484	10.42	to	8.57	17,025,354	1.97%	-6.09%	to	-7.64%
2021	0.45%	to	2.10%	1,535,194	11.09	to	9.28	15,715,417	1.04%	-1.04%	to	-2.68%
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
2019	0.45%	to	2.15%	1,501,654	10.95	to	9.43	15,220,927	2.26%	3.62%	to	1.85%
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.85%	to	1.65%	42,677	10.78	to	10.15	451,174	3.53%	-6.79%	to	-7.54%
2021	0.85%	to	1.65%	54,229	11.57	to	10.98	616,056	1.85%	9.46%	to	8.58%
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
2019	0.85%	to	1.65%	137,389	10.13	to	9.77	1,376,776	2.80%	11.53%	to	10.63%
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	1.30%			3,509	8.92			31,287	1.04%	-0.02%
2021	1.30%			3,511	8.92			31,310	0.00%	-1.30%
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
2019	1.30%			3,515	9.13			32,099	1.77%	0.46%
2018	1.30%			3,517	9.09			31,971	1.33%	0.07%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.45%	to	2.10%	298,547	19.86	to	17.17	5,462,677	0.41%	-19.13%	to	-20.47%
2021	0.45%	to	2.10%	356,480	24.55	to	21.59	8,137,448	0.00%	30.25%	to	28.09%
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%
2019	0.45%	to	2.20%	459,283	15.43	to	13.95	6,716,014	0.07%	25.08%	to	22.88%
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2022	0.85%	to	1.65%	366,316	16.92	to	15.93	6,078,464	0.31%	-19.67%	to	-20.32%
2021	0.85%	to	1.65%	294,839	21.07	to	19.99	6,115,948	0.00%	29.40%	to	28.36%
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
2019	0.85%	to	1.65%	198,949	13.42	to	12.94	2,648,213	0.00%	24.29%	to	23.29%
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.45%	to	2.15%	161,207	19.75	to	17.00	2,900,477	0.00%	-30.68%	to	-31.86%
2021	0.45%	to	2.10%	207,812	28.48	to	25.05	5,481,214	0.00%	9.81%	to	7.99%
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
2019	0.45%	to	2.45%	366,612	18.49	to	16.48	6,364,179	0.00%	35.10%	to	32.39%
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2022	0.85%	to	1.65%	234,858	15.17	to	14.28	3,487,889	0.00%	-31.10%	to	-31.65%
2021	0.85%	to	1.65%	307,642	22.02	to	20.90	6,650,001	0.00%	9.11%	to	8.23%
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
2019	0.85%	to	1.65%	274,067	14.49	to	13.97	3,919,267	0.00%	34.23%	to	33.14%
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.45%	to	1.95%	179,309	16.08	to	14.10	2,649,258	0.33%	-13.31%	to	-14.61%
2021	0.45%	to	2.00%	197,125	18.55	to	16.44	3,391,780	0.00%	31.45%	to	29.40%
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
2019	0.45%	to	2.45%	243,444	13.48	to	12.01	3,094,701	1.03%	18.46%	to	16.09%
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2022	0.85%	to	1.65%	178,234	14.02	to	13.19	2,434,277	0.11%	-13.90%	to	-14.59%
2021	0.85%	to	1.65%	222,320	16.28	to	15.45	3,535,806	0.00%	30.46%	to	29.41%
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
2019	0.85%	to	1.65%	228,530	11.99	to	11.56	2,691,485	1.02%	17.68%	to	16.73%
2018	0.85%	to	1.65%	161,242	10.19	to	9.91	1,620,601	0.53%	-17.83%	to	-18.50%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.45%	to	1.90%	69,955	22.80	to	20.07	1,462,464	1.09%	-8.86%	to	-10.18%
2021	0.45%	to	2.10%	91,888	25.02	to	22.00	2,126,930	0.75%	21.33%	to	19.32%
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
2019	0.45%	to	2.45%	192,422	18.77	to	16.72	3,393,260	1.09%	28.72%	to	26.14%
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2022	0.85%	to	1.65%	149,986	18.91	to	17.80	2,767,265	0.99%	-9.44%	to	-10.17%
2021	0.85%	to	1.65%	114,266	20.89	to	19.82	2,336,290	0.58%	20.54%	to	19.57%
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
2019	1.00%	to	1.65%	87,058	15.77	to	15.31	1,364,680	1.36%	27.73%	to	26.89%
2018	1.00%	to	1.65%	32,053	12.35	to	12.07	394,913	0.84%	-1.28%	to	-1.93%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.35%			1,565	8.44			13,206	0.27%	-18.74%
2021	0.35%			3,311	10.38			34,382	0.00%	3.84%			****
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2022	0.65%	to	1.65%	103,717	11.69	to	10.76	1,156,041	0.00%	-11.85%	to	-12.74%
2021	0.65%	to	1.65%	105,301	13.26	to	12.33	1,345,659	0.30%	17.18%	to	16.00%
2020	0.65%	to	1.95%	101,023	11.31	to	10.43	1,106,988	0.79%	7.55%	to	6.15%
2019	0.45%	to	1.95%	130,782	10.63	to	9.83	1,340,578	0.17%	14.74%	to	13.01%
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2022	0.45%	to	2.10%	936,216	8.96	to	7.62	7,821,376	1.61%	-13.51%	to	-14.94%
2021	0.45%	to	2.50%	1,355,517	10.36	to	8.65	13,107,228	0.29%	-2.83%	to	-4.83%
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	1,667,441	10.46	to	9.10	16,229,826	4.03%	2.49%	to	0.38%
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)
2022	0.30%			44,694	10.32			461,245	0.00%	3.20%			****
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2022	0.45%	to	1.95%	397,200	11.11	to	9.67	4,114,941	2.63%	-6.88%	to	-8.28%
2021	0.45%	to	2.10%	404,525	11.93	to	10.41	4,523,492	2.00%	0.74%	to	-0.93%
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
2019	0.45%	to	2.45%	366,629	11.36	to	10.03	3,927,743	4.31%	4.36%	to	2.26%
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2022	0.45%	to	1.95%	360,545	14.28	to	11.96	4,573,180	7.54%	-12.26%	to	-13.58%
2021	0.45%	to	2.10%	374,398	16.28	to	13.62	5,456,054	11.08%	15.52%	to	13.61%
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
2019	0.45%	to	2.35%	569,470	13.12	to	11.10	6,842,023	2.78%	11.24%	to	9.12%
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2022	0.45%	to	1.95%	346,359	13.77	to	11.37	4,348,789	4.72%	-16.18%	to	-17.44%
2021	0.45%	to	1.95%	377,599	16.43	to	13.77	5,703,657	4.40%	-3.09%	to	-4.55%
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
2019	0.45%	to	2.35%	407,891	15.98	to	13.27	6,035,986	4.30%	14.14%	to	11.96%
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2022	0.45%	to	1.95%	226,407	9.96	to	8.22	2,051,427	1.46%	-19.43%	to	-20.64%
2021	0.45%	to	1.95%	252,777	12.36	to	10.35	2,878,306	6.02%	-8.03%	to	-9.41%
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
2019	0.45%	to	2.35%	187,718	12.20	to	10.13	2,117,123	1.89%	6.44%	to	4.41%
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
2022	0.30%	to	0.35%	107,986	8.89	to	8.88	958,625	1.68%	-10.29%	to	-10.34%
2021	0.30%	to	0.35%	61,917	9.91	to	9.90	613,017	0.98%	-2.10%	to	-2.15%	****
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2022	0.85%	to	1.95%	361,890	9.81	to	9.21	3,511,050	1.38%	-11.01%	to	-12.00%
2021	0.85%	to	1.95%	386,668	11.02	to	10.47	4,225,023	1.49%	-2.89%	to	-3.96%
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
2019	0.45%	to	1.95%	406,910	10.98	to	10.54	4,378,921	1.66%	6.42%	to	4.82%
2018	0.45%	to	2.20%	287,067	10.31	to	10.01	2,922,984	1.32%	1.55%	to	-0.24%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2022	0.45%	to	1.95%	177,746	11.43	to	9.43	1,786,765	1.38%	-11.49%	to	-12.82%
2021	0.45%	to	2.10%	193,570	12.92	to	10.63	2,216,754	4.84%	-4.69%	to	-6.27%
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
2019	0.45%	to	2.50%	302,972	12.37	to	10.12	3,381,535	2.35%	5.54%	to	3.37%
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2022	0.45%	to	1.95%	365,517	16.66	to	13.74	5,403,301	4.97%	-10.79%	to	-12.13%
2021	0.45%	to	2.10%	317,292	18.67	to	15.36	5,275,870	4.34%	3.08%	to	1.37%
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%
2019	0.45%	to	2.50%	1,391,901	17.23	to	14.09	21,897,144	4.95%	14.10%	to	11.75%
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
2022	0.30%	to	0.35%	88,684	9.46	to	9.45	837,769	5.18%	-10.43%	to	-10.47%
2021	0.30%	to	0.35%	98,111	10.56	to	10.55	1,035,357	4.13%	3.49%	to	3.44%	****
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
2022	0.30%	to	0.35%	288,301	9.60	to	9.59	2,765,781	3.93%	-7.93%	to	-7.97%
2021	0.30%	to	0.35%	185,959	10.43	to	10.42	1,938,518	2.09%	1.85%	to	1.80%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2022	0.45%	to	1.95%	1,711,861	11.09	to	10.17	18,239,878	3.62%	-8.30%	to	-9.67%
2021	0.45%	to	1.90%	1,594,554	12.09	to	11.29	18,688,883	2.80%	1.45%	to	-0.03%
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
2019	0.45%	to	2.15%	1,627,886	11.25	to	10.75	17,947,815	3.45%	7.97%	to	6.13%
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2022	0.45%	to	1.95%	1,235,500	10.26	to	8.59	11,257,591	1.48%	-6.27%	to	-7.68%
2021	0.45%	to	2.15%	1,438,705	10.95	to	9.11	14,141,862	0.42%	-1.47%	to	-3.15%
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
2019	0.45%	to	2.35%	1,618,232	10.85	to	9.18	15,989,076	2.69%	3.46%	to	1.48%
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
2022	0.30%	to	0.35%	131,229	9.33	to	9.32	1,224,009	1.84%	-5.89%	to	-5.94%
2021	0.35%			68,289	9.91			676,897	0.53%	-1.12%			****
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
2022	0.35%			82,428	9.52			785,092	7.19%	-12.07%
2021	0.35%			75,509	10.83			817,871	3.23%	5.33%			****
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2022	0.45%	to	1.95%	707,438	9.60	to	7.92	6,038,249	23.15%	8.18%	to	6.55%
2021	0.45%	to	2.00%	622,029	8.87	to	7.39	4,945,451	4.43%	32.51%	to	30.45%
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
2019	0.45%	to	2.50%	383,884	6.65	to	5.44	2,307,431	4.38%	10.85%	to	8.57%
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
2022	0.30%	to	0.35%	38,731	15.82	to	15.80	612,263	20.31%	8.46%	to	8.41%
2021	0.30%	to	0.35%	30,330	14.59	to	14.58	442,228	3.87%	33.07%	to	33.00%	****
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2022	0.85%	to	1.65%	1,357,927	10.38	to	9.77	13,833,140	1.55%	-1.11%	to	-1.91%
2021	0.85%	to	1.65%	1,257,369	10.50	to	9.96	12,997,135	0.99%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
2019	0.85%	to	1.65%	614,789	10.47	to	10.10	6,363,966	2.33%	1.82%	to	1.00%
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
2022	0.30%	to	0.35%	137,405	9.96	to	9.95	1,368,074	1.87%	-0.32%	to	-0.37%
2021	0.30%	to	0.35%	78,986	10.00	to	9.99	789,092	0.65%	-0.20%	to	-0.25%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%
2019	0.45%	to	2.45%	2,273,091	12.58	to	10.55	26,632,345	2.91%	7.76%	to	5.60%
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
2022	0.30%	to	0.35%	212,873	8.53	to	8.52	1,813,798	2.78%	-14.43%	to	-14.48%
2021	0.30%	to	0.35%	137,885	9.97	to	9.96	1,373,847	1.45%	-1.41%	to	-1.46%	****
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)
2022	0.35%			2,558	8.79			22,477	1.01%	-12.13%			****
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)
2022	0.35%			10,087	8.75			88,265	3.42%	-12.50%			****
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)
2022	0.35%			5,113	8.29			42,388	3.10%	-17.10%			****
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
2022	0.35%			20,398	9.86			201,142	0.21%	-23.25%
2021	0.35%			11,527	12.85			148,092	0.08%	28.47%			****
Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)
2022	0.35%			582	8.60			5,007	0.00%	-13.98%			****
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)
2022	0.35%			1,281	9.66			12,378	1.04%	-3.37%			****
ProFund VP Asia 30 (PROA30)
2022	0.45%	to	1.95%	64,821	10.51	to	8.67	602,133	0.71%	-24.76%	to	-25.90%
2021	0.45%	to	1.95%	97,682	13.97	to	11.70	1,214,974	0.00%	-18.89%	to	-20.11%
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
2019	0.45%	to	2.10%	88,772	12.77	to	10.86	1,032,019	0.22%	25.74%	to	23.65%
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
ProFund Access VP High Yield Fund (PROAHY)
2022	0.45%	to	2.10%	193,213	16.15	to	13.07	2,777,006	3.47%	-8.38%	to	-9.89%
2021	0.45%	to	2.10%	341,738	17.62	to	14.50	5,432,217	3.38%	-0.18%	to	-1.83%
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
2019	0.45%	to	2.15%	935,570	17.75	to	15.03	15,411,582	6.22%	11.92%	to	10.01%
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
ProFund VP Biotechnology (PROBIO)
2022	0.45%	to	2.15%	105,970	39.40	to	32.23	3,721,815	0.00%	-8.13%	to	-9.69%
2021	0.45%	to	2.15%	133,613	42.89	to	35.69	5,142,538	0.00%	15.21%	to	13.25%
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
2019	0.45%	to	2.50%	170,578	32.41	to	27.06	5,033,424	0.00%	15.93%	to	13.54%
2018	0.45%	to	2.50%	199,497	27.96	to	23.83	5,127,164	0.00%	-7.17%	to	-9.09%
ProFund VP Bull (PROBL)
2022	0.45%	to	1.95%	203,052	30.18	to	24.90	5,300,856	0.00%	-20.10%	to	-21.30%
2021	0.45%	to	1.95%	116,173	37.77	to	31.64	3,918,523	0.00%	25.77%	to	23.87%
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
2019	0.45%	to	2.10%	295,157	26.00	to	22.12	6,997,187	0.20%	28.30%	to	26.18%
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
ProFund VP Basic Materials (PROBM)
2022	0.45%	to	2.10%	47,581	15.60	to	12.84	657,952	0.24%	-9.55%	to	-11.05%
2021	0.45%	to	2.15%	98,175	17.25	to	14.35	1,516,509	0.40%	25.06%	to	22.93%
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%
2019	1.00%	to	2.15%	123,747	11.34	to	10.24	1,332,078	0.35%	16.54%	to	15.19%
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
ProFund VP Banks (PROBNK)
2022	0.45%	to	2.20%	49,106	20.71	to	16.84	899,798	0.23%	-20.24%	to	-21.64%
2021	0.45%	to	2.20%	76,839	25.97	to	21.49	1,788,345	0.94%	33.49%	to	31.14%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
2019	0.45%	to	2.45%	84,306	23.05	to	19.33	1,755,754	0.85%	35.81%	to	33.09%
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
ProFund VP Bear (PROBR)
2022	0.45%	to	1.95%	204,011	1.46	to	1.21	265,996	0.00%	16.59%	to	14.84%
2021	0.45%	to	1.85%	90,477	1.25	to	1.06	106,711	0.00%	-24.97%	to	-26.02%
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
2019	0.45%	to	1.85%	105,765	2.26	to	1.97	219,592	0.10%	-23.29%	to	-24.37%
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
ProFund VP Consumer Goods (PROCG)
2022	0.45%	to	2.10%	113,304	23.46	to	19.31	2,373,181	0.05%	-25.04%	to	-26.28%
2021	0.45%	to	2.10%	160,777	31.30	to	26.19	4,536,766	0.36%	19.11%	to	17.14%
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
2019	0.45%	to	2.50%	122,558	20.14	to	16.82	2,258,486	1.37%	25.99%	to	23.40%
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
ProFund VP Consumer Services (PROCS)
2022	0.45%	to	2.10%	77,958	27.78	to	22.86	1,925,180	0.00%	-31.84%	to	-32.97%
2021	0.45%	to	2.10%	95,707	40.76	to	34.10	3,502,672	0.00%	9.73%	to	7.92%
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
2019	0.45%	to	2.50%	151,101	29.07	to	24.27	4,007,019	0.00%	24.08%	to	21.52%
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
ProFund VP Europe 30 (PROE30)
2022	1.15%	to	1.95%	100,136	13.22	to	11.93	1,267,673	1.34%	-8.82%	to	-9.56%
2021	0.45%	to	2.15%	123,331	15.74	to	12.88	1,714,860	0.96%	23.97%	to	21.85%
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
2019	1.15%	to	2.45%	171,311	13.13	to	11.55	2,162,370	2.55%	16.43%	to	14.90%
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
ProFund VP Emerging Markets (PROEM)
2022	0.45%	to	1.95%	206,107	9.09	to	7.50	1,634,966	0.61%	-16.57%	to	-17.82%
2021	0.45%	to	1.95%	153,589	10.90	to	9.13	1,487,338	0.00%	-18.38%	to	-19.61%
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
2019	0.45%	to	2.45%	293,464	10.58	to	8.70	2,834,625	0.42%	23.68%	to	21.19%
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
ProFund VP Financials (PROFIN)
2022	0.45%	to	2.20%	86,759	25.03	to	20.35	1,911,581	0.09%	-15.52%	to	-17.01%
2021	0.45%	to	2.20%	152,928	29.63	to	24.52	4,046,025	0.39%	29.52%	to	27.24%
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
2019	0.45%	to	2.50%	211,903	23.39	to	19.53	4,507,432	0.57%	29.68%	to	27.01%
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
ProFund VP U.S. Government Plus (PROGVP)
2022	1.15%	to	1.90%	11,373	11.05	to	10.03	119,181	0.00%	-42.36%	to	-42.80%
2021	0.45%	to	2.15%	27,246	20.81	to	17.03	505,981	0.00%	-7.50%	to	-9.08%
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
2019	0.45%	to	2.15%	59,207	18.73	to	15.86	991,472	0.80%	17.69%	to	15.68%
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
ProFund VP Health Care (PROHC)
2022	0.45%	to	1.95%	189,320	37.03	to	31.02	6,205,806	0.00%	-6.45%	to	-7.85%
2021	0.45%	to	2.15%	242,111	39.58	to	32.94	8,566,055	0.04%	20.99%	to	18.93%
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
2019	0.45%	to	2.50%	299,438	28.72	to	23.98	7,809,334	0.00%	18.83%	to	16.39%
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
ProFund VP Industrials (PROIND)
2022	0.45%	to	1.90%	127,200	25.62	to	21.59	2,895,581	0.00%	-15.98%	to	-17.20%
2021	0.45%	to	1.95%	141,052	30.49	to	25.93	3,848,810	0.00%	15.88%	to	14.13%
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%
2019	0.45%	to	2.10%	215,109	22.64	to	19.58	4,453,874	0.00%	29.91%	to	27.75%
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP International (PROINT)
2022	0.45%	to	1.90%	59,021	12.59	to	10.45	654,321	0.00%	-16.82%	to	-18.03%
2021	0.45%	to	1.90%	40,929	15.14	to	12.75	556,197	0.00%	8.33%	to	6.75%
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
2019	0.45%	to	2.15%	85,671	13.38	to	11.33	1,044,127	0.30%	18.73%	to	16.71%
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
ProFund VP Japan (PROJP)
2022	0.65%	to	1.95%	39,516	18.39	to	15.57	655,963	0.00%	-10.51%	to	-11.68%
2021	0.45%	to	1.95%	54,142	21.04	to	17.63	1,013,166	0.00%	3.42%	to	1.87%
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
2019	0.45%	to	1.95%	58,131	17.63	to	15.22	927,591	0.12%	19.46%	to	17.66%
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
ProFund VP NASDAQ-100 (PRON)
2022	0.45%	to	2.10%	124,848	45.17	to	36.56	4,939,572	0.00%	-34.21%	to	-35.30%
2021	0.45%	to	2.15%	197,031	68.66	to	56.17	11,962,342	0.00%	24.24%	to	22.12%
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
2019	0.45%	to	2.45%	297,895	38.13	to	31.35	10,348,193	0.00%	36.09%	to	33.35%
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
ProFund VP Internet (PRONET)
2022	1.15%	to	1.95%	112,486	25.08	to	22.81	2,717,199	0.00%	-46.75%	to	-47.18%
2021	0.45%	to	1.95%	141,414	50.78	to	43.19	6,429,929	0.00%	4.83%	to	3.25%
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
2019	0.45%	to	2.15%	193,641	32.26	to	27.79	5,710,690	0.00%	17.50%	to	15.50%
2018	0.45%	to	2.35%	270,452	27.46	to	23.69	6,850,378	0.00%	4.46%	to	2.45%
ProFund VP Oil & Gas (PROOG)
2022	0.45%	to	2.15%	620,231	15.54	to	12.49	8,491,264	1.22%	58.71%	to	56.01%
2021	0.45%	to	2.15%	466,095	9.79	to	8.01	4,036,576	1.99%	51.25%	to	48.67%
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
2019	0.45%	to	2.50%	471,307	9.92	to	8.11	4,183,328	1.32%	8.03%	to	5.80%
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
ProFund VP Pharmaceuticals (PROPHR)
2022	1.15%	to	2.15%	53,383	22.44	to	19.93	1,137,384	0.08%	-7.21%	to	-8.14%
2021	0.45%	to	2.15%	69,790	26.08	to	21.70	1,617,000	0.31%	10.70%	to	8.81%
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
2019	1.15%	to	2.50%	72,161	19.79	to	17.56	1,368,833	0.82%	12.73%	to	11.19%
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
ProFund VP Precious Metals (PROPM)
2022	0.45%	to	2.20%	625,060	4.48	to	3.64	2,479,762	0.00%	-11.42%	to	-12.98%
2021	0.45%	to	2.20%	581,754	5.06	to	4.18	2,621,749	0.00%	-9.34%	to	-10.94%
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
2019	0.45%	to	2.50%	756,943	4.51	to	3.77	3,095,173	0.04%	45.32%	to	42.33%
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
2019	0.45%	to	2.50%	186,330	18.07	to	15.09	3,073,256	1.72%	26.19%	to	23.59%
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
ProFund VP Rising Rates Opportunity (PRORRO)
2022	0.45%	to	1.95%	444,009	3.25	to	2.68	1,275,940	0.00%	57.76%	to	55.39%
2021	0.45%	to	1.90%	71,120	2.06	to	1.74	132,364	0.00%	-0.52%	to	-1.97%
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
2019	1.15%	to	2.15%	93,206	2.65	to	2.41	242,807	0.25%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
ProFund VP Semiconductor (PROSCN)
2022	1.15%	to	2.15%	69,215	40.61	to	36.07	2,712,713	0.00%	-38.22%	to	-38.85%
2021	0.45%	to	1.95%	115,218	70.87	to	60.28	7,304,880	0.00%	47.82%	to	45.60%
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
2019	0.45%	to	2.15%	122,877	33.25	to	28.64	3,716,312	0.33%	49.10%	to	46.56%
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Short Emerging Markets (PROSEM)
2022	1.15%	to	1.85%	4,295	3.25	to	2.97	13,439	0.00%	5.47%	to	4.73%
2021	1.15%	to	1.85%	3,048	3.08	to	2.83	9,065	0.00%	8.69%	to	7.92%
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%
2019	1.15%	to	1.90%	26,545	4.20	to	3.90	107,253	0.51%	-21.90%	to	-22.49%
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
ProFund VP Short International (PROSIN)
2022	1.15%	to	1.95%	50,332	2.72	to	2.46	130,191	0.00%	11.16%	to	10.27%
2021	1.25%	to	1.85%	21,044	2.42	to	2.25	50,673	0.00%	-14.48%	to	-15.00%
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
2019	1.15%	to	2.15%	34,625	3.48	to	3.16	118,279	0.49%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
ProFund VP Short NASDAQ-100 (PROSN)
2022	0.45%	to	1.95%	249,528	0.81	to	0.67	179,108	0.00%	34.46%	to	32.44%
2021	1.15%	to	1.85%	58,292	0.55	to	0.51	30,662	0.00%	-25.99%	to	-26.51%
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
2019	0.45%	to	2.15%	35,106	1.42	to	1.20	47,628	0.24%	-28.38%	to	-29.60%
2018	0.45%	to	2.15%	62,189	1.98	to	1.70	114,021	0.00%	-3.33%	to	-4.99%
ProFund VP Technology (PROTEC)
2022	0.45%	to	2.15%	161,613	40.12	to	32.82	5,709,576	0.00%	-36.01%	to	-37.11%
2021	0.45%	to	2.15%	228,315	62.71	to	52.19	12,755,692	0.00%	34.35%	to	32.06%
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
2019	0.45%	to	2.50%	328,072	32.38	to	27.04	9,623,277	0.00%	44.53%	to	41.56%
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
ProFund VP Telecommunications (PROTEL)
2022	1.15%	to	1.95%	15,159	12.49	to	11.36	180,611	1.54%	-22.12%	to	-22.75%
2021	0.45%	to	1.95%	31,850	17.29	to	14.70	492,145	1.19%	17.88%	to	16.11%
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
2019	1.15%	to	2.10%	35,330	13.43	to	12.36	458,600	1.89%	13.45%	to	12.36%
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
ProFund VP UltraNASDAQ-100 (PROUN)
2022	1.15%	to	1.95%	24,822	119.34	to	107.68	2,844,407	0.00%	-61.38%	to	-61.69%
2021	1.15%	to	2.10%	159,065	309.02	to	276.13	48,276,770	0.00%	50.76%	to	49.31%
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
2019	1.15%	to	2.10%	55,271	111.30	to	101.39	5,987,086	0.00%	77.60%	to	75.89%
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2022	1.15%	to	1.95%	21,238,538	0.04	to	0.03	790,237	0.00%	54.29%	to	53.02%
2021	1.15%	to	1.90%	4,316,879	0.03	to	0.02	101,424	0.00%	-43.39%	to	-43.81%
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
2019	1.15%	to	1.85%	938,948	0.16	to	0.15	143,150	0.53%	-51.07%	to	-51.42%
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
ProFund VP Utilities (PROUTL)
2022	0.45%	to	1.95%	185,664	25.03	to	20.97	4,087,646	0.94%	-0.70%	to	-2.19%
2021	0.45%	to	1.95%	196,953	25.20	to	21.44	4,434,465	1.60%	14.89%	to	13.16%
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
2019	0.45%	to	2.35%	320,351	22.58	to	19.11	6,600,645	1.19%	22.32%	to	19.99%
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.85%	to	1.65%	1,029,746	18.63	to	17.54	18,735,458	1.40%	-3.95%	to	-4.73%
2021	0.85%	to	1.65%	895,184	19.40	to	18.41	17,019,299	1.11%	26.22%	to	25.20%
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
2019	0.85%	to	1.65%	494,293	14.65	to	14.13	7,145,265	1.77%	29.30%	to	28.25%
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2022	0.35%			44,052	9.77			430,285	0.96%	-3.21%
2021	0.35%			751	10.09			7,579	0.00%	0.91%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2022	1.00%	to	1.55%	66,519	14.21	to	14.00	940,978	1.93%	-7.74%	to	-8.25%
2021	1.00%	to	1.55%	53,965	15.40	to	15.25	828,516	1.32%	13.79%	to	13.16%
2020	1.55%			4	13.48			54	0.00%	34.81%			****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	1.00%	to	1.55%	17,897	8.49	to	8.41	151,741	1.83%	-15.62%	to	-16.09%
2021	1.00%	to	1.35%	20,720	10.06	to	10.03	208,286	0.00%	0.57%	to	0.34%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2022	0.30%	to	0.35%	450,881	7.41	to	7.40	3,335,717	0.00%	-38.69%	to	-38.72%
2021	0.30%	to	0.35%	452,603	12.08	to	12.07	5,464,459	0.00%	17.27%	to	17.21%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.85%	to	1.65%	1,726,923	16.23	to	15.27	27,405,926	0.00%	-13.43%	to	-14.13%
2021	0.85%	to	1.65%	1,681,087	18.74	to	17.79	30,937,267	0.00%	11.87%	to	10.97%
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
2019	0.85%	to	1.65%	1,284,265	13.07	to	12.61	16,568,598	0.00%	27.54%	to	26.51%
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2022	0.35%			35,074	9.49			332,778	2.35%	-4.86%
2021	0.35%			1,252	9.97			12,485	0.08%	-0.28%			****
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)
2022	0.85%	to	1.35%	98,526	7.53	to	7.36	733,456	0.00%	-25.37%	to	-25.74%
2021	0.85%	to	1.35%	78,885	10.09	to	9.91	788,068	0.90%	-12.97%	to	-13.40%
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
2019	1.00%	to	1.35%	23,508	9.98	to	9.92	234,156	0.23%	28.93%	to	28.47%
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2022	0.85%	to	2.10%	379,537	12.41	to	11.55	4,597,034	0.00%	-14.09%	to	-15.18%
2021	0.65%	to	2.10%	389,322	14.58	to	13.61	5,503,659	12.89%	-14.57%	to	-15.82%
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
2019	0.45%	to	1.90%	236,115	12.46	to	11.98	2,876,035	0.00%	38.12%	to	36.11%
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.35%			220	6.89			1,516	0.00%	-24.64%			****
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.45%	to	1.95%	2,905,829	7.88	to	6.60	20,783,179	1.38%	7.91%	to	6.28%
2021	0.45%	to	1.95%	461,618	7.31	to	6.21	3,012,912	0.44%	18.38%	to	16.60%
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
2019	0.45%	to	2.50%	496,103	5.21	to	4.35	2,347,710	0.00%	11.37%	to	9.07%
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2022	0.85%	to	1.65%	803,807	11.19	to	10.53	8,800,801	1.44%	7.21%	to	6.34%
2021	0.85%	to	1.65%	960,317	10.43	to	9.90	9,847,758	0.32%	17.67%	to	16.72%
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
2019	0.85%	to	1.65%	976,376	7.53	to	7.26	7,253,739	0.00%	10.60%	to	9.71%
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.35%			88,534	10.21			903,856	1.67%	-1.01%
2021	0.35%			16,879	10.31			174,076	0.00%	3.13%			****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.30%	to	0.35%	422,915	8.56	to	8.55	3,615,332	1.96%	-13.47%	to	-13.52%
2021	0.30%	to	0.35%	344,801	9.89	to	9.88	3,408,035	0.17%	-2.01%	to	-2.06%	****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2022	0.30%	to	0.35%	421,490	7.65	to	7.64	3,223,326	1.17%	-30.33%	to	-30.37%
2021	0.30%	to	0.35%	190,494	10.98			2,091,764	0.00%	-1.84%	to	-1.89%	****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.30%	to	0.35%	208,707	10.89	to	10.88	2,271,909	1.06%	-19.06%	to	-19.10%
2021	0.30%	to	0.35%	115,256	13.46	to	13.45	1,550,505	0.05%	23.98%	to	23.92%	****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2022	0.30%	to	0.35%	463,019	9.39	to	9.38	4,345,975	1.38%	-6.00%	to	-6.05%
2021	0.30%	to	0.35%	290,454	9.99			2,901,376	0.01%	-0.75%	to	-0.80%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2022	0.30%	to	0.35%	355,864	9.91	to	9.90	3,523,713	2.79%	-16.27%	to	-16.31%
2021	0.30%	to	0.35%	214,590	11.84	to	11.83	2,538,662	0.03%	8.20%	to	8.15%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2022	0.30%	to	0.35%	320,057	10.83	to	10.82	3,462,502	1.30%	-19.83%	to	-19.87%
2021	0.30%	to	0.35%	273,616	13.51	to	13.50	3,694,149	0.03%	25.26%	to	25.20%	****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2022	0.65%	to	1.90%	344,256	11.33	to	10.81	3,826,854	0.92%	-26.57%	to	-27.49%
2021	0.65%	to	1.95%	407,114	15.43	to	14.89	6,191,338	0.77%	45.46%	to	43.56%
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%
2019	0.85%	to	1.90%	303,188	10.83	to	10.75	3,274,637	2.56%	8.27%	to	7.51%	****

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.